SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 11.9%
Alphabet Inc, Cl A	150,277	$26,483
Alphabet Inc, Cl C	105,868	18,780
AT&T Inc	758,791	21,959
Comcast Corp, Cl A	202,534	7,229
Electronic Arts Inc	30,317	4,842
Fox Corp, Cl A	75,165	4,212
Liberty Media Corp-Liberty Formula One, Cl C *	11,713	1,224
Match Group Inc	71,257	2,201
Meta Platforms Inc, Cl A	76,169	56,220
Netflix Inc *	11,568	15,491
Nexstar Media Group Inc, Cl A	7,791	1,348
Pinterest Inc, Cl A *	36,895	1,323
ROBLOX Corp, Cl A *	34,750	3,656
Sea Ltd ADR *	26,355	4,215
Spotify Technology SA *	3,687	2,829
TEGNA Inc	32,836	550
TKO Group Holdings Inc, Cl A	13,495	2,455
Verizon Communications Inc	98,527	4,263
Walt Disney Co/The	30,692	3,806

		183,086
Consumer Discretionary — 10.0%
Abercrombie & Fitch Co, Cl A *	38,094	3,156
ADT Inc	72,456	614
Airbnb Inc, Cl A *	23,876	3,160
Amazon.com Inc, Cl A *	154,428	33,880
AutoNation Inc *	14,287	2,838
AutoZone Inc *	1,115	4,139
Bloomin' Brands Inc	75,077	646
Booking Holdings Inc	1,736	10,050
BorgWarner Inc	51,591	1,727
Deckers Outdoor Corp *	35,020	3,610
Dick's Sporting Goods Inc	9,168	1,814
Domino's Pizza Inc	8,165	3,679
DoorDash Inc, Cl A *	16,645	4,103
eBay Inc	116,109	8,646
Expedia Group Inc	1,822	307
Ferrari NV	2,123	1,042
Ford Motor Co	65,375	709
Garmin Ltd	1,467	306
General Motors Co	185,134	9,110
Goodyear Tire & Rubber Co/The *	61,552	638
Grand Canyon Education Inc *	5,344	1,010
H&R Block Inc	39,964	2,194
Harley-Davidson Inc, Cl A	28,103	663
KB Home	7,667	406
Lennar Corp, Cl A	19,661	2,175
Lululemon Athletica Inc *	14,454	3,434
Magna International Inc, Cl A	52,181	2,015
McDonald's Corp	12,569	3,672
MercadoLibre Inc *	955	2,496

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
O'Reilly Automotive Inc *	47,055	$4,241
Penske Automotive Group Inc, Cl A	15,532	2,669
Phinia Inc	12,286	547
PulteGroup Inc	51,466	5,428
PVH Corp	16,256	1,115
Ralph Lauren Corp, Cl A	16,820	4,613
SharkNinja Inc *	3,625	359
Tapestry Inc	30,682	2,694
Tesla Inc *	12,313	3,911
TJX Cos Inc/The	57,677	7,123
Whirlpool Corp	16,375	1,661
Williams-Sonoma Inc	22,947	3,749
Yum! Brands Inc	25,328	3,753

		154,102
Consumer Staples — 7.1%
Albertsons Cos Inc, Cl A	81,694	1,757
Altria Group Inc	203,636	11,939
Ambev SA ADR	1,367,493	3,296
Archer-Daniels-Midland Co	44,160	2,331
Bunge Global SA	12,997	1,043
Campbell Soup Co	32,377	992
Coca-Cola Co/The	32,333	2,288
Colgate-Palmolive Co	20,786	1,890
Conagra Brands Inc	236,892	4,849
Costco Wholesale Corp	2,874	2,845
Dollar General Corp	82,646	9,453
Estee Lauder Cos Inc/The, Cl A	49,593	4,007
General Mills Inc	24,977	1,294
Ingredion Inc	27,018	3,664
Kraft Heinz Co/The	42,746	1,104
Kroger Co/The	204,181	14,646
Molson Coors Beverage Co, Cl B	65,476	3,149
Monster Beverage Corp *	59,113	3,703
Philip Morris International Inc	69,787	12,710
Procter & Gamble Co/The	26,046	4,150
Target Corp, Cl A	16,385	1,616
Tyson Foods Inc, Cl A	73,863	4,132
Unilever PLC ADR	119,243	7,294
Walmart Inc	47,952	4,689

		108,841
Energy — 3.0%
APA Corp	26,019	476
BP PLC ADR	118,461	3,546
Canadian Natural Resources Ltd	113,524	3,565
ConocoPhillips	73,687	6,613
Devon Energy Corp	71,669	2,280
Exxon Mobil Corp	38,812	4,184
Halliburton Co	122,103	2,488
HF Sinclair Corp	45,255	1,859
Marathon Petroleum Corp	23,844	3,961
Phillips 66	33,213	3,962
Schlumberger NV, Cl A	77,373	2,615

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Scorpio Tankers Inc	11,792	$461
Shell PLC ADR	60,732	4,276
Valero Energy Corp	43,983	5,912

		46,198
Financials — 13.6%
Aflac Inc	22,395	2,362
Allstate Corp/The	26,750	5,385
American Financial Group Inc/OH	11,156	1,408
American International Group Inc	32,399	2,773
Ameriprise Financial Inc	7,971	4,254
Annaly Capital Management Inc ‡	273,774	5,152
Bank of America Corp	161,925	7,662
Bank of New York Mellon Corp/The	94,712	8,629
Berkshire Hathaway Inc, Cl B *	7,280	3,536
Brown & Brown Inc	6,160	683
Citigroup Inc	256,565	21,839
Citizens Financial Group Inc	12,626	565
CME Group Inc, Cl A	4,773	1,316
Corebridge Financial Inc	9,480	337
Corpay Inc *	1,409	468
East West Bancorp Inc	23,532	2,376
Everest Group Ltd	2,104	715
FactSet Research Systems Inc	6,142	2,747
Fifth Third Bancorp	58,545	2,408
First Horizon Corp	78,064	1,655
Fiserv Inc, Cl A *	12,543	2,163
Global Payments Inc	103,204	8,260
Goldman Sachs Group Inc/The	7,615	5,390
Hartford Financial Services Group Inc/The	47,450	6,020
JPMorgan Chase & Co	27,327	7,922
M&T Bank Corp	9,537	1,850
Mastercard Inc, Cl A	10,392	5,840
MetLife Inc	5,123	412
MGIC Investment Corp	48,221	1,342
Moody's Corp	33,622	16,864
MSCI Inc, Cl A	2,091	1,206
PayPal Holdings Inc *	26,179	1,946
Radian Group Inc	47,300	1,704
Regions Financial Corp	108,576	2,554
Robinhood Markets Inc, Cl A *	61,589	5,767
S&P Global Inc	7,300	3,849
SoFi Technologies Inc *	22,312	406
State Street Corp	62,585	6,655
Synchrony Financial	76,046	5,075
Toast Inc, Cl A *	17,382	770
Truist Financial Corp	19,030	818
Unum Group	35,267	2,848
Visa Inc, Cl A	68,040	24,158
Voya Financial Inc	6,800	483
Wells Fargo & Co	113,595	9,101
Western Union Co/The	57,967	488
Willis Towers Watson PLC	24,465	7,499

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zions Bancorp NA	17,984	$934

		208,594
Health Care — 11.1%
AstraZeneca PLC ADR	11,848	828
Baxter International Inc	60,057	1,819
Boston Scientific Corp *	70,690	7,593
Bristol-Myers Squibb Co	72,977	3,378
Cardinal Health Inc	34,333	5,768
Cencora Inc, Cl A	19,378	5,810
Centene Corp *	21,483	1,166
Cigna Group/The	4,286	1,417
CVS Health Corp	173,359	11,958
Danaher Corp, Cl A	10,722	2,118
DaVita Inc *	9,247	1,317
Doximity Inc, Cl A *	7,483	459
Eli Lilly & Co	8,735	6,809
Exelixis Inc *	154,431	6,807
Genmab A/S ADR *	82,643	1,707
Gilead Sciences Inc	103,940	11,524
Glaukos Corp *	3,022	312
GSK PLC ADR	94,516	3,629
HCA Healthcare Inc	11,406	4,370
Humana Inc	14,469	3,537
ICON PLC *	10,348	1,505
Incyte Corp *	29,565	2,013
Insulet Corp *	4,506	1,416
Intuitive Surgical Inc *	868	472
Jazz Pharmaceuticals PLC *	31,946	3,390
Johnson & Johnson	136,687	20,879
Lantheus Holdings Inc *	7,517	615
McKesson Corp	468	343
Medtronic PLC	44,558	3,884
Merck & Co Inc	37,063	2,934
Mettler-Toledo International Inc *	12,796	15,032
Natera Inc *	18,458	3,118
Organon & Co	139,820	1,353
Pfizer Inc	168,730	4,090
ResMed Inc	14,010	3,615
Royalty Pharma PLC, Cl A	77,090	2,778
Sanofi SA ADR	40,173	1,941
Stryker Corp	11,853	4,689
Tenet Healthcare Corp *	1,743	307
United Therapeutics Corp *	4,772	1,371
Universal Health Services Inc, Cl B	14,776	2,677
Veeva Systems Inc, Cl A *	8,337	2,401
Vertex Pharmaceuticals Inc *	3,595	1,601
Viatris Inc, Cl W	239,932	2,143
Zoetis Inc, Cl A	23,745	3,703

		170,596
Industrials — 9.9%
Acuity Brands Inc	3,623	1,081
AerCap Holdings NV	72,854	8,524

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AGCO Corp	28,514	$2,941
Allison Transmission Holdings Inc	36,197	3,438
AMETEK Inc	25,854	4,679
Carlisle Cos Inc	3,866	1,444
Caterpillar Inc, Cl A	4,968	1,929
Cintas Corp	6,713	1,496
CNH Industrial NV	107,853	1,398
Cummins Inc	19,070	6,245
Delta Air Lines Inc, Cl A	120,277	5,915
Equifax Inc	8,885	2,304
Fastenal Co, Cl A	6,902	290
FedEx Corp	23,844	5,420
General Electric Co	27,067	6,967
GFL Environmental Inc	79,938	4,034
Graco Inc	21,995	1,891
HEICO Corp	22,776	7,470
Huntington Ingalls Industries Inc, Cl A	2,248	543
Illinois Tool Works Inc	6,298	1,557
Lennox International Inc	6,471	3,709
Lockheed Martin Corp	4,966	2,300
ManpowerGroup Inc	31,304	1,265
Mueller Industries Inc	19,698	1,565
Oshkosh Corp	8,217	933
Otis Worldwide Corp	20,071	1,987
Owens Corning	24,808	3,412
Paychex Inc	14,146	2,058
Regal Rexnord Corp	17,781	2,578
Ryder System Inc	16,574	2,635
Snap-on Inc	19,911	6,196
Textron Inc	25,841	2,075
Timken Co/The	48,622	3,527
Trane Technologies PLC	22,685	9,923
TransDigm Group Inc	5,565	8,462
United Airlines Holdings Inc *	37,147	2,958
Veralto Corp	148,284	14,969
Verisk Analytics Inc, Cl A	9,589	2,987
Vertiv Holdings Co, Cl A	29,027	3,727
Westinghouse Air Brake Technologies Corp	7,173	1,502
WW Grainger Inc	3,052	3,175

		151,509
Information Technology — 26.8%
Adobe Inc *	34,380	13,301
Amdocs Ltd	41,692	3,804
Amkor Technology Inc	25,355	532
Amphenol Corp, Cl A	79,504	7,851
Analog Devices Inc	10,936	2,603
Apple Inc	242,469	49,747
Applied Materials Inc	16,869	3,088
AppLovin Corp, Cl A *	28,228	9,882
Arista Networks Inc *	8,788	899
Arrow Electronics Inc, Cl A *	17,193	2,191
Astera Labs Inc *	17,836	1,613
Autodesk Inc, Cl A *	7,957	2,463

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	49,787	$13,724
Cadence Design Systems Inc *	3,999	1,232
Cirrus Logic Inc *	13,605	1,418
Cisco Systems Inc	236,780	16,428
Cloudflare Inc, Cl A *	7,421	1,453
Coherent Corp *	13,969	1,246
Corning Inc, Cl B	30,683	1,614
Dell Technologies Inc, Cl C	22,963	2,815
DocuSign Inc, Cl A *	19,704	1,535
Dropbox Inc, Cl A *	216,463	6,191
DXC Technology Co *	21,823	334
F5 Inc, Cl A *	18,209	5,359
Flex Ltd *	70,233	3,506
Fortinet Inc *	29,036	3,070
Gartner Inc *	4,643	1,877
Gen Digital Inc	105,126	3,091
Guidewire Software Inc, Cl Z *	1,286	303
Hewlett Packard Enterprise Co	105,949	2,167
HP Inc	106,299	2,600
International Business Machines Corp	10,221	3,013
Intuit Inc	13,180	10,381
Jabil Inc	27,473	5,992
Micron Technology Inc	25,988	3,203
Microsoft Corp	150,623	74,921
Motorola Solutions Inc	24,952	10,491
Nebius Group, Cl A *	11,630	643
NetApp Inc	25,725	2,741
NVIDIA Corp	426,516	67,385
ON Semiconductor Corp *	67,926	3,560
Oracle Corp, Cl B	35,054	7,664
Palantir Technologies Inc, Cl A *	6,512	888
QUALCOMM Inc	52,988	8,439
Roper Technologies Inc	7,651	4,337
Salesforce Inc	44,264	12,070
SAP SE ADR	13,762	4,185
Skyworks Solutions Inc	9,539	711
Snowflake Inc, Cl A *	4,858	1,087
Taiwan Semiconductor Manufacturing Co Ltd ADR	38,915	8,814
TD SYNNEX Corp	25,656	3,482
Twilio Inc, Cl A *	9,926	1,234
VeriSign Inc	14,189	4,098
Vontier Corp	122,884	4,534

		411,810
Materials — 2.0%
Celanese Corp, Cl A	68,765	3,805
Crown Holdings Inc	57,470	5,918
Eastman Chemical Co	28,673	2,141
FMC Corp	119,980	5,009
Freeport-McMoRan Inc, Cl B	57,080	2,474
Graphic Packaging Holding Co	39,919	841
Linde PLC	7,977	3,743
Martin Marietta Materials Inc, Cl A	5,543	3,043

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mosaic Co/The	8,735	$319
Newmont Corp	5,662	330
Steel Dynamics Inc	12,367	1,583
Sylvamo Corp	32,535	1,630

		30,836
Real Estate — 0.7%
American Tower Corp, Cl A ‡	11,766	2,601
Host Hotels & Resorts Inc ‡	105,947	1,627
Howard Hughes Holdings Inc *	28,803	1,944
Omega Healthcare Investors Inc ‡	49,462	1,813
Sabra Health Care REIT Inc ‡	97,960	1,806

		9,791
Utilities — 3.0%
Constellation Energy Corp	3,577	1,155
Edison International	50,373	2,599
Entergy Corp	23,538	1,956
FirstEnergy Corp	128,416	5,170
National Fuel Gas Co	40,866	3,462

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NRG Energy Inc	68,239	$10,958
Sempra	29,494	2,235
Talen Energy Corp *	13,747	3,997
UGI Corp	67,208	2,448
Vistra Corp	34,843	6,753
Xcel Energy Inc	79,271	5,398
		46,131
Total Common Stock
(Cost $885,209) ($ Thousands)		1,521,494

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	12,582,351	12,582
Total Cash Equivalent
(Cost $12,582) ($ Thousands)		12,582
Total Investments in Securities — 99.9%
(Cost $897,791) ($ Thousands)		$1,534,076

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	20	Sep-2025	$6,089	$6,254	$165
S&P Mid Cap 400 Index E-MINI	3	Sep-2025	920	938	18
			$7,009	$7,192	$183

Percentages are based on Net Assets of $1,535,250 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,864	$277,467	$(280,749)	$—	$—	$12,582	$467	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 7.9%
Alphabet Inc, Cl A	21,933	$3,865
Alphabet Inc, Cl C	988	175
AT&T Inc	1,527,589	44,209
BCE Inc	224,998	4,988
Comcast Corp, Cl A	766,181	27,345
Fox Corp, Cl A	130,663	7,322
Meta Platforms Inc, Cl A	4,649	3,432
Omnicom Group Inc	81,199	5,842
TEGNA Inc	41,304	692
Verizon Communications Inc	118,356	5,121
Walt Disney Co/The	22,892	2,839

		105,830
Consumer Discretionary — 6.1%
Abercrombie & Fitch Co, Cl A *	43,074	3,569
Aptiv PLC *	35,184	2,400
AutoNation Inc *	10,940	2,173
Best Buy Co Inc	49,330	3,311
BorgWarner Inc	90,533	3,031
Dick's Sporting Goods Inc	6,823	1,350
eBay Inc	152,244	11,336
Expedia Group Inc	37,908	6,394
Ford Motor Co	185,547	2,013
General Motors Co	372,896	18,350
Genuine Parts Co	53,383	6,476
Goodyear Tire & Rubber Co/The *	89,554	929
Harley-Davidson Inc, Cl A	26,937	636
Lennar Corp, Cl A	27,173	3,006
LKQ Corp	27,532	1,019
Lowe's Cos Inc	19,841	4,402
Magna International Inc, Cl A	63,243	2,442
Penske Automotive Group Inc, Cl A	13,566	2,331
PulteGroup Inc	38,527	4,063
PVH Corp	28,454	1,952

		81,183
Consumer Staples — 9.5%
Albertsons Cos Inc, Cl A	81,001	1,742
Altria Group Inc	146,921	8,614
Ambev SA ADR	1,387,221	3,343
Archer-Daniels-Midland Co	173,532	9,159
Bunge Global SA	42,065	3,377
Conagra Brands Inc	183,730	3,761
Diageo PLC ADR	36,738	3,705
Dollar General Corp	80,385	9,194
Estee Lauder Cos Inc/The, Cl A	41,804	3,378
Ingredion Inc	41,015	5,562
Kenvue Inc	293,029	6,133
Kraft Heinz Co/The	56,221	1,452
Kroger Co/The	361,003	25,895
Molson Coors Beverage Co, Cl B	102,466	4,927
Nu Skin Enterprises Inc, Cl A	110,092	880
Philip Morris International Inc	59,986	10,925

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp, Cl A	116,559	$11,498
Tyson Foods Inc, Cl A	117,405	6,568
Unilever PLC ADR	102,824	6,290

		126,403
Energy — 6.7%
APA Corp	81,766	1,495
BP PLC ADR	111,338	3,332
Canadian Natural Resources Ltd	101,109	3,175
Chevron Corp	46,222	6,619
ConocoPhillips	134,315	12,053
Devon Energy Corp	66,333	2,110
Exxon Mobil Corp	223,787	24,124
Halliburton Co	123,909	2,525
HF Sinclair Corp	31,396	1,290
Marathon Petroleum Corp	56,636	9,408
Phillips 66	8,729	1,041
Schlumberger NV, Cl A	41,999	1,420
Scorpio Tankers Inc	27,820	1,089
Shell PLC ADR	61,589	4,336
Valero Energy Corp	109,729	14,750

		88,767
Financials — 23.0%
Allstate Corp/The	15,652	3,151
Ally Financial Inc	58,605	2,283
American Express Co	12,719	4,057
American Financial Group Inc/OH	9,507	1,200
American International Group Inc	33,544	2,871
Ameriprise Financial Inc	5,411	2,888
Annaly Capital Management Inc ‡	207,046	3,897
Bank of America Corp	426,738	20,193
Bank of New York Mellon Corp/The	209,641	19,100
Berkshire Hathaway Inc, Cl B *	15,733	7,643
Chubb Ltd	31,837	9,224
Citigroup Inc	469,227	39,941
Citizens Financial Group Inc	40,778	1,825
Corebridge Financial Inc	32,607	1,157
East West Bancorp Inc	22,059	2,227
Everest Group Ltd	2,647	900
Fidelity National Information Services Inc, Cl B	58,428	4,757
Fifth Third Bancorp	80,177	3,298
First Horizon Corp	128,304	2,720
Global Payments Inc	182,508	14,608
Goldman Sachs Group Inc/The	5,816	4,116
Hartford Financial Services Group Inc/The	27,067	3,434
JPMorgan Chase & Co	61,323	17,778
Lincoln National Corp	73,361	2,538
M&T Bank Corp	17,579	3,410
MetLife Inc	143,443	11,536
MGIC Investment Corp	104,641	2,913
Morgan Stanley	66,059	9,305
Northern Trust Corp	19,901	2,523

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PayPal Holdings Inc *	29,880	$2,221
Prudential Financial Inc	84,908	9,122
Radian Group Inc	78,204	2,817
Raymond James Financial Inc	45,580	6,991
Regions Financial Corp	96,913	2,279
Reinsurance Group of America Inc, Cl A	15,260	3,027
State Street Corp	47,517	5,053
Synchrony Financial	137,003	9,144
T Rowe Price Group Inc	52,240	5,041
Travelers Cos Inc/The	21,651	5,792
Truist Financial Corp	148,530	6,385
Unum Group	65,664	5,303
Voya Financial Inc	70,179	4,983
Wells Fargo & Co	304,933	24,431
Western Union Co/The	97,873	824
Willis Towers Watson PLC	14,511	4,448
Zions Bancorp NA	58,140	3,020

		306,374
Health Care — 13.6%
Baxter International Inc	135,184	4,093
Bristol-Myers Squibb Co	69,676	3,225
Cardinal Health Inc	72,713	12,216
Centene Corp *	153,261	8,319
Cigna Group/The	15,238	5,037
CVS Health Corp	239,573	16,526
Exelixis Inc *	36,420	1,605
Genmab A/S ADR *	99,887	2,064
Gilead Sciences Inc	150,435	16,679
GSK PLC ADR	105,791	4,062
HCA Healthcare Inc	6,271	2,403
Hologic Inc *	31,354	2,043
Humana Inc	13,599	3,325
ICON PLC *	21,150	3,076
Incyte Corp *	35,435	2,413
Jazz Pharmaceuticals PLC *	48,215	5,117
Johnson & Johnson	90,718	13,857
Lantheus Holdings Inc *	3,229	264
McKesson Corp	12,461	9,131
Medtronic PLC	124,938	10,891
Merck & Co Inc	115,817	9,168
Novartis AG ADR	54,997	6,655
Organon & Co	190,217	1,841
Pfizer Inc	837,486	20,301
Royalty Pharma PLC, Cl A	86,983	3,134
Sanofi SA ADR	48,458	2,341
United Therapeutics Corp *	17,443	5,012
Universal Health Services Inc, Cl B	9,570	1,734
Viatris Inc, Cl W	511,249	4,566

		181,098
Industrials — 11.1%
AECOM	18,000	2,031
AerCap Holdings NV	75,785	8,867

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AGCO Corp	26,021	$2,684
Alaska Air Group Inc *	44,991	2,226
Allison Transmission Holdings Inc	48,962	4,651
Caterpillar Inc, Cl A	7,394	2,870
CNH Industrial NV	145,584	1,887
Cummins Inc	14,773	4,838
Delta Air Lines Inc, Cl A	256,883	12,634
Expeditors International of Washington Inc	25,052	2,862
FedEx Corp	28,512	6,481
General Dynamics Corp	33,620	9,806
Genpact Ltd	26,837	1,181
Huntington Ingalls Industries Inc, Cl A	15,488	3,740
Johnson Controls International PLC	99,130	10,470
Leidos Holdings Inc	24,685	3,894
Lockheed Martin Corp	4,519	2,093
ManpowerGroup Inc	44,402	1,794
Mueller Industries Inc	14,002	1,113
Oshkosh Corp	23,928	2,717
Owens Corning	24,281	3,339
PACCAR Inc	73,918	7,027
Regal Rexnord Corp	24,111	3,495
RTX Corp	81,399	11,886
Ryder System Inc	22,537	3,583
Siemens AG ADR	56,057	7,224
Snap-on Inc	18,096	5,631
Textron Inc	72,569	5,827
Timken Co/The	46,818	3,397
United Airlines Holdings Inc *	29,727	2,367
United Parcel Service Inc, Cl B	54,458	5,497

		148,112
Information Technology — 9.8%
Adobe Inc *	5,817	2,251
Amdocs Ltd	62,562	5,708
Amkor Technology Inc	86,330	1,812
Applied Materials Inc	15,694	2,873
Arrow Electronics Inc, Cl A *	29,256	3,728
Broadcom Inc	37,574	10,357
Cirrus Logic Inc *	33,962	3,541
Cisco Systems Inc	225,327	15,633
Cognizant Technology Solutions Corp, Cl A	88,623	6,915
Dell Technologies Inc, Cl C	25,353	3,108
Dropbox Inc, Cl A *	61,478	1,758
DXC Technology Co *	171,003	2,615
F5 Inc, Cl A *	9,418	2,772
Flex Ltd *	72,201	3,604
Gen Digital Inc	37,780	1,111
Hewlett Packard Enterprise Co	496,593	10,155
HP Inc	258,302	6,318
Jabil Inc	44,900	9,793
Micron Technology Inc	25,562	3,151
Microsoft Corp	16,376	8,146
ON Semiconductor Corp *	84,263	4,416
QUALCOMM Inc	63,645	10,136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Salesforce Inc	7,149	$1,949
Skyworks Solutions Inc	38,844	2,895
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,313	297
TD SYNNEX Corp	20,829	2,827
Vontier Corp	94,752	3,496

		131,365
Materials — 3.9%
Celanese Corp, Cl A	89,638	4,960
CF Industries Holdings Inc	39,747	3,657
Crown Holdings Inc	56,924	5,862
Dow Inc	203,364	5,385
Eastman Chemical Co	40,818	3,047
FMC Corp	146,891	6,133
Freeport-McMoRan Inc, Cl B	72,015	3,122
Graphic Packaging Holding Co	51,887	1,093
LyondellBasell Industries NV, Cl A	48,418	2,801
Mosaic Co/The	59,239	2,161
Newmont Corp	61,927	3,608
O-I Glass Inc, Cl I *	94,000	1,386
Reliance Inc	10,613	3,331
Steel Dynamics Inc	32,255	4,129
Sylvamo Corp	40,450	2,026

		52,701
Real Estate — 2.7%
Crown Castle Inc ‡	54,469	5,596
Healthpeak Properties Inc ‡	418,413	7,327
Host Hotels & Resorts Inc ‡	341,036	5,238

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howard Hughes Holdings Inc *	47,469	$3,204
Jones Lang LaSalle Inc *	10,291	2,632
Omega Healthcare Investors Inc ‡	69,476	2,546
Sabra Health Care REIT Inc ‡	132,217	2,438
VICI Properties Inc, Cl A ‡	223,857	7,298

		36,279
Utilities — 4.6%
Duke Energy Corp	77,793	9,180
Edison International	67,379	3,477
Exelon Corp	65,418	2,840
FirstEnergy Corp	120,825	4,864
National Fuel Gas Co	34,734	2,942
NextEra Energy Inc	123,091	8,545
NRG Energy Inc	69,393	11,143
Sempra	78,390	5,940
UGI Corp	165,087	6,013
Xcel Energy Inc	99,810	6,797

		61,741
Total Common Stock
(Cost $933,151) ($ Thousands)		1,319,853

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	12,755,651	12,756
Total Cash Equivalent
(Cost $12,756) ($ Thousands)		12,756
Total Investments in Securities — 99.9%
(Cost $945,907) ($ Thousands)		$1,332,609

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	15	Sep-2025	$4,541	$4,689	$148
S&P Mid Cap 400 Index E-MINI	12	Sep-2025	3,660	3,751	91
			$8,201	$8,440	$239

Percentages are based on Net Assets of $1,334,544 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$13,973	$145,407	$(146,624)	$—	$—	$12,756	$471	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.7%

Communication Services — 13.5%
Alphabet Inc, Cl A	309,134	$54,479
Alphabet Inc, Cl C	78,025	13,841
DoubleVerify Holdings Inc *	21,946	328
Electronic Arts Inc	43,260	6,908
Fox Corp, Cl A	5,730	321
Fox Corp, Cl B	4,004	207
Liberty Media Corp-Liberty Formula One, Cl C *	33,472	3,498
Match Group Inc	84,272	2,603
Meta Platforms Inc, Cl A	94,403	69,678
Netflix Inc *	24,672	33,039
Pinterest Inc, Cl A *	22,022	790
ROBLOX Corp, Cl A *	40,634	4,275
Sea Ltd ADR *	37,760	6,039
Spotify Technology SA *	9,516	7,302
TKO Group Holdings Inc, Cl A	23,162	4,214

		207,522
Consumer Discretionary — 12.7%
ADT Inc	75,883	643
Airbnb Inc, Cl A *	13,732	1,817
Amazon.com Inc, Cl A *	296,047	64,950
AutoZone Inc *	4,158	15,435
Booking Holdings Inc	3,788	21,930
Coupang Inc, Cl A *	35,999	1,078
Deckers Outdoor Corp *	34,576	3,564
Domino's Pizza Inc	3,653	1,646
DoorDash Inc, Cl A *	18,099	4,462
eBay Inc	27,615	2,056
Ferrari NV	3,701	1,816
H&R Block Inc	37,470	2,057
Hilton Worldwide Holdings Inc	24,565	6,543
Lowe's Cos Inc	30,614	6,792
Lululemon Athletica Inc *	6,230	1,480
McDonald's Corp	15,339	4,482
MercadoLibre Inc *	1,691	4,420
NIKE Inc, Cl B	64,208	4,561
O'Reilly Automotive Inc *	62,205	5,607
PVH Corp	5,033	345
Ralph Lauren Corp, Cl A	13,042	3,577
SharkNinja Inc *	11,288	1,117
Tapestry Inc	40,163	3,527
Tesla Inc *	28,091	8,923
TJX Cos Inc/The	134,330	16,588
Williams-Sonoma Inc	15,168	2,478
Yum! Brands Inc	22,295	3,304

		195,198
Consumer Staples — 3.3%
Altria Group Inc	91,394	5,358
Coca-Cola Co/The	111,588	7,895
Colgate-Palmolive Co	78,181	7,107
Kroger Co/The	8,012	575

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Maplebear Inc *	8,963	$405
Monster Beverage Corp *	38,532	2,414
PepsiCo Inc	36,873	4,869
Philip Morris International Inc	74,850	13,632
Procter & Gamble Co/The	24,200	3,856
Walmart Inc	47,612	4,655

		50,766
Energy — 0.0%
Hess Midstream, Cl A	2,103	81
New Fortress Energy Inc, Cl A	69,374	230

		311
Financials — 8.2%
Bank of America Corp	5,582	264
Bank of New York Mellon Corp/The	20,015	1,823
Brown & Brown Inc	38,899	4,313
Capital One Financial Corp	13,696	2,914
Citigroup Inc	10,185	867
CME Group Inc, Cl A	69,799	19,238
Corpay Inc *	639	212
FactSet Research Systems Inc	15,761	7,050
Fidelity National Information Services Inc, Cl B	25,424	2,070
Fiserv Inc, Cl A *	29,120	5,021
Global Payments Inc	9,103	729
Goldman Sachs Group Inc/The	12,153	8,601
Lazard Inc, Cl A	15,999	768
Mastercard Inc, Cl A	29,280	16,454
Moody's Corp	30,278	15,187
MSCI Inc, Cl A	11,496	6,630
Nasdaq Inc, Cl A	12,722	1,138
Popular Inc	12,770	1,407
RenaissanceRe Holdings Ltd	3,250	789
Robinhood Markets Inc, Cl A *	62,574	5,859
S&P Global Inc	7,069	3,727
Synchrony Financial	22,983	1,534
Toast Inc, Cl A *	70,770	3,134
Visa Inc, Cl A	43,340	15,388

		125,117
Health Care — 6.4%
Apellis Pharmaceuticals Inc *	41,608	720
Boston Scientific Corp *	79,008	8,486
Bridgebio Pharma Inc *	3,212	139
Cardinal Health Inc	36,489	6,130
Cencora Inc, Cl A	27,311	8,189
CVS Health Corp	11,461	791
Eli Lilly & Co	14,769	11,513
Exelixis Inc *	97,056	4,278
Fortrea Holdings Inc *	95,021	470
Gilead Sciences Inc	35,126	3,895
Intuitive Surgical Inc *	11,573	6,289
Jazz Pharmaceuticals PLC *	9,952	1,056
Johnson & Johnson	75,772	11,574

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mettler-Toledo International Inc *	4,944	$5,808
Natera Inc *	18,168	3,069
Regeneron Pharmaceuticals Inc	1,416	743
ResMed Inc	34,267	8,841
Sarepta Therapeutics Inc *	19,348	331
Tenet Healthcare Corp *	1,610	283
UnitedHealth Group Inc	18,666	5,823
Veeva Systems Inc, Cl A *	23,403	6,740
Vertex Pharmaceuticals Inc *	762	339
Zoetis Inc, Cl A	10,665	1,663

		97,170
Industrials — 8.2%
Acuity Brands Inc	9,024	2,692
Allison Transmission Holdings Inc	16,876	1,603
Carlisle Cos Inc	2,725	1,018
Carrier Global Corp	94,113	6,888
CNH Industrial NV	24,852	322
Comfort Systems USA Inc	1,674	898
Copart Inc *	96,932	4,756
Core & Main Inc, Cl A *	22,019	1,329
Curtiss-Wright Corp	3,232	1,579
Delta Air Lines Inc, Cl A	59,443	2,923
Fastenal Co, Cl A	10,304	433
Flowserve Corp	83	4
GE Vernova Inc	7,952	4,208
Genpact Ltd	12,223	538
GFL Environmental Inc	120,758	6,093
Graco Inc	88,784	7,633
HEICO Corp, Cl A	30,574	7,911
Howmet Aerospace Inc	31,804	5,920
Illinois Tool Works Inc	7,255	1,794
Lennox International Inc	3,110	1,783
Lockheed Martin Corp	5,386	2,494
Lyft Inc, Cl A *	7,946	125
Masco Corp	4,372	281
MSC Industrial Direct Co Inc, Cl A	11,073	941
Otis Worldwide Corp	84,801	8,397
Paychex Inc	11,708	1,703
Paylocity Holding Corp *	1,629	295
RTX Corp	15,684	2,290
Snap-on Inc	6,741	2,098
SS&C Technologies Holdings Inc	6,550	542
Textron Inc	6,521	524
Trane Technologies PLC	37,655	16,471
TransUnion	2,247	198
Uber Technologies Inc *	6,651	621
United Airlines Holdings Inc *	22,601	1,800
Veralto Corp	10,860	1,096
Verisk Analytics Inc, Cl A	14,513	4,521
Vertiv Holdings Co, Cl A	83,306	10,697
Westinghouse Air Brake Technologies Corp	31,447	6,583
Woodward Inc	3,197	784

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WW Grainger Inc	2,630	$2,736

		125,522
Information Technology — 41.3%
Adobe Inc *	20,253	7,835
Akamai Technologies Inc *	554	44
Amphenol Corp, Cl A	79,013	7,803
Analog Devices Inc	32,969	7,847
Apple Inc	445,653	91,435
Applied Materials Inc	5,991	1,097
AppLovin Corp, Cl A *	44,203	15,475
Arista Networks Inc *	85,759	8,774
ASML Holding NV, Cl G	3,429	2,748
Astera Labs Inc *	22,995	2,079
Autodesk Inc, Cl A *	21,015	6,506
Broadcom Inc	87,124	24,016
Cadence Design Systems Inc *	12,555	3,869
Cirrus Logic Inc *	15,158	1,580
Cisco Systems Inc	197,340	13,691
Cloudflare Inc, Cl A *	12,460	2,440
Coherent Corp *	32,314	2,883
Corning Inc, Cl B	12,725	669
Crowdstrike Holdings Inc, Cl A *	4,607	2,346
DocuSign Inc, Cl A *	62,837	4,894
Dropbox Inc, Cl A *	197,973	5,662
Dynatrace Inc *	70,685	3,902
F5 Inc, Cl A *	24,664	7,259
Fair Isaac Corp *	1,553	2,839
Fortinet Inc *	58,629	6,198
Gartner Inc *	4,185	1,692
GoDaddy Inc, Cl A *	33,319	5,999
Guidewire Software Inc, Cl Z *	17,395	4,096
Hewlett Packard Enterprise Co	187,165	3,827
Ingram Micro Holding Corp	16,113	336
International Business Machines Corp	21,694	6,395
Intuit Inc	8,933	7,036
Jabil Inc	5,505	1,201
KLA Corp	5,740	5,142
Kyndryl Holdings Inc *	18,983	796
Manhattan Associates Inc *	6,057	1,196
Marvell Technology Inc	3,966	307
Microsoft Corp	297,247	147,854
Monolithic Power Systems Inc	225	165
Motorola Solutions Inc	23,107	9,716
Nebius Group, Cl A *	85,285	4,719
NetApp Inc	57,667	6,144
NVIDIA Corp	852,244	134,646
Oracle Corp, Cl B	55,557	12,146
Palantir Technologies Inc, Cl A *	47,744	6,508
Palo Alto Networks Inc *	4,816	986
Pegasystems Inc	19,721	1,067
QUALCOMM Inc	22,916	3,650
Rambus Inc *	4,214	270
Salesforce Inc	18,478	5,039

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SentinelOne Inc, Cl A *	5,399	$99
ServiceNow Inc *	1,891	1,944
Snowflake Inc, Cl A *	6,263	1,401
Taiwan Semiconductor Manufacturing Co Ltd ADR	48,990	11,096
Trimble Inc *	24,352	1,850
Twilio Inc, Cl A *	18,657	2,320
Ubiquiti Inc	1,382	569
UiPath Inc, Cl A *	120,455	1,542
VeriSign Inc	20,499	5,920
Workday Inc, Cl A *	4,872	1,169

		632,734
Materials — 1.0%
CRH PLC	11,149	1,023
Linde PLC	14,397	6,755
Newmont Corp	4,291	250
Sherwin-Williams Co/The, Cl A	20,674	7,099

		15,127
Real Estate — 0.1%
Ventas Inc ‡	26,615	1,681

Utilities — 1.0%
Constellation Energy Corp	6,396	2,064

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dominion Energy Inc	45,326	$2,562
PG&E Corp	4,049	57
Talen Energy Corp *	20,110	5,847
Vistra Corp	25,791	4,999

		15,529
Total Common Stock
(Cost $702,503) ($ Thousands)		1,466,677
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 1.7%
U.S. Treasury Bill
4.289%, 08/21/2025 (A)	$25,900	25,741

Total U.S. Treasury Obligation
(Cost $25,744) ($ Thousands)		25,741

	Shares
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	38,467,900	38,468
Total Cash Equivalent
(Cost $38,468) ($ Thousands)		38,468
Total Investments in Securities — 99.9%
(Cost $766,715) ($ Thousands)		$1,530,886

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	11	Sep-2025	$4,860	$5,037	$177
S&P 500 Index E-MINI	18	Sep-2025	5,480	5,628	148
S&P Mid Cap 400 Index E-MINI	1	Sep-2025	306	312	6
			$10,646	$10,977	$331

A list of the open OTC swap agreements held by the Fund at June 30, 2025 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset returns	Annually	09/15/2025	USD	44,798	$1,209	$–	$1,209
								$1,209	$–	$1,209

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund (Continued)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of June 30, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

42,422	LAM RESEARCH CORP	$3,963	$173	8.8%
10,975	ROYAL CARIBBEAN CRUISES LTD	2,905	534	6.5
4,449	GOLDMAN SACHS GROUP INC	2,793	378	6.2
9,633	EQUIFAX INC	2,576	(83)	5.8
15,584	EXPEDIA GROUP INC	2,565	65	5.7
41,388	SYNCHRONY FINANCIAL	2,536	222	5.7
14,030	INTERCONTINENTAL EXCHANGE INC	2,523	54	5.6
11,941	ORACLE CORP	2,521	85	5.6
12,437	ALLSTATE CORP	2,483	29	5.5
4,501	MSCI INC. -A-	2,464	128	5.5
11,229	AMAZON.COM INC	2,414	58	5.4
2,707	EQUINIX INC	2,404	(244)	5.4
56,787	OVINTIV INC	2,351	(178)	5.2
27,924	NATIONAL FUEL GAS CO	2,341	36	5.2
25,694	TRANSUNION	2,207	50	4.9
43,618	MOLSON COORS BEVERAGE CO -B-	2,158	(47)	4.8
161,324	CNH INDUSTRIAL N.V.	2,094	(7)	4.7
41,158	PEGASYSTEMS INC	2,060	164	4.6
4,107	COMFORT SYSTEMS USA INC	2,057	141	4.6
25,301	TEXTRON INC	1,954	74	4.4
13,293	NVIDIA CORP	1,923	167	4.3
160,626	RITHM CAPITAL CORP	1,813	37	4.0
20,507	TERADYNE INC	1,798	43	4.0
23,008	CITIGROUP INC	1,796	159	4.0
215,854	ADT INC	1,785	52	4.0
6,700	TRAVELERS COMPANIES INC	1,776	20	4.0
6,625	RENAISSANCERE HOLDINGS LTD	1,641	(32)	3.7
1,668	BLACKROCK INC	1,638	162	3.7
31,094	PURE STORAGE INC -A-	1,607	188	3.6
28,884	WEBSTER FINANCIAL CORP (CONN)	1,487	87	3.3
97,330	LYFT INC -A-	1,457	74	3.3
15,973	LOUISIANA-PACIFIC CORP	1,414	(43)	3.2
49,264	DROPBOX INC -A-	1,411	(5)	3.2
58,070	CARNIVAL CORPORATION	1,384	256	3.1
1,940	MONOLITHIC POWER SYSTEMS INC	1,371	49	3.1
65,517	INTEL CORP	1,359	151	3.0
21,364	MASCO CORP	1,335	37	3.0
16,093	ELASTIC N.V. BEARER	1,306	48	2.9
2,538	S&P GLOBAL INC	1,282	54	2.9
17,966	INCYTE CORP	1,280	(58)	2.9
46,654	MGIC INVESTMENT CORP	1,257	40	2.8
16,317	GLOBAL PAYMENTS INC	1,254	54	2.8
14,306	NASDAQ INC	1,248	31	2.8
20,265	COMERICA INC	1,180	31	2.6
40,152	IRIDIUM COMMUNICATIONS INC	1,177	37	2.6
106,875	10X GENOMICS INC -A-	1,177	67	2.6
16,124	NUTANIX INC -A-	1,167	63	2.6
2,379	GE VERNOVA INC	1,161	96	2.6
13,170	PERFORMANCE FOOD GROUP CO	1,153	(3)	2.6
78,314	DOUBLEVERIFY HOLDINGS INC	1,147	24	2.6
4,584	PAYCOM SOFTWARE INC	1,130	(71)	2.5
23,234	ZIONS BANCORPORATION NA	1,112	93	2.5
3,897	VERISIGN INC	1,095	28	2.4
10,288	POPULAR INC	1,073	65	2.4
13,769	US FOODS HOLDING CORP	1,056	3	2.4
25,751	VORNADO REALTY TRUST OF BENEF INTER	1,049	(67)	2.3
5,032	ATLASSIAN CORP -A-	1,008	12	2.3

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

25,692	HESS MIDSTREAM LP -A-	$1,000	$(13)	2.2%
6,333	NRG ENERGY INC	975	38	2.2
9,594	ROBLOX CORPORATION -A-	964	44	2.2
7,654	NEUROCRINE BIOSCIENCES INC	957	4	2.1
16,901	HALOZYME THERAPEUTICS INC	911	(34)	2.0
66,658	PG&E CORPORATION	907	23	2.0
8,091	JAZZ PHARMACEUTICALS PLC	887	(30)	2.0
10,948	AKAMAI TECHNOLOGIES INC	876	(4)	2.0
17,923	EDISON INTERNATIONAL	867	57	1.9
844	SERVICENOW INC	863	4	1.9
10,227	DEXCOM INC	849	42	1.9
23,106	THE MOSAIC CO	832	9	1.9
75,930	WARNER BROS. DISCOVERY INC SERIES -	817	52	1.8
8,418	ALLISON TRANSMISSION HOLDINGS INC	794	4	1.8
216	AUTOZONE INC	778	22	1.7
3,925	APPLE INC	777	29	1.7
2,864	BROADCOM INC	763	26	1.7
10,759	ZILLOW GROUP INC -C-	763	(11)	1.7
1,870	ADOBE INC	751	(29)	1.7
6,648	TOLL BROTHERS INC	721	44	1.6
15,154	FLOWSERVE CORP	717	78	1.6
32,583	ALBERTSONS COMPANIES INC -A-	701	(2)	1.6
14,369	LAZARD INC	676	13	1.5
14,903	EXELIXIS INC	622	34	1.4
18,423	SLM CORP	586	17	1.3
1,120	REGENERON PHARMACEUTICALS INC	585	2	1.3
5,364	PLANET FITNESS INC -A-	563	21	1.3
7,788	PAYPAL HOLDINGS INC	563	15	1.3
18,591	CADENCE BANK	561	38	1.3
30,528	APELLIS PHARMACEUTICALS INC	559	(31)	1.2
1,693	TESLA INC	557	(20)	1.2
11,205	SYNOVUS FINANCIAL CORP	536	126	1.2
17,833	ALKERMES PLC	525	(15)	1.2
28,543	HEWLETT PACKARD ENTERPRISE CO	521	66	1.2
8,956	NEWMONT CORPORATION	521	1	1.2
44,238	AES CORP	507	(43)	1.1
4,855	CIRRUS LOGIC INC	505	(0)	1.1
2,961	NATERA INC	498	3	1.1
13,936	TG THERAPEUTICS INC	497	4	1.1
6,047	FIDELITY NATIONAL INFORMATION SERVICES INC	489	4	1.1
8,921	H.& R.BLOCK INC	489	1	1.1
5,205	O'REILLY AUTOMOTIVE INC	459	10	1.0
5,516	SS&C TECHNOLOGIES HOLDINGS INC	451	5	1.0
7,961	DOXIMITY INC -A-	445	48	1.0
52,855	SNAP INC -A-	437	21	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(8,983)	RH	$(1,700)	$5	(3.8)%
(21,740)	ROBINHOOD MARKETS INC -A-	(1,669)	(380)	(3.7)
(4,626)	ERIE INDEMNITY CO -A-	(1,650)	48	(3.7)
(401,818)	UWM HOLDINGS CORPORATION -A-	(1,642)	(56)	(3.7)
(4,431)	RBC BEARINGS INC	(1,635)	(67)	(3.7)
(39,369)	VIPER ENERGY INC	(1,631)	132	(3.6)
(180,929)	JOBY AVIATION INCORPORATION	(1,628)	(275)	(3.6)
(26,721)	COMMERCE BANCSHARES INC	(1,625)	(41)	(3.6)
(60,244)	WEYERHAEUSER CO	(1,609)	63	(3.6)
(51,545)	BLACKSTONE SECURED LENDING FUND SHS	(1,608)	(15)	(3.6)
(20,874)	PRINCIPAL FINANCIAL GROUP INC	(1,601)	(69)	(3.6)
(11,392)	AMERICAN WATER WORKS CO INC	(1,600)	18	(3.6)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(35,201)	CNA FINANCIAL CORP	$(1,598)	$(37)	(3.6)%
(15,882)	UMB FINANCIAL CORP	(1,598)	(76)	(3.6)
(34,196)	INTERNATIONAL PAPER CO	(1,591)	(8)	(3.6)
(22,378)	CARRIER GLOBAL CORPORATION	(1,590)	(46)	(3.5)
(13,383)	EXPAND ENERGY CORPORATION	(1,587)	20	(3.5)
(10,434)	ATMOS ENERGY CORP	(1,586)	(19)	(3.5)
(12,534)	TD SYNNEX CORPORATION	(1,569)	(130)	(3.5)
(15,989)	RYMAN HOSPITALITY PROPERTIES INC	(1,562)	(32)	(3.5)
(22,100)	COCA-COLA CO	(1,558)	(14)	(3.5)
(5,169)	MEDPACE HOLDINGS INC	(1,556)	(64)	(3.5)
(14,936)	PINNACLE FINANCIAL PARTNERS INC	(1,546)	(101)	(3.5)
(62,814)	HP INC	(1,540)	(12)	(3.4)
(5,468)	AIR PRODUCTS & CHEMICALS INC	(1,533)	(7)	(3.4)
(14,641)	LIBERTY MEDIA CORP SERIES -C- LIBER	(1,520)	(9)	(3.4)
(137,742)	THE CHEMOURS CO	(1,513)	(63)	(3.4)
(12,062)	CULLEN/FROST BANKERS INC	(1,492)	(56)	(3.3)
(17,144)	SOUTHSTATE CORPORATION	(1,478)	(98)	(3.3)
(8,529)	CDW CORPORATION	(1,470)	(51)	(3.3)
(68,529)	ARES CAPITAL CORP SHS	(1,461)	(75)	(3.3)
(789)	FIRST CITIZENS BANCSHARES INC -A-	(1,434)	(108)	(3.2)
(15,749)	LIBERTY BROADBAND CORP SERIES -C-	(1,419)	(129)	(3.2)
(5,868)	HEICO CORP -A-	(1,390)	(126)	(3.1)
(16,817)	PUBLIC SERVICE ENTERPRISE GROUP INC	(1,388)	(27)	(3.1)
(45,286)	DOW INC	(1,384)	187	(3.1)
(7,165)	AUTONATION INC	(1,383)	(38)	(3.1)
(4,664)	POOL CORP	(1,355)	(3)	(3.0)
(81,227)	BLUE OWL CAPITAL CORPORATION	(1,177)	(16)	(2.6)
(24,687)	KARMAN HOLDINGS INC	(1,173)	(69)	(2.6)
(79,190)	PERMIAN RESOURCES CORPORATION -A-	(1,161)	72	(2.6)
(15,234)	WELLS FARGO & CO	(1,114)	(104)	(2.5)
(5,735)	AEROVIRONMENT INC	(1,071)	(562)	(2.4)
(14,763)	WESTERN ALLIANCE BANCORP	(1,067)	(83)	(2.4)
(5,375)	DICK'S SPORTING GOODS INC	(1,058)	(5)	(2.4)
(143,288)	CLEVELAND-CLIFFS INC	(1,047)	(40)	(2.3)
(2,210)	KINSALE CAPITAL GROUP INC	(1,040)	(29)	(2.3)
(10,497)	EAST WEST BANCORP INC	(1,037)	(23)	(2.3)
(5,736)	JACK HENRY & ASSOCIATES INC	(1,036)	8	(2.3)
(12,570)	COSTAR GROUP INC	(1,030)	24	(2.3)
(8,172)	REPLIGEN CORP	(1,021)	5	(2.3)
(5,689)	PNC FINANCIAL SERVICES GROUP INC	(996)	(80)	(2.2)
(13,359)	MUELLER INDUSTRIES INC	(989)	(74)	(2.2)
(8,216)	EXPEDITORS INTERNATIONAL OF WASHINGTON	(946)	12	(2.1)
(39,867)	GAMESTOP CORP NEW SHS -A-	(930)	(40)	(2.1)
(3,093)	F5 INC	(898)	(11)	(2.0)
(27,078)	CIVITAS RESOURCES INC	(892)	139	(2.0)
(6,313)	CBRE GROUP INC -A-	(847)	(37)	(1.9)
(76,993)	ROIVANT SCIENCES LIMITED	(853)	(13)	(1.9)
(19,061)	SMURFIT WESTROCK PUBLIC LIMITED COMPANY	(817)	(9)	(1.8)
(7,909)	UNITED PARCEL SERVICE INC -B-	(800)	2	(1.8)
(2,740)	MADRIGAL PHARMACEUTICALS INC	(781)	(47)	(1.7)
(19,618)	ESSENTIAL UTILITIES INC	(733)	0	(1.6)
(1,181)	TYLER TECHNOLOGIES INC	(696)	(3)	(1.6)
(3,812)	LANCASTER COLONY CORP	(643)	(18)	(1.4)
(4,964)	FIVE BELOW INC	(628)	(22)	(1.4)
(4,866)	NOVANTA INC	(605)	(22)	(1.4)
(3,431)	FIRST SOLAR INC	(601)	34	(1.3)
(2,014)	FABRINET BEARER	(520)	(72)	(1.2)
(4,059)	PRUDENTIAL FINANCIAL INC	(433)	(3)	1.0

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Growth Fund (Concluded)

Percentages are based on Net Assets of $1,532,731 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$31,080	$374,007	$(366,619)	$—	$—	$38,468	$1,164	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.8%

Communication Services — 9.3%
Alphabet Inc, Cl A	116,710	$20,568
Alphabet Inc, Cl C	94,975	16,848
AST SpaceMobile Inc, Cl A *	3,500	164
AT&T Inc	140,751	4,073
Charter Communications Inc, Cl A *	1,772	724
Comcast Corp, Cl A	74,256	2,650
DoubleVerify Holdings Inc *	2,900	43
Electronic Arts Inc	5,206	831
Fox Corp, Cl A	4,331	243
Fox Corp, Cl B	2,600	134
Frontier Communications Parent Inc *	4,600	167
GCI Liberty Inc *	2,200	—
IAC Inc *	1,248	47
Interpublic Group of Cos Inc/The	7,500	184
Iridium Communications Inc	1,800	54
Liberty Broadband Corp, Cl A *	400	39
Liberty Broadband Corp, Cl C *	2,208	217
Liberty Global Ltd, Cl A *	3,800	38
Liberty Global PLC, Cl C *	3,300	34
Liberty Media Corp-Liberty Formula One, Cl A *	500	47
Liberty Media Corp-Liberty Formula One, Cl C *	4,300	449
Liberty Media Corp-Liberty Live, Cl A *	400	32
Liberty Media Corp-Liberty Live, Cl C *	1,009	82
Live Nation Entertainment Inc *	3,190	483
Madison Square Garden Sports Corp *	296	62
Match Group Inc	4,999	154
Meta Platforms Inc, Cl A	43,794	32,324
Millicom International Cellular SA	2,100	79
Netflix Inc *	8,531	11,424
New York Times Co/The, Cl A	3,212	180
News Corp, Cl A	7,700	229
News Corp, Cl B	2,300	79
Nexstar Media Group Inc, Cl A	600	104
Omnicom Group Inc	3,926	282
Paramount Global, Cl A	200	5
Paramount Global, Cl B	12,253	158
Pinterest Inc, Cl A *	12,076	433
Reddit Inc, Cl A *	2,400	361
ROBLOX Corp, Cl A *	11,400	1,199
Roku Inc, Cl A *	2,645	232
Sirius XM Holdings Inc	3,703	85
Spotify Technology SA *	3,060	2,348
Take-Two Interactive Software Inc, Cl A *	3,504	851
TKO Group Holdings Inc, Cl A	1,400	255
T-Mobile US Inc	9,064	2,160
Trade Desk Inc/The, Cl A *	9,051	652
Trump Media & Technology Group Corp *	1,706	31
Verizon Communications Inc	84,729	3,666
Walt Disney Co/The	36,294	4,501
Warner Bros Discovery Inc *	45,120	517

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	5,500	$56

		110,578
Consumer Discretionary — 10.3%
ADT Inc	7,728	65
Airbnb Inc, Cl A *	8,500	1,125
Amazon.com Inc, Cl A *	192,512	42,235
Amer Sports Inc *	2,945	114
Aptiv PLC *	4,553	311
Aramark	5,191	217
AutoNation Inc *	494	98
AutoZone Inc *	351	1,303
Bath & Body Works Inc	4,400	132
Best Buy Co Inc	3,880	260
Birkenstock Holding PLC *	850	42
Booking Holdings Inc	668	3,867
BorgWarner Inc	4,500	151
Boyd Gaming Corp	1,100	86
Bright Horizons Family Solutions Inc *	1,200	148
Brunswick Corp/DE	1,400	77
Burlington Stores Inc *	1,253	292
Caesars Entertainment Inc *	4,300	122
CarMax Inc *	3,100	208
Carnival Corp *	20,827	586
Carvana Co, Cl A *	2,600	876
Cava Group Inc *	1,500	126
Chewy Inc, Cl A *	4,300	183
Chipotle Mexican Grill Inc, Cl A *	26,850	1,508
Choice Hotels International Inc	528	67
Churchill Downs Inc	1,322	134
Columbia Sportswear Co	500	31
Coupang Inc, Cl A *	23,700	710
Crocs Inc *	1,150	117
Darden Restaurants Inc	2,299	501
Deckers Outdoor Corp *	3,106	320
Dick's Sporting Goods Inc	1,092	216
Dillard's Inc, Cl A	70	29
Domino's Pizza Inc	599	270
DoorDash Inc, Cl A *	7,164	1,766
DR Horton Inc	5,558	717
DraftKings Inc, Cl A *	9,200	395
Duolingo Inc, Cl A *	700	287
Dutch Bros Inc, Cl A *	2,200	150
eBay Inc	9,306	693
Etsy Inc *	2,254	113
Expedia Group Inc	2,424	409
Five Below Inc *	1,133	149
Floor & Decor Holdings Inc, Cl A *	2,100	160
Flutter Entertainment PLC *	3,500	1,000
Ford Motor Co	78,185	848
GameStop Corp, Cl A *	8,000	195
Gap Inc/The	4,200	92
Garmin Ltd	3,157	659
General Motors Co	19,399	955

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gentex Corp	4,835	$106
Genuine Parts Co	2,776	337
Grand Canyon Education Inc *	600	113
H&R Block Inc	2,700	148
Harley-Davidson Inc, Cl A	2,200	52
Hasbro Inc	2,602	192
Hilton Worldwide Holdings Inc	4,684	1,248
Home Depot Inc/The	19,996	7,331
Hyatt Hotels Corp, Cl A	794	111
Las Vegas Sands Corp	6,446	281
Lear Corp	1,094	104
Lennar Corp, Cl A	4,669	516
Lennar Corp, Cl B	250	26
Light & Wonder Inc, Cl A *	1,600	154
Lithia Motors Inc, Cl A	530	179
LKQ Corp	5,188	192
Lowe's Cos Inc	11,274	2,501
Lucid Group Inc *	20,600	44
Lululemon Athletica Inc *	2,143	509
Macy's Inc	5,700	66
Marriott International Inc/MD, Cl A	4,595	1,255
Mattel Inc *	6,300	124
McDonald's Corp	14,361	4,196
MGM Resorts International *	4,053	139
Mohawk Industries Inc *	1,032	108
Murphy USA Inc	345	140
Newell Brands Inc, Cl B	8,970	48
NIKE Inc, Cl B	23,144	1,644
Norwegian Cruise Line Holdings Ltd *	8,963	182
NVR Inc *	54	399
Ollie's Bargain Outlet Holdings Inc *	1,261	166
On Holding, Cl A *	4,500	234
O'Reilly Automotive Inc *	17,100	1,541
Penn Entertainment Inc *	3,300	59
Penske Automotive Group Inc, Cl A	400	69
Planet Fitness Inc, Cl A *	1,700	185
Pool Corp	669	195
PulteGroup Inc	4,000	422
PVH Corp	1,149	79
QuantumScape Corp, Cl A *	6,600	44
Ralph Lauren Corp, Cl A	784	215
Restaurant Brands International Inc	6,600	438
RH *	353	67
Rivian Automotive Inc, Cl A *	15,400	212
Ross Stores Inc	6,494	829
Royal Caribbean Cruises Ltd	5,123	1,604
Service Corp International/US	2,800	228
SharkNinja Inc *	1,400	139
Skechers USA Inc, Cl A *	2,753	174
Starbucks Corp	22,801	2,089
Tapestry Inc	4,208	370
Tempur Sealy International Inc	3,350	228
Tesla Inc *	56,473	17,939

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Roadhouse Inc, Cl A	1,300	$244
Thor Industries Inc	1,100	98
TJX Cos Inc/The	22,459	2,773
Toll Brothers Inc	2,050	234
TopBuild Corp *	608	197
Tractor Supply Co	10,655	562
Travel + Leisure Co	1,363	70
Ulta Beauty Inc *	940	440
Under Armour Inc, Cl A *	4,200	29
Under Armour Inc, Cl C *	4,500	29
Vail Resorts Inc	770	121
Valvoline Inc *	2,700	102
VF Corp	7,264	85
Viking Holdings Ltd *	4,100	219
Wayfair Inc, Cl A *	1,823	93
Wendy's Co/The	3,700	42
Whirlpool Corp	1,038	105
Williams-Sonoma Inc	2,400	392
Wingstop Inc, Cl A	550	185
Wyndham Hotels & Resorts Inc	1,563	127
Wynn Resorts Ltd	1,715	161
YETI Holdings Inc *	1,900	60
Yum! Brands Inc	5,559	824

		122,278
Consumer Staples — 5.2%
Albertsons Cos Inc, Cl A	8,300	179
Altria Group Inc	33,800	1,982
Archer-Daniels-Midland Co	9,588	506
BellRing Brands Inc *	2,600	151
BJ's Wholesale Club Holdings Inc *	2,700	291
Boston Beer Co Inc/The, Cl A *	190	36
Brown-Forman Corp, Cl A	1,040	29
Brown-Forman Corp, Cl B	2,922	79
Bunge Global SA	2,700	217
Campbell Soup Co	4,000	123
Casey's General Stores Inc	752	384
Celsius Holdings Inc *	3,200	148
Church & Dwight Co Inc	5,010	481
Clorox Co/The	2,471	297
Coca-Cola Co/The	77,994	5,518
Coca-Cola Consolidated Inc	1,000	112
Colgate-Palmolive Co	16,079	1,462
Conagra Brands Inc	9,649	197
Constellation Brands Inc, Cl A	2,636	429
Costco Wholesale Corp	8,946	8,856
Coty Inc, Cl A *	8,539	40
Darling Ingredients Inc *	3,323	126
Dollar General Corp	4,445	508
Dollar Tree Inc *	4,156	412
elf Beauty Inc *	1,100	137
Estee Lauder Cos Inc/The, Cl A	4,680	378
Flowers Foods Inc	3,650	58
Freshpet Inc *	900	61

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	10,961	$568
Hershey Co/The	2,892	480
Hormel Foods Corp	5,837	177
Ingredion Inc	1,310	178
J M Smucker Co/The	2,154	212
Kellanova	5,285	420
Kenvue Inc	38,004	795
Keurig Dr Pepper Inc	26,225	867
Kimberly-Clark Corp	6,720	866
Kraft Heinz Co/The	17,049	440
Kroger Co/The	12,288	881
Lamb Weston Holdings Inc	2,800	145
Maplebear Inc *	3,400	154
McCormick & Co Inc/MD	5,082	385
Molson Coors Beverage Co, Cl B	3,495	168
Mondelez International Inc, Cl A	25,946	1,750
Monster Beverage Corp *	13,978	876
PepsiCo Inc	27,480	3,628
Performance Food Group Co *	3,100	271
Philip Morris International Inc	31,213	5,685
Pilgrim's Pride Corp	900	40
Post Holdings Inc *	1,007	110
PRIMO BRANDS CORP	5,200	154
Procter & Gamble Co/The	47,157	7,513
Reynolds Consumer Products Inc	1,200	26
Seaboard Corp	6	17
SMITHFIELD FOODS INC	520	12
Sprouts Farmers Market Inc *	2,000	329
Sysco Corp, Cl A	9,663	732
Target Corp, Cl A	9,143	902
Tyson Foods Inc, Cl A	5,708	319
US Foods Holding Corp *	4,497	346
Walgreens Boots Alliance Inc	14,941	172
Walmart Inc	87,313	8,537

		61,352
Energy — 2.9%
Antero Midstream Corp	7,050	134
Antero Resources Corp *	5,900	238
APA Corp	7,600	139
Baker Hughes Co, Cl A	19,802	759
Brookfield Renewable Corp	2,800	92
Cheniere Energy Inc	4,423	1,077
Chesapeake Energy Corp	4,450	520
Chevron Corp	32,749	4,689
Chord Energy Corp	1,200	116
Civitas Resources Inc	2,100	58
ConocoPhillips	25,385	2,278
Coterra Energy Inc	14,914	378
Devon Energy Corp	12,661	403
Diamondback Energy Inc, Cl A	3,829	526
DT Midstream Inc	2,056	226
EOG Resources Inc	11,082	1,325
EQT Corp	11,967	698

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exxon Mobil Corp	86,986	$9,377
Halliburton Co	17,145	349
Hess Corp	5,699	790
HF Sinclair Corp	3,300	136
Kinder Morgan Inc	38,934	1,145
Marathon Petroleum Corp	6,230	1,035
Matador Resources Co	2,500	119
NOV Inc	8,200	102
Occidental Petroleum Corp	13,423	564
ONEOK Inc	12,481	1,019
Ovintiv Inc	5,200	198
Permian Resources Corp, Cl A	12,600	172
Phillips 66	8,180	976
Range Resources Corp	4,750	193
Sandisk Corp *	2,297	104
Schlumberger NV, Cl A	27,575	932
Targa Resources Corp	4,300	749
TechnipFMC PLC	8,300	286
Texas Pacific Land Corp	377	398
Valero Energy Corp	6,274	843
Viper Energy Inc, Cl A	2,600	99
Weatherford International PLC	1,500	75
Williams Cos Inc/The	24,373	1,531

		34,848
Financials — 14.0%
Affiliated Managers Group Inc	571	112
Affirm Holdings Inc, Cl A *	5,300	366
Aflac Inc	9,706	1,024
AGNC Investment Corp ‡	17,728	163
Allstate Corp/The	5,280	1,063
Ally Financial Inc	5,558	216
American Express Co	11,044	3,523
American Financial Group Inc/OH	1,343	170
American International Group Inc	11,663	998
Ameriprise Financial Inc	1,944	1,038
Annaly Capital Management Inc ‡	11,493	216
Aon PLC, Cl A	4,197	1,497
Apollo Global Management Inc	8,247	1,170
Arch Capital Group Ltd	7,389	673
Ares Management Corp, Cl A	3,800	658
Arthur J Gallagher & Co	5,055	1,618
Assurant Inc	1,000	197
Assured Guaranty Ltd	1,014	88
Axis Capital Holdings Ltd	1,523	158
Bank of America Corp	137,602	6,511
Bank of New York Mellon Corp/The	14,385	1,311
Bank OZK	2,200	104
Berkshire Hathaway Inc, Cl B *	36,970	17,959
BlackRock Funding Inc	3,070	3,221
Blackstone Inc, Cl A	14,749	2,206
Block Inc, Cl A *	10,853	737
Blue Owl Capital Inc, Cl A	10,700	206
BOK Financial Corp	500	49

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brighthouse Financial Inc *	1,300	$70
Brookfield Asset Management Ltd, Cl A	7,800	431
Brown & Brown Inc	5,600	621
Capital One Financial Corp	12,581	2,677
Carlyle Group Inc/The	4,400	226
Cboe Global Markets Inc	2,100	490
Charles Schwab Corp/The	34,238	3,124
Chubb Ltd	7,510	2,176
Cincinnati Financial Corp	3,100	462
Citigroup Inc	37,130	3,161
Citizens Financial Group Inc	8,659	387
CME Group Inc, Cl A	7,233	1,994
CNA Financial Corp	552	26
Coinbase Global Inc, Cl A *	4,100	1,437
Columbia Banking System Inc	4,366	102
Comerica Inc	2,753	164
Commerce Bancshares Inc/MO	2,588	161
Corebridge Financial Inc	4,800	170
Corpay Inc *	1,371	455
Credit Acceptance Corp, Cl A *	136	69
Cullen/Frost Bankers Inc	1,214	156
East West Bancorp Inc	2,800	283
Equitable Holdings Inc	6,100	342
Euronet Worldwide Inc *	800	81
Evercore Inc, Cl A	683	184
Everest Group Ltd	866	294
FactSet Research Systems Inc	785	351
Fidelity National Financial Inc	5,310	298
Fidelity National Information Services Inc, Cl B	10,519	856
Fifth Third Bancorp	13,300	547
First American Financial Corp	2,050	126
First Citizens BancShares Inc/NC, Cl A	229	448
First Hawaiian Inc	2,600	65
First Horizon Corp	10,400	220
Fiserv Inc, Cl A *	11,078	1,910
FNB Corp/PA	7,450	109
Franklin Resources Inc	6,400	153
Freedom Holding Corp *	400	58
Global Payments Inc	4,877	390
Globe Life Inc	1,681	209
Goldman Sachs Group Inc/The	6,130	4,339
Hamilton Lane Inc, Cl A	800	114
Hanover Insurance Group Inc/The, Cl A	726	123
Hartford Financial Services Group Inc/The	5,759	731
Houlihan Lokey Inc, Cl A	1,050	189
Huntington Bancshares Inc/OH	29,238	490
Interactive Brokers Group Inc, Cl A	8,484	470
Intercontinental Exchange Inc	11,412	2,094
Invesco Ltd	7,662	121
Jack Henry & Associates Inc	1,444	260
Janus Henderson Group PLC	2,650	103
Jefferies Financial Group Inc	3,000	164

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	55,786	$16,173
Kemper Corp, Cl A	1,255	81
KeyCorp	18,988	331
Kinsale Capital Group Inc	458	222
KKR & Co Inc	13,600	1,809
Lazard Inc, Cl A	2,300	110
Lincoln National Corp	3,577	124
Loews Corp	3,389	311
LPL Financial Holdings Inc	1,592	597
M&T Bank Corp	3,277	636
Markel Group Inc *	250	499
MarketAxess Holdings Inc	725	162
Marsh & McLennan Cos Inc	9,939	2,173
Mastercard Inc, Cl A	16,336	9,180
MetLife Inc	11,255	905
MGIC Investment Corp	5,000	139
Moody's Corp	3,103	1,556
Morgan Stanley	23,082	3,251
Morningstar Inc, Cl A	500	157
Mr Cooper Group Inc *	1,300	194
MSCI Inc, Cl A	1,534	885
Nasdaq Inc, Cl A	8,233	736
Northern Trust Corp	3,950	501
NU Holdings Ltd, Cl A *	63,900	877
Old Republic International Corp	4,800	185
OneMain Holdings Inc, Cl A	2,381	136
PayPal Holdings Inc *	19,520	1,451
Pinnacle Financial Partners Inc	1,500	166
PNC Financial Services Group Inc/The	7,956	1,483
Popular Inc	1,400	154
Primerica Inc	681	186
Principal Financial Group Inc, Cl A	4,434	352
Progressive Corp/The	11,757	3,137
Prosperity Bancshares Inc	1,800	126
Prudential Financial Inc	7,062	759
Raymond James Financial Inc	3,705	568
Regions Financial Corp	17,962	422
Reinsurance Group of America Inc, Cl A	1,324	263
RenaissanceRe Holdings Ltd	975	237
Rithm Capital Corp ‡	10,840	122
RLI Corp	1,700	123
Robinhood Markets Inc, Cl A *	14,800	1,386
Rocket Cos Inc, Cl A	2,800	40
Ryan Specialty Holdings Inc, Cl A	2,100	143
S&P Global Inc	6,154	3,245
SEI Investments Co †	2,000	180
Shift4 Payments Inc, Cl A *	1,200	119
SLM Corp	4,240	139
SoFi Technologies Inc *	21,900	399
SouthState Corp	2,000	184
Starwood Property Trust Inc ‡	6,600	132
State Street Corp	5,759	612
Stifel Financial Corp	2,000	208

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synchrony Financial	7,618	$508
Synovus Financial Corp	2,800	145
T Rowe Price Group Inc	4,471	431
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	9,050	401
TPG Inc, Cl A	1,800	94
Tradeweb Markets Inc, Cl A	2,400	351
Travelers Cos Inc/The	4,490	1,201
Truist Financial Corp	26,227	1,128
Unum Group	3,425	277
US Bancorp	31,280	1,415
UWM Holdings Corp	2,800	12
Virtu Financial Inc, Cl A	1,700	76
Visa Inc, Cl A	34,229	12,153
Voya Financial Inc	2,000	142
W R Berkley Corp	5,925	435
Webster Financial Corp	3,268	178
Wells Fargo & Co	65,425	5,242
Western Alliance Bancorp	2,200	172
Western Union Co/The	7,000	59
WEX Inc *	695	102
White Mountains Insurance Group Ltd	40	72
Willis Towers Watson PLC	2,004	614
Wintrust Financial Corp	1,300	161
XP Inc, Cl A	8,400	170
Zions Bancorp NA	3,000	156

		165,912
Health Care — 9.0%
Abbott Laboratories	34,783	4,731
AbbVie Inc	35,535	6,596
Acadia Healthcare Co Inc, Cl A *	2,000	45
Agilent Technologies Inc	5,654	667
Align Technology Inc *	1,351	256
Alnylam Pharmaceuticals Inc *	2,527	824
Amedisys Inc *	700	69
Amgen Inc, Cl A	10,751	3,002
Apellis Pharmaceuticals Inc *	2,100	36
Avantor Inc *	13,720	185
Baxter International Inc	10,265	311
Becton Dickinson & Co	5,759	992
Biogen Inc *	2,959	372
BioMarin Pharmaceutical Inc *	3,867	213
Bio-Rad Laboratories Inc, Cl A *	356	86
Bio-Techne Corp	3,196	164
Boston Scientific Corp *	29,588	3,178
Bristol-Myers Squibb Co	40,886	1,893
Bruker Corp	2,300	95
Cardinal Health Inc	4,800	806
Cencora Inc, Cl A	3,695	1,108
Centene Corp *	9,931	539
Certara Inc *	2,600	30
Charles River Laboratories International Inc *	961	146

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chemed Corp	296	$144
Cigna Group/The	5,400	1,785
Cooper Cos Inc/The *	3,948	281
Corcept Therapeutics Inc *	1,900	140
CVS Health Corp	25,058	1,729
Danaher Corp, Cl A	12,834	2,535
DaVita Inc *	800	114
DENTSPLY SIRONA Inc	4,200	67
Dexcom Inc *	7,909	690
Doximity Inc, Cl A *	2,500	153
Edwards Lifesciences Corp, Cl A *	11,487	898
Elanco Animal Health Inc *	10,277	147
Elevance Health Inc	4,582	1,782
Eli Lilly & Co	16,047	12,509
Encompass Health Corp	2,000	245
Envista Holdings Corp *	3,800	74
Exact Sciences Corp *	3,800	202
Exelixis Inc *	5,400	238
GE HealthCare Technologies Inc	9,204	682
Gilead Sciences Inc	24,944	2,766
Globus Medical Inc, Cl A *	2,250	133
Halozyme Therapeutics Inc *	2,500	130
HCA Healthcare Inc	3,464	1,327
Henry Schein Inc *	2,147	157
Hologic Inc *	4,500	293
Humana Inc	2,454	600
IDEXX Laboratories Inc *	1,566	840
Illumina Inc *	3,228	308
Incyte Corp *	3,243	221
Insmed Inc *	3,600	362
Inspire Medical Systems Inc *	550	71
Insulet Corp *	1,369	430
Intuitive Surgical Inc *	7,133	3,876
Ionis Pharmaceuticals Inc *	3,200	126
IQVIA Holdings Inc *	3,505	552
Jazz Pharmaceuticals PLC *	1,180	125
Johnson & Johnson	48,256	7,371
Labcorp Holdings Inc	1,701	447
Masimo Corp *	900	151
McKesson Corp	2,482	1,819
Medpace Holdings Inc *	500	157
Medtronic PLC	25,753	2,245
Merck & Co Inc	50,572	4,003
Mettler-Toledo International Inc *	420	493
Moderna Inc *	6,531	180
Molina Healthcare Inc *	1,055	314
Natera Inc *	2,300	389
Neurocrine Biosciences Inc *	1,884	237
Organon & Co	5,170	50
Penumbra Inc *	700	180
Perrigo Co PLC	2,793	75
Pfizer Inc	113,925	2,762
QIAGEN NV	4,403	212

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Quest Diagnostics Inc	2,241	$403
Regeneron Pharmaceuticals Inc	2,129	1,118
Repligen Corp *	1,050	131
ResMed Inc	2,895	747
REVOLUTION Medicines Inc *	3,500	129
Revvity Inc	2,441	236
Roivant Sciences Ltd *	7,400	83
Royalty Pharma PLC, Cl A	7,700	277
Sarepta Therapeutics Inc *	1,900	33
Solventum Corp *	2,788	211
Sotera Health Co *	3,000	33
STERIS PLC	1,940	466
Stryker Corp	6,876	2,720
Summit Therapeutics Inc *	2,400	51
Teleflex Inc	939	111
Tempus AI Inc, Cl A *	1,700	108
Tenet Healthcare Corp *	1,800	317
Thermo Fisher Scientific Inc	7,547	3,060
Ultragenyx Pharmaceutical Inc *	1,700	62
United Therapeutics Corp *	922	265
UnitedHealth Group Inc	18,235	5,689
Universal Health Services Inc, Cl B	1,125	204
Veeva Systems Inc, Cl A *	2,968	855
Vertex Pharmaceuticals Inc *	5,156	2,295
Viatris Inc, Cl W	24,030	215
Viking Therapeutics Inc *	2,200	58
Waters Corp *	1,199	419
West Pharmaceutical Services Inc	1,478	323
Zimmer Biomet Holdings Inc	4,072	371
Zoetis Inc, Cl A	8,965	1,398

		106,549
Industrials — 9.1%
3M Co	10,802	1,644
A O Smith Corp	2,400	157
AAON Inc	1,400	103
Acuity Brands Inc	619	185
Advanced Drainage Systems Inc	1,400	161
AECOM	2,700	305
AGCO Corp	1,300	134
Air Lease Corp, Cl A	2,100	123
Alaska Air Group Inc *	2,600	129
Allegion PLC	1,750	252
Allison Transmission Holdings Inc	1,800	171
Amentum Holdings Inc *	3,200	76
American Airlines Group Inc *	13,672	153
AMETEK Inc	4,583	829
API Group Corp *	4,800	245
Applied Industrial Technologies Inc, Cl A	800	186
Armstrong World Industries Inc	900	146
ATI Inc *	2,600	224
Automatic Data Processing Inc	8,174	2,521
Avis Budget Group Inc *	300	51
Axon Enterprise Inc *	1,493	1,236

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AZEK Co Inc/The, Cl A *	2,800	$152
Boeing Co/The *	14,488	3,036
Booz Allen Hamilton Holding Corp, Cl A	2,540	264
Broadridge Financial Solutions Inc	2,325	565
Builders FirstSource Inc *	2,250	263
BWX Technologies Inc	1,900	274
CACI International Inc, Cl A *	452	215
Carlisle Cos Inc	874	326
Carrier Global Corp	16,152	1,182
Caterpillar Inc, Cl A	9,307	3,613
CH Robinson Worldwide Inc	2,355	226
Cintas Corp	6,904	1,539
Clarivate PLC *	8,800	38
Clean Harbors Inc *	1,000	231
CNH Industrial NV	17,400	226
Comfort Systems USA Inc	700	375
Concentrix Corp	1,000	53
Copart Inc *	17,856	876
Core & Main Inc, Cl A *	3,900	235
Crane Co	1,000	190
CSX Corp	37,600	1,227
Cummins Inc	2,768	907
Curtiss-Wright Corp	750	366
Dayforce Inc *	3,055	169
Deere & Co	4,862	2,472
Delta Air Lines Inc, Cl A	13,021	640
Donaldson Co Inc, Cl A	2,500	173
Dover Corp	2,751	504
Dun & Bradstreet Holdings Inc	6,000	55
Eaton Corp PLC	7,811	2,788
EMCOR Group Inc	850	455
Emerson Electric Co	11,346	1,513
Equifax Inc	2,479	643
Esab Corp	1,166	141
EVERUS CONSTRUCTION GROUP *	1,125	71
ExlService Holdings Inc *	3,200	140
Expeditors International of Washington Inc	2,800	320
Fastenal Co, Cl A	22,974	965
FedEx Corp	4,400	1,000
Ferguson Enterprises Inc	3,900	849
Flowserve Corp	2,700	141
Fortive Corp	6,759	352
Fortune Brands Innovations Inc	2,561	132
FTAI Aviation Ltd	2,100	242
FTI Consulting Inc *	652	105
Gates Industrial Corp PLC *	4,900	113
GE Vernova Inc	5,438	2,878
Generac Holdings Inc *	1,150	165
General Dynamics Corp	5,077	1,481
General Electric Co	21,114	5,435
Genpact Ltd	3,450	152
Graco Inc	3,400	292
GXO Logistics Inc *	2,433	118

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hayward Holdings Inc *	3,300	$46
HEICO Corp	800	262
HEICO Corp, Cl A	1,500	388
Hexcel Corp, Cl A	1,700	96
Honeywell International Inc	12,901	3,004
Howmet Aerospace Inc	8,100	1,508
Hubbell Inc, Cl B	1,105	451
Huntington Ingalls Industries Inc, Cl A	777	188
IDEX Corp	1,503	264
Illinois Tool Works Inc	5,889	1,456
Ingersoll Rand Inc	8,049	670
ITT Inc	1,648	258
Jacobs Solutions Inc	2,445	321
JB Hunt Transport Services Inc	1,660	238
Johnson Controls International PLC	13,226	1,397
KARMAN HOLDINGS INC *	500	25
KBR Inc	2,500	120
Kirby Corp *	1,200	136
Knight-Swift Transportation Holdings Inc, Cl A	3,227	143
L3Harris Technologies Inc	3,697	927
Landstar System Inc	692	96
Leidos Holdings Inc	2,500	394
Lennox International Inc	631	362
Leonardo DRS Inc	1,500	70
Lincoln Electric Holdings Inc	1,042	216
Loar Holdings Inc *	735	63
Lockheed Martin Corp	4,188	1,940
Lyft Inc, Cl A *	7,700	121
ManpowerGroup Inc	988	40
Masco Corp	4,200	270
MasTec Inc *	1,300	222
Middleby Corp/The *	1,039	150
MSA Safety Inc	758	127
MSC Industrial Direct Co Inc, Cl A	979	83
Mueller Industries Inc	2,200	175
Nordson Corp	1,093	234
Norfolk Southern Corp	4,558	1,167
Northrop Grumman Corp	2,668	1,334
nVent Electric PLC	3,300	242
Old Dominion Freight Line Inc, Cl A	3,766	611
Oshkosh Corp	1,300	148
Otis Worldwide Corp	7,926	785
Owens Corning	1,760	242
PACCAR Inc	10,282	977
Parker-Hannifin Corp, Cl A	2,601	1,817
Parsons Corp *	1,000	72
Paychex Inc	6,490	944
Paycom Software Inc	1,066	247
Paylocity Holding Corp *	935	169
Pentair PLC	3,300	339
Quanta Services Inc	2,950	1,115
QXO Inc *	10,400	224

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RB Global Inc	3,690	$392
RBC Bearings Inc *	600	231
Regal Rexnord Corp	1,300	188
Republic Services Inc	4,088	1,008
Robert Half Inc	2,100	86
ROCKET LAB CORP *	8,000	286
Rockwell Automation Inc	2,299	764
Rollins Inc	5,700	322
RTX Corp	26,848	3,920
Ryder System Inc	800	127
Saia Inc *	500	137
Schneider National Inc, Cl B	1,100	27
Science Applications International Corp	1,000	113
Sensata Technologies Holding PLC	3,100	93
Simpson Manufacturing Co Inc	900	140
SiteOne Landscape Supply Inc *	902	109
Snap-on Inc	979	305
Southwest Airlines Co, Cl A	10,344	336
Spirit AeroSystems Holdings Inc, Cl A *	2,400	92
SS&C Technologies Holdings Inc	4,200	348
Standardaero Inc *	2,150	68
Stanley Black & Decker Inc	3,057	207
Tetra Tech Inc	5,300	191
Textron Inc	3,538	284
Timken Co/The	1,300	94
Toro Co/The	2,100	148
Trane Technologies PLC	4,519	1,977
TransDigm Group Inc	1,108	1,685
TransUnion	3,900	343
Trex Co Inc *	2,200	120
Uber Technologies Inc *	40,429	3,772
U-Haul Holding Co *	200	12
U-Haul Holding Co, Cl B	2,033	111
Union Pacific Corp	12,036	2,769
United Airlines Holdings Inc *	6,473	515
United Parcel Service Inc, Cl B	14,720	1,486
United Rentals Inc	1,341	1,010
Valmont Industries Inc	359	117
Veralto Corp	4,811	486
Verisk Analytics Inc, Cl A	2,849	887
Vertiv Holdings Co, Cl A	7,300	937
Waste Management Inc	7,450	1,705
Watsco Inc	676	299
WESCO International Inc	900	167
Westinghouse Air Brake Technologies Corp	3,416	715
WillScot Holdings Corp, Cl A	3,600	99
Woodward Inc	1,142	280
WW Grainger Inc	891	927
XPO Inc *	2,333	295
Xylem Inc/NY	4,888	632

		108,170
Information Technology — 30.5%
Accenture PLC, Cl A	12,529	3,745

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Adobe Inc *	8,544	$3,306
Advanced Micro Devices Inc *	32,273	4,580
Akamai Technologies Inc *	3,000	239
Allegro MicroSystems Inc *	2,400	82
Amdocs Ltd	2,300	210
Amkor Technology Inc	2,300	48
Amphenol Corp, Cl A	24,064	2,376
Analog Devices Inc	9,987	2,377
ANSYS Inc *	1,775	623
Appfolio Inc, Cl A *	400	92
Apple Inc	295,927	60,715
Applied Materials Inc	16,317	2,987
AppLovin Corp, Cl A *	4,800	1,680
Arista Networks Inc *	20,668	2,115
Arrow Electronics Inc, Cl A *	1,031	131
Astera Labs Inc *	2,249	203
Atlassian Corp, Cl A *	3,243	659
Aurora Innovation Inc, Cl A *	20,000	105
Autodesk Inc, Cl A *	4,282	1,326
Avnet Inc	1,700	90
Bentley Systems Inc, Cl B	2,900	157
BILL Holdings Inc *	1,791	83
Broadcom Inc	92,710	25,556
Cadence Design Systems Inc *	5,437	1,675
CCC Intelligent Solutions Holdings Inc *	9,900	93
CDW Corp/DE	2,645	472
Ciena Corp *	2,900	236
Cirrus Logic Inc *	1,100	115
Cisco Systems Inc	79,831	5,539
Cloudflare Inc, Cl A *	6,200	1,214
Cognex Corp	3,600	114
Cognizant Technology Solutions Corp, Cl A	9,861	769
Coherent Corp *	2,585	231
Confluent Inc, Cl A *	5,100	127
Corning Inc, Cl B	15,514	816
Crane NXT Co	1,100	59
Crowdstrike Holdings Inc, Cl A *	4,895	2,493
Datadog Inc, Cl A *	6,200	833
Dell Technologies Inc, Cl C	6,400	785
DocuSign Inc, Cl A *	4,120	321
Dolby Laboratories Inc, Cl A	1,253	93
Dropbox Inc, Cl A *	4,400	126
DXC Technology Co *	3,581	55
Dynatrace Inc *	5,900	326
Elastic NV *	1,800	152
Enphase Energy Inc *	2,740	109
Entegris Inc	3,100	250
EPAM Systems Inc *	1,142	202
F5 Inc, Cl A *	1,171	345
Fair Isaac Corp *	473	865
First Solar Inc *	2,000	331
Flex Ltd *	7,800	389
Fortinet Inc *	12,785	1,352

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	1,507	$609
Gen Digital Inc	11,001	323
Gitlab Inc, Cl A *	2,600	117
GLOBALFOUNDRIES Inc *	1,900	73
Globant SA *	853	77
GoDaddy Inc, Cl A *	2,725	491
Guidewire Software Inc, Cl Z *	1,682	396
Hewlett Packard Enterprise Co	26,807	548
HP Inc	19,021	465
HubSpot Inc *	971	540
Informatica Inc, Cl A *	1,700	41
Ingram Micro Holding Corp	350	7
Intel Corp	87,626	1,963
International Business Machines Corp	18,637	5,494
Intuit Inc	5,439	4,284
IPG Photonics Corp *	572	39
Jabil Inc	2,100	458
Juniper Networks Inc	6,600	264
Keysight Technologies Inc *	3,432	562
KLA Corp	2,690	2,410
Kyndryl Holdings Inc *	4,777	200
Lam Research Corp	25,690	2,501
Lattice Semiconductor Corp *	2,700	132
Littelfuse Inc	500	113
Lumentum Holdings Inc *	1,400	133
MACOM Technology Solutions Holdings Inc *	1,300	186
Manhattan Associates Inc *	1,205	238
Marvell Technology Inc	17,459	1,351
Microchip Technology Inc	10,550	742
Micron Technology Inc	22,423	2,764
Microsoft Corp	148,825	74,027
MicroStrategy Inc, Cl A *	5,000	2,021
MKS Instruments Inc	1,400	139
MongoDB Inc, Cl A *	1,514	318
Monolithic Power Systems Inc	934	683
Motorola Solutions Inc	3,364	1,414
nCino inc *	1,600	45
NetApp Inc	4,100	437
Nutanix Inc, Cl A *	5,059	387
NVIDIA Corp	469,740	74,214
Okta Inc, Cl A *	3,316	332
ON Semiconductor Corp *	8,457	443
Onto Innovation Inc *	1,000	101
Oracle Corp, Cl B	33,263	7,272
Palantir Technologies Inc, Cl A *	43,800	5,971
Palo Alto Networks Inc *	13,146	2,690
Pegasystems Inc	1,800	97
Procore Technologies Inc *	2,150	147
PTC Inc *	2,365	408
Pure Storage Inc, Cl A *	6,300	363
Qorvo Inc *	1,924	163
QUALCOMM Inc	22,007	3,505
RALLIANT CORP *	2,353	114

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RingCentral Inc, Cl A *	1,855	$53
Roper Technologies Inc	2,177	1,234
Rubrik Inc, Cl A *	2,000	179
SailPoint Inc *	1,200	27
Salesforce Inc	18,704	5,100
Samsara Inc, Cl A *	5,500	219
SentinelOne Inc, Cl A *	5,500	101
ServiceNow Inc *	4,168	4,285
Skyworks Solutions Inc	3,026	226
Snowflake Inc, Cl A *	6,300	1,410
Super Micro Computer Inc *	10,100	495
Synopsys Inc *	3,067	1,572
TD SYNNEX Corp	1,500	204
Teledyne Technologies Inc *	944	484
Teradata Corp *	2,147	48
Teradyne Inc	3,204	288
Texas Instruments Inc	18,207	3,780
Trimble Inc *	4,900	372
Twilio Inc, Cl A *	2,858	355
Tyler Technologies Inc *	860	510
Ubiquiti Inc	100	41
UiPath Inc, Cl A *	8,600	110
Unity Software Inc *	6,153	149
Universal Display Corp	942	146
VeriSign Inc	1,598	462
Vontier Corp	3,063	113
Western Digital Corp	7,092	454
Workday Inc, Cl A *	4,354	1,045
Zebra Technologies Corp, Cl A *	1,034	319
Zoom Video Communications Inc, Cl A *	5,400	421
Zscaler Inc *	1,864	585

		361,571
Materials — 2.1%
Air Products and Chemicals Inc	4,435	1,251
Albemarle Corp	2,420	152
Alcoa Corp	4,955	146
Amcor PLC	46,333	426
Anglogold Ashanti PLC	10,200	465
AptarGroup Inc	1,300	203
Ardagh Metal Packaging SA	1,250	5
Ashland Inc	1,000	50
Avery Dennison Corp	1,616	284
Axalta Coating Systems Ltd *	4,300	128
Ball Corp	5,635	316
Carpenter Technology Corp	1,000	276
Celanese Corp, Cl A	2,238	124
CF Industries Holdings Inc	3,337	307
Cleveland-Cliffs Inc *	10,400	79
Corteva Inc	13,674	1,019
CRH PLC	13,600	1,249
Crown Holdings Inc	2,400	247
Dow Inc	14,275	378
DuPont de Nemours Inc	8,538	586

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eagle Materials Inc	659	$133
Eastman Chemical Co	2,332	174
Ecolab Inc	5,038	1,357
Element Solutions Inc	4,700	106
FMC Corp	2,610	109
Freeport-McMoRan Inc, Cl B	28,702	1,244
Graphic Packaging Holding Co	6,200	131
Huntsman Corp	3,655	38
International Flavors & Fragrances Inc	5,169	380
International Paper Co	10,591	496
Linde PLC	9,460	4,438
Louisiana-Pacific Corp	1,300	112
LyondellBasell Industries NV, Cl A	5,261	304
Martin Marietta Materials Inc, Cl A	1,216	668
Mosaic Co/The	6,300	230
MP Materials Corp *	2,700	90
NewMarket Corp	132	91
Newmont Corp	22,255	1,297
Nucor Corp	4,641	601
Olin Corp	2,400	48
Packaging Corp of America	1,764	332
PPG Industries Inc	4,588	522
Reliance Inc	1,079	339
Royal Gold Inc, Cl A	1,347	240
RPM International Inc	2,600	286
Scotts Miracle-Gro Co/The, Cl A	877	58
Sealed Air Corp	3,000	93
Sherwin-Williams Co/The, Cl A	4,692	1,611
Silgan Holdings Inc	1,630	88
Smurfit WestRock PLC	10,600	457
Sonoco Products Co	2,000	87
Southern Copper Corp	1,570	159
Steel Dynamics Inc	2,849	365
Vulcan Materials Co	2,689	701
Westlake Corp	732	56

		25,132
Real Estate — 2.2%
Agree Realty Corp ‡	2,100	153
Alexandria Real Estate Equities Inc ‡	3,448	250
American Homes 4 Rent, Cl A ‡	6,800	245
American Tower Corp, Cl A ‡	9,384	2,074
Americold Realty Trust Inc ‡	5,900	98
AvalonBay Communities Inc ‡	2,809	572
Brixmor Property Group Inc ‡	6,200	161
BXP Inc ‡	3,162	213
Camden Property Trust ‡	2,069	233
CBRE Group Inc, Cl A *	5,950	834
CoStar Group Inc *	8,500	683
Cousins Properties Inc ‡	3,400	102
Crown Castle Inc ‡	8,636	887
CubeSmart ‡	4,500	191
Digital Realty Trust Inc, Cl A ‡	6,773	1,181
EastGroup Properties Inc ‡	1,000	167

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EPR Properties, Cl A ‡	1,500	$87
Equinix Inc ‡	1,966	1,564
Equity LifeStyle Properties Inc ‡	3,800	234
Equity Residential ‡	7,683	519
Essex Property Trust Inc ‡	1,317	373
Extra Space Storage Inc ‡	4,265	629
Federal Realty Investment Trust ‡	1,746	166
First Industrial Realty Trust Inc ‡	2,600	125
Gaming and Leisure Properties Inc ‡	5,310	248
Healthcare Realty Trust Inc, Cl A ‡	7,200	114
Healthpeak Properties Inc ‡	14,170	248
Highwoods Properties Inc ‡	2,078	65
Host Hotels & Resorts Inc ‡	14,102	217
Howard Hughes Holdings Inc *	663	45
Invitation Homes Inc ‡	12,500	410
Iron Mountain Inc ‡	5,900	605
Jones Lang LaSalle Inc *	953	244
Kilroy Realty Corp ‡	2,400	82
Kimco Realty Corp ‡	13,305	280
Lamar Advertising Co, Cl A ‡	1,800	218
Lineage Inc ‡	1,300	57
Medical Properties Trust Inc ‡	12,135	52
Mid-America Apartment Communities Inc ‡	2,400	355
MILLROSE PROPERTIES *	2,569	73
National Storage Affiliates Trust ‡	1,400	45
NNN REIT Inc ‡	3,800	164
Omega Healthcare Investors Inc ‡	5,545	203
Park Hotels & Resorts Inc ‡	4,550	47
Prologis Inc ‡	18,612	1,957
Public Storage ‡	3,187	935
Rayonier Inc ‡	3,257	72
Realty Income Corp ‡	17,813	1,026
Regency Centers Corp ‡	3,700	264
Rexford Industrial Realty Inc ‡	4,550	162
SBA Communications Corp, Cl A ‡	2,137	502
Simon Property Group Inc ‡	6,535	1,051
STAG Industrial Inc ‡	3,800	138
Sun Communities Inc ‡	2,583	327
UDR Inc ‡	6,600	269
Ventas Inc ‡	8,590	542
VICI Properties Inc, Cl A ‡	21,494	701
Vornado Realty Trust ‡	3,500	134
Welltower Inc ‡	13,100	2,014
Weyerhaeuser Co ‡	14,897	383
WP Carey Inc ‡	4,390	274
Zillow Group Inc, Cl A *	1,000	69
Zillow Group Inc, Cl C *	3,100	217

		26,550
Utilities — 2.2%
AES Corp/The	14,300	150
Alliant Energy Corp	5,221	316
Ameren Corp	5,425	521
American Electric Power Co Inc	10,829	1,124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Water Works Co Inc	3,915	$545
Atmos Energy Corp	3,116	480
CenterPoint Energy Inc	13,055	480
Clearway Energy Inc, Cl A	900	27
Clearway Energy Inc, Cl C	1,800	58
CMS Energy Corp	6,110	423
Consolidated Edison Inc	7,079	710
Constellation Energy Corp	6,313	2,038
Dominion Energy Inc	17,102	967
DTE Energy Co	4,213	558
Duke Energy Corp	15,562	1,836
Edison International	7,749	400
Entergy Corp	8,678	721
Essential Utilities Inc	5,200	193
Evergy Inc	4,517	311
Eversource Energy	7,498	477
Exelon Corp	20,439	887
FirstEnergy Corp	11,000	443
IDACORP Inc, Cl A	1,100	127
MDU Resources Group Inc	4,000	67
National Fuel Gas Co	1,800	152
NextEra Energy Inc	41,405	2,874
NiSource Inc	9,400	379
NRG Energy Inc	3,950	634
OGE Energy Corp	4,000	177
PG&E Corp	44,606	622
Pinnacle West Capital Corp	2,300	206
PPL Corp	15,103	512
Public Service Enterprise Group Inc	10,004	842
Sempra	12,962	982
Southern Co/The	22,112	2,031
Talen Energy Corp *	900	262
UGI Corp	4,330	158
Vistra Corp	6,819	1,322
WEC Energy Group Inc	6,484	676
Xcel Energy Inc	11,690	796

		26,484
Total Common Stock
(Cost $512,142) ($ Thousands)		1,149,424

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	20,413,833	20,414
Total Cash Equivalent
(Cost $20,414) ($ Thousands)		20,414
Total Investments in Securities — 98.5%
(Cost $532,556) ($ Thousands)		$1,169,838

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	68	Sep-2025	$20,792	$21,262	$470
S&P Mid Cap 400 Index E-MINI	15	Sep-2025	4,601	4,689	88
			$25,393	$25,951	$558

Percentages are based on Net Assets of $1,187,060 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Investments Co	$159	$—	$(21)	$2	$40	$180	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	21,666	100,913	(102,165)	—	—	20,414	623	—
Totals	$21,825	$100,913	$(102,186)	$2	$40	$20,594	$625	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 9.8%
Alphabet Inc, Cl A	460,476	$81,150
Alphabet Inc, Cl C	441,960	78,399
AT&T Inc	1,675,226	48,481
BCE Inc	300,113	6,654
Charter Communications Inc, Cl A *	12,696	5,190
Comcast Corp, Cl A	377,158	13,461
Electronic Arts Inc	61,222	9,777
Fox Corp, Cl A	194,181	10,882
Match Group Inc	307,563	9,501
Meta Platforms Inc, Cl A	135,322	99,880
Netflix Inc *	3,241	4,340
Nexstar Media Group Inc, Cl A	63,267	10,942
Omnicom Group Inc	91,833	6,606
Sirius XM Holdings Inc	132,099	3,034
TEGNA Inc	168,712	2,828
Verizon Communications Inc	97,068	4,200
Walt Disney Co/The	72,877	9,037
Warner Bros Discovery Inc *	14,202	163

		404,525
Consumer Discretionary — 10.5%
ADT Inc	787,010	6,666
Amazon.com Inc, Cl A *	294,960	64,711
AutoZone Inc *	10,322	38,318
Best Buy Co Inc	66,137	4,440
Bloomin' Brands Inc	238,047	2,050
Booking Holdings Inc	2,537	14,687
BorgWarner Inc	89,239	2,988
Darden Restaurants Inc	3,127	682
Deckers Outdoor Corp *	44,164	4,552
Dick's Sporting Goods Inc	68,312	13,513
Domino's Pizza Inc	21,218	9,561
DR Horton Inc	16,198	2,088
eBay Inc	127,055	9,461
Ford Motor Co	46,816	508
Garmin Ltd	6,703	1,399
General Motors Co	327,681	16,125
Genuine Parts Co	79,642	9,661
Goodyear Tire & Rubber Co/The *	406,438	4,215
Grand Canyon Education Inc *	66,562	12,580
H&R Block Inc	223,444	12,265
Harley-Davidson Inc, Cl A	88,020	2,077
Home Depot Inc/The	27,536	10,096
KB Home	2,048	108
Lowe's Cos Inc	167,550	37,174
Lululemon Athletica Inc *	2,403	571
Magna International Inc, Cl A	76,294	2,946
NIKE Inc, Cl B	349,664	24,840
O'Reilly Automotive Inc *	28,590	2,577
Phinia Inc	34,745	1,546
PulteGroup Inc	140,134	14,779
PVH Corp	35,794	2,455

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ralph Lauren Corp, Cl A	23,886	$6,551
Ross Stores Inc	42,237	5,389
Royal Caribbean Cruises Ltd	31,383	9,827
Starbucks Corp	68,046	6,235
Tapestry Inc	78,606	6,902
Texas Roadhouse Inc, Cl A	30,740	5,761
TJX Cos Inc/The	374,562	46,255
VF Corp	333,908	3,923
Whirlpool Corp	45,192	4,583
Yum! Brands Inc	49,680	7,362

		432,427
Consumer Staples — 7.1%
Albertsons Cos Inc, Cl A	159,963	3,441
Altria Group Inc	424,058	24,862
Ambev SA ADR	81,301	196
Archer-Daniels-Midland Co	50,878	2,685
Coca-Cola Co/The	108,858	7,702
Colgate-Palmolive Co	27,973	2,543
Conagra Brands Inc	49,133	1,006
Constellation Brands Inc, Cl A	10,975	1,785
Costco Wholesale Corp	9,292	9,198
Dollar General Corp	93,160	10,656
Hershey Co/The	26,426	4,385
Ingredion Inc	26,094	3,539
Kenvue Inc	392,616	8,217
Kimberly-Clark Corp	78,478	10,117
Kroger Co/The	433,798	31,116
Lamb Weston Holdings Inc	16,377	849
Molson Coors Beverage Co, Cl B	310,038	14,910
Mondelez International Inc, Cl A	24,475	1,651
Monster Beverage Corp *	93,881	5,881
PepsiCo Inc	208,587	27,542
Philip Morris International Inc	211,081	38,444
Post Holdings Inc *	83,129	9,064
Procter & Gamble Co/The	179,078	28,531
Target Corp, Cl A	53,833	5,311
Tyson Foods Inc, Cl A	253,116	14,159
Unilever PLC ADR	220,449	13,485
Walmart Inc	127,956	12,511

		293,786
Energy — 2.9%
Canadian Natural Resources Ltd	215,221	6,758
Chevron Corp	178,499	25,559
ConocoPhillips	179,580	16,116
Devon Energy Corp	357,504	11,372
Exxon Mobil Corp	112,652	12,144
HF Sinclair Corp	40,846	1,678
Marathon Petroleum Corp	55,200	9,169
Phillips 66	95,701	11,417
Scorpio Tankers Inc	49,024	1,918
TechnipFMC PLC	87,904	3,028

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valero Energy Corp	143,915	$19,345

		118,504
Financials — 15.9%
Aflac Inc	136,144	14,358
Allstate Corp/The	49,660	9,997
American Financial Group Inc/OH	11,100	1,401
Ameriprise Financial Inc	13,265	7,080
Annaly Capital Management Inc ‡	215,240	4,051
Assurant Inc	6,412	1,266
Bank of America Corp	1,284,336	60,775
Bank of New York Mellon Corp/The	48,559	4,424
Berkshire Hathaway Inc, Cl B *	91,279	44,341
Capital One Financial Corp	51,688	10,997
Chubb Ltd	18,809	5,449
Citigroup Inc	378,080	32,182
CME Group Inc, Cl A	77,815	21,447
FactSet Research Systems Inc	4,681	2,094
Fifth Third Bancorp	106,076	4,363
Goldman Sachs Group Inc/The	21,644	15,318
Hartford Financial Services Group Inc/The	66,936	8,492
Intercontinental Exchange Inc	50,750	9,311
JPMorgan Chase & Co	226,735	65,733
KKR & Co Inc	19,666	2,616
Marsh & McLennan Cos Inc	26,931	5,888
Mastercard Inc, Cl A	117,450	66,000
Moody's Corp	143,750	72,104
Morgan Stanley	311,935	43,939
MSCI Inc, Cl A	21,417	12,352
Navient Corp	12,251	173
PNC Financial Services Group Inc/The	31,599	5,891
Progressive Corp/The	4,956	1,322
Prudential Financial Inc	17,700	1,902
Regions Financial Corp	507,300	11,932
S&P Global Inc	10,324	5,444
Travelers Cos Inc/The	108,288	28,971
Truist Financial Corp	28,769	1,237
Visa Inc, Cl A	182,933	64,950
Voya Financial Inc	24,909	1,768
Wells Fargo & Co	92,870	7,441

		657,009
Health Care — 10.1%
Becton Dickinson & Co	60,525	10,425
Cardinal Health Inc	36,074	6,060
Cencora Inc, Cl A	67,469	20,231
Centene Corp *	19,739	1,071
Cigna Group/The	27,340	9,038
CVS Health Corp	175,142	12,081
Doximity Inc, Cl A *	16,947	1,040
Edwards Lifesciences Corp, Cl A *	61,914	4,842
Eli Lilly & Co	17,885	13,942
Exelixis Inc *	553,619	24,401
Gilead Sciences Inc	218,456	24,220

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HCA Healthcare Inc	28,264	$10,828
Humana Inc	11,818	2,889
ICON PLC *	16,184	2,354
IDEXX Laboratories Inc *	12,340	6,618
Incyte Corp *	12,489	851
Insulet Corp *	12,072	3,793
Intuitive Surgical Inc *	20,368	11,068
Jazz Pharmaceuticals PLC *	15,524	1,647
Johnson & Johnson	462,414	70,634
Lantheus Holdings Inc *	22,208	1,818
McKesson Corp	12,923	9,470
Medtronic PLC	135,824	11,840
Merck & Co Inc	478,053	37,843
Mettler-Toledo International Inc *	28,271	33,211
Novartis AG ADR	32,225	3,900
Novo Nordisk A/S ADR	51,225	3,536
Pfizer Inc	651,543	15,793
ResMed Inc	16,807	4,336
Royalty Pharma PLC, Cl A	112,546	4,055
United Therapeutics Corp *	22,931	6,589
UnitedHealth Group Inc	111,198	34,690
Veeva Systems Inc, Cl A *	9,242	2,662
Vertex Pharmaceuticals Inc *	2,576	1,147
Viatris Inc, Cl W	270,899	2,419
Zoetis Inc, Cl A	33,352	5,201

		416,543
Industrials — 10.8%
Acuity Brands Inc	8,275	2,469
AerCap Holdings NV	139,368	16,306
AGCO Corp	65,438	6,751
Allison Transmission Holdings Inc	52,046	4,944
AMETEK Inc	15,853	2,869
CACI International Inc, Cl A *	6,503	3,100
Carlisle Cos Inc	6,137	2,292
Carrier Global Corp	357,041	26,132
Caterpillar Inc, Cl A	25,261	9,807
CNH Industrial NV	437,797	5,674
Cummins Inc	8,214	2,690
Deere & Co	14,637	7,443
Delta Air Lines Inc, Cl A	128,832	6,336
Eaton Corp PLC	27,035	9,651
FedEx Corp	20,626	4,688
Fortive Corp	67,655	3,527
General Electric Co	41,464	10,672
Genpact Ltd	175,566	7,727
Graco Inc	106,622	9,166
HEICO Corp	17,061	5,596
Huntington Ingalls Industries Inc, Cl A	12,706	3,068
Illinois Tool Works Inc	47,481	11,740
Johnson Controls International PLC	134,509	14,207
L3Harris Technologies Inc	25,220	6,326
Leidos Holdings Inc	10,742	1,695
Lennox International Inc	11,692	6,702

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lockheed Martin Corp	15,688	$7,266
Mueller Industries Inc	8,085	642
Northrop Grumman Corp	12,855	6,427
Oshkosh Corp	8,954	1,017
Otis Worldwide Corp	103,082	10,207
PACCAR Inc	59,000	5,608
Paychex Inc	32,193	4,683
Republic Services Inc	25,679	6,333
Robert Half Inc	10,621	436
Rollins Inc	126,310	7,126
RTX Corp	247,761	36,178
Ryder System Inc	61,257	9,740
Science Applications International Corp	55,835	6,288
Siemens AG ADR	122,516	15,789
Snap-on Inc	11,881	3,697
Southwest Airlines Co, Cl A	86,460	2,805
Textron Inc	63,528	5,101
Timken Co/The	60,309	4,375
Trane Technologies PLC	32,752	14,326
TransDigm Group Inc	23,155	35,210
United Airlines Holdings Inc *	56,891	4,530
Veralto Corp	250,990	25,337
Verisk Analytics Inc, Cl A	30,651	9,548
Vertiv Holdings Co, Cl A	29,354	3,769
Waste Management Inc	18,232	4,172
Westinghouse Air Brake Technologies Corp	1,192	249
WW Grainger Inc	22,097	22,986

		445,423
Information Technology — 26.0%
Adobe Inc *	127,506	49,330
Amdocs Ltd	97,349	8,882
Amphenol Corp, Cl A	209,248	20,663
Analog Devices Inc	84,871	20,201
Apple Inc	623,002	127,821
Applied Materials Inc	88,030	16,116
AppLovin Corp, Cl A *	18,899	6,616
Arista Networks Inc *	273,644	27,997
Arrow Electronics Inc, Cl A *	109,611	13,968
Broadcom Inc	226,231	62,360
Cirrus Logic Inc *	55,899	5,828
Cisco Systems Inc	526,954	36,560
Cognizant Technology Solutions Corp, Cl A	8,912	695
DocuSign Inc, Cl A *	41,742	3,251
Dropbox Inc, Cl A *	302,090	8,640
DXC Technology Co *	62,933	962
F5 Inc, Cl A *	75,616	22,255
Fair Isaac Corp *	85	155
Flex Ltd *	209,005	10,434
Fortinet Inc *	41,390	4,376
Guidewire Software Inc, Cl Z *	1,001	236
Hewlett Packard Enterprise Co	294,388	6,020
HP Inc	364,323	8,911
International Business Machines Corp	6,932	2,043

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intuit Inc	47,513	$37,423
Jabil Inc	28,950	6,314
Juniper Networks Inc	7,046	281
Microchip Technology Inc	125,193	8,810
Micron Technology Inc	155,731	19,194
Microsoft Corp	486,353	241,917
Motorola Solutions Inc	32,980	13,867
NetApp Inc	48,944	5,215
NVIDIA Corp	689,140	108,877
Oracle Corp, Cl B	308,021	67,343
QUALCOMM Inc	86,724	13,812
RALLIANT CORP *	22,552	1,094
Roper Technologies Inc	9,267	5,253
Salesforce Inc	59,790	16,304
SAP SE ADR	48,826	14,848
TD SYNNEX Corp	55,825	7,575
Texas Instruments Inc	34,041	7,068
Twilio Inc, Cl A *	29,785	3,704
Ubiquiti Inc	625	257
VeriSign Inc	83,962	24,248
Vontier Corp	95,665	3,530

		1,071,254
Materials — 2.7%
Celanese Corp, Cl A	49,149	2,719
Corteva Inc	64,004	4,770
DuPont de Nemours Inc	8,453	580
Eastman Chemical Co	31,433	2,347
Ecolab Inc	28,841	7,771
FMC Corp	76,181	3,181
Linde PLC	113,175	53,099
LyondellBasell Industries NV, Cl A	74,826	4,329
O-I Glass Inc, Cl I *	48,098	709
Reliance Inc	11,055	3,470
Sherwin-Williams Co/The, Cl A	67,820	23,287
Steel Dynamics Inc	28,213	3,612
Sylvamo Corp	12,276	615

		110,489
Real Estate — 1.2%
American Tower Corp, Cl A ‡	101,757	22,490
Brandywine Realty Trust ‡	24,300	104
CBRE Group Inc, Cl A *	41,173	5,769
Crown Castle Inc ‡	34,157	3,509
Equinix Inc ‡	1,986	1,580
Omega Healthcare Investors Inc ‡	53,394	1,957
Public Storage ‡	4,106	1,205
Sabra Health Care REIT Inc ‡	181,480	3,346
SBA Communications Corp, Cl A ‡	18,373	4,315
Welltower Inc ‡	48,149	7,402

		51,677
Utilities — 1.9%
American Electric Power Co Inc	57,553	5,972
Edison International	40,300	2,079

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Entergy Corp	22,430	$1,864
Exelon Corp	132,096	5,736
FirstEnergy Corp	44,682	1,799
NextEra Energy Inc	123,716	8,588
NRG Energy Inc	232,673	37,363
UGI Corp	77,445	2,821
Vistra Corp	53,702	10,408
Xcel Energy Inc	21,754	1,481

		78,111
Total Common Stock
(Cost $1,456,789) ($ Thousands)		4,079,748

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	43,320,706	43,321
Total Cash Equivalent
(Cost $43,321) ($ Thousands)		43,321
Total Investments in Securities — 99.9%
(Cost $1,500,110) ($ Thousands)		$4,123,069

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	70	Sep-2025	$21,313	$21,889	$576
S&P Mid Cap 400 Index E-MINI	15	Sep-2025	4,597	4,688	91
			$25,910	$26,577	$667

Percentages are based on Net Assets of $4,126,118 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$200,235	$903,998	$(1,060,912)	$—	$—	$43,321	$1,842	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 9.6%
Alphabet Inc, Cl A	110,550	$19,482
Alphabet Inc, Cl C	89,285	15,838
AT&T Inc	136,017	3,936
Charter Communications Inc, Cl A *	1,842	753
Comcast Corp, Cl A	71,445	2,550
Electronic Arts Inc	4,518	722
Fox Corp, Cl A	4,116	231
Fox Corp, Cl B	2,531	131
Interpublic Group of Cos Inc/The	7,001	171
Live Nation Entertainment Inc *	2,990	452
Match Group Inc	4,850	150
Meta Platforms Inc, Cl A	41,304	30,486
Netflix Inc *	8,107	10,856
News Corp, Cl A	7,125	212
News Corp, Cl B	2,100	72
Omnicom Group Inc	3,704	266
Paramount Global, Cl B	11,467	148
Take-Two Interactive Software Inc, Cl A *	3,150	765
TKO Group Holdings Inc, Cl A	1,280	233
T-Mobile US Inc	9,106	2,170
Verizon Communications Inc	79,773	3,452
Walt Disney Co/The	34,234	4,245
Warner Bros Discovery Inc *	42,224	484

		97,805
Consumer Discretionary — 10.2%
Airbnb Inc, Cl A *	8,200	1,085
Amazon.com Inc, Cl A *	179,749	39,435
Aptiv PLC *	4,310	294
AutoZone Inc *	328	1,218
Best Buy Co Inc	3,654	245
Booking Holdings Inc	622	3,601
Caesars Entertainment Inc *	4,150	118
CarMax Inc *	2,950	198
Carnival Corp *	19,934	561
Chipotle Mexican Grill Inc, Cl A *	25,690	1,443
Darden Restaurants Inc	2,228	486
Deckers Outdoor Corp *	2,846	293
Domino's Pizza Inc	665	300
DoorDash Inc, Cl A *	6,410	1,580
DR Horton Inc	5,348	690
eBay Inc	9,049	674
Expedia Group Inc	2,355	397
Ford Motor Co	74,130	804
Garmin Ltd	2,931	612
General Motors Co	18,817	926
Genuine Parts Co	2,646	321
Hasbro Inc	2,446	181
Hilton Worldwide Holdings Inc	4,570	1,217
Home Depot Inc/The	18,818	6,899
Las Vegas Sands Corp	6,510	283
Lennar Corp, Cl A	4,434	490

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	5,000	$185
Lowe's Cos Inc	10,719	2,378
Lululemon Athletica Inc *	2,100	499
Marriott International Inc/MD, Cl A	4,320	1,180
McDonald's Corp	13,581	3,968
MGM Resorts International *	4,200	144
Mohawk Industries Inc *	1,000	105
NIKE Inc, Cl B	22,370	1,589
Norwegian Cruise Line Holdings Ltd *	8,500	172
NVR Inc *	62	458
O'Reilly Automotive Inc *	16,320	1,471
Pool Corp	722	211
PulteGroup Inc	3,849	406
Ralph Lauren Corp, Cl A	755	207
Ross Stores Inc	6,239	796
Royal Caribbean Cruises Ltd	4,700	1,472
Starbucks Corp	21,514	1,971
Tapestry Inc	3,929	345
Tesla Inc *	53,314	16,936
TJX Cos Inc/The	21,296	2,630
Tractor Supply Co	10,170	537
Ulta Beauty Inc *	885	414
Williams-Sonoma Inc	2,310	377
Wynn Resorts Ltd	1,679	157
Yum! Brands Inc	5,310	787

		103,746
Consumer Staples — 5.4%
Altria Group Inc	32,083	1,881
Archer-Daniels-Midland Co	9,068	479
Brown-Forman Corp, Cl B	3,515	95
Bunge Global SA	2,530	203
Campbell Soup Co	3,784	116
Church & Dwight Co Inc	4,676	449
Clorox Co/The	2,342	281
Coca-Cola Co/The	73,388	5,192
Colgate-Palmolive Co	15,375	1,398
Conagra Brands Inc	9,015	184
Constellation Brands Inc, Cl A	2,967	483
Costco Wholesale Corp	8,429	8,344
Dollar General Corp	4,181	478
Dollar Tree Inc *	3,854	382
Estee Lauder Cos Inc/The, Cl A	4,400	355
General Mills Inc	10,496	544
Hershey Co/The	2,802	465
Hormel Foods Corp	5,608	170
J M Smucker Co/The	2,003	197
Kellanova	5,117	407
Kenvue Inc	36,270	759
Keurig Dr Pepper Inc	25,700	850
Kimberly-Clark Corp	6,273	809
Kraft Heinz Co/The	16,598	428
Kroger Co/The	11,636	835
Lamb Weston Holdings Inc	2,750	143

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	4,832	$366
Molson Coors Beverage Co, Cl B	3,261	157
Mondelez International Inc, Cl A	24,510	1,653
Monster Beverage Corp *	13,258	830
PepsiCo Inc	25,979	3,430
Philip Morris International Inc	29,477	5,369
Procter & Gamble Co/The	44,452	7,082
Sysco Corp, Cl A	9,320	706
Target Corp, Cl A	8,678	856
Tyson Foods Inc, Cl A	5,403	302
Walgreens Boots Alliance Inc	13,857	159
Walmart Inc	82,189	8,036

		54,873
Energy — 2.9%
APA Corp	7,131	130
Baker Hughes Co, Cl A	18,749	719
Chesapeake Energy Corp	3,990	467
Chevron Corp	30,889	4,423
ConocoPhillips	24,184	2,170
Coterra Energy Inc	14,113	358
Devon Energy Corp	12,413	395
Diamondback Energy Inc, Cl A	3,551	488
EOG Resources Inc	10,627	1,271
EQT Corp	11,300	659
Exxon Mobil Corp	81,977	8,837
Halliburton Co	16,492	336
Hess Corp	5,265	729
Kinder Morgan Inc	36,582	1,076
Marathon Petroleum Corp	5,978	993
Occidental Petroleum Corp	13,462	566
ONEOK Inc	11,759	960
Phillips 66	7,837	935
Schlumberger NV, Cl A	26,540	897
Targa Resources Corp	4,110	715
Texas Pacific Land Corp	350	370
Valero Energy Corp	6,023	810
Williams Cos Inc/The	23,089	1,450

		29,754
Financials — 13.7%
Aflac Inc	9,374	989
Allstate Corp/The	4,999	1,006
American Express Co	10,495	3,348
American International Group Inc	11,255	963
Ameriprise Financial Inc	1,845	985
Aon PLC, Cl A	4,118	1,469
Apollo Global Management Inc	8,470	1,202
Arch Capital Group Ltd	7,100	646
Arthur J Gallagher & Co	4,799	1,536
Assurant Inc	955	189
Bank of America Corp	125,459	5,937
Bank of New York Mellon Corp/The	13,589	1,238
Berkshire Hathaway Inc, Cl B *	34,880	16,944

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BlackRock Funding Inc	2,776	$2,913
Blackstone Inc, Cl A	13,900	2,079
Brown & Brown Inc	4,520	501
Capital One Financial Corp	12,082	2,571
Cboe Global Markets Inc	2,000	466
Charles Schwab Corp/The	32,308	2,948
Chubb Ltd	7,056	2,044
Cincinnati Financial Corp	2,973	443
Citigroup Inc	35,558	3,027
Citizens Financial Group Inc	8,290	371
CME Group Inc, Cl A	6,822	1,880
Coinbase Global Inc, Cl A *	4,000	1,402
Corpay Inc *	1,329	441
Erie Indemnity Co, Cl A	480	166
Everest Group Ltd	817	278
FactSet Research Systems Inc	730	327
Fidelity National Information Services Inc, Cl B	10,045	818
Fifth Third Bancorp	12,731	524
Fiserv Inc, Cl A *	10,755	1,854
Franklin Resources Inc	5,938	142
Global Payments Inc	4,663	373
Globe Life Inc	1,589	197
Goldman Sachs Group Inc/The	5,812	4,113
Hartford Financial Services Group Inc/The	5,466	693
Huntington Bancshares Inc/OH	27,514	461
Intercontinental Exchange Inc	10,905	2,001
Invesco Ltd	8,666	137
Jack Henry & Associates Inc	1,400	252
JPMorgan Chase & Co	52,978	15,359
KeyCorp	18,983	331
KKR & Co Inc	12,780	1,700
Loews Corp	3,392	311
M&T Bank Corp	3,134	608
MarketAxess Holdings Inc	706	158
Marsh & McLennan Cos Inc	9,309	2,035
Mastercard Inc, Cl A	15,443	8,678
MetLife Inc	10,979	883
Moody's Corp	2,951	1,480
Morgan Stanley	23,466	3,305
MSCI Inc, Cl A	1,488	858
Nasdaq Inc, Cl A	7,827	700
Northern Trust Corp	3,729	473
PayPal Holdings Inc *	18,759	1,394
PNC Financial Services Group Inc/The	7,503	1,399
Principal Financial Group Inc, Cl A	3,957	314
Progressive Corp/The	11,085	2,958
Prudential Financial Inc	6,736	724
Raymond James Financial Inc	3,508	538
Regions Financial Corp	17,163	404
S&P Global Inc	5,955	3,140
State Street Corp	5,485	583
Synchrony Financial	7,383	493

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T Rowe Price Group Inc	4,243	$409
Travelers Cos Inc/The	4,316	1,155
Truist Financial Corp	24,936	1,072
US Bancorp	29,528	1,336
Visa Inc, Cl A	32,639	11,588
W R Berkley Corp	5,710	419
Wells Fargo & Co	62,313	4,993
Willis Towers Watson PLC	1,869	573

		140,245
Health Care — 9.1%
Abbott Laboratories	32,852	4,468
AbbVie Inc	33,433	6,206
Agilent Technologies Inc	5,435	641
Align Technology Inc *	1,336	253
Amgen Inc, Cl A	10,192	2,846
Baxter International Inc	9,785	296
Becton Dickinson & Co	5,428	935
Biogen Inc *	2,756	346
Bio-Techne Corp	3,052	157
Boston Scientific Corp *	27,926	2,999
Bristol-Myers Squibb Co	38,453	1,780
Cardinal Health Inc	4,599	773
Cencora Inc, Cl A	3,286	985
Centene Corp *	9,449	513
Charles River Laboratories International Inc *	960	146
Cigna Group/The	5,173	1,710
Cooper Cos Inc/The *	3,766	268
CVS Health Corp	23,886	1,648
Danaher Corp, Cl A	12,102	2,391
DaVita Inc *	856	122
Dexcom Inc *	7,372	643
Edwards Lifesciences Corp, Cl A *	11,142	871
Elevance Health Inc	4,383	1,705
Eli Lilly & Co	14,935	11,642
GE HealthCare Technologies Inc	8,662	642
Gilead Sciences Inc	23,634	2,620
HCA Healthcare Inc	3,401	1,303
Henry Schein Inc *	2,350	172
Hologic Inc *	4,250	277
Humana Inc	2,291	560
IDEXX Laboratories Inc *	1,552	832
Incyte Corp *	3,100	211
Insulet Corp *	1,350	424
Intuitive Surgical Inc *	6,797	3,694
IQVIA Holdings Inc *	3,166	499
Johnson & Johnson	45,603	6,966
Labcorp Holdings Inc	1,560	409
McKesson Corp	2,384	1,747
Medtronic PLC	24,309	2,119
Merck & Co Inc	47,914	3,793
Mettler-Toledo International Inc *	400	470
Moderna Inc *	6,400	177

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molina Healthcare Inc *	1,046	$312
Pfizer Inc	107,370	2,603
Quest Diagnostics Inc	2,124	381
Regeneron Pharmaceuticals Inc	1,997	1,048
ResMed Inc	2,759	712
Revvity Inc	2,348	227
Solventum Corp *	2,592	197
STERIS PLC	1,845	443
Stryker Corp	6,506	2,574
Thermo Fisher Scientific Inc	7,246	2,938
UnitedHealth Group Inc	17,260	5,385
Universal Health Services Inc, Cl B	1,100	199
Vertex Pharmaceuticals Inc *	4,857	2,162
Viatris Inc, Cl W	22,507	201
Waters Corp *	1,122	392
West Pharmaceutical Services Inc	1,376	301
Zimmer Biomet Holdings Inc	3,774	344
Zoetis Inc, Cl A	8,485	1,323

		93,001
Industrials — 8.4%
3M Co	10,301	1,568
A O Smith Corp	2,200	144
Allegion PLC	1,670	241
Amentum Holdings Inc *	1	—
AMETEK Inc	4,400	796
Automatic Data Processing Inc	7,705	2,376
Axon Enterprise Inc *	1,367	1,132
Boeing Co/The *	14,205	2,976
Broadridge Financial Solutions Inc	2,234	543
Builders FirstSource Inc *	2,200	257
Carrier Global Corp	15,291	1,119
Caterpillar Inc, Cl A	9,060	3,517
CH Robinson Worldwide Inc	2,255	216
Cintas Corp	6,488	1,446
Copart Inc *	16,610	815
CSX Corp	36,499	1,191
Cummins Inc	2,611	855
Dayforce Inc *	3,050	169
Deere & Co	4,778	2,430
Delta Air Lines Inc, Cl A	12,163	598
Dover Corp	2,587	474
Eaton Corp PLC	7,490	2,674
Emerson Electric Co	10,655	1,421
Equifax Inc	2,339	607
Expeditors International of Washington Inc	2,647	302
Fastenal Co, Cl A	21,736	913
FedEx Corp	4,181	950
Fortive Corp	6,497	339
GE Vernova Inc	5,207	2,755
Generac Holdings Inc *	1,154	165
General Dynamics Corp	4,794	1,398
General Electric Co	20,338	5,235
Honeywell International Inc	12,300	2,864

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace Inc	7,678	$1,429
Hubbell Inc, Cl B	1,010	413
Huntington Ingalls Industries Inc, Cl A	747	180
IDEX Corp	1,450	255
Illinois Tool Works Inc	5,035	1,245
Ingersoll Rand Inc	7,633	635
Jacobs Solutions Inc	2,332	307
JB Hunt Transport Services Inc	1,501	216
Johnson Controls International PLC	12,482	1,318
L3Harris Technologies Inc	3,579	898
Leidos Holdings Inc	2,483	392
Lennox International Inc	602	345
Lockheed Martin Corp	3,952	1,830
Masco Corp	3,984	256
Nordson Corp	1,000	214
Norfolk Southern Corp	4,286	1,097
Northrop Grumman Corp	2,590	1,295
Old Dominion Freight Line Inc, Cl A	3,578	581
Otis Worldwide Corp	7,550	748
PACCAR Inc	9,950	946
Parker-Hannifin Corp, Cl A	2,458	1,717
Paychex Inc	6,059	881
Paycom Software Inc	909	210
Pentair PLC	3,116	320
Quanta Services Inc	2,818	1,066
Republic Services Inc	3,823	943
Rockwell Automation Inc	2,126	706
Rollins Inc	5,300	299
RTX Corp	25,218	3,682
Snap-on Inc	1,007	313
Southwest Airlines Co, Cl A	11,242	365
Stanley Black & Decker Inc	2,908	197
Textron Inc	3,467	278
Trane Technologies PLC	4,230	1,850
TransDigm Group Inc	1,071	1,629
Uber Technologies Inc *	39,560	3,691
Union Pacific Corp	11,471	2,639
United Airlines Holdings Inc *	6,200	494
United Parcel Service Inc, Cl B	13,848	1,398
United Rentals Inc	1,244	937
Veralto Corp	4,670	472
Verisk Analytics Inc, Cl A	2,686	837
Waste Management Inc	6,924	1,584
Westinghouse Air Brake Technologies Corp	3,211	672
WW Grainger Inc	852	886
Xylem Inc/NY	4,600	595

		85,747
Information Technology — 32.4%
Accenture PLC, Cl A	11,876	3,550
Adobe Inc *	8,107	3,136
Advanced Micro Devices Inc *	30,725	4,360
Akamai Technologies Inc *	2,854	228
Amphenol Corp, Cl A	22,920	2,263

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Analog Devices Inc	9,412	$2,240
ANSYS Inc *	1,657	582
Apple Inc	284,133	58,296
Applied Materials Inc	15,403	2,820
Arista Networks Inc *	19,550	2,000
Autodesk Inc, Cl A *	4,095	1,268
Broadcom Inc	89,430	24,651
Cadence Design Systems Inc *	5,171	1,593
CDW Corp/DE	2,547	455
Cisco Systems Inc	75,458	5,235
Cognizant Technology Solutions Corp, Cl A	9,355	730
Corning Inc, Cl B	14,608	768
Crowdstrike Holdings Inc, Cl A *	4,690	2,389
Dell Technologies Inc, Cl C	5,900	723
Enphase Energy Inc *	2,600	103
EPAM Systems Inc *	1,050	186
F5 Inc, Cl A *	1,110	327
Fair Isaac Corp *	456	833
First Solar Inc *	2,050	339
Fortinet Inc *	12,070	1,276
Gartner Inc *	1,457	589
Gen Digital Inc	10,247	301
GoDaddy Inc, Cl A *	2,650	477
Hewlett Packard Enterprise Co	24,941	510
HP Inc	17,732	434
Intel Corp	82,037	1,838
International Business Machines Corp	17,698	5,217
Intuit Inc	5,299	4,174
Jabil Inc	2,050	447
Juniper Networks Inc	6,250	250
Keysight Technologies Inc *	3,282	538
KLA Corp	2,528	2,264
Lam Research Corp	24,320	2,367
Microchip Technology Inc	10,163	715
Micron Technology Inc	21,119	2,603
Microsoft Corp	141,374	70,321
Monolithic Power Systems Inc	910	666
Motorola Solutions Inc	3,142	1,321
NetApp Inc	3,865	412
NVIDIA Corp	464,170	73,334
NXP Semiconductors NV	4,826	1,054
ON Semiconductor Corp *	7,990	419
Oracle Corp, Cl B	30,959	6,769
Palantir Technologies Inc, Cl A *	40,470	5,517
Palo Alto Networks Inc *	12,568	2,572
PTC Inc *	2,257	389
QUALCOMM Inc	20,952	3,337
RALLIANT CORP *	1	—
Roper Technologies Inc	2,041	1,157
Salesforce Inc	18,262	4,980
Seagate Technology Holdings PLC	4,000	577
ServiceNow Inc *	3,940	4,051
Skyworks Solutions Inc	3,016	225

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Super Micro Computer Inc *	9,510	$466
Synopsys Inc *	2,951	1,513
TE Connectivity PLC	5,629	949
Teledyne Technologies Inc *	898	460
Teradyne Inc	3,065	276
Texas Instruments Inc	17,264	3,584
Trimble Inc *	4,650	353
Tyler Technologies Inc *	820	486
VeriSign Inc	1,555	449
Western Digital Corp	6,624	424
Workday Inc, Cl A *	4,050	972
Zebra Technologies Corp, Cl A *	973	300

		330,408
Materials — 1.8%
Air Products and Chemicals Inc	4,231	1,193
Albemarle Corp	2,257	141
Amcor PLC	43,612	401
Avery Dennison Corp	1,514	266
Ball Corp	5,662	318
CF Industries Holdings Inc	3,300	304
Corteva Inc	12,963	966
Dow Inc	13,456	356
DuPont de Nemours Inc	7,899	542
Eastman Chemical Co	2,220	166
Ecolab Inc	4,756	1,281
Freeport-McMoRan Inc, Cl B	27,213	1,180
International Flavors & Fragrances Inc	4,826	355
International Paper Co	9,952	466
Linde PLC	9,036	4,240
LyondellBasell Industries NV, Cl A	4,974	288
Martin Marietta Materials Inc, Cl A	1,169	642
Mosaic Co/The	6,109	223
Newmont Corp	21,545	1,255
Nucor Corp	4,427	573
Packaging Corp of America	1,700	320
PPG Industries Inc	4,405	501
Sherwin-Williams Co/The, Cl A	4,375	1,502
Smurfit WestRock PLC	9,334	403
Steel Dynamics Inc	2,700	346
Vulcan Materials Co	2,509	654

		18,882
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	2,923	212
American Tower Corp, Cl A ‡	8,867	1,960
AvalonBay Communities Inc ‡	2,678	545
BXP Inc ‡	2,750	186
Camden Property Trust ‡	2,050	231
CBRE Group Inc, Cl A *	5,619	787
CoStar Group Inc *	8,000	643
Crown Castle Inc ‡	8,234	846
Digital Realty Trust Inc, Cl A ‡	5,969	1,041
Equinix Inc ‡	1,851	1,472

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equity Residential ‡	6,444	$435
Essex Property Trust Inc ‡	1,221	346
Extra Space Storage Inc ‡	4,039	596
Federal Realty Investment Trust ‡	1,450	138
Healthpeak Properties Inc ‡	13,200	231
Host Hotels & Resorts Inc ‡	13,174	202
Invitation Homes Inc ‡	10,750	353
Iron Mountain Inc ‡	5,538	568
Kimco Realty Corp ‡	12,813	269
Mid-America Apartment Communities Inc ‡	2,240	332
Prologis Inc ‡	17,570	1,847
Public Storage ‡	2,997	879
Realty Income Corp ‡	17,168	989
Regency Centers Corp ‡	3,099	221
SBA Communications Corp, Cl A ‡	2,049	481
Simon Property Group Inc ‡	5,796	932
UDR Inc ‡	5,700	233
Ventas Inc ‡	8,082	510
VICI Properties Inc, Cl A ‡	19,950	650
Welltower Inc ‡	11,819	1,817
Weyerhaeuser Co ‡	13,711	352

		20,304
Utilities — 2.3%
AES Corp/The	13,740	145
Alliant Energy Corp	4,880	295
Ameren Corp	5,103	490
American Electric Power Co Inc	10,115	1,050
American Water Works Co Inc	3,707	516
Atmos Energy Corp	3,000	462
CenterPoint Energy Inc	12,335	453
CMS Energy Corp	5,651	392
Consolidated Edison Inc	6,536	656
Constellation Energy Corp	5,951	1,921
Dominion Energy Inc	15,880	898
DTE Energy Co	3,926	520
Duke Energy Corp	14,691	1,734
Edison International	7,407	382
Entergy Corp	8,102	673
Evergy Inc	4,399	303
Eversource Energy	6,935	441
Exelon Corp	19,005	825
FirstEnergy Corp	9,753	393
NextEra Energy Inc	38,941	2,703
NiSource Inc	8,944	361
NRG Energy Inc	3,851	618
PG&E Corp	41,500	579
Pinnacle West Capital Corp	2,199	197
PPL Corp	13,971	473
Public Service Enterprise Group Inc	9,430	794
Sempra	12,420	941
Southern Co/The	20,739	1,904
Vistra Corp	6,470	1,254
WEC Energy Group Inc	6,021	627

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	10,886	$741

		23,741
Total Common Stock
(Cost $193,753) ($ Thousands)		998,506

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	19,942,677	$19,943
Total Cash Equivalent
(Cost $19,943) ($ Thousands)		19,943
Total Investments in Securities — 99.8%
(Cost $213,696) ($ Thousands)		$1,018,449

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	70	Sep-2025	$21,309	$21,888	$579

Percentages are based on Net Assets of $1,020,525 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,985	$84,211	$(84,253)	$—	$—	$19,943	$586	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 2.3%
Advantage Solutions Inc *	75,788	$100
Anterix Inc *	1,325	34
ATN International Inc	5,887	96
Bandwidth Inc, Cl A *	23,114	368
Bumble Inc, Cl A *	30,612	202
Cinemark Holdings Inc	18,236	550
CuriosityStream Inc	10,730	60
Entravision Communications Corp, Cl A	28,983	67
EverQuote Inc, Cl A *	6,982	169
EW Scripps Co/The, Cl A *	34,513	102
Gambling.com Group Ltd *	20,447	243
Gogo Inc *	21,000	308
Gray Television Inc	47,860	217
IDT Corp, Cl B	2,585	177
MediaAlpha Inc, Cl A *	25,790	282
New York Times Co/The, Cl A	19,123	1,071
Nexstar Media Group Inc, Cl A	6,643	1,149
Outbrain Inc *	38,994	97
Playstudios Inc *	75,337	99
QuinStreet Inc *	38,151	614
Scholastic Corp, Cl B	13,210	277
Spok Holdings Inc	10,425	184
TEGNA Inc	102,363	1,716
Telephone and Data Systems Inc	29,044	1,033
Thryv Holdings Inc *	3,235	39
Travelzoo *	8,117	103
Yelp Inc, Cl A *	6,803	233
Ziff Davis Inc *	24,804	751

		10,341
Consumer Discretionary — 12.2%
Abercrombie & Fitch Co, Cl A *	17,907	1,484
Academy Sports & Outdoors Inc	10,506	471
Adient PLC *	49,452	962
Adtalem Global Education Inc *	27,329	3,477
American Axle & Manufacturing Holdings Inc *	74,195	303
American Eagle Outfitters Inc	166,623	1,603
American Public Education Inc *	10,260	312
America's Car-Mart Inc/TX *	1,212	68
Biglari Holdings Inc, Cl B *	838	245
Bloomin' Brands Inc	139,324	1,200
Brinker International Inc *	17,585	3,171
Brunswick Corp/DE	16,304	901
Build-A-Bear Workshop Inc	3,400	175
Cavco Industries Inc *	1,049	456
Cheesecake Factory Inc/The	5,366	336
Chegg Inc *	77,792	94
Churchill Downs Inc	10,606	1,071
Citi Trends Inc *	3,510	117
Cricut Inc, Cl A	25,994	176
Dick's Sporting Goods Inc	5,841	1,155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dillard's Inc, Cl A	238	$99
Dine Brands Global Inc	1,775	43
Domino's Pizza Inc	2,622	1,181
Dorman Products Inc *	5,851	718
EVgo Inc, Cl A *	10,450	38
Flexsteel Industries Inc	7,904	285
Genesco Inc *	6,033	119
Gentex Corp	19,804	435
GigaCloud Technology Inc, Cl A *	15,478	306
G-III Apparel Group Ltd *	22,039	494
Goodyear Tire & Rubber Co/The *	141,272	1,465
Group 1 Automotive Inc	1,386	605
Groupon Inc, Cl A *	3,326	111
Hamilton Beach Brands Holding Co, Cl A	3,445	62
Haverty Furniture Cos Inc	7,226	147
Hovnanian Enterprises Inc, Cl A *	846	88
Inspired Entertainment Inc *	5,268	43
Installed Building Products Inc	4,350	784
JAKKS Pacific Inc	4,095	85
Kontoor Brands Inc	14,955	987
La-Z-Boy Inc, Cl Z	14,481	538
Lindblad Expeditions Holdings Inc *	26,011	304
Marine Products Corp	5,118	44
Meritage Homes Corp	7,526	504
Modine Manufacturing Co *	19,121	1,883
Murphy USA Inc	1,551	631
Nathan's Famous Inc	541	60
ODP Corp/The *	28,552	518
OneSpaWorld Holdings Ltd	8,171	167
Perdoceo Education Corp	31,874	1,042
Phinia Inc	2,969	132
PlayAGS Inc *	24,083	301
Pool Corp	3,329	970
Rocky Brands Inc	2,418	54
Rush Street Interactive Inc *	12,030	179
Savers Value Village Inc *	13,000	133
Shyft Group Inc/The	3,905	49
Signet Jewelers Ltd	16,205	1,289
Solid Power Inc *	125,000	274
Standard Motor Products Inc	16,027	492
Steven Madden Ltd	13,495	324
Stoneridge Inc *	21,000	148
Stride Inc *	25,335	3,678
Superior Group of Cos Inc	7,589	78
Taylor Morrison Home Corp, Cl A *	41,813	2,568
ThredUp Inc, Cl A *	18,090	135
Travel + Leisure Co	22,725	1,173
Tri Pointe Homes Inc *	60,523	1,934
Udemy Inc *	18,572	131
Urban Outfitters Inc *	60,127	4,362
Valvoline Inc *	15,154	574
Visteon Corp *	12,794	1,194
Weyco Group Inc	3,324	110

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool Corp	17,118	$1,736
Wingstop Inc, Cl A	3,978	1,340
Xponential Fitness Inc, Cl A *	10,733	80
YETI Holdings Inc *	5,649	178

		55,179
Consumer Staples — 5.0%
Andersons Inc/The	16,256	597
BellRing Brands Inc *	23,883	1,384
Cal-Maine Foods Inc	13,531	1,348
Casey's General Stores Inc	2,898	1,479
Central Garden & Pet Co *	1,055	37
Central Garden & Pet Co, Cl A *	20,166	631
Dole PLC	40,996	574
Edgewell Personal Care Co	11,716	274
Herbalife Ltd *	19,040	164
HF Foods Group Inc *	28,495	91
Honest Co Inc/The *	20,390	104
Ingles Markets Inc, Cl A	6,915	438
Ingredion Inc	4,483	608
Lancaster Colony Corp	2,211	382
Lifeway Foods Inc *	5,201	128
MGP Ingredients Inc	3,002	90
Mission Produce Inc *	56,786	665
Natural Grocers by Vitamin Cottage Inc	7,579	297
Nature's Sunshine Products Inc *	6,744	100
Nu Skin Enterprises Inc, Cl A	27,298	218
Performance Food Group Co *	9,073	794
Pilgrim's Pride Corp	9,305	419
PriceSmart Inc	10,473	1,100
PRIMO BRANDS CORP	80,177	2,375
Sprouts Farmers Market Inc *	27,186	4,476
SunOpta Inc *	6,640	38
TreeHouse Foods Inc *	16,602	322
Turning Point Brands Inc	12,741	965
United Natural Foods Inc *	19,307	450
USANA Health Sciences Inc *	6,196	189
Village Super Market Inc, Cl A	10,147	391
Vital Farms Inc *	23,700	913
Weis Markets Inc	8,865	643

		22,684
Energy — 4.9%
Archrock Inc	20,043	498
Ardmore Shipping Corp	22,917	220
Aris Water Solutions Inc, Cl A	4,014	95
Atlas Energy Solutions Inc, Cl A	47,223	631
Berry Corp	63,553	176
BKV Corp *	4,500	109
Brookfield Infrastructure, Cl A	64,313	2,675
Cactus Inc, Cl A	13,355	584
California Resources Corp	2,900	132
ChampionX Corp	45,030	1,119
Civitas Resources Inc	16,117	444

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNX Resources Corp *	36,419	$1,227
CVR Energy Inc	7,200	193
Delek US Holdings Inc	115,675	2,450
Dorian LPG Ltd	9,811	239
Epsilon Energy Ltd	4,800	35
Excelerate Energy Inc, Cl A	19,322	567
Expro Group Holdings NV *	41,278	355
Forum Energy Technologies Inc *	6,500	127
FutureFuel Corp	12,851	50
Helmerich & Payne Inc	48,935	742
Innovex International Inc *	2,405	38
International Seaways Inc	9,627	351
Liberty Energy Inc, Cl A	496	6
Matador Resources Co	23,259	1,110
Murphy Oil Corp	26,805	603
Natural Gas Services Group Inc *	8,388	217
Northern Oil & Gas Inc	41,285	1,170
Oil States International Inc *	33,672	180
Par Pacific Holdings Inc *	9,500	252
Permian Resources Corp, Cl A	63,787	869
ProPetro Holding Corp *	1,342	8
Ranger Energy Services Inc, Cl A	8,213	98
REX American Resources Corp *	5,101	248
Riley Exploration Permian Inc	7,404	194
RPC Inc	47,004	222
SandRidge Energy Inc	17,364	188
Scorpio Tankers Inc	25,466	996
Solaris Energy Infrastructure Inc, Cl A	16,027	453
Teekay Corp	71,186	587
Teekay Tankers Ltd, Cl A	12,900	538
VAALCO Energy Inc	57,459	207
World Kinect Corp	29,259	830

		22,033
Financials — 24.0%
AFC Gamma Inc ‡	8,709	39
Alerus Financial Corp	15,259	330
Amalgamated Financial Corp	28,651	894
Associated Banc-Corp	37,428	913
Atlanticus Holdings Corp *	7,760	425
Axos Financial Inc *	19,677	1,496
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,241	1,219
Bancorp Inc/The *	23,844	1,358
Bank of NT Butterfield & Son Ltd/The	25,233	1,117
Bank7 Corp	5,514	231
BankUnited Inc	7,767	276
Bankwell Financial Group Inc	2,701	97
Bar Harbor Bankshares	3,059	92
BayCom Corp	2,736	76
BCB Bancorp Inc	7,081	60
Berkshire Hills Bancorp Inc	17,502	438
BGC Group Inc, Cl A	112,301	1,149
Bread Financial Holdings Inc	26,434	1,510

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bridgewater Bancshares Inc *	11,400	$181
Brightsphere Investment Group Inc	17,730	625
Business First Bancshares Inc	7,465	184
Camden National Corp	14,876	604
Capital Bancorp Inc	6,060	204
Capital City Bank Group Inc	1,055	42
Carter Bankshares Inc *	17,054	296
Central Pacific Financial Corp	19,573	549
Chimera Investment Corp ‡	25,043	347
City Holding Co	3,804	466
Civista Bancshares Inc	7,111	165
CNB Financial Corp/PA	13,004	297
CNO Financial Group Inc	160,194	6,180
Cohen & Steers Inc	14,907	1,123
Colony Bankcorp Inc	8,019	132
Columbia Banking System Inc	131,449	3,073
Comerica Inc	31,976	1,907
Community Trust Bancorp Inc	12,777	676
ConnectOne Bancorp Inc	27,009	626
Crawford & Co, Cl A	9,220	98
Customers Bancorp Inc *	9,335	548
Dave Inc *	5,587	1,500
Diamond Hill Investment Group Inc	2,726	396
Donegal Group Inc, Cl A	7,640	153
Donnelley Financial Solutions Inc *	16,900	1,042
Eagle Bancorp Montana Inc	3,576	60
Encore Capital Group Inc *	12,000	465
Enova International Inc *	19,454	2,170
Esquire Financial Holdings Inc	1,863	176
FactSet Research Systems Inc	2,270	1,015
Farmers National Banc Corp	2,894	40
Fidelis Insurance Holdings Ltd	33,373	553
Financial Institutions Inc	7,020	180
First American Financial Corp	8,889	546
First BanCorp/Puerto Rico	86,432	1,800
First Bank/Hamilton NJ	7,809	121
First Busey Corp	12,476	286
First Business Financial Services Inc	4,839	245
First Commonwealth Financial Corp	67,702	1,099
First Community Bankshares Inc	3,655	143
First Financial Corp/IN	7,121	386
First Horizon Corp	52,189	1,106
First Interstate BancSystem Inc, Cl A	32,106	925
First Savings Financial Group Inc	1,800	45
First Western Financial Inc *	1,850	42
FirstCash Holdings Inc	3,450	466
Five Star Bancorp	3,330	95
FNB Corp/PA	118,770	1,732
Forge Global Holdings Inc *	6,677	127
Genworth Financial Inc, Cl A *	243,853	1,897
Great Southern Bancorp Inc	6,208	365
Green Dot Corp, Cl A *	49,946	538
Guaranty Bancshares Inc/TX	7,919	336

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Insurance Group Ltd, Cl B *	21,782	$471
Hamilton Lane Inc, Cl A	7,425	1,055
Hancock Whitney Corp, Cl A	6,421	369
Hanmi Financial Corp	16,101	397
Hanover Insurance Group Inc/The, Cl A	4,742	806
HBT Financial Inc	6,978	176
HCI Group Inc	1,004	153
Heritage Insurance Holdings Inc *	13,405	334
Home Bancorp Inc	3,800	197
Home BancShares Inc/AR	47,380	1,348
HomeTrust Bancshares Inc	4,234	158
Independent Bank Corp	13,639	858
Independent Bank Corp/MI	3,090	100
International Money Express Inc *	9,449	95
Jack Henry & Associates Inc	6,906	1,244
Jackson Financial Inc, Cl A	56,258	4,995
James River Group Holdings Ltd	20,794	122
Kinsale Capital Group Inc	2,541	1,230
Lemonade Inc *	17,133	751
LendingTree Inc *	3,501	130
Lincoln National Corp	60,339	2,088
Medallion Financial Corp	10,721	102
Mercantile Bank Corp	11,607	539
Metrocity Bankshares Inc	1,491	43
MGIC Investment Corp	31,022	864
Midland States Bancorp Inc	13,742	238
MidWestOne Financial Group Inc	1,355	39
Morningstar Inc, Cl A	3,629	1,139
National Bank Holdings Corp, Cl A	21,476	808
NBT Bancorp Inc	23,474	975
NerdWallet Inc, Cl A *	29,824	327
New York Community Bancorp Inc	56,640	600
New York Mortgage Trust Inc ‡	25,565	171
NewtekOne Inc	8,372	94
NMI Holdings Inc, Cl A *	12,767	539
Northeast Community Bancorp Inc	5,860	136
Northfield Bancorp Inc	8,010	92
Northrim BanCorp Inc	4,387	409
OFG Bancorp	29,125	1,247
Old National Bancorp/IN, Cl A	251,717	5,372
Old Second Bancorp Inc	7,605	135
OppFi Inc	14,942	209
Orchid Island Capital Inc ‡	25,515	179
Orrstown Financial Services Inc	18,658	594
Pagseguro Digital Ltd, Cl A	55,510	535
Palomar Holdings Inc, Cl A *	2,857	441
Pathward Financial Inc	20,994	1,661
PCB Bancorp	5,511	116
Peoples Bancorp of North Carolina Inc	1,377	40
Pinnacle Financial Partners Inc	9,862	1,089
Piper Sandler Cos	2,757	766
Plumas Bancorp	3,064	136
Ponce Financial Group Inc *	8,262	114

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primerica Inc	3,980	$1,089
PROG Holdings Inc	24,668	724
Prosperity Bancshares Inc	16,238	1,141
RBB Bancorp	7,233	125
Red River Bancshares Inc	3,548	208
Regional Management Corp	3,022	88
Repay Holdings Corp, Cl A *	47,362	228
Republic Bancorp Inc/KY, Cl A	2,317	169
Selectquote Inc *	112,255	267
Sezzle Inc *	3,001	538
Shore Bancshares Inc	3,515	55
Sierra Bancorp	12,994	386
Silvercrest Asset Management Group Inc, Cl A	5,370	85
SiriusPoint Ltd *	9,026	184
SmartFinancial Inc	7,327	248
Southern Missouri Bancorp Inc	9,870	541
Southern States Bancshares Inc	2,070	75
Starwood Property Trust Inc ‡	36,750	738
Sunrise Realty Trust Inc ‡	3,681	39
Tompkins Financial Corp	9,589	602
TPG RE Finance Trust Inc ‡	11,689	90
Trustmark Corp	26,355	961
UMB Financial Corp	30,091	3,164
United Fire Group Inc	5,478	157
Unity Bancorp Inc	10,202	480
Universal Insurance Holdings Inc	16,484	457
Univest Financial Corp	53,980	1,622
Upstart Holdings Inc *	1,986	128
Valley National Bancorp	79,888	713
Victory Capital Holdings Inc, Cl A	18,189	1,158
Voya Financial Inc	12,706	902
Waterstone Financial Inc	2,778	38
West BanCorp Inc	8,907	175
Westamerica BanCorp	7,103	344
Wintrust Financial Corp	11,212	1,390
World Acceptance Corp *	2,048	338
Zions Bancorp NA	34,443	1,789

		108,355
Health Care — 12.5%
Abeona Therapeutics Inc *	51,460	292
Accuray Inc *	28,714	39
AdaptHealth Corp, Cl A *	54,856	517
Adaptive Biotechnologies Corp *	59,023	688
Addus HomeCare Corp *	8,642	995
ADMA Biologics Inc *	7,090	129
Alector Inc *	28,606	40
Alignment Healthcare Inc *	73,241	1,025
Alkermes PLC *	73,900	2,114
Alumis Inc *	26,423	79
Amneal Pharmaceuticals Inc *	123,788	1,001
AnaptysBio Inc *	3,550	79
ANI Pharmaceuticals Inc *	8,084	528

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ardent Health Partners Inc *	23,555	$322
ARS Pharmaceuticals Inc *	17,338	303
Avanos Medical Inc *	57,743	707
Aveanna Healthcare Holdings Inc *	100,189	524
Axogen Inc *	24,405	265
Biote Corp, Cl A *	29,430	118
Bioventus Inc, Cl A *	47,703	316
Bridgebio Pharma Inc *	71,408	3,083
CareDx Inc *	26,869	525
Catalyst Pharmaceuticals Inc *	25,304	549
Chemed Corp	2,049	998
ChromaDex Corp *	6,367	92
Coherus Biosciences Inc *	55,979	41
Collegium Pharmaceutical Inc *	34,284	1,014
Community Health Systems Inc *	14,277	49
Corcept Therapeutics Inc *	24,213	1,777
CorVel Corp *	3,651	375
Cross Country Healthcare Inc *	37,000	483
Day One Biopharmaceuticals Inc *	10,715	70
Delcath Systems Inc *	18,930	257
Edgewise Therapeutics Inc *	6,360	83
Editas Medicine Inc, Cl A *	32,927	72
Embecta Corp	6,550	63
Encompass Health Corp	21,400	2,624
Enhabit Inc *	35,045	338
Ensign Group Inc/The	10,048	1,550
Entrada Therapeutics Inc *	5,470	37
Envista Holdings Corp *	15,361	300
Evolus Inc *	10,127	93
GeneDx Holdings Corp, Cl A *	3,872	357
Globus Medical Inc, Cl A *	7,692	454
Haemonetics Corp *	8,888	663
Halozyme Therapeutics Inc *	32,410	1,686
Harmony Biosciences Holdings Inc *	14,424	456
Heron Therapeutics Inc *	32,860	68
Hims & Hers Health Inc *	19,836	989
ICU Medical Inc *	5,519	729
Inmode Ltd *	77,068	1,113
Innoviva Inc *	73,250	1,472
Integra LifeSciences Holdings Corp *	19,148	235
Intellia Therapeutics Inc *	82,843	777
iRadimed Corp	5,360	320
Ironwood Pharmaceuticals Inc, Cl A *	209,928	151
iTeos Therapeutics Inc *	12,214	122
Joint Corp/The *	9,331	108
Keros Therapeutics *	7,880	105
Kura Oncology Inc *	11,540	67
Lantheus Holdings Inc *	565	46
LeMaitre Vascular Inc	28,483	2,366
LifeMD Inc *	16,660	227
Lyell Immunopharma Inc *	6,899	61
Madrigal Pharmaceuticals Inc *	598	181
Merit Medical Systems Inc *	5,887	550

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mesa Laboratories Inc	640	$60
Monte Rosa Therapeutics Inc *	18,789	85
National Research Corp, Cl A	3,325	56
Nkarta Inc *	23,950	40
Novocure Ltd *	7,600	135
Nuvation Bio Inc *	112,996	220
Omeros Corp *	29,780	89
OptimizeRx Corp *	4,326	58
Option Care Health Inc *	25,879	841
Organogenesis Holdings Inc, Cl A *	60,131	220
Owens & Minor Inc *	56,343	513
Pacira BioSciences Inc *	26,535	634
PACS Group Inc *	25,905	335
Pediatrix Medical Group Inc *	46,876	673
Pennant Group Inc/The *	26,220	783
Perrigo Co PLC	36,085	964
Phathom Pharmaceuticals Inc *	18,686	179
Phibro Animal Health Corp, Cl A	25,737	657
Prestige Consumer Healthcare Inc, Cl A *	15,915	1,271
PTC Therapeutics Inc *	3,300	161
Puma Biotechnology Inc *	80,569	276
Quest Diagnostics Inc	6,602	1,186
QuidelOrtho Corp *	9,860	284
REGENXBIO Inc *	26,870	221
Relay Therapeutics Inc *	15,600	54
Replimune Group Inc, Cl Rights *	9,110	85
Rigel Pharmaceuticals Inc *	13,134	246
SIGA Technologies Inc	61,267	399
Soleno Therapeutics Inc *	16,086	1,348
STERIS PLC	5,459	1,311
Tactile Systems Technology Inc *	16,394	166
Talkspace Inc *	14,285	40
Tarsus Pharmaceuticals Inc *	18,414	746
Taysha Gene Therapies Inc *	28,756	66
Theravance Biopharma Inc *	4,020	44
Treace Medical Concepts Inc *	6,841	40
TruBridge Inc *	12,280	288
Twist Bioscience Corp *	9,407	346
UFP Technologies Inc *	2,086	509
UroGen Pharma Ltd *	4,810	66
US Physical Therapy Inc	13,723	1,073
Utah Medical Products Inc	2,489	142
Vanda Pharmaceuticals Inc *	26,172	124
Varex Imaging Corp *	11,839	103
Veracyte Inc *	7,287	197
Verve Therapeutics Inc *	75,012	842
Viemed Healthcare Inc *	6,315	44
Xeris Biopharma Holdings Inc *	32,222	151
XOMA Royalty Corp *	900	23
Zevra Therapeutics Inc *	18,150	160

		56,411
Industrials — 18.7%
ACCO Brands Corp	43,818	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AerSale Corp *	7,835	$47
Air Lease Corp, Cl A	25,918	1,516
Allient Inc	1,430	52
Alta Equipment Group Inc	8,555	54
American Superconductor Corp *	25,042	919
ArcBest Corp	1,175	90
Argan Inc	8,850	1,951
Astec Industries Inc	52,811	2,202
Astronics Corp *	2,643	88
Atkore Inc	27,850	1,965
Atmus Filtration Technologies Inc	35,638	1,298
AZZ Inc	4,086	386
Barrett Business Services Inc	857	36
BlueLinx Holdings Inc *	4,175	311
Boise Cascade Co	7,259	630
Booz Allen Hamilton Holding Corp, Cl A	9,427	982
Bowman Consulting Group Ltd, Cl A *	11,330	326
BrightView Holdings Inc *	24,407	406
Brookfield Business Corp, Cl A	5,244	164
BWX Technologies Inc	9,159	1,319
Byrna Technologies Inc *	1,400	43
CACI International Inc, Cl A *	2,059	982
Carlisle Cos Inc	3,274	1,223
Clean Harbors Inc *	3,922	907
Concentrix Corp	20,049	1,060
Conduent Inc *	85,941	227
CoreCivic Inc *‡	26,267	553
Costamare Inc	25,063	228
Custom Truck One Source Inc *	8,750	43
Deluxe Corp	23,907	380
Dycom Industries Inc *	6,043	1,477
Enerpac Tool Group Corp, Cl A	12,309	499
Ennis Inc	3,728	68
Enpro Inc	5,440	1,042
Enviri Corp *	39,791	345
ExlService Holdings Inc *	87,101	3,814
Fluor Corp *	8,781	450
Frontier Group Holdings Inc *	46,171	168
FTAI Aviation Ltd	2,662	306
Gates Industrial Corp PLC *	53,953	1,243
GEO Group Inc/The *	5,557	133
GFL Environmental Inc	25,709	1,297
Global Industrial Co	1,691	46
Graham Corp, Cl A *	10,734	531
Greenbrier Cos Inc/The	4,346	200
Griffon Corp	13,503	977
Heidrick & Struggles International Inc	11,138	510
Hexcel Corp, Cl A	24,167	1,365
Hudson Technologies Inc *	15,303	124
Huron Consulting Group Inc *	15,012	2,065
Hyster-Yale Inc	6,002	239
IBEX Holdings Ltd *	10,381	302
Insteel Industries Inc	4,600	171

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Interface Inc, Cl A	65,699	$1,375
ITT Inc	5,305	832
Janus International Group Inc *	106,297	865
Karat Packaging Inc	9,740	274
Kelly Services Inc, Cl A	17,158	201
Korn Ferry	14,628	1,073
Landstar System Inc	5,542	770
Limbach Holdings Inc *	551	77
Liquidity Services Inc *	4,955	117
LSI Industries Inc	9,435	161
Luxfer Holdings PLC	15,335	187
Manitowoc Co Inc/The *	19,033	229
Matrix Service Co *	3,665	50
Matson Inc	3,819	425
Mayville Engineering Co Inc *	10,000	160
MillerKnoll Inc	14,342	279
MRC Global Inc *	45,884	629
Mueller Water Products Inc, Cl A	91,594	2,202
NEXTracker Inc, Cl A *	18,000	979
Nordson Corp	5,016	1,075
nVent Electric PLC	19,849	1,454
Omega Flex Inc	1,250	40
Orion Group Holdings Inc *	15,410	140
Pangaea Logistics Solutions Ltd	18,297	86
Park Aerospace Corp	2,640	39
Park-Ohio Holdings Corp	2,501	45
Powell Industries Inc	654	138
Preformed Line Products Co	765	122
RCM Technologies Inc *	3,662	86
Regal Rexnord Corp	4,008	581
Resideo Technologies Inc *	75,257	1,660
Resources Connection Inc	18,699	100
REV Group Inc	37,853	1,801
ROCKET LAB CORP *	8,206	294
Rush Enterprises Inc, Cl A	16,708	861
Safe Bulkers Inc	35,376	128
Sensata Technologies Holding PLC	35,695	1,075
SkyWest Inc *	31,832	3,278
SPX Technologies Inc *	2,251	377
Standex International Corp	12,767	1,998
Steelcase Inc, Cl A	57,634	601
Sterling Infrastructure Inc *	5,510	1,271
Sun Country Airlines Holdings Inc *	34,236	402
Tecnoglass Inc	15,987	1,237
Terex Corp	50,427	2,354
Tetra Tech Inc	30,198	1,086
Titan International Inc *	63,385	651
Titan Machinery Inc *	16,500	327
TransUnion	11,550	1,016
Tutor Perini Corp *	33,335	1,559
UFP Industries Inc	8,535	848
UniFirst Corp/MA	5,605	1,055
V2X Inc *	8,669	421

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valmont Industries Inc	6,813	$2,225
Virco Mfg. Corp	14,152	113
Wabash National Corp	22,891	243
Watts Water Technologies Inc, Cl A	2,850	701
WESCO International Inc	13,477	2,496
Willdan Group Inc *	12,771	798
Worthington Enterprises Inc	12,362	787

		84,371
Information Technology — 9.0%
8x8 Inc *	58,725	115
ACI Worldwide Inc *	24,864	1,141
Alkami Technology Inc *	3,506	106
Alpha & Omega Semiconductor Ltd *	1,610	41
Amkor Technology Inc	4,780	100
Applied Optoelectronics Inc *	5,005	129
Arlo Technologies Inc *	6,675	113
AudioEye Inc *	5,255	61
Backblaze Inc, Cl A *	43,945	242
Badger Meter Inc	9,253	2,266
Belden Inc	8,974	1,039
Bentley Systems Inc, Cl B	22,497	1,214
BigCommerce Holdings Inc *	45,366	227
BK Technologies Corp *	784	37
Braze Inc, Cl A *	16,052	451
Cerence Inc *	8,015	82
Clear Secure Inc, Cl A	42,279	1,174
Clearfield Inc *	6,245	271
Clearwater Analytics Holdings Inc, Cl A *	4,954	109
Cognex Corp	26,830	851
Cohu Inc *	22,802	439
CommVault Systems Inc *	8,979	1,565
Consensus Cloud Solutions Inc *	4,023	93
Corsair Gaming Inc *	4,830	46
Diodes Inc *	7,757	410
EverCommerce Inc *	7,186	75
Fabrinet *	1,525	449
Hackett Group Inc/The	4,020	102
Harmonic Inc, Cl A *	82,922	785
Immersion Corp	48,259	380
Intapp Inc *	8,002	413
InterDigital Inc	1,290	289
Kimball Electronics Inc *	13,631	262
Kulicke & Soffa Industries Inc	27,213	942
Littelfuse Inc	5,805	1,316
LiveRamp Holdings Inc *	8,217	271
Lumentum Holdings Inc *	17,048	1,621
Mitek Systems Inc *	13,000	129
NETGEAR Inc *	17,298	503
NetScout Systems Inc *	9,316	231
Olo Inc, Cl A *	101,303	902
OneSpan Inc	9,381	157
Ooma Inc *	11,636	150
Open Text Corp	33,322	973

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pagaya Technologies Ltd, Cl A *	9,480	$202
PC Connection Inc	2,232	147
Photronics Inc *	129,916	2,446
Porch Group Inc *	6,390	75
Power Integrations Inc	20,823	1,164
Q2 Holdings Inc *	18,378	1,720
Red Violet Inc	6,912	340
Ribbon Communications Inc *	11,485	46
Rimini Street Inc *	57,670	217
Rogers Corp *	6,032	413
Sanmina Corp *	23,558	2,305
ScanSource Inc *	13,110	548
SEMrush Holdings Inc, Cl A *	14,561	132
Silicon Laboratories Inc *	5,373	792
Silicon Motion Technology Corp ADR	26,566	1,997
SiTime Corp *	600	128
SkyWater Technology Inc *	9,709	96
SoundThinking Inc *	4,420	58
SPS Commerce Inc *	3,426	466
TTM Technologies Inc *	39,748	1,622
Turtle Beach Corp *	7,720	107
Unisys Corp *	34,584	157
Universal Display Corp	7,507	1,160
Verint Systems Inc *	19,217	378
Viavi Solutions Inc *	71,258	718
Weave Communications Inc *	18,400	153
WM Technology Inc *	181,535	163
Xerox Holdings Corp	63,736	336

		40,358
Materials — 4.8%
AdvanSix Inc	13,783	327
Alpha Metallurgical Resources Inc *	5,920	666
Ardagh Metal Packaging SA	81,120	347
Axalta Coating Systems Ltd *	9,147	272
Cabot Corp	22,053	1,654
Caledonia Mining Corp PLC	24,626	476
Cleveland-Cliffs Inc *	228,782	1,739
Commercial Metals Co, Cl A	49,835	2,437
Constellium SE, Cl A *	9,900	132
Contango ORE Inc *	1,750	34
Flotek Industries Inc *	3,920	58
FMC Corp	46,183	1,928
Greif Inc, Cl B	1,013	70
Hudbay Minerals Inc	81,840	868
Ingevity Corp *	8,472	365
Innospec Inc	3,625	305
Intrepid Potash Inc *	1,100	39
Mativ Holdings Inc	27,278	186
Metals Acquisition Ltd, Cl A *	14,796	179
Minerals Technologies Inc	1,556	86
Myers Industries Inc	23,535	341
O-I Glass Inc, Cl I *	77,735	1,146
Perpetua Resources Corp *	4,360	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quaker Chemical Corp	7,209	$807
Ramaco Resources Inc, Cl A	3,065	40
Ramaco Resources Inc, Cl B	40	—
Ranpak Holdings Corp, Cl A *	14,885	53
Rayonier Advanced Materials Inc *	29,242	113
Reliance Inc	4,964	1,558
Royal Gold Inc, Cl A	5,888	1,047
Sensient Technologies Corp	13,100	1,291
Silgan Holdings Inc	10,633	576
SSR Mining Inc *	111,249	1,417
SunCoke Energy Inc	49,799	428
Sylvamo Corp	9,773	490
Vox Royalty Corp	29,283	92

		21,620
Real Estate — 4.6%
Agree Realty Corp ‡	12,865	940
Alexander & Baldwin Inc ‡	25,214	450
Alexander's Inc ‡	1,393	314
Apple Hospitality REIT Inc ‡	40,000	467
CBL & Associates Properties Inc ‡	2,805	71
Chatham Lodging Trust ‡	26,724	186
City Office REIT Inc ‡	22,097	118
COPT Defense Properties ‡	24,607	679
CTO Realty Growth Inc ‡	34,926	603
Cushman & Wakefield PLC *	51,481	570
DiamondRock Hospitality Co ‡	111,816	856
Diversified Healthcare Trust ‡	120,041	430
Farmland Partners Inc ‡	52,432	603
FirstService Corp	5,951	1,039
Franklin Street Properties Corp ‡	55,920	92
FrontView REIT Inc ‡	14,220	171
Highwoods Properties Inc ‡	57,800	1,797
National Storage Affiliates Trust ‡	20,601	659
NET Lease Office Properties *‡	8,243	268
Newmark Group Inc, Cl A	167,417	2,034
One Liberty Properties Inc ‡	12,116	289
Orion Office REIT Inc ‡	30,127	64
Pebblebrook Hotel Trust ‡	64,171	641
Plymouth Industrial REIT Inc ‡	20,884	335
Postal Realty Trust Inc, Cl A ‡	37,225	548
Real Brokerage Inc/The *	37,301	168
RLJ Lodging Trust ‡	83,476	608
Ryman Hospitality Properties Inc ‡	12,042	1,188
Saul Centers Inc ‡	1,482	51
Service Properties Trust ‡	112,365	269
SITE Centers Corp ‡	25,724	291
SL Green Realty Corp ‡	29,386	1,819
STAG Industrial Inc ‡	22,289	809
Terreno Realty Corp ‡	19,306	1,082
Universal Health Realty Income Trust ‡	4,480	179
Xenia Hotels & Resorts Inc ‡	18,560	233

		20,921

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.2%
Black Hills Corp, Cl A	7,169	$402
Cadiz Inc *	12,250	37
Chesapeake Utilities Corp	9,566	1,150
Genie Energy Ltd, Cl B	8,030	216
Global Water Resources Inc	4,036	41
Hawaiian Electric Industries Inc *	17,016	181
IDACORP Inc, Cl A	8,347	964
Portland General Electric Co	11,925	484
Pure Cycle Corp *	3,560	38
RGC Resources Inc	2,410	54
Southwest Gas Holdings Inc	11,201	833
Spire Inc	5,216	381
TXNM Energy Inc	4,664	263
York Water Co/The	5,550	175

		5,219
Total Common Stock
(Cost $345,662) ($ Thousands)		447,492

EXCHANGE-TRADED FUND — 0.2%

Financials — 0.2%
iShares Russell 2000 Value ETF	5,560	877

Total Exchange-Traded Fund
(Cost $854) ($ Thousands)		877

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	2,683,573	2,684
Total Cash Equivalent
(Cost $2,684) ($ Thousands)		2,684
Total Investments in Securities — 100.0%
(Cost $349,200) ($ Thousands)		$451,053

Percentages are based on Net Assets of $451,191 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	7	Sep-2025	$750	$767	$17

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,409	$114,881	$(116,606)	$—	$—	$2,684	$146	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.6%

Communication Services — 2.5%
Advantage Solutions Inc *	54,897	$72
AMC Networks Inc, Cl A *	2,539	16
ATN International Inc	6,442	105
Bumble Inc, Cl A *	33,476	221
Cinemark Holdings Inc	20,924	632
Entravision Communications Corp, Cl A	32,743	76
Gray Television Inc	59,893	271
Nexstar Media Group Inc, Cl A	1,352	234
Outbrain Inc *	25,446	63
Playstudios Inc *	59,722	78
Scholastic Corp, Cl B	16,436	345
Shutterstock Inc	2,118	40
TEGNA Inc	126,328	2,117
Telephone and Data Systems Inc	34,565	1,230
Yelp Inc, Cl A *	13,042	447
Ziff Davis Inc *	29,449	891

		6,838
Consumer Discretionary — 12.2%
Abercrombie & Fitch Co, Cl A *	21,441	1,776
Academy Sports & Outdoors Inc	15,569	698
Adient PLC *	58,605	1,140
ADT Inc	22,584	191
American Eagle Outfitters Inc	199,870	1,923
American Public Education Inc *	10,885	332
Bloomin' Brands Inc	174,465	1,502
Boyd Gaming Corp	1,650	129
Carriage Services Inc, Cl A	2,621	120
Cheesecake Factory Inc/The	6,671	418
Chegg Inc *	49,047	59
Cricut Inc, Cl A	28,137	191
Crocs Inc *	1,350	137
Dillard's Inc, Cl A	264	110
Dorman Products Inc *	7,085	869
Genesco Inc *	6,602	130
Gentex Corp	24,960	549
GigaCloud Technology Inc, Cl A *	16,175	320
G-III Apparel Group Ltd *	31,364	703
Goodyear Tire & Rubber Co/The *	182,377	1,891
Group 1 Automotive Inc	2,112	922
Guess? inc, Cl 3	4,951	60
H&R Block Inc	3,924	215
Hamilton Beach Brands Holding Co, Cl A	3,895	70
Harley-Davidson Inc, Cl A	3,084	73
Haverty Furniture Cos Inc	11,505	234
Installed Building Products Inc	5,457	984
JAKKS Pacific Inc	4,545	94
KB Home	2,939	156
La-Z-Boy Inc, Cl Z	22,932	852
Lear Corp	1,953	186
Macy's Inc	4,605	54
Mattel Inc *	9,862	194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Meritage Homes Corp	3,439	$230
Modine Manufacturing Co *	8,640	851
Murphy USA Inc	1,992	810
ODP Corp/The *	26,377	478
Perdoceo Education Corp	44,698	1,461
Phinia Inc	3,253	145
Polaris Inc	1,352	55
PVH Corp	2,153	148
Sally Beauty Holdings Inc *	7,198	67
Signet Jewelers Ltd	21,192	1,686
Steven Madden Ltd	16,869	405
Superior Group of Cos Inc	8,370	86
Taylor Morrison Home Corp, Cl A *	21,219	1,303
Travel + Leisure Co	2,620	135
Tri Pointe Homes Inc *	66,572	2,127
Upbound Group Inc	5,376	135
Urban Outfitters Inc *	20,649	1,498
Valvoline Inc *	18,504	701
Visteon Corp *	15,566	1,452
Weyco Group Inc	3,630	120
Whirlpool Corp	20,579	2,087
Winnebago Industries Inc	2,020	59
YETI Holdings Inc *	7,186	227

		33,548
Consumer Staples — 4.0%
Andersons Inc/The	19,923	732
Cal-Maine Foods Inc	16,608	1,655
Central Garden & Pet Co, Cl A *	28,443	890
Dole PLC	50,300	704
Edgewell Personal Care Co	14,445	338
Energizer Holdings Inc	8,841	178
Fresh Del Monte Produce Inc	4,000	130
Herbalife Ltd *	7,627	66
Ingles Markets Inc, Cl A	10,031	636
Ingredion Inc	7,445	1,010
Lancaster Colony Corp	2,727	471
MGP Ingredients Inc	4,924	147
Nature's Sunshine Products Inc *	8,631	128
Nu Skin Enterprises Inc, Cl A	34,056	272
Performance Food Group Co *	11,278	986
Pilgrim's Pride Corp	10,969	493
PriceSmart Inc	1,519	159
SpartanNash Co	3,171	84
Spectrum Brands Holdings Inc	1,618	86
TreeHouse Foods Inc *	21,472	417
USANA Health Sciences Inc *	7,786	238
Village Super Market Inc, Cl A	7,280	280
Weis Markets Inc	10,862	787
WK Kellogg Co	9,010	144

		11,031
Energy — 6.3%
Ardmore Shipping Corp	28,570	274

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Berry Corp	34,215	$95
Cactus Inc, Cl A	17,133	749
ChampionX Corp	16,910	420
Civitas Resources Inc	20,081	553
CNX Resources Corp *	47,089	1,586
CONSOL Energy	1,154	81
Delek US Holdings Inc	138,796	2,940
DHT Holdings Inc	7,857	85
Dorian LPG Ltd	12,232	298
Expro Group Holdings NV *	52,466	451
Forum Energy Technologies Inc *	7,600	148
FutureFuel Corp	14,483	56
Gulfport Energy Corp *	901	181
Helmerich & Payne Inc	58,191	882
HF Sinclair Corp	5,328	219
International Seaways Inc	11,894	434
Liberty Energy Inc, Cl A	10,824	124
Matador Resources Co	5,022	240
Murphy Oil Corp	36,809	828
Northern Oil & Gas Inc	19,523	554
NOV Inc	11,781	146
Oil States International Inc *	42,641	229
Patterson-UTI Energy Inc	6,225	37
Peabody Energy Corp	6,216	83
Permian Resources Corp, Cl A	81,292	1,107
ProPetro Holding Corp *	3,760	23
Ranger Energy Services Inc, Cl A	8,996	107
REX American Resources Corp *	6,351	309
RPC Inc	58,402	276
SandRidge Energy Inc	21,754	235
Scorpio Tankers Inc	33,088	1,295
Teekay Corp	42,411	350
Teekay Tankers Ltd, Cl A	15,250	636
VAALCO Energy Inc	71,716	259
World Kinect Corp	41,021	1,163

		17,453
Financials — 30.0%
AFC Gamma Inc ‡	11,718	53
Amalgamated Financial Corp	15,853	495
Apollo Commercial Real Estate Finance Inc ‡	3,529	34
Arbor Realty Trust Inc ‡	9,144	98
Associated Banc-Corp	57,102	1,393
Axis Capital Holdings Ltd	2,087	217
Axos Financial Inc *	24,344	1,851
Banco Latinoamericano de Comercio Exterior SA, Cl E	23,312	939
Bank of NT Butterfield & Son Ltd/The	33,495	1,483
Bank OZK	3,423	161
BankUnited Inc	15,276	544
Bankwell Financial Group Inc	3,001	108
Bar Harbor Bankshares	3,926	118
BCB Bancorp Inc	7,855	66

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Berkshire Hills Bancorp Inc	20,684	$518
Bread Financial Holdings Inc	32,706	1,868
Camden National Corp	2,822	115
Capital Bancorp Inc	4,303	144
Carter Bankshares Inc *	15,914	276
Cathay General Bancorp	5,210	237
Central Pacific Financial Corp	19,364	543
Chimera Investment Corp ‡	41,816	580
City Holding Co	4,824	591
Civista Bancshares Inc	7,760	180
CNB Financial Corp/PA	14,128	323
CNO Financial Group Inc	121,902	4,703
Columbia Banking System Inc	158,908	3,715
Comerica Inc	38,018	2,268
Community Trust Bancorp Inc	1,937	103
Customers Bancorp Inc *	11,487	675
Diamond Hill Investment Group Inc	922	134
Employers Holdings Inc	3,139	148
Federated Hermes Inc, Cl B	4,826	214
Fidelis Insurance Holdings Ltd	50,434	836
Financial Institutions Inc	8,799	226
First American Financial Corp	11,842	727
First BanCorp/Puerto Rico	112,941	2,353
First Bank/Hamilton NJ	8,580	133
First Busey Corp	21,540	493
First Business Financial Services Inc	4,649	236
First Commonwealth Financial Corp	89,757	1,457
First Financial Corp/IN	7,434	403
First Horizon Corp	80,549	1,708
First Interstate BancSystem Inc, Cl A	40,287	1,161
FNB Corp/PA	153,244	2,234
FS KKR Capital Corp	6,088	126
Fulton Financial Corp	8,504	153
Genworth Financial Inc, Cl A *	311,542	2,424
Golub Capital BDC Inc	6,686	98
Great Southern Bancorp Inc	951	56
Green Dot Corp, Cl A *	17,446	188
Hamilton Insurance Group Ltd, Cl B *	26,794	579
Hancock Whitney Corp, Cl A	11,937	685
Hanmi Financial Corp	21,648	534
Hanover Insurance Group Inc/The, Cl A	5,977	1,015
Home Bancorp Inc	4,600	238
Hope Bancorp Inc	11,854	127
Independent Bank Corp	16,883	1,062
Independent Bank Corp/MI	2,500	81
Invesco Mortgage Capital Inc ‡	2,613	20
Jackson Financial Inc, Cl A	69,626	6,182
James River Group Holdings Ltd	22,816	134
Ladder Capital Corp, Cl A ‡	8,286	89
Lincoln National Corp	75,049	2,597
Medallion Financial Corp	11,852	113
Mercantile Bank Corp	9,957	462
MGIC Investment Corp	46,474	1,294

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Midland States Bancorp Inc	12,988	$225
Mr Cooper Group Inc *	1,720	257
National Bank Holdings Corp, Cl A	27,080	1,018
Navient Corp	6,110	86
NCR Atleos Corp *	2,269	65
New Mountain Finance Corp	10,331	109
New York Community Bancorp Inc	65,134	690
NMI Holdings Inc, Cl A *	15,478	653
Northeast Community Bancorp Inc	6,396	149
Northrim BanCorp Inc	3,124	291
OFG Bancorp	43,432	1,859
Old National Bancorp/IN, Cl A	174,980	3,734
Orrstown Financial Services Inc	12,559	400
Pagseguro Digital Ltd, Cl A	66,804	644
Pathward Financial Inc	15,988	1,265
PCB Bancorp	6,071	127
PennantPark Investment Corp	8,318	57
PennyMac Financial Services Inc	1,019	102
Peoples Bancorp Inc/OH	2,189	67
Pinnacle Financial Partners Inc	12,502	1,380
Plumas Bancorp	3,340	149
Popular Inc	2,521	278
PROG Holdings Inc	29,228	858
Radian Group Inc	5,630	203
RBB Bancorp	7,912	136
Red River Bancshares Inc	2,837	167
Repay Holdings Corp, Cl A *	58,889	284
Rithm Capital Corp ‡	15,717	177
Sierra Bancorp	7,889	234
Silvercrest Asset Management Group Inc, Cl A	6,887	109
SiriusPoint Ltd *	11,328	231
Sixth Street Specialty Lending Inc	4,848	115
Starwood Property Trust Inc ‡	44,942	902
Synovus Financial Corp	4,258	220
TPG RE Finance Trust Inc ‡	15,049	116
Trustmark Corp	31,332	1,142
Unity Bancorp Inc	5,056	238
Universal Insurance Holdings Inc	11,988	332
Univest Financial Corp	35,201	1,057
Valley National Bancorp	109,144	975
Veritex Holdings Inc	4,540	118
Victory Capital Holdings Inc, Cl A	2,788	178
Voya Financial Inc	15,880	1,127
WaFd Inc	3,908	114
West BanCorp Inc	11,146	219
Westamerica BanCorp	9,130	442
Western Union Co/The	9,030	76
Wintrust Financial Corp	14,358	1,780
Zions Bancorp NA	45,606	2,369

		82,643
Health Care — 7.0%
AdaptHealth Corp, Cl A *	67,404	636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Addus HomeCare Corp *	4,800	$553
Alkermes PLC *	90,302	2,584
Avanos Medical Inc *	69,215	847
Collegium Pharmaceutical Inc *	37,247	1,101
Cross Country Healthcare Inc *	43,800	572
Encompass Health Corp	13,324	1,634
Envista Holdings Corp *	19,669	384
Exelixis Inc *	9,635	425
Globus Medical Inc, Cl A *	9,693	572
Haemonetics Corp *	10,202	761
Halozyme Therapeutics Inc *	4,859	253
Harmony Biosciences Holdings Inc *	21,358	675
Inmode Ltd *	92,537	1,336
Innoviva Inc *	35,801	719
Integra LifeSciences Holdings Corp *	24,285	298
Ironwood Pharmaceuticals Inc, Cl A *	12,872	9
Jazz Pharmaceuticals PLC *	2,805	298
LivaNova PLC *	2,500	113
Option Care Health Inc *	22,777	740
Organon & Co	14,356	139
Owens & Minor Inc *	50,032	455
Pacira BioSciences Inc *	29,732	711
Pediatrix Medical Group Inc *	57,388	823
Premier Inc, Cl A	6,148	135
Prestige Consumer Healthcare Inc, Cl A *	19,659	1,570
QuidelOrtho Corp *	12,604	363
SIGA Technologies Inc	32,593	212
Tactile Systems Technology Inc *	16,073	163
Vanda Pharmaceuticals Inc *	28,671	135
Varex Imaging Corp *	12,974	112

		19,328
Industrials — 14.8%
ABM Industries Inc	2,588	122
ACCO Brands Corp	70,614	253
Allison Transmission Holdings Inc	2,371	225
American Woodmark Corp *	1,186	63
Apogee Enterprises Inc	2,521	102
ArcBest Corp	2,926	225
Astec Industries Inc	62,326	2,598
Atkore Inc	35,535	2,507
BlueLinx Holdings Inc *	5,159	384
Boise Cascade Co	9,792	850
BrightView Holdings Inc *	30,114	501
Brink's Co/The	1,450	130
CACI International Inc, Cl A *	2,660	1,268
Clean Harbors Inc *	4,805	1,111
Conduent Inc *	107,320	283
CoreCivic Inc *‡	10,303	217
Costamare Inc	31,110	283
CSG Systems International Inc	2,154	141
Deluxe Corp	33,889	539
DNOW Inc *	6,500	96
Enerpac Tool Group Corp, Cl A	15,047	610

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ennis Inc	4,575	$83
Enpro Inc	7,002	1,341
Enviri Corp *	47,153	409
ExlService Holdings Inc *	18,800	823
Fluor Corp *	10,843	556
Gates Industrial Corp PLC *	79,099	1,822
Greenbrier Cos Inc/The	7,408	341
Griffon Corp	2,121	154
Heidrick & Struggles International Inc	11,439	523
Hexcel Corp, Cl A	10,644	601
Hudson Technologies Inc *	16,757	136
Huron Consulting Group Inc *	10,898	1,499
Hyster-Yale Inc	7,449	296
IBEX Holdings Ltd *	5,253	153
Interface Inc, Cl A	28,477	596
ITT Inc	6,780	1,063
Kelly Services Inc, Cl A	22,959	269
Korn Ferry	12,823	940
Luxfer Holdings PLC	9,000	110
Manitowoc Co Inc/The *	23,933	288
ManpowerGroup Inc	951	38
Matson Inc	2,183	243
MillerKnoll Inc	22,223	432
MRC Global Inc *	54,234	744
Mueller Industries Inc	1,720	137
Oshkosh Corp	2,371	269
Pangaea Logistics Solutions Ltd	20,207	95
Primoris Services Corp	2,404	187
Regal Rexnord Corp	4,820	699
Resideo Technologies Inc *	93,023	2,052
Resources Connection Inc	20,488	110
Rush Enterprises Inc, Cl A	2,054	106
Ryder System Inc	2,856	454
Safe Bulkers Inc	38,456	139
Science Applications International Corp	1,150	130
SkyWest Inc *	21,325	2,196
Standex International Corp	6,823	1,068
Steelcase Inc, Cl A	61,362	640
Sun Country Airlines Holdings Inc *	13,851	163
Terex Corp	28,057	1,310
Timken Co/The	2,054	149
Titan International Inc *	31,808	327
Tutor Perini Corp *	23,163	1,084
V2X Inc *	9,531	463
Valmont Industries Inc	3,783	1,235
Wabash National Corp	33,374	355
WESCO International Inc	8,351	1,547

		40,883
Information Technology — 8.5%
Amkor Technology Inc	13,543	284
Avnet Inc	4,158	221
Belden Inc	4,844	561
Cirrus Logic Inc *	2,255	235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clearfield Inc *	7,840	$340
Cohu Inc *	28,189	542
Diodes Inc *	9,494	502
DXC Technology Co *	6,228	95
Harmonic Inc, Cl A *	101,215	958
Immersion Corp	21,566	170
Kimball Electronics Inc *	17,013	327
Lumentum Holdings Inc *	21,795	2,072
Mitek Systems Inc *	16,000	158
NETGEAR Inc *	17,924	521
NetScout Systems Inc *	11,617	288
Open Text Corp	38,444	1,123
Photronics Inc *	162,973	3,069
Qorvo Inc *	2,150	183
Rimini Street Inc *	19,433	73
Rogers Corp *	7,256	497
Sanmina Corp *	31,593	3,091
ScanSource Inc *	17,602	736
Silicon Laboratories Inc *	6,922	1,020
Silicon Motion Technology Corp ADR	31,907	2,398
TD SYNNEX Corp	1,236	168
TTM Technologies Inc *	43,080	1,758
Unisys Corp *	37,677	171
Verint Systems Inc *	23,725	467
Viavi Solutions Inc *	86,562	872
Vontier Corp	3,360	124
Xerox Holdings Corp	79,100	417

		23,441
Materials — 5.7%
AdvanSix Inc	19,465	462
Alpha Metallurgical Resources Inc *	7,251	816
Axalta Coating Systems Ltd *	11,564	343
Cabot Corp	12,326	925
Caledonia Mining Corp PLC	10,800	209
Cleveland-Cliffs Inc *	274,014	2,083
Commercial Metals Co, Cl A	63,079	3,085
FMC Corp	54,966	2,295
Glatfelter Corp *	379	5
Greif Inc, Cl A	2,357	153
Hudbay Minerals Inc	94,091	998
Ingevity Corp *	11,953	515
Innospec Inc	4,630	389
Koppers Holdings Inc	3,289	106
Mativ Holdings Inc	29,664	202
Minerals Technologies Inc	1,715	94
NewMarket Corp	290	200
O-I Glass Inc, Cl I *	43,297	638
Rayonier Advanced Materials Inc *	42,782	165
Ryerson Holding Corp	3,155	68
Silgan Holdings Inc	13,205	716
SunCoke Energy Inc	71,375	613
Sylvamo Corp	12,231	613

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valhi Inc	1,055	$17

		15,710
Real Estate — 5.8%
Agree Realty Corp ‡	16,240	1,186
American Assets Trust Inc ‡	6,660	132
Apple Hospitality REIT Inc ‡	55,349	646
Brandywine Realty Trust ‡	7,677	33
Brixmor Property Group Inc ‡	4,061	106
Chatham Lodging Trust ‡	36,423	254
City Office REIT Inc ‡	24,403	130
COPT Defense Properties ‡	31,210	861
Cousins Properties Inc ‡	5,580	168
CTO Realty Growth Inc ‡	23,459	405
Cushman & Wakefield PLC *	60,726	672
DiamondRock Hospitality Co ‡	132,803	1,017
Diversified Healthcare Trust ‡	140,302	502
EPR Properties, Cl A ‡	3,373	197
Farmland Partners Inc ‡	29,683	342
Franklin Street Properties Corp ‡	62,045	102
Highwoods Properties Inc ‡	74,342	2,311
Kilroy Realty Corp ‡	4,005	137
Kite Realty Group Trust ‡	5,193	118
National Storage Affiliates Trust ‡	25,209	806
NET Lease Office Properties *‡	10,235	333
Newmark Group Inc, Cl A	112,158	1,363
Orion Office REIT Inc ‡	34,094	73
Outfront Media ‡	5,905	96
Paramount Group Inc ‡	4,601	28
Park Hotels & Resorts Inc ‡	8,450	86
Pebblebrook Hotel Trust ‡	78,737	787
Piedmont Office Realty Trust Inc, Cl A ‡	6,080	44
Plymouth Industrial REIT Inc ‡	25,805	414
RLJ Lodging Trust ‡	112,775	821
Sabra Health Care REIT Inc ‡	9,529	176
Service Properties Trust ‡	6,934	17
SITE Centers Corp ‡	31,784	359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
STAG Industrial Inc ‡	27,254	$989
Summit Hotel Properties Inc ‡	4,100	21
Uniti Group Inc ‡	18,117	78
Xenia Hotels & Resorts Inc ‡	22,414	282
		16,092
Utilities — 1.8%
Black Hills Corp, Cl A	9,148	513
Genie Energy Ltd, Cl B	10,147	273
Hawaiian Electric Industries Inc *	21,234	226
IDACORP Inc, Cl A	10,560	1,219
National Fuel Gas Co	3,724	315
Portland General Electric Co	18,705	760
Southwest Gas Holdings Inc	13,305	990
Spire Inc	6,660	486
UGI Corp	8,868	323
		5,105
Total Common Stock
(Cost $222,612) ($ Thousands)		272,072

EXCHANGE-TRADED FUND — 0.4%
Financials — 0.4%
iShares Russell 2000 Value ETF	6,978	1,101

Total Exchange-Traded Fund
(Cost $1,058) ($ Thousands)		1,101

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	2,500,129	2,500
Total Cash Equivalent
(Cost $2,500) ($ Thousands)		2,500
Total Investments in Securities — 99.9%
(Cost $226,170) ($ Thousands)		$275,673

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	4	Sep-2025	$428	$438	$10

Percentages are based on Net Assets of $275,869 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,908	$41,463	$(42,871)	$—	$—	$2,500	$117	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 1.1%
Bandwidth Inc, Cl A *	18,564	$295
EverQuote Inc, Cl A *	7,051	170
Gogo Inc *	11,000	161
Grindr Inc *	12,225	278
IMAX Corp *	8,441	236
Magnite Inc *	21,500	519
Marcus Corp/The	13,455	227
MediaAlpha Inc, Cl A *	17,000	186
QuinStreet Inc *	51,556	830

		2,902
Consumer Discretionary — 12.4%
Adtalem Global Education Inc *	33,812	4,302
Amer Sports Inc *	11,304	438
BJ's Restaurants Inc *	11,890	530
Brinker International Inc *	20,524	3,701
Buckle Inc/The	4,200	190
Build-A-Bear Workshop Inc	6,600	340
Burlington Stores Inc *	6,020	1,400
Cavco Industries Inc *	1,048	455
Cheesecake Factory Inc/The	4,184	262
Dorman Products Inc *	1,686	207
Dream Finders Homes, Cl A *	7,500	188
Dutch Bros Inc, Cl A *	10,032	686
Frontdoor Inc *	3,200	189
Grand Canyon Education Inc *	1,828	345
Group 1 Automotive Inc	885	386
Groupon Inc, Cl A *	10,430	349
Kontoor Brands Inc	15,260	1,007
Laureate Education Inc, Cl A *	22,950	537
Life Time Group Holdings Inc *	5,362	163
Lincoln Educational Services Corp *	11,400	263
Meritage Homes Corp	6,588	441
Modine Manufacturing Co *	12,087	1,191
National Vision Holdings Inc *	23,275	536
ODP Corp/The *	10,000	181
Ollie's Bargain Outlet Holdings Inc *	15,670	2,065
Perdoceo Education Corp	9,750	319
Pool Corp	4,110	1,198
Savers Value Village Inc *	13,000	133
Signet Jewelers Ltd	2,200	175
Solid Power *	125,000	274
Sonic Automotive Inc, Cl A	2,550	204
Standard Motor Products Inc	21,717	667
Stoneridge Inc *	22,000	155
Stride Inc *	29,771	4,322
Taylor Morrison Home Corp, Cl A *	24,852	1,526
ThredUp, Cl A *	40,526	304
TRI Pointe Homes Inc *	14,150	452
Universal Technical Institute Inc *	13,123	445
Urban Outfitters Inc *	48,793	3,539

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
XPEL Inc *	4,700	$169

		34,234
Consumer Staples — 5.6%
BellRing Brands Inc *	24,346	1,410
BJ's Wholesale Club Holdings Inc *	1,460	158
Celsius Holdings Inc *	9,422	437
Central Garden & Pet Co, Cl A *	5,500	172
Chefs' Warehouse Inc/The *	2,649	169
Church & Dwight Co Inc	14,329	1,377
J & J Snack Foods Corp	5,900	669
Mission Produce Inc *	32,810	385
Natural Grocers by Vitamin Cottage Inc	5,952	234
PriceSmart Inc	3,022	317
PRIMO BRANDS CORP	79,543	2,356
Simply Good Foods Co/The *	4,201	133
Sprouts Farmers Market Inc *	28,689	4,723
Turning Point Brands Inc	18,719	1,418
United Natural Foods Inc *	18,943	442
Vital Farms Inc *	26,413	1,017

		15,417
Energy — 2.3%
Antero Midstream Corp	24,696	468
Archrock Inc	19,729	490
Aris Water Solutions Inc, Cl A	5,287	125
BROOKFIELD INFRASTRUCTURE-A, Cl A	35,167	1,463
California Resources Corp	2,900	132
Centrus Energy Corp, Cl A *	2,450	449
CNX Resources Corp *	5,110	172
Comstock Resources Inc *	12,759	353
CVR Energy Inc	7,500	201
Excelerate Energy Inc, Cl A	19,264	565
Gulfport Energy Corp *	914	184
Kodiak Gas Services Inc	5,100	175
Magnolia Oil & Gas Corp, Cl A	11,016	248
Natural Gas Services Group Inc *	7,990	206
Newpark Resources Inc, Cl A *	21,000	179
Par Pacific Holdings Inc *	9,800	260
Solaris Energy Infrastructure Inc, Cl A	27,294	772

		6,442
Financials — 14.8%
1st Source Corp	3,772	234
Amalgamated Financial Corp	13,259	414
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,250	494
Bancorp Inc/The *	24,776	1,412
Banner Corp	4,000	257
BGC Group Inc, Cl A	109,285	1,118
Bread Financial Holdings Inc	1,035	59
Brightsphere Investment Group Inc	23,849	840
Byline Bancorp Inc	2,043	55
Camden National Corp	8,289	336
Cathay General Bancorp	1,198	55

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Central Pacific Financial Corp	15,849	$444
CNO Financial Group Inc	74,131	2,860
Community Trust Bancorp Inc	11,879	629
ConnectOne Bancorp Inc	20,908	484
Dave Inc *	7,864	2,111
Donnelley Financial Solutions Inc *	17,200	1,060
Enact Holdings Inc	1,488	55
Encore Capital Group Inc *	12,300	476
Enova International Inc *	21,877	2,440
Enterprise Financial Services Corp	4,621	255
EVERTEC Inc	1,524	55
First BanCorp/Puerto Rico	12,748	266
First Bancorp/Southern Pines NC	1,251	55
First Financial Bancorp	10,151	246
FirstCash Holdings Inc	3,500	473
Great Southern Bancorp Inc	3,000	176
Green Dot Corp, Cl A *	51,500	555
Guaranty Bancshares Inc/TX	5,300	225
Hancock Whitney Corp, Cl A	948	54
HCI Group Inc	4,197	639
Heritage Insurance Holdings Inc *	12,970	324
Horace Mann Educators Corp, Cl A	6,421	276
Kinsale Capital Group Inc	3,386	1,639
Lemonade Inc *	13,784	604
MarketAxess Holdings Inc	4,040	902
NBT Bancorp Inc	23,556	979
Nicolet Bankshares Inc	1,808	223
NMI Holdings Inc, Cl A *	1,297	55
Old National Bancorp/IN, Cl A	103,547	2,210
Old Second Bancorp Inc	3,091	55
OppFi Inc	4,963	69
Origin Bancorp Inc	7,442	266
Palomar Holdings Inc, Cl A *	7,058	1,089
Pathward Financial Inc	9,945	787
Piper Sandler Cos	2,919	811
Priority Technology Holdings *	7,105	55
Root Inc/OH, Cl A *	2,644	338
Ryan Specialty Holdings Inc, Cl A	21,684	1,474
Sezzle Inc *	7,528	1,349
SiriusPoint Ltd *	22,757	464
Skyward Specialty Insurance Group Inc *	9,755	564
SLM Corp	14,790	485
Southern Missouri Bancorp Inc	4,462	244
StoneX Group Inc *	5,845	533
Tompkins Financial Corp	9,586	601
Trustmark Corp	1,791	65
UMB Financial Corp	32,883	3,458
United Bankshares Inc/WV	1,502	55
Unity Bancorp Inc	2,429	114
Univest Financial Corp	17,479	525
Upstart Holdings Inc *	4,000	259
Victory Capital Holdings Inc, Cl A	17,393	1,107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Virtu Financial Inc, Cl A	1,766	$79

		40,890
Health Care — 15.8%
Adaptive Biotechnologies Corp *	90,924	1,059
Addus HomeCare Corp *	5,227	602
ADMA Biologics Inc *	6,975	127
Akebia Therapeutics Inc *	112,688	410
Alignment Healthcare Inc *	75,898	1,063
Amneal Pharmaceuticals Inc *	153,288	1,240
ANI Pharmaceuticals Inc *	8,091	528
Arcutis Biotherapeutics Inc *	13,467	189
ARS Pharmaceuticals Inc *	17,088	298
Avadel Pharmaceuticals *	29,500	261
Aveanna Healthcare Holdings Inc *	42,812	224
Axogen Inc *	33,161	360
BioCryst Pharmaceuticals Inc *	56,100	503
Bio-Techne Corp	23,279	1,198
Bioventus Inc, Cl A *	37,797	250
Bridgebio Pharma Inc *	81,256	3,509
CareDx Inc *	32,791	641
Catalyst Pharmaceuticals Inc *	33,464	726
Certara Inc *	75,286	881
ChromaDex Corp *	26,500	382
Cidara Therapeutics *	5,200	253
Collegium Pharmaceutical Inc *	7,385	218
Concentra Group Holdings Parent Inc	11,221	231
CONMED Corp	4,019	209
Corcept Therapeutics Inc *	32,582	2,391
CorMedix *	15,500	191
CorVel Corp *	3,859	397
Delcath Systems Inc *	20,962	285
Edgewise Therapeutics Inc *	11,786	154
Encompass Health Corp	4,432	543
Ensign Group Inc/The	1,113	172
GeneDx Holdings Corp, Cl A *	5,744	530
Globus Medical Inc, Cl A *	19,908	1,175
GRAIL Inc *	5,643	290
Halozyme Therapeutics Inc *	35,417	1,842
Hims & Hers Health Inc *	20,171	1,005
ICU Medical Inc *	5,969	789
Innoviva Inc *	44,500	894
Insmed Inc *	6,850	689
Inspire Medical Systems Inc *	1,507	196
Integer Holdings Corp *	2,031	250
Intellia Therapeutics *	82,000	769
iRhythm Technologies Inc *	3,400	523
iTeos Therapeutics Inc *	15,338	153
Kiniksa Pharmaceuticals International Plc, Cl A *	10,388	287
Lantheus Holdings Inc *	526	43
LeMaitre Vascular Inc	15,871	1,318
LifeMD Inc *	27,500	375
Ligand Pharmaceuticals Inc *	2,181	248

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lyell Immunopharma *	7,603	$67
Madrigal Pharmaceuticals Inc *	880	266
Merit Medical Systems Inc *	6,149	575
Monte Rosa Therapeutics Inc *	21,254	96
Novocure Ltd *	7,900	141
Nuvation Bio Inc *	136,261	266
Omeros Corp *	48,889	147
Option Care Health Inc *	16,367	532
Pediatrix Medical Group Inc *	16,500	237
Pennant Group Inc/The *	22,280	665
Phathom Pharmaceuticals Inc *	18,000	173
Phibro Animal Health Corp, Cl A	23,482	600
Protagonist Therapeutics Inc *	8,373	463
PTC Therapeutics Inc *	7,000	342
Relay Therapeutics Inc *	25,000	86
Repligen Corp *	11,985	1,491
Rigel Pharmaceuticals Inc *	10,321	193
Scholar Rock Holding Corp *	6,198	220
Soleno Therapeutics Inc *	20,836	1,746
Tarsus Pharmaceuticals Inc *	18,356	744
TG Therapeutics Inc *	11,002	396
Trevi Therapeutics Inc *	45,596	249
Twist Bioscience Corp *	10,746	395
UFP Technologies Inc *	2,776	678
Veracyte Inc *	15,148	409
Verve Therapeutics Inc *	57,000	640
Waystar Holding Corp *	7,631	312
Xeris Biopharma Holdings Inc *	88,855	415
XOMA Royalty Corp *	3,800	96

		43,511
Industrials — 25.5%
AAON Inc	21,576	1,591
Advanced Drainage Systems Inc	11,492	1,320
AeroVironment Inc *	2,325	662
Air Lease Corp, Cl A	5,866	343
American Superconductor Corp *	32,127	1,179
Archer Aviation Inc, Cl A *	30,454	330
Argan Inc	11,621	2,562
Armstrong World Industries Inc	1,421	231
Astronics Corp *	13,039	437
ATI Inc *	8,082	698
Atmus Filtration Technologies Inc	37,318	1,359
Axon Enterprise Inc *	3,314	2,744
AZZ Inc	6,035	570
BWX Technologies Inc	3,150	454
Comfort Systems USA Inc	396	212
Construction Partners Inc, Cl A *	6,055	644
Copart Inc *	38,798	1,904
CoreCivic Inc *‡	18,500	390
CSG Systems International Inc	4,210	275
Ducommun Inc *	3,550	293
Dycom Industries Inc *	8,819	2,155
ESCO Technologies Inc	3,214	617

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ExlService Holdings Inc *	130,146	$5,699
Exponent Inc	23,958	1,790
FTAI Aviation Ltd	2,714	312
GATX Corp	1,768	271
GEO Group *	5,400	129
Gibraltar Industries Inc *	4,265	252
Graham Corp, Cl A *	7,424	368
Great Lakes Dredge & Dock Corp *	15,500	189
Griffon Corp	13,397	970
Healthcare Services Group Inc *	22,000	331
Heidrick & Struggles International Inc	5,066	232
Huron Consulting Group Inc *	7,704	1,060
IBEX Holdings Ltd *	6,552	191
IES Holdings Inc *	1,540	456
Innodata Inc *	5,556	285
Insteel Industries Inc	4,836	180
Interface Inc, Cl A	44,823	938
Janus International Group Inc *	131,000	1,066
KARMAN HOLDINGS INC *	7,300	368
Korn Ferry	5,830	427
Kratos Defense & Security Solutions Inc *	14,812	688
Leonardo DRS Inc	15,475	719
Limbach Holdings Inc *	2,920	409
Lindsay Corp	2,066	298
Matson Inc	2,829	315
Mayville Engineering Co Inc *	10,400	166
Microvast Holdings *	74,000	269
Mueller Water Products Inc, Cl A	101,024	2,429
MYR Group Inc *	2,925	531
NEXTracker Inc, Cl A *	30,503	1,658
NuScale Power Corp *	13,000	514
Pitney Bowes Inc	48,904	534
Planet Labs PBC *	45,000	274
Power Solutions International *	4,600	298
Primoris Services Corp	2,275	177
RBC Bearings Inc *	6,417	2,469
Redwire Corp *	12,000	196
REV Group Inc	48,518	2,309
ROCKET LAB CORP *	22,585	808
Rollins Inc	35,810	2,020
Rush Enterprises Inc, Cl A	16,742	862
SkyWest Inc *	17,760	1,829
SPX Technologies Inc *	3,425	574
Steelcase Inc, Cl A	22,867	238
Sterling Infrastructure Inc *	8,274	1,909
Tecnoglass Inc	15,940	1,233
Terex Corp	30,200	1,410
Titan International Inc *	34,697	356
Titan Machinery Inc *	16,600	329
Trex Co Inc *	17,158	933
Tutor Perini Corp *	20,426	956
UL Solutions Inc, Cl A	6,614	482
VSE Corp	2,087	273

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Watsco Inc	3,827	$1,690
Watts Water Technologies Inc, Cl A	5,115	1,258
Willdan Group Inc *	15,769	986
Worthington Industries Inc	16,420	1,045
Zurn Elkay Water Solutions	7,218	264

		70,192
Information Technology — 15.3%
A10 Networks Inc	9,878	191
ACI Worldwide Inc *	28,763	1,321
ACM Research Inc, Cl A *	10,237	265
Advanced Energy Industries Inc	5,950	788
Aeva Technologies *	8,000	302
Applied Digital Corp *	22,683	228
Arlo Technologies Inc *	15,000	254
AvePoint Inc *	21,246	410
Badger Meter Inc	11,827	2,897
Bel Fuse Inc, Cl B	1,531	150
Belden Inc	5,143	596
Box Inc, Cl A *	12,300	420
Braze Inc, Cl A *	14,523	408
Calix Inc *	12,600	670
Clearwater Analytics Holdings Inc, Cl A *	6,169	135
CommScope Holding Co Inc *	47,500	393
CommVault Systems *	13,364	2,330
Credo Technology Group Holding Ltd *	9,594	888
Descartes Systems Group Inc/The *	13,749	1,398
Digi International Inc *	5,050	176
Digital Turbine Inc *	15,729	93
Domo Inc, Cl B *	19,750	276
D-Wave Quantum *	17,000	249
EPAM Systems Inc *	4,750	840
Fabrinet *	4,339	1,279
Fair Isaac Corp *	926	1,693
Freshworks Inc, Cl A *	11,000	164
HubSpot Inc *	1,434	798
Intapp Inc *	11,281	582
InterDigital Inc	3,795	851
Itron Inc *	4,695	618
JFrog Ltd *	9,100	399
Keysight Technologies Inc *	10,937	1,792
Kyndryl Holdings Inc *	14,633	614
Life360 *	6,600	431
LiveRamp Holdings Inc *	8,439	279
Lumentum Holdings Inc *	4,200	399
Mirion Technologies Inc, Cl A *	21,000	452
Monolithic Power Systems Inc	2,308	1,688
N-able Inc *	22,000	178
nLight Inc *	16,000	315
Novanta Inc *	7,959	1,026
Olo Inc, Cl A *	140,597	1,251
OneSpan Inc	16,607	277
Onto Innovation Inc *	5,900	596
OSI Systems Inc *	3,658	823

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ouster *	9,000	$218
Pagaya Technologies Ltd, Cl A *	11,250	240
Porch Group Inc *	43,196	509
Q2 Holdings Inc *	19,037	1,782
Rubrik Inc, Cl A *	6,383	572
Sanmina Corp *	4,400	430
SiTime Corp *	1,480	315
SMART Global Holdings Inc *	13,298	263
SPS Commerce Inc *	3,422	466
Synaptics Inc *	2,624	170
TTM Technologies Inc *	24,909	1,017
Tyler Technologies Inc *	4,110	2,437
Vertex Inc, Cl A *	35,672	1,261
Yext Inc *	29,500	251

		42,114
Materials — 3.1%
Balchem Corp	11,074	1,763
Carpenter Technology Corp	4,314	1,192
Constellium, Cl A *	10,000	133
Kaiser Aluminum Corp	2,400	192
Knife River Corp *	2,645	216
MP Materials Corp *	5,552	185
NewMarket Corp	630	435
O-I Glass Inc, Cl I *	64,400	949
Perpetua Resources *	13,714	167
Sealed Air Corp	4,412	137
Sensient Technologies Corp	18,050	1,778
SSR Mining Inc *	113,365	1,444

		8,591
Real Estate — 2.7%
Alexander & Baldwin Inc ‡	34,500	615
American Healthcare REIT Inc ‡	9,394	345
CareTrust REIT Inc ‡	5,265	161
COPT Defense Properties ‡	8,474	234
CoStar Group Inc *	20,037	1,611
Essential Properties Realty Trust Inc ‡	8,640	276
InvenTrust Properties Corp ‡	8,718	239
Newmark Group Inc, Cl A	87,175	1,059
Postal Realty Trust Inc, Cl A ‡	17,134	252
Real Brokerage Inc/The *	18,000	81
Sabra Health Care REIT Inc ‡	10,763	199
SL Green Realty Corp ‡	32,898	2,036
Veris Residential Inc ‡	14,959	223

		7,331
Utilities — 0.8%
Clearway Energy Inc, Cl A	5,991	181
National Fuel Gas Co	5,341	453
New Jersey Resources Corp	4,603	206
Northwest Natural Holding Co	5,819	231
Oklo, Cl A *	5,900	330
SJW Group	3,300	172
Talen Energy Corp *	1,439	418

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TXNM Energy	3,992	$225

		2,216
Total Common Stock
(Cost $227,770) ($ Thousands)		273,840

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	1,556,815	1,557
Total Cash Equivalent
(Cost $1,557) ($ Thousands)		1,557
Total Investments in Securities — 100.0%
(Cost $229,327) ($ Thousands)		$275,397

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	7	Sep-2025	$750	$767	$17

Percentages are based on Net Assets of $275,317 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,594	$56,386	$(58,423)	$—	$—	$1,557	$108	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 1.9%
Advantage Solutions Inc *	292,700	$386
Angi Inc, Cl A *	1,630	25
ATN International Inc	8,000	130
Bandwidth Inc, Cl A *	18,423	293
Bumble Inc, Cl A *	88,617	584
Cinemark Holdings Inc	78,025	2,355
Cogent Communications Holdings Inc	31	1
CuriosityStream	114,891	647
Electronic Arts Inc	2,290	366
Entravision Communications Corp, Cl A	140,000	325
EverQuote Inc, Cl A *	23,288	563
Gray Television Inc	148,659	673
IAC Inc *	3,105	116
Interpublic Group of Cos Inc/The	24,754	606
Match Group Inc	1,449	45
Nexstar Media Group Inc, Cl A	8,120	1,404
Outbrain Inc *	27,640	69
Playstudios Inc *	304,593	399
QuinStreet Inc *	10,482	169
Scholastic Corp, Cl B	11,468	241
Spok Holdings Inc	23,854	422
Take-Two Interactive Software Inc, Cl A *	206	50
TEGNA Inc	26,817	449
Telephone and Data Systems Inc	29,477	1,049
TKO Group Holdings Inc, Cl A	4,468	813
Ziff Davis Inc *	15,016	454

		12,634
Consumer Discretionary — 10.9%
Abercrombie & Fitch Co, Cl A *	22,026	1,825
Adient PLC *	72,618	1,413
Adtalem Global Education Inc *	10,912	1,388
American Eagle Outfitters Inc	240,199	2,311
American Public Education Inc *	13,996	426
Asbury Automotive Group Inc *	3,907	932
AutoNation Inc *	1,730	344
Bloomin' Brands Inc	271,540	2,338
Bright Horizons Family Solutions Inc *	1,538	190
Brinker International Inc *	18,398	3,318
Burlington Stores Inc *	12,800	2,978
Carvana Co, Cl A *	1	—
Cricut Inc, Cl A	34,092	231
Dave & Buster's Entertainment Inc *	30,440	916
Deckers Outdoor Corp *	5,964	615
Dorman Products Inc *	5,097	625
Duolingo Inc, Cl A *	735	301
Etsy Inc *	6,503	326
Genesco Inc *	22,970	452
GigaCloud Technology Inc, Cl A *	10,923	216
G-III Apparel Group Ltd *	21,132	473
Goodyear Tire & Rubber Co/The *	174,668	1,811
Grand Canyon Education Inc *	3,588	678

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Group 1 Automotive Inc	4,472	$1,953
Hamilton Beach Brands Holding Co, Cl A	10,893	195
Haverty Furniture Cos Inc	17,831	363
JAKKS Pacific Inc	8,206	171
LCI Industries	4,762	434
Lear Corp	14,502	1,377
Life Time Group Holdings Inc *	11,032	335
Lithia Motors Inc, Cl A	1,783	602
LKQ Corp	20,955	776
Modine Manufacturing Co *	42,418	4,178
Murphy USA Inc	4,244	1,727
ODP Corp/The *	39,352	714
Ollie's Bargain Outlet Holdings Inc *	21,451	2,827
OneSpaWorld Holdings Ltd	24,468	499
Perdoceo Education Corp	25,338	828
Phinia Inc	1,758	78
PlayAGS Inc *	34,259	428
Pool Corp	13,752	4,008
Signet Jewelers Ltd	16,047	1,277
Skechers USA Inc, Cl A *	1,173	74
Solid Power Inc *	131,578	288
Standard Motor Products Inc	15,126	465
Stride Inc *	23,565	3,421
Sturm Ruger & Co Inc	7,455	268
Super Group SGHC Ltd	147,047	1,613
Taylor Morrison Home Corp, Cl A *	57,932	3,558
ThredUp Inc, Cl A *	73,738	552
Tri Pointe Homes Inc *	25,678	820
Universal Technical Institute Inc *	34,770	1,178
Urban Outfitters Inc *	94,760	6,874
Vail Resorts Inc	7,682	1,207
Visteon Corp *	10,843	1,012
Whirlpool Corp	32,370	3,283
Williams-Sonoma Inc	3,405	556
Winmark Corp	1,329	502

		72,548
Consumer Staples — 5.4%
BellRing Brands Inc *	10,378	601
BJ's Wholesale Club Holdings Inc *	8,074	871
Calavo Growers Inc	7,437	198
Cal-Maine Foods Inc	23,415	2,333
Casey's General Stores Inc	3,155	1,610
Central Garden & Pet Co, Cl A *	19,370	606
Church & Dwight Co Inc	6,627	637
Coca-Cola Consolidated Inc	10,090	1,126
Darling Ingredients Inc *	16,819	638
Dollar Tree Inc *	13,429	1,330
Fresh Del Monte Produce Inc	22,329	724
Freshpet Inc *	412	28
Honest Co Inc/The *	80,084	408
Ingles Markets Inc, Cl A	9,818	622
Ingredion Inc	10,592	1,436
J & J Snack Foods Corp	7,030	797

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
John B Sanfilippo & Son Inc	5,357	$339
Kroger Co/The	6,156	442
Mission Produce Inc *	17,158	201
Nature's Sunshine Products Inc *	10,000	148
Nu Skin Enterprises Inc, Cl A	145,169	1,160
Oil-Dri Corp of America	5,000	295
Performance Food Group Co *	5,000	437
Pilgrim's Pride Corp	68,561	3,084
PriceSmart Inc	12,015	1,262
PRIMO BRANDS CORP	85,118	2,521
Seneca Foods Corp, Cl A *	315	32
SpartanNash Co	8,000	212
Spectrum Brands Holdings Inc	18,071	958
Sprouts Farmers Market Inc *	29,819	4,909
Turning Point Brands Inc	4,194	318
Universal Corp/VA	18,077	1,053
US Foods Holding Corp *	10,313	794
USANA Health Sciences Inc *	14,731	450
Village Super Market Inc, Cl A	16,517	636
Vital Farms Inc *	26,565	1,023
Weis Markets Inc	25,532	1,851

		36,090
Energy — 3.9%
Archrock Inc	23,010	571
Berry Corp	79,182	219
BROOKFIELD INFRASTRUCTURE-A, Cl A	23,500	978
ChampionX Corp	14,821	368
CNX Resources Corp *	89,785	3,024
Coterra Energy Inc	5,062	129
Delek US Holdings Inc	259,821	5,503
DHT Holdings Inc	83,305	901
Diamondback Energy Inc, Cl A	9,885	1,358
DT Midstream Inc	11,225	1,234
Exxon Mobil Corp	5,528	596
Forum Energy Technologies Inc *	9,965	194
Golar LNG Ltd	5,175	213
Gulfport Energy Corp *	4,184	842
International Seaways Inc	20,216	738
Marathon Petroleum Corp	7,296	1,212
Natural Gas Services Group Inc *	11,628	300
Oil States International Inc *	261,508	1,402
Par Pacific Holdings Inc *	16,071	426
Ranger Energy Services Inc, Cl A	56,127	670
Scorpio Tankers Inc	15,486	606
TechnipFMC PLC	14,605	503
Teekay Corp	107,083	883
Teekay Tankers Ltd, Cl A	19,615	818
Viper Energy Inc, Cl A	24,528	935
Whitecap Resources Inc, Cl Common Subs. Receipt	105,608	708
World Kinect Corp	17,218	488

		25,819

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 22.6%
1st Source Corp	7,047	$437
AFC Gamma Inc ‡	46,740	209
Affiliated Managers Group Inc	2,761	543
Allstate Corp/The	990	199
American Financial Group Inc/OH	5,861	740
Ameriprise Financial Inc	92	49
Arch Capital Group Ltd	10,008	911
Axos Financial Inc *	48,113	3,659
Banc of California Inc	23,591	332
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	1,990
Bancorp Inc/The *	4,263	243
Bank of NT Butterfield & Son Ltd/The	10,000	443
Bank OZK	31,830	1,498
BankUnited Inc	12,225	435
Bar Harbor Bankshares	7,400	222
BCB Bancorp Inc	39,176	330
BGC Group Inc, Cl A	259,952	2,659
Bread Financial Holdings Inc	28,428	1,624
Camden National Corp	13,080	531
Capital City Bank Group Inc	9,652	380
Carter Bankshares Inc *	52,069	903
Central Pacific Financial Corp	24,027	674
City Holding Co	1,207	148
Civista Bancshares Inc	27,268	633
CNB Financial Corp/PA	51,963	1,188
CNO Financial Group Inc	221,834	8,558
Columbia Banking System Inc	281,667	6,585
Comerica Inc	58,983	3,518
Community Trust Bancorp Inc	21,646	1,146
Credit Acceptance Corp, Cl A *	1,143	582
Customers Bancorp Inc *	12,467	732
Dave Inc *	5,016	1,346
Diamond Hill Investment Group Inc	2,001	291
Donegal Group Inc, Cl A	10,385	208
Donnelley Financial Solutions Inc *	38	2
Eagle Bancorp Inc	21,162	412
Eastern Bankshares Inc	10,477	160
eHealth Inc *	164,193	714
Employers Holdings Inc	17,888	844
Enact Holdings Inc	19,902	739
Enova International Inc *	9,200	1,026
Enstar Group Ltd *	314	106
Essent Group Ltd	12,397	753
Euronet Worldwide Inc *	9,825	996
Everest Group Ltd	6,060	2,060
EVERTEC Inc	3,220	116
Financial Institutions Inc	80,765	2,074
First American Financial Corp	3,200	196
First Citizens BancShares Inc/NC, Cl A	599	1,172
First Commonwealth Financial Corp	211,820	3,438
First Community Bankshares Inc	66,479	2,604

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Interstate BancSystem Inc, Cl A	51,000	$1,470
First Merchants Corp	43,616	1,671
FirstCash Holdings Inc	3,044	411
FNB Corp/PA	494,669	7,212
GCM Grosvenor Inc, Cl A	41,527	480
Genworth Financial Inc, Cl A *	191,151	1,487
Global Payments Inc	1,009	81
Great Southern Bancorp Inc	12,053	709
Green Dot Corp, Cl A *	82,508	889
Hamilton Lane Inc, Cl A	9,000	1,279
Hanmi Financial Corp	19,000	469
Hanover Insurance Group Inc/The, Cl A	11,282	1,917
Heritage Insurance Holdings Inc *	1,664	42
HomeTrust Bancshares Inc	4,975	186
Horace Mann Educators Corp, Cl A	27,443	1,179
Independent Bank Corp/MI	12,857	417
Jackson Financial Inc, Cl A	116,814	10,372
James River Group Holdings Ltd	86,914	509
Janus Henderson Group PLC	8,824	343
KeyCorp	39,921	695
Kinsale Capital Group Inc	7,212	3,490
Lincoln National Corp	196,470	6,798
MarketAxess Holdings Inc	6,390	1,427
Merchants Bancorp/IN	7,760	257
Mid Penn Bancorp Inc	14,339	404
MidWestOne Financial Group Inc	30,180	868
Mr Cooper Group Inc *	9,834	1,467
New York Community Bancorp Inc	85,952	911
NMI Holdings Inc, Cl A *	16,031	676
OFG Bancorp	5,041	216
Old National Bancorp/IN, Cl A	376,536	8,035
Orrstown Financial Services Inc	9,304	296
Oscar Health Inc, Cl A *	13,908	298
Pacific Premier Bancorp Inc	53,049	1,119
Pagseguro Digital Ltd, Cl A	88,818	856
Palomar Holdings Inc, Cl A *	2,542	392
Paymentus Holdings Inc, Cl A *	33,399	1,094
PCB Bancorp	11,293	237
PJT Partners Inc, Cl A	11,892	1,962
Popular Inc	11,261	1,241
Preferred Bank/Los Angeles CA	13,055	1,130
PROG Holdings Inc	32,545	955
Reinsurance Group of America Inc, Cl A	7,938	1,575
RenaissanceRe Holdings Ltd	4,308	1,046
Repay Holdings Corp, Cl A *	187,685	905
Republic Bancorp Inc/KY, Cl A	17,019	1,244
Ryan Specialty Holdings Inc, Cl A	44,653	3,036
Selective Insurance Group Inc	19,688	1,706
Sezzle Inc *	2,018	362
Sierra Bancorp	17,491	519
SmartFinancial Inc	6,754	228
Starwood Property Trust Inc ‡	30,266	607
StoneX Group Inc *	6,826	622

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tompkins Financial Corp	10,960	$688
UMB Financial Corp	4,727	497
United Fire Group Inc	5,332	153
Unity Bancorp Inc	8,776	413
Universal Insurance Holdings Inc	24,324	675
Upstart Holdings Inc *	12,128	784
Victory Capital Holdings Inc, Cl A	12,400	790
Westamerica BanCorp	22,421	1,086
Zions Bancorp NA	112,705	5,854

		150,095
Health Care — 10.9%
AdaptHealth Corp, Cl A *	25,576	241
Adaptive Biotechnologies Corp *	60,187	701
Addus HomeCare Corp *	2,103	242
ADMA Biologics Inc *	37,512	683
Agios Pharmaceuticals Inc *	17,094	569
Akero Therapeutics Inc *	449	24
Alignment Healthcare Inc *	16,910	237
Alkermes PLC *	84,312	2,412
Amphastar Pharmaceuticals Inc *	7,674	176
AngioDynamics Inc *	43,207	429
ANI Pharmaceuticals Inc *	15,423	1,006
Ascendis Pharma A/S ADR *	886	153
Avanos Medical Inc *	87,068	1,066
BioCryst Pharmaceuticals Inc *	25,253	226
Biohaven Ltd *	104	1
Bio-Techne Corp	3,164	163
Bioventus Inc, Cl A *	82,873	549
Blueprint Medicines Corp *	12,210	1,565
Bridgebio Pharma Inc *	48,464	2,093
CareDx Inc *	24,845	485
Catalyst Pharmaceuticals Inc *	32,000	694
Cencora Inc, Cl A	1,787	536
Centene Corp *	50,695	2,752
Certara Inc *	70,805	828
Charles River Laboratories International Inc *	7,525	1,142
Chemed Corp	4,729	2,303
ChromaDex Corp *	51,935	748
Collegium Pharmaceutical Inc *	111,455	3,296
Concentra Group Holdings Parent Inc	13,796	284
Corcept Therapeutics Inc *	19,635	1,441
CorMedix Inc *	35,270	434
CorVel Corp *	9,396	966
Crinetics Pharmaceuticals Inc *	3,206	92
Cross Country Healthcare Inc *	82,151	1,072
Delcath Systems Inc *	12,787	174
Doximity Inc, Cl A *	13,187	809
Encompass Health Corp	19,928	2,444
Enovis Corp *	5,518	173
Ensign Group Inc/The	4,885	754
Establishment Labs Holdings Inc *	6,153	263
Eton Pharmaceuticals Inc *	31,343	447

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GeneDx Holdings Corp, Cl A *	2,551	$235
Globus Medical Inc, Cl A *	16,081	949
Halozyme Therapeutics Inc *	10,419	542
Harmony Biosciences Holdings Inc *	9,936	314
HealthEquity Inc *	7,716	808
HealthStream Inc	38,270	1,059
Hims & Hers Health Inc *	35,686	1,779
ICON PLC *	5,210	758
ICU Medical Inc *	5,669	749
IDEXX Laboratories Inc *	458	246
Incyte Corp *	3,300	225
Inmode Ltd *	95,675	1,382
Insmed Inc *	556	56
Intellia Therapeutics Inc *	23,530	221
iRadimed Corp	5,415	324
iTeos Therapeutics Inc *	44,109	440
Jazz Pharmaceuticals PLC *	7,203	764
Kiniksa Pharmaceuticals International Plc, Cl A *	31,021	858
KORU Medical Systems Inc *	122,437	438
LeMaitre Vascular Inc	14,819	1,231
LifeStance Health Group Inc *	38,834	201
Ligand Pharmaceuticals Inc *	7,082	805
Madrigal Pharmaceuticals Inc *	733	222
Masimo Corp *	3,863	650
Medpace Holdings Inc *	4,872	1,529
Merit Medical Systems Inc *	3,450	322
Mettler-Toledo International Inc *	411	483
Monte Rosa Therapeutics Inc *	48,077	217
Multiplan Corp *	12,907	582
National HealthCare Corp	4,888	523
Neurocrine Biosciences Inc *	6,973	876
Omeros Corp *	56,338	169
OmniAB Inc *	11,714	—
Owens & Minor Inc *	48,973	446
Pacira BioSciences Inc *	35,375	845
Pediatrix Medical Group *	104,671	1,502
Pennant Group Inc/The *	38,519	1,150
Penumbra Inc *	1,427	366
Phibro Animal Health Corp, Cl A	66,898	1,709
Prestige Consumer Healthcare Inc, Cl A *	23,628	1,887
Protalix BioTherapeutics Inc *	272,942	404
PTC Therapeutics Inc *	12,404	606
Relay Therapeutics Inc *	129,668	449
Repligen Corp *	21,366	2,657
Revvity Inc	12,707	1,229
Rigel Pharmaceuticals Inc *	25,557	479
Select Medical Holdings Corp	17,097	259
SIGA Technologies Inc	30,864	201
Supernus Pharmaceuticals Inc *	8,694	274
Surmodics Inc *	8,423	250
Teleflex Inc	3,980	471
Tenet Healthcare Corp *	367	65

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Theravance Biopharma Inc *	30,242	$334
UFP Technologies Inc *	3,555	868
United Therapeutics Corp *	2,841	816
Vanda Pharmaceuticals Inc *	83,894	396
Verve Therapeutics Inc *	36,363	408
WaVe Life Sciences Ltd *	14,673	95

		72,796
Industrials — 18.6%
A O Smith Corp	4,400	289
AAON Inc	41,574	3,066
ABM Industries Inc	5,830	275
ACCO Brands Corp	178,373	639
Acuity Brands Inc	2,320	692
Advanced Drainage Systems Inc	18,419	2,116
AECOM	13,579	1,533
AeroVironment Inc *	684	195
American Superconductor Corp *	32,857	1,206
Apogee Enterprises Inc	8,561	348
Applied Industrial Technologies Inc, Cl A	8,919	2,073
Astec Industries Inc	131,649	5,488
Atkore Inc	20,074	1,416
Axon Enterprise Inc *	10,899	9,024
Barrett Business Services Inc	8,704	363
Boise Cascade Co	4,228	367
Brink's Co/The	1,514	135
Broadridge Financial Solutions Inc	1,700	413
Builders FirstSource Inc *	592	69
BWX Technologies Inc	11,200	1,613
CACI International Inc, Cl A *	1,073	511
Casella Waste Systems Inc, Cl A *	5,000	577
CBIZ Inc *	5,959	427
CECO Environmental Corp *	7,699	218
Cintas Corp	3,914	872
Clean Harbors Inc *	7,022	1,623
Conduent Inc *	108,036	285
Construction Partners Inc, Cl A *	5,914	629
Copart Inc *	37,173	1,824
CRA International Inc	3,432	643
CSG Systems International Inc	16,685	1,090
CSW Industrials Inc	1,824	523
Curtiss-Wright Corp	4,583	2,239
Donaldson Co Inc, Cl A	7,015	486
Ducommun Inc *	8,335	689
Dycom Industries Inc *	5,336	1,304
EMCOR Group Inc	6,605	3,533
EnerSys	5,874	504
Esab Corp	9,486	1,144
ExlService Holdings Inc *	173,942	7,617
Exponent Inc	24,310	1,816
Federal Signal Corp	6,434	685
Fluor Corp *	10,867	557
Franklin Covey Co *	648	15
FTI Consulting Inc *	6,375	1,030

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genpact Ltd	12,264	$540
Gorman-Rupp Co/The	13,217	485
Graham Corp, Cl A *	4,517	224
GXO Logistics Inc *	19,490	949
Heidrick & Struggles International Inc	5,115	234
Hub Group Inc, Cl A	4,655	156
Hudson Technologies Inc *	26,350	214
Huron Consulting Group Inc *	1,476	203
Hyster-Yale Inc	10,524	419
IBEX Holdings Ltd *	6,935	202
IDEX Corp	4,000	702
Interface Inc, Cl A	18,117	379
Kadant Inc	686	218
Kelly Services Inc, Cl A	46,228	541
Kforce Inc	10,057	414
L3Harris Technologies Inc	2,036	511
Landstar System Inc	6,348	882
Limbach Holdings Inc *	4,412	618
LSI Industries Inc	2,442	42
Luxfer Holdings PLC	23,229	283
Manitowoc Co Inc/The *	77,468	931
Miller Industries Inc/TN	23,991	1,067
Moog Inc, Cl A	2,744	497
MRC Global Inc *	14,327	196
MSA Safety Inc	10,698	1,792
Mueller Industries Inc	21,083	1,675
MYR Group Inc *	2,348	426
National Presto Industries Inc	7,176	703
NEXTracker Inc, Cl A *	7,505	408
Old Dominion Freight Line Inc, Cl A	858	139
OPENLANE Inc *	44,707	1,093
Park Aerospace Corp	3,346	49
Powell Industries Inc	1,117	235
Primoris Services Corp	12,168	948
RB Global Inc	9,026	958
RBC Bearings Inc *	11,906	4,581
Resideo Technologies Inc *	96,594	2,131
Rollins Inc	37,475	2,114
Rush Enterprises Inc, Cl A	21,083	1,086
RXO Inc *	24,752	389
Ryder System Inc	1,440	229
Science Applications International Corp	10,962	1,234
Simpson Manufacturing Co Inc	7,500	1,165
SkyWest Inc *	36,792	3,788
SPX Technologies Inc *	1,464	245
Standex International Corp	342	54
Steelcase Inc, Cl A	28,438	297
Sterling Infrastructure Inc *	3,328	768
Sun Country Airlines Holdings Inc *	41,789	491
Tennant Co	12,618	978
Terex Corp	24,050	1,123
Tetra Tech Inc	80,185	2,883
Titan International Inc *	63,841	656

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toro Co/The	2,800	$198
Trex Co Inc *	39,905	2,170
Tutor Perini Corp *	46,323	2,167
UFP Industries Inc	12,819	1,274
United Rentals Inc	2,292	1,727
Vicor Corp *	5,075	230
Wabash National Corp	68,273	726
Watsco Inc	5,666	2,502
WESCO International Inc	25,624	4,746
Willdan Group Inc *	11,427	714
XPO Inc *	5,668	716
Xylem Inc/NY	4,342	562

		123,438
Information Technology — 13.8%
A10 Networks Inc	92,771	1,795
ACI Worldwide Inc *	40,617	1,865
ADTRAN Holdings Inc *	26,845	241
Agilysys Inc *	283	32
Amkor Technology Inc	28,193	592
ANSYS Inc *	2,600	913
Appfolio Inc, Cl A *	2,459	566
Arista Networks Inc *	5,292	541
Arlo Technologies Inc *	49,791	844
Arrow Electronics Inc, Cl A *	11,734	1,495
Axcelis Technologies Inc *	9,058	631
Badger Meter Inc	6,930	1,697
Bel Fuse Inc, Cl B	940	92
Blackbaud Inc, Cl A *	8,204	527
Blend Labs Inc, Cl A *	115,999	383
Cadence Design Systems Inc *	61	19
Calix Inc *	3,602	192
Cirrus Logic Inc *	2,093	218
Clearfield Inc *	16,240	705
Clearwater Analytics Holdings Inc, Cl A *	8,764	192
Climb Global Solutions Inc	3,000	321
CommVault Systems Inc *	19,305	3,365
Credo Technology Group Holding Ltd *	14,506	1,343
Descartes Systems Group Inc/The *	11,740	1,193
Diebold Nixdorf Inc *	7,000	388
Diodes Inc *	15,000	793
Domo Inc, Cl B *	42,101	588
Entegris Inc	14,246	1,149
EPAM Systems Inc *	4,382	775
ePlus Inc *	4,200	303
Expensify Inc, Cl A *	117,084	303
F5 Inc, Cl A *	753	222
Fabrinet *	6,086	1,793
Fair Isaac Corp *	2,251	4,115
Gartner Inc *	1,518	614
GoDaddy Inc, Cl A *	2,922	526
Hackett Group Inc/The	37,239	947
Ichor Holdings Ltd *	10,411	204
Immersion Corp	52,599	414

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insight Enterprises Inc *	4,865	$672
Intapp Inc *	8,689	449
IonQ Inc *	8,307	357
Itron Inc *	6,671	878
Jabil Inc	1,355	296
Kaltura Inc *	302,986	609
Keysight Technologies Inc *	17,635	2,890
Kimball Electronics Inc *	34,093	656
Kyndryl Holdings Inc *	16,151	678
Lattice Semiconductor Corp *	14,532	712
LiveRamp Holdings Inc *	21,398	707
MACOM Technology Solutions Holdings Inc *	5,112	732
Manhattan Associates Inc *	9,824	1,940
Monolithic Power Systems Inc	3,490	2,553
NETGEAR Inc *	28,228	821
Novanta Inc *	7,973	1,028
Olo Inc, Cl A *	129,288	1,151
ON Semiconductor Corp *	20,670	1,083
OneSpan Inc	16,696	279
Open Text Corp	94,592	2,762
OSI Systems Inc *	3,229	726
Palo Alto Networks Inc *	1,425	292
PC Connection Inc	4,600	303
Pegasystems Inc	4,344	235
Photronics Inc *	246,530	4,642
Plexus Corp *	5,600	758
Progress Software Corp	5,788	369
Q2 Holdings Inc *	27,295	2,555
Rambus Inc *	12,784	818
Rimini Street Inc *	136,732	515
RingCentral Inc, Cl A *	773	22
Sanmina Corp *	35,674	3,490
Sapiens International Corp NV	14,676	429
ScanSource Inc *	6,359	266
Semtech Corp *	9,725	439
Silicon Motion Technology Corp ADR	58,394	4,389
SPS Commerce Inc *	13,833	1,883
Super Micro Computer Inc *	7,371	361
Synopsys Inc *	2,761	1,415
Teledyne Technologies Inc *	3,970	2,034
Teradyne Inc	11,312	1,017
TTM Technologies Inc *	43,059	1,758
Tyler Technologies Inc *	6,745	3,999
Ubiquiti Inc	597	246
Unisys Corp *	92,866	421
Vertex Inc, Cl A *	58,822	2,078
Wix.com Ltd *	3,768	597
Xerox Holdings Corp	56,499	298
Xperi Inc *	97,906	774
Yext Inc *	31,811	270

		91,548
Materials — 5.4%
AdvanSix Inc	22,534	535

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alamos Gold Inc, Cl A	40,996	$1,089
Albemarle Corp	3,497	219
Alpha Metallurgical Resources Inc *	1,566	176
Ashland Inc	2,600	131
Avery Dennison Corp	2,472	434
Axalta Coating Systems Ltd *	43,024	1,277
Balchem Corp	22,075	3,514
Caledonia Mining Corp PLC	18,054	349
Carpenter Technology Corp	7,316	2,022
Century Aluminum Co *	27,215	490
Cleveland-Cliffs Inc *	138,575	1,053
Coeur Mining Inc *	135,493	1,201
Commercial Metals Co, Cl A	149,739	7,324
Crown Holdings Inc	288	30
Flotek Industries Inc *	27,389	404
FMC Corp	138,073	5,765
Fortitude Gold Corp	40,846	146
Hawkins Inc	53	8
Hudbay Minerals Inc	25,685	273
Materion Corp	9,421	748
Mativ Holdings Inc	79,389	541
NewMarket Corp	1,035	715
Nutrien Inc	20,625	1,201
Packaging Corp of America	2,600	490
PERIMETER SOLUTIONS INC *	51,783	721
Reliance Inc	1	—
Royal Gold Inc, Cl A	2,923	520
Silgan Holdings Inc	36,596	1,983
SSR Mining Inc *	165,342	2,106
Sylvamo Corp	3,135	157

		35,622
Real Estate — 4.2%
Alexander's Inc ‡	5,017	1,130
Camden Property Trust ‡	1,775	200
CBL & Associates Properties Inc ‡	25,547	649
Centerspace ‡	14,377	865
City Office REIT Inc ‡	42,918	229
Compass Inc, Cl A *	40,615	255
CoStar Group Inc *	37,810	3,040
Cousins Properties Inc ‡	12,266	368
DiamondRock Hospitality Co ‡	90,000	689
Diversified Healthcare Trust ‡	148,679	532
EastGroup Properties Inc ‡	12,917	2,159
FRP Holdings Inc *	9,150	246
Gaming and Leisure Properties Inc ‡	66,751	3,116
Gladstone Commercial Corp ‡	24,848	356
Highwoods Properties Inc ‡	190,959	5,937
Howard Hughes Holdings Inc *	1,339	90
Independence Realty Trust Inc ‡	67,618	1,196
Invitation Homes Inc ‡	23,648	776
NET Lease Office Properties *‡	9,119	297
Newmark Group Inc, Cl A	155,846	1,894
NNN REIT Inc ‡	6,380	276

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
One Liberty Properties Inc ‡	20,367	$486
Paramount Group Inc ‡	26,000	159
Regency Centers Corp ‡	1,254	89
Ryman Hospitality Properties Inc ‡	2,324	229
Saul Centers Inc ‡	8,238	281
SL Green Realty Corp ‡	13,083	810
Summit Hotel Properties Inc ‡	48,427	247
Sun Communities Inc ‡	1,400	177
Universal Health Realty Income Trust ‡	19,440	777
Ventas Inc ‡	7,436	470

		28,025
Utilities — 1.4%
Consolidated Water Co Ltd	5,700	171
Hawaiian Electric Industries Inc *	22,000	234
IDACORP Inc, Cl A	10,885	1,257
Middlesex Water Co	8,501	461
National Fuel Gas Co	4,574	387
Northwest Natural Holding Co	5,083	202
NRG Energy Inc	2,534	407
Otter Tail Corp	12,442	959
Portland General Electric Co	37,713	1,532
Southwest Gas Holdings Inc	26,816	1,995
UGI Corp	12,497	455
Unitil Corp	12,924	674

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
York Water Co/The	15,206	$480

		9,214
Total Common Stock
(Cost $375,334) ($ Thousands)		657,829
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	5,128,610	5,129
Total Cash Equivalent
(Cost $5,129) ($ Thousands)		5,129
Total Investments in Securities — 99.8%
(Cost $380,463) ($ Thousands)		$662,958

Percentages are based on Net Assets of $664,295 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	8	Sep-2025	$859	$877	$18
S&P Mid Cap 400 Index E-MINI	3	Sep-2025	920	938	18
			$1,779	$1,815	$36

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,349	$155,591	$(159,811)	$—	$—	$5,129	$265	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 2.5%
Charter Communications Inc, Cl A *	978	$400
Electronic Arts Inc	3,434	548
Fox Corp, Cl B	1,530	79
Iridium Communications Inc	5,470	165
Nexstar Media Group Inc, Cl A	620	107
Omnicom Group Inc	835	60
Pinterest Inc, Cl A *	1,780	64
Roku Inc, Cl A *	1,210	106
Trade Desk Inc/The, Cl A *	3,050	220

		1,749
Consumer Discretionary — 9.8%
Advance Auto Parts Inc	1,000	46
Amer Sports Inc *	3,810	148
Aramark	6,428	269
Bath & Body Works Inc	2,956	89
Birkenstock Holding PLC *	1,684	83
BorgWarner Inc	3,660	123
Burlington Stores Inc *	403	94
Carnival Corp *	4,972	140
Carvana Co, Cl A *	444	150
Chipotle Mexican Grill Inc, Cl A *	2,200	123
Columbia Sportswear Co	2,613	160
Coupang Inc, Cl A *	4,380	131
Darden Restaurants Inc	1,940	423
Deckers Outdoor Corp *	3,168	326
Duolingo Inc, Cl A *	240	98
Expedia Group Inc	2,195	370
Five Below Inc *	790	104
Gap Inc/The	7,500	164
Garmin Ltd	700	146
Gentex Corp	6,365	140
Grand Canyon Education Inc *	2,635	498
Hasbro Inc	3,735	276
Lennar Corp, Cl A	1,440	159
Lennar Corp, Cl B	1,585	167
LKQ Corp	7,278	269
Norwegian Cruise Line Holdings Ltd *	9,170	186
NVR Inc *	10	74
RH *	370	70
Ross Stores Inc	1,850	236
Royal Caribbean Cruises Ltd	850	266
Tapestry Inc	3,540	311
Texas Roadhouse Inc, Cl A	531	99
TopBuild Corp *	300	97
Ulta Beauty Inc *	110	51
Valvoline Inc *	6,272	237
Williams-Sonoma Inc	720	118
YETI Holdings Inc *	2,340	74
Yum! Brands Inc	2,413	358

		6,873

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 4.5%
BJ's Wholesale Club Holdings Inc *	1,780	$192
Casey's General Stores Inc	403	206
Celsius Holdings Inc *	2,840	132
Clorox Co/The	850	102
Constellation Brands Inc, Cl A	896	146
Darling Ingredients Inc *	6,055	230
Dollar General Corp	2,086	239
Dollar Tree Inc *	2,182	216
General Mills Inc	1,290	67
Ingredion Inc	1,560	211
Lamb Weston Holdings Inc	3,941	204
Maplebear Inc *	3,770	170
Performance Food Group Co *	915	80
Sprouts Farmers Market Inc *	420	69
Sysco Corp, Cl A	1,838	139
Tyson Foods Inc, Cl A	7,432	416
US Foods Holding Corp *	2,750	212
Walgreens Boots Alliance Inc	12,930	148

		3,179
Energy — 5.6%
Antero Midstream Corp	12,967	246
ChampionX Corp	10,538	262
Cheniere Energy Inc	2,714	661
Coterra Energy Inc	8,934	227
Diamondback Energy Inc, Cl A	1,672	230
EQT Corp	1,610	94
Kinder Morgan Inc	5,050	148
Marathon Petroleum Corp	2,367	393
Permian Resources Corp, Cl A	23,630	322
Phillips 66	1,690	201
Targa Resources Corp	2,696	469
TechnipFMC PLC	13,880	478
Valero Energy Corp	490	66
Williams Cos Inc/The	2,132	134

		3,931
Financials — 18.5%
Affirm Holdings Inc, Cl A *	1,300	90
Allstate Corp/The	3,725	750
Ally Financial Inc	6,833	266
American International Group Inc	4,043	346
Ameriprise Financial Inc	448	239
Arch Capital Group Ltd	730	67
Axis Capital Holdings Ltd	2,854	296
Bank of New York Mellon Corp/The	2,840	259
Bank OZK	1,260	59
Brown & Brown Inc	730	81
Capital One Financial Corp	768	163
Cboe Global Markets Inc	3,353	782
Cincinnati Financial Corp	590	88
Coinbase Global Inc, Cl A *	860	301
Commerce Bancshares Inc/MO	6,793	422

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equitable Holdings Inc	7,630	$428
Euronet Worldwide Inc *	2,510	254
Evercore Inc, Cl A	1,091	295
Fifth Third Bancorp	4,520	186
First Hawaiian Inc	8,770	219
First Horizon Corp	18,274	387
Hartford Financial Services Group Inc/The	2,100	266
Janus Henderson Group PLC	6,109	237
M&T Bank Corp	3,660	710
MarketAxess Holdings Inc	1,140	255
MSCI Inc, Cl A	1,061	612
NU Holdings Ltd, Cl A *	16,940	232
Old Republic International Corp	2,490	96
Pinnacle Financial Partners Inc	2,867	317
Popular Inc	2,099	231
Primerica Inc	1,673	458
Prosperity Bancshares Inc	3,740	263
Reinsurance Group of America Inc, Cl A	2,062	409
Starwood Property Trust Inc ‡	13,755	276
Stifel Financial Corp	2,322	241
Synchrony Financial	11,330	756
T Rowe Price Group Inc	1,386	134
Toast Inc, Cl A *	2,050	91
Virtu Financial Inc, Cl A	3,420	153
Webster Financial Corp	5,711	312
Western Union Co/The	7,030	59
Willis Towers Watson PLC	1,047	321
XP Inc, Cl A	27,400	554

		12,961
Health Care — 11.1%
Align Technology Inc *	398	75
Alnylam Pharmaceuticals Inc *	890	290
Biogen Inc *	700	88
BioMarin Pharmaceutical Inc *	2,290	126
Cencora Inc, Cl A	1,052	315
Dexcom Inc *	3,630	317
Doximity Inc, Cl A *	2,290	141
Encompass Health Corp	4,599	564
Envista Holdings Corp *	5,269	103
Exact Sciences Corp *	1,300	69
Exelixis Inc *	7,357	324
GE HealthCare Technologies Inc	2,050	152
Halozyme Therapeutics Inc *	5,790	301
Hologic Inc *	4,351	284
Humana Inc	427	104
IDEXX Laboratories Inc *	890	477
Illumina Inc *	2,024	193
Insmed Inc *	1,680	169
Inspire Medical Systems Inc *	960	125
Insulet Corp *	770	242
Labcorp Holdings Inc	1,323	347
Mettler-Toledo International Inc *	161	189
Molina Healthcare Inc *	620	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neurocrine Biosciences Inc *	2,540	$319
Penumbra Inc *	1,542	396
Quest Diagnostics Inc	490	88
ResMed Inc	2,300	593
Tenet Healthcare Corp *	603	106
United Therapeutics Corp *	330	95
Universal Health Services Inc, Cl B	810	147
Veeva Systems Inc, Cl A *	2,174	626
Zimmer Biomet Holdings Inc	2,564	234

		7,784
Industrials — 19.0%
Acuity Brands Inc	280	83
AECOM	5,210	588
AerCap Holdings NV	3,326	389
Allegion PLC	2,858	412
Allison Transmission Holdings Inc	2,260	215
Armstrong World Industries Inc	1,932	314
ATI Inc *	1,060	91
Axon Enterprise Inc *	230	190
Broadridge Financial Solutions Inc	1,070	260
Cintas Corp	1,008	225
Clean Harbors Inc *	1,933	447
Delta Air Lines Inc, Cl A	3,870	190
Dover Corp	1,291	236
EMCOR Group Inc	690	369
Expeditors International of Washington Inc	950	108
Fastenal Co, Cl A	3,540	149
Ferguson Enterprises Inc	600	131
Flowserve Corp	4,560	239
Genpact Ltd	6,365	280
Hayward Holdings Inc *	11,510	159
HEICO Corp	190	62
Hexcel Corp, Cl A	2,904	164
Howmet Aerospace Inc	3,940	733
L3Harris Technologies Inc	924	232
Leidos Holdings Inc	1,311	207
Leonardo DRS Inc	1,820	85
Lyft Inc, Cl A *	10,770	170
MasTec Inc *	1,639	279
Mueller Industries Inc	6,040	480
Otis Worldwide Corp	2,535	251
Parker-Hannifin Corp, Cl A	723	505
Quanta Services Inc	370	140
Regal Rexnord Corp	2,856	414
Republic Services Inc	551	136
Rockwell Automation Inc	1,700	565
Sensata Technologies Holding PLC	5,810	175
Snap-on Inc	561	175
Stanley Black & Decker Inc	2,140	145
Tetra Tech Inc	5,370	193
Textron Inc	1,042	84
Toro Co/The	1,000	71
Trane Technologies PLC	413	181

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TransDigm Group Inc	150	$228
United Airlines Holdings Inc *	1,564	124
United Rentals Inc	668	503
Verisk Analytics Inc, Cl A	1,270	396
WESCO International Inc	2,083	386
Westinghouse Air Brake Technologies Corp	1,426	298
Woodward Inc	1,210	297
WW Grainger Inc	403	419
Xylem Inc/NY	1,268	164

		13,337
Information Technology — 11.2%
Akamai Technologies Inc *	3,077	245
Amphenol Corp, Cl A	1,870	185
AppLovin Corp, Cl A *	620	217
Cloudflare Inc, Cl A *	1,698	333
Corning Inc, Cl B	7,490	394
Elastic NV *	1,610	136
Enphase Energy Inc *	3,820	151
EPAM Systems Inc *	1,431	253
F5 Inc, Cl A *	1,734	510
Fair Isaac Corp *	103	188
Flex Ltd *	6,306	315
Gen Digital Inc	11,399	335
HubSpot Inc *	527	293
Keysight Technologies Inc *	8,477	1,389
Lattice Semiconductor Corp *	6,920	339
Lumentum Holdings Inc *	4,011	381
MACOM Technology Solutions Holdings Inc *	1,500	215
Microchip Technology Inc	2,380	167
MongoDB Inc, Cl A *	250	53
Monolithic Power Systems Inc	380	278
Motorola Solutions Inc	220	93
Nutanix Inc, Cl A *	1,140	87
Palantir Technologies Inc, Cl A *	690	94
PTC Inc *	2,090	360
Qorvo Inc *	3,905	332
Rubrik Inc, Cl A *	1,200	108
Skyworks Solutions Inc	1,190	89
Twilio Inc, Cl A *	590	73
Universal Display Corp	880	136
Zebra Technologies Corp, Cl A *	240	74

		7,823
Materials — 3.1%
Alcoa Corp	7,960	235
Anglogold Ashanti PLC	2,620	119
Axalta Coating Systems Ltd *	6,099	181
Ball Corp	4,081	229
DuPont de Nemours Inc	1,220	84
Eagle Materials Inc	2,399	485
International Flavors & Fragrances Inc	2,441	179
NewMarket Corp	243	168
Royal Gold Inc, Cl A	1,210	215

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scotts Miracle-Gro Co/The, Cl A	2,620	$173
Vulcan Materials Co	290	76

		2,144
Real Estate — 6.6%
Agree Realty Corp ‡	4,189	306
Alexandria Real Estate Equities Inc ‡	1,992	145
Camden Property Trust ‡	1,190	134
CubeSmart ‡	1,790	76
EastGroup Properties Inc ‡	1,210	202
Equity LifeStyle Properties Inc ‡	1,370	85
Equity Residential ‡	5,251	354
Essex Property Trust Inc ‡	810	230
First Industrial Realty Trust Inc ‡	2,030	98
Host Hotels & Resorts Inc ‡	9,272	142
Jones Lang LaSalle Inc *	310	79
Mid-America Apartment Communities Inc ‡	2,909	431
SBA Communications Corp, Cl A ‡	1,260	296
Simon Property Group Inc ‡	3,533	568
STAG Industrial Inc ‡	7,100	258
UDR Inc ‡	4,880	199
Ventas Inc ‡	7,160	452
VICI Properties Inc, Cl A ‡	12,070	393
Welltower Inc ‡	1,141	175

		4,623
Utilities — 6.9%
Ameren Corp	840	81
American Water Works Co Inc	1,730	241
Brookfield Renewable Corp	2,120	70
CenterPoint Energy Inc	6,819	251
Clearway Energy Inc, Cl C	6,130	196
CMS Energy Corp	980	68
Consolidated Edison Inc	810	81
DTE Energy Co	2,321	307
Edison International	8,270	427
Entergy Corp	3,066	255
Evergy Inc	3,828	264
Eversource Energy	6,090	387
Exelon Corp	2,860	124
National Fuel Gas Co	3,460	293
NiSource Inc	6,920	279
NRG Energy Inc	1,825	293
OGE Energy Corp	2,460	109
PPL Corp	3,760	127
Public Service Enterprise Group Inc	2,930	247
Vistra Corp	430	83
WEC Energy Group Inc	3,757	392
Xcel Energy Inc	3,838	261

		4,836
Total Common Stock
(Cost $57,104) ($ Thousands)		69,240

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Mid-Cap Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	$–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	783,864	$784
Total Cash Equivalent
(Cost $784) ($ Thousands)		784
Total Investments in Securities — 99.9%
(Cost $57,888) ($ Thousands)		$70,024

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	1	Sep-2025	$306	$312	$6

Percentages are based on Net Assets of $70,060 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,257	$9,426	$(9,899)	$—	$—	$784	$39	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 12.0%
Alphabet Inc, Cl A	18,803	$3,314
Alphabet Inc, Cl C	13,532	2,400
AT&T Inc	437,382	12,658
Cargurus Inc, Cl A *	40,320	1,349
Comcast Corp, Cl A	244,978	8,743
Electronic Arts Inc	47,434	7,575
Fox Corp, Cl A	91,235	5,113
Fox Corp, Cl B	8,570	442
IAC Inc *	15,885	593
Meta Platforms Inc, Cl A	4,573	3,375
New York Times Co/The, Cl A	33,240	1,861
Omnicom Group Inc	23,348	1,680
SK Telecom Co Ltd ADR	36,050	842
TEGNA Inc	91,610	1,535
T-Mobile US Inc	15,544	3,704
Verizon Communications Inc	261,839	11,330
Yelp Inc, Cl A *	73,859	2,531

		69,045
Consumer Discretionary — 8.0%
ADT Inc	104,800	888
Amazon.com Inc, Cl A *	15,306	3,358
AutoZone Inc *	741	2,751
Booking Holdings Inc	939	5,436
BorgWarner Inc	23,900	800
Canadian Tire Corp Ltd, Cl A	7,500	1,019
Domino's Pizza Inc	2,272	1,024
eBay Inc	104,437	7,776
Garmin Ltd	9,899	2,066
Gentex Corp	9,454	208
Graham Holdings Co, Cl B	44	42
Grand Canyon Education Inc *	1,896	358
H&R Block Inc	59,707	3,277
Honda Motor Co Ltd ADR	44,680	1,288
La-Z-Boy Inc, Cl Z	15,700	584
Lear Corp	9,400	893
Mattel Inc *	60,200	1,187
Murphy USA Inc	918	373
O'Reilly Automotive Inc *	29,535	2,662
Perdoceo Education Corp	10,813	354
Ross Stores Inc	12,724	1,623
Service Corp International/US	18,619	1,516
Sturm Ruger & Co Inc	614	22
Texas Roadhouse Inc, Cl A	2,637	494
TJX Cos Inc/The	24,194	2,988
Toyota Motor Corp ADR	3,600	620
Winmark Corp	215	81
Yum! Brands Inc	14,652	2,171

		45,859
Consumer Staples — 13.9%
Albertsons Cos Inc, Cl A	90,256	1,941
Altria Group Inc	156,809	9,194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Archer-Daniels-Midland Co	55,724	$2,941
Bunge Global SA	12,500	1,004
Cal-Maine Foods Inc	2,324	232
Campbell Soup Co	2,585	79
Casey's General Stores Inc	726	370
Central Garden & Pet Co, Cl A *	1,464	46
Church & Dwight Co Inc	19,343	1,859
Clorox Co/The	11,551	1,387
Coca-Cola Co/The	34,075	2,411
Colgate-Palmolive Co	74,965	6,814
Conagra Brands Inc	75,143	1,538
Costco Wholesale Corp	2,522	2,497
Flowers Foods Inc	18,141	290
Fresh Del Monte Produce Inc	4,011	130
General Mills Inc	77,267	4,003
Ingredion Inc	39,565	5,366
J & J Snack Foods Corp	770	87
J M Smucker Co/The	15,551	1,527
Keurig Dr Pepper Inc	7,905	261
Kimberly-Clark Corp	11,167	1,440
Kraft Heinz Co/The	143,212	3,698
Kroger Co/The	62,867	4,509
Lancaster Colony Corp	662	114
McCormick & Co Inc/MD	7,208	547
Molson Coors Beverage Co, Cl B	70,743	3,402
Mondelez International Inc, Cl A	24,267	1,637
PepsiCo Inc	14,234	1,880
Philip Morris International Inc	38,374	6,989
Post Holdings Inc *	1,909	208
Procter & Gamble Co/The	14,903	2,374
Reynolds Consumer Products Inc	3,532	76
Spectrum Brands Holdings Inc	12,305	652
Sysco Corp, Cl A	20,636	1,563
Tyson Foods Inc, Cl A	23,890	1,336
Walmart Inc	54,413	5,321
WD-40 Co	874	199

		79,922
Energy — 2.0%
BKV Corp *	27,984	675
Chevron Corp	34,844	4,989
EOG Resources Inc	8,900	1,065
Exxon Mobil Corp	44,751	4,824

		11,553
Financials — 10.1%
Aflac Inc	32,284	3,405
Allstate Corp/The	2,272	457
American Financial Group Inc/OH	2,391	302
Aon PLC, Cl A	1,646	587
Axis Capital Holdings Ltd	21,830	2,266
Bank of New York Mellon Corp/The	41,687	3,798
Berkshire Hathaway Inc, Cl B *	5,498	2,671
Canadian Imperial Bank of Commerce	13,400	949

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	6,721	$1,567
Citigroup Inc	17,700	1,507
Diamond Hill Investment Group Inc	26	4
Eagle Financial Services Inc	1,919	59
Everest Group Ltd	3,277	1,114
Federated Hermes Inc, Cl B	23,600	1,046
Hartford Financial Services Group Inc/The	30,538	3,874
Intercontinental Exchange Inc	9,487	1,741
Loews Corp	8,000	733
Marsh & McLennan Cos Inc	7,388	1,615
Mastercard Inc, Cl A	12,210	6,861
MetLife Inc	9,900	796
MGIC Investment Corp	27,900	777
Moody's Corp	3,288	1,649
New Mountain Finance Corp	115,052	1,214
Nuveen Churchill Direct Lending Corp	41,029	664
Old Republic International Corp	79,726	3,065
Progressive Corp/The	2,868	765
S&P Global Inc	3,514	1,853
Sixth Street Specialty Lending Inc	38,650	920
SLR Investment Corp	5,471	88
State Street Corp	15,400	1,638
Travelers Cos Inc/The	1,520	407
Visa Inc, Cl A	21,227	7,537
W R Berkley Corp	2,974	218
Western Union Co/The	192,839	1,624

		57,771
Health Care — 17.0%
Abbott Laboratories	14,709	2,001
AbbVie Inc	24,734	4,591
Amgen Inc, Cl A	9,488	2,649
BioMarin Pharmaceutical Inc *	8,048	442
Boston Scientific Corp *	24,410	2,622
Bristol-Myers Squibb Co	160,365	7,423
Cardinal Health Inc	35,905	6,032
Cencora Inc, Cl A	14,447	4,332
Centene Corp *	12,700	689
Chemed Corp	3,780	1,841
Cigna Group/The	12,016	3,972
CVS Health Corp	16,500	1,138
Exelixis Inc *	64,224	2,831
Gilead Sciences Inc	86,551	9,596
HCA Healthcare Inc	4,100	1,571
HealthStream Inc	18,978	525
Hologic Inc *	9,632	628
Incyte Corp *	41,072	2,797
Innoviva Inc *	29,750	598
Jazz Pharmaceuticals PLC *	14,789	1,569
Johnson & Johnson	60,957	9,311
McKesson Corp	7,179	5,261
Medtronic PLC	40,656	3,544
Merck & Co Inc	77,914	6,168
National HealthCare Corp	237	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neurocrine Biosciences Inc *	5,618	$706
Organon & Co	17,388	168
Pfizer Inc	183,137	4,439
Premier Inc, Cl A	7,543	165
Regeneron Pharmaceuticals Inc	2,950	1,549
Royalty Pharma PLC, Cl A	23,946	863
Stryker Corp	5,603	2,217
United Therapeutics Corp *	3,901	1,121
Utah Medical Products Inc	60	3
Veeva Systems Inc, Cl A *	5,478	1,578
Viatris Inc, Cl W	60,954	544
Zoetis Inc, Cl A	12,094	1,886

		97,395
Industrials — 10.1%
A O Smith Corp	5,613	368
ABM Industries Inc	17,580	830
AECOM	3,869	437
Allison Transmission Holdings Inc	34,122	3,241
AMETEK Inc	2,164	392
Armstrong World Industries Inc	1,437	233
Automatic Data Processing Inc	5,452	1,681
Brink's Co/The	3,900	348
Carlisle Cos Inc	2,723	1,017
Cintas Corp	17,424	3,883
CSG Systems International Inc	27,257	1,780
Cummins Inc	2,300	753
Donaldson Co Inc, Cl A	5,399	374
Dover Corp	8,893	1,629
Ennis Inc	192	4
Expeditors International of Washington Inc	14,887	1,701
Fastenal Co, Cl A	54,684	2,297
Franklin Electric Co Inc	1,250	112
General Dynamics Corp	2,709	790
Genpact Ltd	11,281	497
Huron Consulting Group Inc *	431	59
Illinois Tool Works Inc	9,164	2,266
Landstar System Inc	1,121	156
Leidos Holdings Inc	7,626	1,203
Lockheed Martin Corp	10,340	4,789
Maximus Inc	10,400	730
MSC Industrial Direct Co Inc, Cl A	3,009	256
Otis Worldwide Corp	20,250	2,005
Paychex Inc	28,422	4,134
Republic Services Inc	6,168	1,521
Robert Half Inc	3,953	162
Rollins Inc	19,925	1,124
Science Applications International Corp	15,868	1,787
Snap-on Inc	7,193	2,238
SS&C Technologies Holdings Inc	13,993	1,159
Tennant Co	43	3
Textron Inc	19,710	1,583
Trane Technologies PLC	3,822	1,672
UL Solutions Inc, Cl A	3,314	241

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verisk Analytics Inc, Cl A	7,795	$2,428
Waste Connections Inc	7,164	1,338
Waste Management Inc	7,088	1,622
Watts Water Technologies Inc, Cl A	1,763	434
WW Grainger Inc	2,474	2,574

		57,851
Information Technology — 21.2%
Adobe Inc *	8,853	3,425
Alarm.com Holdings Inc *	12,600	713
Amdocs Ltd	66,078	6,029
Amphenol Corp, Cl A	25,814	2,549
Apple Inc	23,017	4,722
Arrow Electronics Inc, Cl A *	21,788	2,776
Autodesk Inc, Cl A *	1,903	589
Avnet Inc	41,676	2,212
Badger Meter Inc	1,913	469
Box Inc, Cl A *	40,694	1,391
Canon Inc ADR	44,700	1,297
Cirrus Logic Inc *	11,572	1,206
Cisco Systems Inc	174,940	12,137
Cognizant Technology Solutions Corp, Cl A	57,838	4,513
CommVault Systems Inc *	1,853	323
Dolby Laboratories Inc, Cl A	34,202	2,540
Dropbox Inc, Cl A *	70,830	2,026
Dynatrace Inc *	8,416	465
F5 Inc, Cl A *	22,568	6,642
Fortinet Inc *	5,091	538
Gartner Inc *	4,682	1,893
Gen Digital Inc	196,115	5,766
GoDaddy Inc, Cl A *	9,047	1,629
Hewlett Packard Enterprise Co	124,600	2,548
HP Inc	125,794	3,077
InterDigital Inc	6,541	1,467
International Business Machines Corp	24,159	7,122
Juniper Networks Inc	32,484	1,297
Microsoft Corp	18,651	9,277
Motorola Solutions Inc	17,015	7,154
NetApp Inc	26,138	2,785
NetScout Systems Inc *	11,900	295
Open Text Corp	40,700	1,187
PC Connection Inc	645	42
Progress Software Corp	87	6
PTC Inc *	6,687	1,152
Roper Technologies Inc	12,405	7,032
Salesforce Inc	2,793	762
TD SYNNEX Corp	15,200	2,063
TE Connectivity PLC	8,651	1,459
VeriSign Inc	20,199	5,833
Workday Inc, Cl A *	817	196
Workiva Inc, Cl A *	2,391	164
Zoom Video Communications Inc, Cl A *	10,694	834

		121,602

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 2.1%
Amcor PLC	92,935	$854
AptarGroup Inc	4,251	665
Avery Dennison Corp	4,439	779
CF Industries Holdings Inc	14,803	1,362
Ecolab Inc	4,185	1,128
Glatfelter Corp *	4,227	51
Graphic Packaging Holding Co	16,200	341
Linde PLC	1,340	629
NewMarket Corp	4,309	2,977
Packaging Corp of America	2,299	433
Reliance Inc	2,531	794
Royal Gold Inc, Cl A	2,748	489
Sonoco Products Co	31,868	1,388

		11,890
Real Estate — 0.1%
EPR Properties, Cl A ‡	15,100	880

Utilities — 2.1%
American Electric Power Co Inc	12,495	1,296
Evergy Inc	38,047	2,623
Eversource Energy	28,404	1,807
Exelon Corp	41,492	1,802
National Fuel Gas Co	40,630	3,442
Pinnacle West Capital Corp	15,361	1,374

		12,344
Total Common Stock
(Cost $473,350) ($ Thousands)		566,112

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	6,877,028	6,877
Total Cash Equivalent
(Cost $6,877) ($ Thousands)		6,877
Total Investments in Securities — 99.8%
(Cost $480,227) ($ Thousands)		$572,989

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	8	Sep-2025	$2,448	$2,501	$53

Percentages are based on Net Assets of $573,859 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,433	$122,898	$(124,454)	$—	$—	$6,877	$288	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%
Austria — 0.1%
Communication Services — 0.1%
Telekom Austria AG, Cl A	44,848	$508

Financials — 0.0%
Oberbank AG	162	14
UNIQA Insurance Group AG	30,730	415
		429
Total Austria		937

Belgium — 0.1%
Consumer Staples — 0.0%
Colruyt Group N.V	4,290	185

Financials — 0.0%
Ageas SA/NV	4,295	289
Groupe Bruxelles Lambert SA	325	28
		317
Industrials — 0.1%
Ackermans & van Haaren	1,415	361
Total Belgium		863

Canada — 2.9%
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	5,154	700
Dollarama Inc	11,556	1,625
		2,325
Consumer Staples — 2.0%
Empire Co Ltd, Cl Common Subs. Receipt	94,001	3,893
George Weston Ltd	26,433	5,291
Loblaw Cos Ltd	15,799	2,608
Metro Inc/CN, Cl A	51,900	4,069
		15,861
Financials — 0.3%
Fairfax Financial Holdings Ltd	1,144	2,061
iA Financial Corp Inc	853	93
TMX Group Ltd	8,061	341
		2,495
Information Technology — 0.1%
CGI Inc, Cl A	6,515	683
Open Text Corp	8,732	254
		937
Materials — 0.0%
CCL Industries Inc, Cl B	3,559	207

Utilities — 0.2%
Canadian Utilities Ltd, Cl A	13,284	367
Hydro One Ltd	11,900	428
		795
Total Canada		22,620

China — 0.2%
Communication Services — 0.0%
APT Satellite Holdings Ltd	202,000	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.2%
BOC Hong Kong Holdings Ltd	331,393	$1,442
Total China		1,496

Denmark — 0.2%
Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	33,446	442
Schouw & Co A/S	1,793	170
		612
Financials — 0.0%
Tryg A/S	9,605	248

Industrials — 0.1%
ISS A/S	21,473	597
Total Denmark		1,457

Finland — 0.8%
Communication Services — 0.5%
Elisa Oyj	75,357	4,174

Consumer Staples — 0.0%
HKFoods, Cl A	19,206	34

Health Care — 0.1%
Orion Oyj, Cl A	259	19
Orion Oyj, Cl B	4,503	338
		357
Industrials — 0.0%
Lassila & Tikanoja	10,459	117
Raute, Cl A	3,007	56
		173
Information Technology — 0.2%
Nokia Oyj	280,842	1,452
Total Finland		6,190

France — 2.1%
Communication Services — 0.6%
Orange SA	300,133	4,555

Consumer Discretionary — 0.1%
La Francaise des Jeux SAEM	19,483	762

Consumer Staples — 0.5%
Danone SA	46,092	3,758

Energy — 0.7%
TotalEnergies SE	88,899	5,415

Financials — 0.0%
ABC arbitrage	28,588	213

Health Care — 0.0%
Sanofi SA	3,474	335

Industrials — 0.0%
Bureau Veritas SA	4,922	167
Eiffage SA	1,151	161

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Societe Marseillaise du Tunnel Prado-Carenage	1,285	$42
		370
Information Technology — 0.0%
Axway Software *	2,947	140

Utilities — 0.2%
Engie SA	51,569	1,208
Total France		16,756

Germany — 1.2%
Communication Services — 1.2%
Deutsche Telekom AG	130,782	4,770
Freenet AG	47,307	1,537
Scout24 SE	20,822	2,864
		9,171
Industrials — 0.0%
DMG Mori	905	49
Pfeiffer Vacuum Technology	1,518	289
		338
Total Germany		9,509

Hong Kong — 2.5%
Communication Services — 1.1%
HKT Trust & HKT Ltd	3,375,240	5,046
Hutchison Telecommunications Hong Kong Holdings Ltd	833,013	108
PCCW Ltd	4,016,000	2,728
		7,882
Consumer Discretionary — 0.0%
Ferretti	16,900	54
Miramar Hotel & Investment	49,000	60
		114
Consumer Staples — 0.2%
WH Group Ltd	1,251,020	1,206

Financials — 0.0%
Dah Sing Banking Group Ltd	109,743	127
Dah Sing Financial Holdings	5,772	22
		149
Industrials — 0.4%
CK Hutchison Holdings Ltd	499,264	3,074
Swire Pacific Ltd, Cl A	28,848	247
		3,321
Information Technology — 0.0%
VTech Holdings Ltd	42,069	306

Utilities — 0.8%
CK Infrastructure Holdings Ltd	6,200	41
CLP Holdings Ltd, Cl B	388,684	3,283
HK Electric Investments & HK Electric Investments Ltd	402,500	294
Power Assets Holdings Ltd	475,180	3,055
		6,673
Total Hong Kong		19,651

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 1.8%
Communication Services — 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	404,383	$691

Consumer Staples — 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	244
Shufersal Ltd	13,534	156
Tiv Taam Holdings 1	20,283	49
		449
Energy — 0.1%
Delek Group	1,593	330

Financials — 0.1%
Bank Hapoalim BM	48,049	923
Isracard Ltd	5	–
		923
Information Technology — 1.5%
Check Point Software Technologies Ltd *	40,284	8,913
Nice Ltd *	5,365	910
Nova Ltd *	2,030	559
Radware Ltd *	44,752	1,317
Sapiens International Corp NV	7,575	222
		11,921
Total Israel		14,314

Italy — 0.7%
Communication Services — 0.0%
RAI Way	40,889	292

Energy — 0.2%
Eni SpA	109,965	1,770

Health Care — 0.2%
Recordati Industria Chimica e Farmaceutica SpA	19,871	1,244

Utilities — 0.3%
A2A SpA	241,444	648
Enel SpA	148,532	1,405
Italgas SpA	50,614	428
		2,481
Total Italy		5,787

Japan — 8.7%
Communication Services — 1.5%
ITmedia	2,300	26
KDDI Corp	43,580	746
LY Corp	71,038	261
Nippon Telegraph & Telephone Corp	3,615,050	3,853
Okinawa Cellular Telephone Co	7,900	280
SoftBank Corp	4,716,145	7,283
Wowow Inc	19,124	134
Zenrin Co Ltd	17,500	124
		12,707

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.4%
Asahi Co Ltd	44,600	$410
Asante Inc	10,700	121
Autobacs Seven Co Ltd	15,600	155
Belluna	4,100	25
Bridgestone Corp	44,246	1,804
Daikyonishikawa	5,700	26
Gakkyusha Co Ltd	3,600	55
I K K Holdings	11,000	60
McDonald's Holdings Co Japan Ltd	10,016	413
MrMax Holdings Ltd	8,400	38
Nagase Brothers	8,200	107
Step Co Ltd	9,200	143
Tokyo Individualized Educational Institute Inc	8,500	22
		3,379
Consumer Staples — 2.6%
Albis Co Ltd	1,600	33
Arcs Co Ltd	53,500	1,105
Belc Co Ltd	2,200	113
Cawachi Ltd	23,500	449
Earth Corp	13,200	446
Eco's	1,800	32
Ezaki Glico Co Ltd	23,600	753
Fujicco Co Ltd	18,100	200
Heiwado Co Ltd	64,400	1,261
Hokkaido Coca-Cola Bottling	1,300	30
Hokuto Corp	49,800	620
House Foods Group Inc	48,300	937
Imuraya Group	1,500	26
Japan Tobacco Inc	74,813	2,197
J-Oil Mills	11,100	151
Kato Sangyo Co Ltd	22,100	840
Kewpie Corp	26,500	618
Key Coffee Inc	4,000	54
Lion Corp	44,800	462
Marudai Food Co Ltd	2,000	25
Megmilk Snow Brand Co Ltd	21,600	408
MEIJI Holdings Co Ltd	88,727	1,956
Miyoshi Oil & Fat Co Ltd	15,100	180
Nihon Chouzai Co Ltd	10,600	235
Nippn Corp	98,934	1,458
Nisshin Oillio Group Ltd/The	8,652	292
Noevir Holdings	4,700	141
Okuwa Co Ltd	28,300	186
OUG Holdings Inc	2,236	54
Prima Meat Packers	5,900	92
Sakata Seed Corp	4,300	104
San-A Co Ltd, Cl A	60,900	1,244
Showa Sangyo Co Ltd	19,800	408
ST Corp	5,400	59
Sundrug Co Ltd	28,300	883
Unicafe Inc	6,400	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uoriki Co Ltd	5,800	$98
Valor Holdings Co Ltd	14,200	248
Yamaya Corp	1,300	22
Yaoko Co Ltd	10,600	697
		19,158
Energy — 0.0%
Idemitsu Kosan Co Ltd	9,360	57
Japan Oil Transportation Co Ltd	2,100	44
		101
Financials — 0.2%
Japan Post Bank Co Ltd	97,356	1,046
Japan Post Holdings Co Ltd	85,524	790
		1,836
Health Care — 0.4%
Create Medic Co Ltd	5,677	37
Daiken Medical	6,500	20
Japan Lifeline	8,200	85
Kaken Pharmaceutical Co Ltd	11,300	298
Kyorin Pharmaceutical	105,600	1,108
Kyowa Kirin Co Ltd	16,300	278
Otsuka Holdings Co Ltd	1,761	87
Paramount Bed Holdings Co Ltd	2,300	41
Shionogi & Co Ltd	41,900	752
Software Service	600	55
Vital KSK Holdings Inc	5,800	49
ZERIA Pharmaceutical	5,300	76
		2,886
Industrials — 0.8%
Central Japan Railway Co	16,248	362
Gakken Holdings Co Ltd	9,200	60
Inaba Seisakusho	2,300	30
Meitec	3,000	66
Musashi Co Ltd	2,400	29
Nakamoto Packs	2,200	26
Nikko Co Ltd/Hyogo	12,400	62
Nippon Concept	2,200	34
Nittoc Construction Co Ltd	7,000	53
Oiles Corp	25,300	361
Sakai Moving Service	2,700	50
Sanki Engineering Co Ltd	3,000	84
Secom Co Ltd	117,141	4,195
Studio Alice Co Ltd	3,500	52
Takamatsu Construction Group Co Ltd	4,900	99
TOKAI Holdings Corp	128,000	881
Tokyu Construction Co Ltd	18,900	138
		6,582
Information Technology — 2.4%
Amano Corp	11,300	350
Anritsu Corp	149,000	1,920
Brother Industries Ltd	41,429	712
Canon Inc	222,939	6,446
Canon Marketing Japan Inc	3,200	117
Eizo Corp	11,200	167

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTGroup Co Ltd	6,500	$52
Miroku Jyoho Service Co Ltd	2,100	26
Nihon Denkei Co Ltd	2,000	30
Nippon Ceramic	3,300	64
Nippon Signal Co Ltd	5,800	43
Obic Co Ltd	75,800	2,939
Oracle Corp Japan	7,115	845
Otsuka Corp	2,765	56
Pro-Ship	3,300	66
SCSK Corp	26,617	799
Seiko Epson Corp	56,361	738
Shindengen Electric Manufacturing	1,800	27
SRA Holdings	5,000	158
Systena	16,100	45
TIS Inc	7,612	254
Trend Micro Inc/Japan	47,051	3,244
		19,098
Materials — 0.2%
Achilles Corp	2,500	19
Aica Kogyo	2,300	57
JSP Corp	21,600	282
Kuriyama Holdings	4,200	43
Mitsubishi Chemical Group Corp, Cl B	138,215	724
Nippon Light Metal Holdings Co Ltd	3,000	34
Nippon Shokubai	17,300	197
Sanyo Chemical Industries	12,900	326
		1,682
Real Estate — 0.1%
Airport Facilities	7,300	40
Daito Trust Construction Co Ltd	6,109	663
		703
Utilities — 0.1%
Chubu Electric Power Co Inc	35,932	443
Osaka Gas Co Ltd	3,228	83
		526
Total Japan		68,658

Netherlands — 3.1%
Communication Services — 0.5%
Koninklijke KPN NV	857,818	4,170

Consumer Staples — 1.7%
Acomo	22,203	599
Heineken Holding NV	3,013	224
Koninklijke Ahold Delhaize NV	300,295	12,499
		13,322
Industrials — 0.9%
Wolters Kluwer NV	41,814	6,969
Total Netherlands		24,461

Norway — 1.5%
Communication Services — 0.9%
Telenor ASA	431,488	6,692

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.4%
Orkla ASA	269,336	$2,922

Energy — 0.1%
Equinor ASA	39,412	991
Moreld ASA	32,126	48
		1,039
Financials — 0.1%
DNB Bank ASA	21,938	604
SpareBank 1 SMN	13,153	253
		857
Industrials — 0.0%
AMSC ASA	17,244	3
Solstad Maritime Holdings	16,466	39
Veidekke ASA	19,659	315
		357
Total Norway		11,867

Singapore — 1.2%
Communication Services — 0.3%
Singapore Telecommunications Ltd	774,000	2,330

Consumer Discretionary — 0.0%
Kimly Ltd	85,900	22

Consumer Staples — 0.3%
QAF Ltd	53,100	38
Sheng Siong Group Ltd	1,367,374	2,009
		2,047
Financials — 0.3%
Oversea-Chinese Banking Corp Ltd	70,959	908
Singapore Exchange Ltd	113,616	1,328
		2,236
Industrials — 0.3%
Jardine Matheson Holdings Ltd	19,324	929
SBS Transit	74,300	163
Singapore Airlines Ltd	320,774	1,756
Vicom	29,900	34
		2,882
Total Singapore		9,517

Spain — 1.9%
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion *	1,591	50
Ebro Foods SA	9,388	191
		241
Energy — 0.2%
Repsol SA, Cl A	111,712	1,628

Health Care — 0.0%
Faes Farma SA	12,596	67

Industrials — 0.9%
ACS Actividades de Construccion y Servicios SA	38,895	2,694

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aena SME	29,490	$784
Construcciones y Auxiliar de Ferrocarriles	7,340	403
Logista Integral SA	67,494	2,204
		6,085
Utilities — 0.8%
Endesa SA	132,102	4,171
Iberdrola SA	51,515	988
Redeia Corp SA	65,556	1,398
		6,557
Total Spain		14,578

Sweden — 1.1%
Communication Services — 0.5%
Telia Co AB	1,122,840	4,009

Consumer Staples — 0.1%
Scandi Standard	16,869	171

Information Technology — 0.5%
Telefonaktiebolaget LM Ericsson, Cl B	482,189	4,091
Total Sweden		8,271

Switzerland — 4.6%
Communication Services — 0.7%
Swisscom AG	7,536	5,334

Consumer Staples — 0.2%
Bell Food Group AG	423	133
Emmi AG	331	330
Nestle SA	14,016	1,389
		1,852
Health Care — 2.7%
Ascom Holding	11,867	54
Galderma Group	8,467	1,227
Galenica	3,762	410
Novartis AG	86,426	10,456
Roche Holding AG	26,444	8,649
		20,796
Industrials — 0.4%
Schindler Holding AG	8,948	3,300
SGS SA	3,617	366
		3,666
Materials — 0.2%
Amrize Ltd *	2,812	140
Givaudan SA	246	1,189
Holcim AG	2,712	201
		1,530
Real Estate — 0.3%
Plazza AG	133	66
PSP Swiss Property AG	2,791	514
Swiss Prime Site AG	8,525	1,276
		1,856

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.1%
BKW AG	5,109	$1,116
Total Switzerland		36,150

United Kingdom — 4.1%
Communication Services — 0.5%
Auto Trader Group PLC	200,499	2,267
Vodafone Group PLC	1,618,134	1,729
		3,996
Consumer Discretionary — 0.1%
Pearson PLC	49,472	728

Consumer Staples — 0.6%
Tesco PLC	530,236	2,919
Unilever PLC	31,272	1,905
		4,824
Energy — 0.9%
Shell PLC	197,613	6,883

Health Care — 0.9%
GSK PLC	354,475	6,747
Haleon PLC	54,026	277
		7,024
Industrials — 0.2%
RELX PLC	31,812	1,721

Information Technology — 0.8%
Sage Group PLC/The	309,861	5,312
Spirent Communications PLC *	148,008	396
		5,708
Utilities — 0.1%
Centrica PLC	522,879	1,158
Total United Kingdom		32,042

United States — 58.3%
Communication Services — 7.7%
Alphabet Inc, Cl A	23,967	4,224
Alphabet Inc, Cl C	8,267	1,466
AT&T Inc	546,770	15,824
Comcast Corp, Cl A	123,049	4,392
Electronic Arts Inc	77,843	12,432
Fox Corp, Cl A	52,286	2,930
Fox Corp, Cl B	37,492	1,936
IDT Corp, Cl B	1,861	127
New York Times Co/The, Cl A	69,533	3,892
Omnicom Group Inc	878	63
Spotify Technology SA *	523	401
T-Mobile US Inc	16,235	3,868
Verizon Communications Inc	202,176	8,748
		60,303
Consumer Discretionary — 2.7%
Amazon.com Inc, Cl A *	7,732	1,696
Booking Holdings Inc	1,654	9,575
eBay Inc	52,948	3,942
Grand Canyon Education Inc *	2,882	545

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McDonald's Corp	1,488	$435
O'Reilly Automotive Inc *	1,860	168
Service Corp International/US	17,290	1,407
TJX Cos Inc/The	18,691	2,308
Yum! Brands Inc	3,691	547
		20,623
Consumer Staples — 8.6%
Altria Group Inc	95,129	5,577
Church & Dwight Co Inc	42,075	4,044
Clorox Co/The	30,320	3,640
Coca-Cola Co/The	48,588	3,438
Colgate-Palmolive Co	110,809	10,073
Costco Wholesale Corp	6,867	6,798
Hormel Foods Corp	3,239	98
Ingredion Inc	15,786	2,141
Kimberly-Clark Corp	79,032	10,189
Kroger Co/The	11,258	808
Mondelez International Inc, Cl A	17,254	1,164
PepsiCo Inc	29,370	3,878
Philip Morris International Inc	29,230	5,324
Procter & Gamble Co/The	26,304	4,191
Walmart Inc	67,089	6,560
		67,923
Energy — 0.0%
Chevron Corp	41	6
Exxon Mobil Corp	84	9
		15
Financials — 6.4%
Allstate Corp/The	1,332	268
Bank of New York Mellon Corp/The	11,452	1,043
Berkshire Hathaway Inc, Cl B *	9,426	4,579
Cboe Global Markets Inc	19,967	4,656
Chubb Ltd	3,193	925
CME Group Inc, Cl A	5,869	1,618
Intercontinental Exchange Inc	21,852	4,009
Marsh & McLennan Cos Inc	29,963	6,551
Mastercard Inc, Cl A	19,992	11,234
Moody's Corp	6,286	3,153
Visa Inc, Cl A	38,319	13,605
W R Berkley Corp	2,351	173
		51,814
Health Care — 10.5%
Abbott Laboratories	35,826	4,873
AbbVie Inc	12,537	2,327
Boston Scientific Corp *	96,978	10,416
Cardinal Health Inc	34,165	5,740
Cencora Inc, Cl A	19,529	5,856
Chemed Corp	6,924	3,371
Cigna Group/The	1,389	459
Encompass Health Corp	6,726	825
Gilead Sciences Inc	83,286	9,234
Hologic Inc *	14,018	913
Incyte Corp *	7,783	530

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	74,953	$11,449
McKesson Corp	15,454	11,324
Medtronic PLC	32,664	2,847
Merck & Co Inc	35,305	2,795
Pfizer Inc	86,814	2,104
Quest Diagnostics Inc	2,207	396
Regeneron Pharmaceuticals Inc	2,289	1,202
Stryker Corp	3,713	1,469
United Therapeutics Corp *	5,616	1,614
Veeva Systems Inc, Cl A *	7,642	2,201
		81,945
Industrials — 6.1%
Automatic Data Processing Inc	14,939	4,607
Carlisle Cos Inc	7,791	2,909
CH Robinson Worldwide Inc	3,100	297
Cintas Corp	29,062	6,477
Expeditors International of Washington Inc	4,996	571
General Dynamics Corp	174	51
Leidos Holdings Inc	4,113	649
Lockheed Martin Corp	11,410	5,284
Republic Services Inc	28,724	7,084
Rollins Inc	7,528	425
UL Solutions Inc, Cl A	59,438	4,331
Veralto Corp	32,406	3,271
Verisk Analytics Inc, Cl A	4,050	1,262
Waste Connections Inc	20,183	3,769
Waste Management Inc	25,325	5,795
		46,782
Information Technology — 14.3%
Accenture PLC, Cl A	1,991	595
Adobe Inc *	7,104	2,748
Amdocs Ltd	33,174	3,027
Apple Inc	33,526	6,879
Autodesk Inc, Cl A *	10,460	3,238
Box Inc, Cl A *	97,865	3,344
Cisco Systems Inc	198,403	13,765
Cognizant Technology Solutions Corp, Cl A	2,137	167
CommVault Systems Inc *	16,143	2,814
Dolby Laboratories Inc, Cl A	50,694	3,765
Dropbox Inc, Cl A *	49,128	1,405
F5 Inc, Cl A *	27,277	8,028
Fortinet Inc *	14,701	1,554
Gartner Inc *	253	102
Gen Digital Inc	130,766	3,844
GoDaddy Inc, Cl A *	1,083	195
International Business Machines Corp	15,744	4,641
Intuit Inc	6,295	4,958
Ituran Location and Control	9,392	364
Microsoft Corp	24,268	12,071
Motorola Solutions Inc	23,976	10,081
NetApp Inc	5,863	625
NVIDIA Corp	33,237	5,251
PTC Inc *	3,726	642

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roper Technologies Inc	6,693	$3,794
Salesforce Inc	9,472	2,583
TE Connectivity PLC	25,383	4,281
Tyler Technologies Inc *	3,158	1,872
VeriSign Inc	21,735	6,277
Zoom Video Communications Inc, Cl A *	14,003	1,092
		114,002
Materials — 1.2%
Amcor PLC	1,587	15
AptarGroup Inc	21,359	3,341
Ecolab Inc	13,892	3,743
Linde PLC	330	155
Royal Gold Inc, Cl A	6,836	1,216
RPM International Inc	5,979	657
		9,127
Utilities — 0.8%
American Electric Power Co Inc	3,755	390
Consolidated Edison Inc	28,186	2,828
Dominion Energy Inc	7,024	397
DTE Energy Co	2,203	292
Duke Energy Corp	9,134	1,078
Entergy Corp	600	50
Evergy Inc	5,138	354
FirstEnergy Corp	10,060	405
PPL Corp	808	27
Southern Co/The	8,141	748
		6,569
Total United States		459,103

Total Common Stock
(Cost $632,729) ($ Thousands)		764,227

PREFERRED STOCK — 0.4%
Germany — 0.4%
Consumer Staples — 0.4%
Henkel AG & Co KGaA(A)	33,885	2,654

Total Preferred Stock
(Cost $2,630) ($ Thousands)		2,654

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	11,086,104	11,086
Total Cash Equivalent
(Cost $11,086) ($ Thousands)		11,086
Total Investments in Securities — 98.9%
(Cost $646,445) ($ Thousands)		$777,967

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	6	Sep-2025	$364	$375	$5
FTSE 100 Index	2	Sep-2025	237	241	1
Hang Seng Index	2	Jul-2025	310	307	(3)
S&P 500 Index E-MINI	8	Sep-2025	2,431	2,502	71
SPI 200 Index	4	Sep-2025	550	560	4
TOPIX Index	3	Sep-2025	569	592	18
			$4,461	$4,577	$96

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/07/25	SGD	3,816	USD	2,967	$(31)
BNP Paribas	07/07/25	NOK	61,487	USD	6,074	(3)
BNP Paribas	07/07/25	HKD	83,222	USD	10,643	35
Brown Brothers Harriman	07/07/25	SGD	128	USD	100	(1)
Brown Brothers Harriman	07/07/25	USD	135	AUD	206	—
Brown Brothers Harriman	07/07/25	AUD	142	USD	92	(1)
Brown Brothers Harriman	07/07/25	USD	169	SGD	216	1
Brown Brothers Harriman	07/07/25	USD	260	DKK	1,678	4
Brown Brothers Harriman	07/07/25	USD	445	NOK	4,452	(5)
Brown Brothers Harriman	07/07/25	USD	467	HKD	3,659	(1)
Brown Brothers Harriman	07/07/25	USD	165	SEK	1,582	1
Brown Brothers Harriman	07/07/25	USD	339	SEK	3,205	(2)
Brown Brothers Harriman	07/07/25	CAD	161	USD	119	1
Brown Brothers Harriman	07/07/25	CAD	374	USD	273	(1)
Brown Brothers Harriman	07/07/25	CHF	547	USD	673	(14)
Brown Brothers Harriman	07/07/25	GBP	75	USD	103	—
Brown Brothers Harriman	07/07/25	GBP	487	USD	660	(7)
Brown Brothers Harriman	07/07/25	USD	163	CAD	222	—
Brown Brothers Harriman	07/07/25	USD	444	CAD	604	(1)
Brown Brothers Harriman	07/07/25	DKK	850	USD	131	(2)
Brown Brothers Harriman	07/07/25	USD	953	GBP	703	10
Brown Brothers Harriman	07/07/25	USD	312	GBP	228	(1)
Brown Brothers Harriman	07/07/25	USD	1,367	CHF	1,107	24
Brown Brothers Harriman	07/07/25	EUR	1,390	USD	1,603	(30)
Brown Brothers Harriman	07/07/25	HKD	2,371	USD	303	—
Brown Brothers Harriman	07/07/25	USD	784	JPY	113,288	1
Brown Brothers Harriman	07/07/25	USD	1,949	JPY	280,013	(9)
Brown Brothers Harriman	07/07/25	USD	3,177	EUR	2,744	46
Brown Brothers Harriman	07/07/25	NOK	1,341	USD	134	1
Brown Brothers Harriman	07/07/25	NOK	2,120	USD	209	—
Brown Brothers Harriman	07/07/25	SEK	1,987	USD	209	1
Brown Brothers Harriman	07/07/25	SEK	1,679	USD	175	(2)
Brown Brothers Harriman	07/07/25	JPY	102,993	USD	717	3
Brown Brothers Harriman	07/07/25	JPY	280,540	USD	1,933	(10)
Standard Chartered	07/07/25	AUD	2,929	USD	1,893	(26)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	07/07/25	CAD	15,081	USD	11,006	$(50)
Standard Chartered	07/07/25	JPY	5,763,952	USD	40,481	551
Westpac Banking	07/07/25	GBP	13,585	USD	18,339	(278)
Westpac Banking	07/07/25	CHF	15,486	USD	18,935	(534)
Westpac Banking	07/07/25	DKK	21,160	USD	3,242	(89)
Westpac Banking	07/07/25	EUR	34,591	USD	39,472	(1,147)
Westpac Banking	07/07/25	SEK	58,794	USD	6,150	(21)
						$(1,587)

Percentages are based on Net Assets of $786,958 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,798	$126,535	$(139,247)	$—	$—	$11,086	$275	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 9.3%
Alphabet Inc, Cl A	7,499	$1,322
Alphabet Inc, Cl C	17,495	3,103
AT&T Inc	477,204	13,810
Cargurus Inc, Cl A *	24,633	824
Comcast Corp, Cl A	42,549	1,519
Electronic Arts Inc	7,850	1,254
Fox Corp, Cl A	136,664	7,659
Fox Corp, Cl B	71,120	3,672
Madison Square Garden Sports Corp *	10,131	2,117
Meta Platforms Inc, Cl A	3,378	2,493
New York Times Co/The, Cl A	90,194	5,049
SK Telecom Co Ltd ADR	82,928	1,936
Spotify Technology SA *	1,142	876
T-Mobile US Inc	24,791	5,907
Verizon Communications Inc	277,085	11,989
Yelp Inc, Cl A *	37,804	1,296

		64,826
Consumer Discretionary — 7.5%
Amazon.com Inc, Cl A *	2,914	639
AutoZone Inc *	3,042	11,293
Booking Holdings Inc	670	3,879
Coupang Inc, Cl A *	1,850	55
Darden Restaurants Inc	11,797	2,571
eBay Inc	34,245	2,550
Garmin Ltd	4,798	1,001
Grand Canyon Education Inc *	7,620	1,440
H&R Block Inc	52,752	2,896
Honda Motor Co Ltd ADR	132,121	3,809
Mattel Inc *	143,049	2,821
McDonald's Corp	23,860	6,971
Murphy USA Inc	4,080	1,660
Texas Roadhouse Inc, Cl A	28,301	5,304
TJX Cos Inc/The	33,221	4,103
Toyota Motor Corp ADR	8,718	1,502

		52,494
Consumer Staples — 14.7%
Altria Group Inc	162,349	9,519
Archer-Daniels-Midland Co	562	30
Campbell Soup Co	39,600	1,214
Casey's General Stores Inc	2,654	1,354
Church & Dwight Co Inc	67,498	6,487
Coca-Cola Co/The	58,844	4,163
Coca-Cola Europacific Partners PLC	38,584	3,578
Colgate-Palmolive Co	33,005	3,000
Costco Wholesale Corp	9,748	9,650
General Mills Inc	58,945	3,054
Hershey Co/The	32,131	5,332
Ingredion Inc	28,345	3,844
Kellanova	17,852	1,420
Kimberly-Clark Corp	29,339	3,782
Kraft Heinz Co/The	9,360	242

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	99,609	$7,145
McCormick & Co Inc/MD	71,893	5,451
Metro Inc/CN, Cl A	32,693	2,563
Molson Coors Beverage Co, Cl B	102,880	4,947
PepsiCo Inc	54,885	7,247
Philip Morris International Inc	21,011	3,827
Procter & Gamble Co/The	11,444	1,823
Tyson Foods Inc, Cl A	20,229	1,132
Walmart Inc	121,490	11,879

		102,683
Energy — 1.6%
Chevron Corp	178	26
DT Midstream Inc	7,200	791
Exxon Mobil Corp	15,322	1,652
Marathon Petroleum Corp	7,762	1,289
Shell PLC ADR	15,825	1,114
TotalEnergies ADR	12,457	765
Williams Cos Inc/The	83,772	5,262

		10,899
Financials — 12.4%
Aflac Inc	97,961	10,331
Allstate Corp/The	40,175	8,088
American Financial Group Inc/OH	17,700	2,234
Bank of New York Mellon Corp/The	26,453	2,410
Berkshire Hathaway Inc, Cl B *	7,600	3,692
Cboe Global Markets Inc	29,081	6,782
Chubb Ltd	10,965	3,177
Citigroup Inc	39,578	3,369
Cullen/Frost Bankers Inc	13,236	1,701
Everest Group Ltd	21,210	7,208
Federated Hermes Inc, Cl B	92,335	4,092
Hartford Financial Services Group Inc/The	5,052	641
Jack Henry & Associates Inc	10,939	1,971
Mastercard Inc, Cl A	7,038	3,955
National Bank of Canada	17,073	1,758
Old Republic International Corp	2,633	101
Progressive Corp/The	38,529	10,282
RenaissanceRe Holdings Ltd	12,315	2,991
Travelers Cos Inc/The	20,142	5,389
Unum Group	11,706	945
Visa Inc, Cl A	14,471	5,138

		86,255
Health Care — 14.5%
Abbott Laboratories	6,161	838
AbbVie Inc	48,800	9,058
Amgen Inc, Cl A	16,800	4,691
AstraZeneca PLC ADR	44,141	3,085
BioMarin Pharmaceutical Inc *	9,922	545
Bristol-Myers Squibb Co	50,218	2,325
Cardinal Health Inc	42,164	7,084
Cencora Inc, Cl A	25,505	7,648
Chemed Corp	2,196	1,069

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cigna Group/The	3,279	$1,084
CVS Health Corp	37,310	2,574
Elevance Health Inc	24,826	9,656
Eli Lilly & Co	4,620	3,601
Encompass Health Corp	8,408	1,031
Exelixis Inc *	126,005	5,554
Gilead Sciences Inc	58,002	6,431
Incyte Corp *	71,509	4,870
Jazz Pharmaceuticals PLC *	9,071	963
Johnson & Johnson	29,383	4,488
McKesson Corp	8,957	6,563
Merck & Co Inc	70,893	5,612
Neurocrine Biosciences Inc *	16,208	2,037
Pfizer Inc	41,260	1,000
Stryker Corp	6,744	2,668
United Therapeutics Corp *	14,228	4,088
Veeva Systems Inc, Cl A *	4,423	1,274
Zoetis Inc, Cl A	5,894	919

		100,756
Industrials — 9.1%
Allison Transmission Holdings Inc	6,151	584
Automatic Data Processing Inc	11,453	3,532
Brink's Co/The	8,961	800
Carrier Global Corp	41,119	3,010
CH Robinson Worldwide Inc	23,402	2,245
Cintas Corp	12,911	2,878
CSG Systems International Inc	1,812	118
Cummins Inc	12,145	3,978
Donaldson Co Inc, Cl A	33,835	2,346
EMCOR Group Inc	5,250	2,808
General Dynamics Corp	9,200	2,683
L3Harris Technologies Inc	10,890	2,732
Landstar System Inc	11,414	1,587
Lockheed Martin Corp	11,673	5,406
Northrop Grumman Corp	12,612	6,306
Republic Services Inc	20,903	5,155
Robert Half Inc	8,900	365
Rollins Inc	1,738	98
RTX Corp	31,823	4,647
Waste Management Inc	54,130	12,386

		63,664
Information Technology — 21.7%
Adobe Inc *	17,976	6,955
Amdocs Ltd	127,438	11,627
Apple Inc	44,166	9,062
Arrow Electronics Inc, Cl A *	30,456	3,881
Avnet Inc	98,638	5,236
Box Inc, Cl A *	3,101	106
Cisco Systems Inc	202,257	14,033
Cognizant Technology Solutions Corp, Cl A	51,408	4,011
Dolby Laboratories Inc, Cl A	28,538	2,119
Dropbox Inc, Cl A *	141,705	4,053

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dynatrace Inc *	4,982	$275
F5 Inc, Cl A *	17,272	5,084
Gartner Inc *	3,913	1,582
Gen Digital Inc	17,303	509
InterDigital Inc	1,696	380
International Business Machines Corp	26,774	7,892
Microsoft Corp	31,310	15,574
Motorola Solutions Inc	22,133	9,306
NetApp Inc	47,616	5,073
Open Text Corp	51,325	1,499
Oracle Corp, Cl B	58,429	12,774
PTC Inc *	3,808	656
Roper Technologies Inc	12,070	6,842
Synopsys Inc *	18,674	9,574
TD SYNNEX Corp	20,158	2,735
VeriSign Inc	35,046	10,121

		150,959
Materials — 2.7%
AptarGroup Inc	6,262	979
Avery Dennison Corp	26,300	4,615
LyondellBasell Industries NV, Cl A	47,176	2,730
NewMarket Corp	3,975	2,746
Royal Gold Inc, Cl A	6,885	1,224
Sealed Air Corp	96,318	2,989
Silgan Holdings Inc	57,384	3,109
Sonoco Products Co	9,504	414

		18,806
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,812

Utilities — 4.3%
Ameren Corp	21,800	2,094
American Electric Power Co Inc	23,100	2,397
DTE Energy Co	25,361	3,359
Duke Energy Corp	26,375	3,112
Entergy Corp	34,800	2,893
National Fuel Gas Co	74,639	6,323
NextEra Energy Inc	16,568	1,150
Portland General Electric Co	39,600	1,609
Public Service Enterprise Group Inc	27,400	2,306
Southern Co/The	19,305	1,773
WEC Energy Group Inc	29,250	3,048

		30,064
Total Common Stock
(Cost $360,425) ($ Thousands)		683,218

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	12,272,074	$12,272
Total Cash Equivalent
(Cost $12,272) ($ Thousands)		12,272
Total Investments in Securities — 99.9%
(Cost $372,697) ($ Thousands)		$695,490

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	12	Sep-2025	$3,684	$3,752	$68

Percentages are based on Net Assets of $695,988 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,348	$233,135	$(235,211)	$—	$—	$12,272	$487	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%
Australia — 3.9%
Communication Services — 0.3%
CAR Group Ltd	4,561	$112
REA Group Ltd	2,613	412
Telstra Group Ltd, Cl B	91,622	291
		815
Consumer Discretionary — 0.4%
Harvey Norman Holdings Ltd	101,160	349
JB Hi-Fi Ltd	2,079	150
Wesfarmers Ltd	5,000	278
		777
Consumer Staples — 0.2%
Coles Group Ltd	13,254	181
Metcash Ltd, Cl A	128,011	328
		509
Financials — 0.8%
Bendigo & Adelaide Bank Ltd	67,029	555
QBE Insurance Group Ltd	89,211	1,368
		1,923
Health Care — 0.2%
CSL Ltd	2,749	431

Industrials — 1.0%
Aurizon Holdings Ltd	226,706	450
Brambles Ltd	79,452	1,220
Computershare Ltd	14,523	380
Ventia Services Group Pty Ltd	61,270	208
		2,258
Materials — 0.2%
Northern Star Resources Ltd	3,036	37
Orica Ltd	12,242	157
Rio Tinto Ltd	3,059	215
		409
Utilities — 0.8%
AGL Energy Ltd	148,743	949
Origin Energy Ltd	113,708	804
		1,753
Total Australia		8,875

Austria — 0.7%
Communication Services — 0.4%
Eurotelesites AG *	20,380	122
Telekom Austria AG, Cl A	64,832	734
		856
Industrials — 0.3%
ANDRITZ AG	8,883	659

Utilities — 0.0%
EVN AG	3,725	102
Total Austria		1,617

Belgium — 1.1%
Communication Services — 0.2%
Proximus SADP	44,715	434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.3%
Colruyt Group N.V	16,933	$730

Financials — 0.5%
Ageas SA/NV	16,699	1,125

Industrials — 0.1%
Ackermans & van Haaren	1,304	333
Total Belgium		2,622

Canada — 1.9%
Communication Services — 0.2%
Cogeco Communications Inc	10,108	526

Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	4,092	556

Consumer Staples — 0.3%
Loblaw Cos Ltd	3,474	574

Financials — 0.9%
Bank of Nova Scotia/The, Cl C	1,872	103
Canadian Imperial Bank of Commerce	12,612	894
Great-West Lifeco Inc	2,485	94
iA Financial Corp Inc	5,322	582
Power Corp of Canada	14,118	550
		2,223
Utilities — 0.3%
Atco Ltd/Canada, Cl I	15,063	561
Total Canada		4,440

China — 0.5%
Financials — 0.5%
BOC Hong Kong Holdings Ltd	255,000	1,108

Denmark — 2.4%
Consumer Staples — 0.4%
Carlsberg AS, Cl B	3,036	429
Scandinavian Tobacco Group A/S	20,804	275
UIE PLC	2,890	140
		844
Financials — 1.8%
Danske Bank A/S	48,451	1,970
Jyske Bank A/S	2,041	206
Sydbank AS	17,405	1,286
Tryg A/S	20,931	539
		4,001
Health Care — 0.2%
Coloplast A/S, Cl B	2,216	210
H Lundbeck	13,977	80
Novo Nordisk A/S, Cl B	5,252	363
		653
Total Denmark		5,498

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.9%
Communication Services — 0.1%
Elisa Oyj	4,126	$229

Consumer Staples — 0.1%
Kesko Oyj, Cl B	6,655	164

Health Care — 0.1%
Orion Oyj, Cl B	3,767	282

Information Technology — 0.3%
Nokia Oyj	57,304	296
TietoEVRY Oyj	17,877	338
		634
Materials — 0.3%
Kemira Oyj	27,888	644
Total Finland		1,953

France — 8.9%
Communication Services — 1.7%
Metropole Television SA	28,527	440
Orange SA	229,019	3,473
		3,913
Consumer Discretionary — 0.5%
Cie Generale des Etablissements Michelin SCA	28,550	1,058

Consumer Staples — 1.0%
Carrefour SA	71,712	1,008
Danone SA	16,159	1,316
Rallye SA *	776,984	40
		2,364
Energy — 0.6%
Gaztransport Et Technigaz SA	643	127
TotalEnergies SE	17,251	1,053
		1,180
Financials — 1.1%
AXA SA	26,596	1,301
BNP Paribas SA	3,209	287
Credit Agricole SA	45,838	864
		2,452
Health Care — 0.7%
Sanofi SA	17,377	1,677

Industrials — 1.5%
Bouygues SA	19,740	890
Bureau Veritas SA	4,219	144
Eiffage SA	7,098	994
Legrand SA	2,659	355
Societe BIC SA	12,086	750
SPIE SA	2,198	123
Thales SA, Cl A	968	284
		3,540
Information Technology — 0.0%
Dassault Systemes SE	2,669	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.4%
Air Liquide SA	4,269	$877

Utilities — 1.4%
Engie SA	135,035	3,160
Total France		20,317

Germany — 7.0%
Communication Services — 1.7%
Deutsche Telekom AG	96,524	3,514
Freenet AG	8,718	283
Scout24 SE	772	106
		3,903
Consumer Discretionary — 0.4%
Hornbach Holding AG & Co KGaA	7,735	963

Consumer Staples — 0.4%
Beiersdorf AG	5,931	742
Henkel AG & Co KGaA	1,777	128
		870
Financials — 2.5%
Allianz SE	2,715	1,098
Deutsche Boerse AG	4,532	1,474
Hannover Rueck SE	1,509	473
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,726	1,763
Talanx AG	7,276	940
		5,748
Health Care — 0.6%
Fresenius Medical Care AG	10,054	575
Fresenius SE & Co KGaA	8,478	425
Merck KGaA	1,146	148
Siemens Healthineers AG	1,882	104
		1,252
Industrials — 0.8%
Daimler Truck Holding	10,758	509
Deutsche Post AG	15,855	731
GEA Group AG	4,343	303
Knorr-Bremse AG	2,220	214
Pfeiffer Vacuum Technology	628	120
		1,877
Information Technology — 0.3%
SAP SE	2,500	761

Materials — 0.0%
Evonik Industries AG	2,271	47

Real Estate — 0.1%
Sirius Real Estate Ltd	87,389	117

Utilities — 0.2%
E.ON SE	29,874	549
Total Germany		16,087

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong — 3.1%
Communication Services — 1.0%
HKT Trust & HKT Ltd	1,177,238	$1,758
PCCW Ltd	474,704	322
SmarTone Telecommunications Holdings Ltd	214,500	120
		2,200
Consumer Discretionary — 0.0%
Chow Sang Sang Holdings International	94,000	102

Consumer Staples — 0.8%
WH Group Ltd	1,999,870	1,925

Financials — 0.2%
Bank of East Asia	49,200	76
Dah Sing Banking Group Ltd	328,549	381
		457
Industrials — 0.1%
CK Hutchison Holdings Ltd	42,500	262

Information Technology — 0.5%
VTech Holdings Ltd	151,100	1,097

Real Estate — 0.2%
CK Asset Holdings Ltd	83,000	367

Utilities — 0.3%
CLP Holdings Ltd, Cl B	19,000	160
HK Electric Investments & HK Electric Investments Ltd	306,500	224
Power Assets Holdings Ltd	42,500	273
		657
Total Hong Kong		7,067

Indonesia — 0.1%
Consumer Staples — 0.1%
First Resources Ltd	191,700	221

Ireland — 0.1%
Consumer Staples — 0.1%
Glanbia PLC	14,522	213

Israel — 2.8%
Communication Services — 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	162,382	277

Consumer Staples — 0.1%
Shufersal Ltd	15,221	175

Energy — 0.0%
Oil Refineries Ltd	540,666	146

Financials — 1.1%
Bank Hapoalim BM	23,045	443
Bank Leumi Le-Israel BM	58,139	1,082
Isracard Ltd	29,937	154

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mizrahi Tefahot Bank Ltd	12,013	$784
		2,463
Industrials — 0.1%
Elbit Systems Ltd	360	160

Information Technology — 1.4%
Check Point Software Technologies Ltd *	12,299	2,721
Nice Ltd ADR *	1,014	171
Nova Ltd *	317	87
Radware Ltd *	5,518	163
		3,142
Total Israel		6,363

Italy — 2.1%
Consumer Discretionary — 0.2%
Pirelli & C SpA	82,873	569

Energy — 0.3%
Eni SpA	45,545	734

Financials — 0.3%
Generali	12,772	453
Unipol Gruppo SpA	14,306	283
		736
Industrials — 0.1%
Leonardo SpA	3,408	191

Utilities — 1.2%
A2A SpA	390,746	1,048
ACEA SpA	16,169	390
Enel SpA	38,590	365
Italgas SpA	45,006	380
Terna - Rete Elettrica Nazionale	27,136	278
		2,461
Total Italy		4,691

Japan — 22.5%
Communication Services — 2.4%
KDDI Corp	150,549	2,583
Nippon Telegraph & Telephone Corp	473,000	504
Nippon Television Holdings Inc	13,100	303
Okinawa Cellular Telephone Co	6,200	219
SoftBank Corp	1,349,034	2,083
		5,692
Consumer Discretionary — 2.5%
Autobacs Seven Co Ltd	10,000	99
Bandai Namco Holdings Inc	11,971	428
Bridgestone Corp	18,300	747
EDION Corp	19,400	283
Honda Motor Co Ltd	57,100	549
Isuzu Motors	7,500	95
Komeri Co Ltd	5,000	102
McDonald's Holdings Co Japan Ltd	24,300	1,003
Niterra Co Ltd	16,200	537
Sankyo Co Ltd	68,500	1,264
Sekisui House Ltd	17,800	392

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Subaru Corp	10,300	$178
Sumitomo Rubber Industries Ltd	17,600	199
Toyota Boshoku Corp	3,900	53
Yamada Holdings Co Ltd	102,300	321
		6,250
Consumer Staples — 3.1%
Arcs Co Ltd	20,400	421
Ezaki Glico Co Ltd	13,300	424
Fuji Nihon Seito Corp	7,600	57
Heiwado Co Ltd	7,900	155
Itoham Yonekyu Holdings Inc	8,680	294
Japan Tobacco Inc	39,000	1,146
Kao Corp	9,900	442
Kewpie Corp	12,300	287
Kirin Holdings Co Ltd	19,800	277
Lion Corp	25,400	262
Megmilk Snow Brand Co Ltd	17,400	329
MEIJI Holdings Co Ltd	42,900	946
Mitsubishi Shokuhin Co Ltd	8,000	350
Morinaga	8,800	145
NH Foods Ltd	8,500	294
Nichirei Corp	13,000	170
Nippn Corp	10,100	149
Nisshin Seifun Group Inc	14,500	173
Nitto Fuji Flour Milling Co Ltd	5,000	246
Sundrug Co Ltd	8,200	256
Valor Holdings Co Ltd	14,300	249
		7,072
Energy — 1.2%
ENEOS Holdings Inc	248,400	1,229
Idemitsu Kosan Co Ltd	20,800	126
Inpex Corp	53,300	747
Itochu Enex Co Ltd	53,800	643
		2,745
Financials — 2.7%
Iyogin Holdings	8,900	97
Japan Post Bank Co Ltd	17,600	189
Japan Post Holdings Co Ltd	77,900	720
Mitsubishi HC Capital	49,000	360
Mitsubishi UFJ Financial Group Inc	55,400	758
Mizuho Financial Group Inc	50,280	1,391
MS&AD Insurance Group Holdings Inc	6,800	152
Sompo Holdings Inc	7,200	217
Sumitomo Mitsui Financial Group Inc	23,600	593
Sumitomo Mitsui Trust Holdings Inc	34,200	907
Yamaguchi Financial Group Inc	58,000	623
		6,007
Health Care — 1.3%
Alfresa Holdings Corp	20,700	282
Daiichi Sankyo Co Ltd	7,500	175
Hoya Corp	1,500	178
Kaken Pharmaceutical Co Ltd	11,400	301
Ono Pharmaceutical Co Ltd	16,100	174

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otsuka Holdings Co Ltd	13,700	$678
Shionogi & Co Ltd	54,300	975
Toho Holdings Co Ltd	5,000	161
		2,924
Industrials — 3.5%
Amada Holdings	19,600	213
Central Japan Railway Co	12,500	280
ITOCHU Corp	8,600	450
Kajima Corp	17,300	451
Kamigumi Co Ltd	5,400	150
Keisei Electric Railway Co Ltd	4,689	44
Kinden Corp	10,800	317
Marubeni Corp	4,800	97
MIRAIT ONE corp	41,700	732
Mitsubishi Electric Corp	5,800	125
Mitsui & Co Ltd	6,400	130
NGK Insulators	16,200	203
NIPPON EXPRESS HOLDINGS INC	8,300	166
Obayashi Corp	11,500	174
Raito Kogyo Co Ltd	7,000	139
Sankyu Inc	7,300	390
Secom Co Ltd	28,100	1,007
Seino Holdings Co Ltd	27,400	420
Sekisui Chemical Co Ltd	41,000	741
Senko Group Holdings Co Ltd	25,000	340
Sojitz	13,900	340
Sumitomo Corp	20,800	537
Sumitomo Heavy Industries Ltd	11,800	241
TOPPAN Holdings Inc	5,800	158
Zaoh Co Ltd	8,700	147
		7,992
Information Technology — 3.1%
Amano Corp	7,600	235
Anritsu Corp	22,500	290
Brother Industries Ltd	35,257	606
Canon Inc	54,500	1,578
Citizen Watch Co Ltd	27,400	162
FUJIFILM Holdings Corp	15,200	331
Kyocera Corp	10,000	120
NEC Corp	5,000	146
Nippon Electric Glass	13,300	315
Obic Co Ltd	9,600	372
Oracle Corp Japan	3,300	392
Otsuka Corp	18,200	370
Seiko Epson Corp	29,900	392
TIS Inc	25,600	857
Trend Micro Inc/Japan	8,500	586
		6,752
Materials — 1.7%
Aica Kogyo	6,700	167
Asahi Kasei Corp	75,200	534
Daicel Corp	45,200	378
Daiki Aluminium Industry Co Ltd	9,800	66

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaneka Corp	9,400	$258
Kuraray Co Ltd	77,900	989
Kurimoto Ltd	5,300	208
Lintec Corp	17,400	356
Mitsui Chemicals Inc	9,100	210
Nippon Kayaku Co Ltd	12,700	114
Nippon Light Metal Holdings Co Ltd	12,300	138
Rengo Co Ltd	31,100	168
Toyo Seikan Group Holdings Ltd	8,100	158
		3,744
Real Estate — 0.4%
AEON REIT Investment Corp ‡	223	196
Daito Trust Construction Co Ltd	4,000	434
Keihanshin Building Co Ltd	4,300	45
Nippon Building Fund Inc ‡	280	258
		933
Utilities — 0.6%
Chubu Electric Power Co Inc	9,800	121
Kansai Electric Power Co Inc/The	5,000	59
Osaka Gas Co Ltd	46,300	1,184
		1,364
Total Japan		51,475

Jordan — 0.3%
Health Care — 0.3%
Hikma Pharmaceuticals PLC	27,675	754

Netherlands — 3.6%
Communication Services — 0.4%
Koninklijke KPN NV	194,819	947

Consumer Staples — 1.7%
Koninklijke Ahold Delhaize NV	94,539	3,938

Energy — 0.1%
Koninklijke Vopak NV	1,326	66
Shell PLC	3,555	124
		190
Financials — 1.0%
ABN AMRO Bank NV	11,695	319
NN Group NV	26,765	1,773
		2,092
Industrials — 0.4%
Wolters Kluwer NV	5,732	955
Total Netherlands		8,122

New Zealand — 0.6%
Communication Services — 0.1%
Spark New Zealand Ltd	163,973	242

Energy — 0.1%
Channel Infrastructure NZ	211,528	282

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	19,131	419

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.2%
Mercury NZ Ltd	79,685	$291
Meridian Energy Ltd	35,190	126
		417
Total New Zealand		1,360

Norway — 1.4%
Communication Services — 0.3%
Telenor ASA	49,337	765

Consumer Staples — 0.4%
Orkla ASA	84,130	912

Financials — 0.6%
DNB Bank ASA	34,667	955
Sparebank 1 Oestlandet	8,506	163
SpareBank 1 SR-Bank ASA	17,208	315
		1,433
Materials — 0.1%
Norsk Hydro ASA	28,454	162
Total Norway		3,272

Portugal — 0.4%
Communication Services — 0.1%
NOS SGPS SA	53,983	245

Consumer Staples — 0.2%
Sonae SGPS SA	383,487	544

Materials — 0.1%
Navigator Co SA/The	29,618	111
Total Portugal		900

Singapore — 3.9%
Consumer Staples — 0.1%
Sheng Siong Group Ltd	208,000	306

Financials — 2.8%
DBS Group Holdings Ltd	55,670	1,962
Oversea-Chinese Banking Corp Ltd	114,100	1,461
Singapore Exchange Ltd	131,600	1,538
United Overseas Bank Ltd	48,300	1,365
		6,326
Industrials — 1.0%
ComfortDelGro Corp Ltd	153,200	172
Jardine Cycle & Carriage Ltd	50,900	975
Jardine Matheson Holdings Ltd	8,300	399
Singapore Technologies Engineering Ltd	110,400	676
		2,222
Information Technology — 0.0%
Venture Corp Ltd	8,100	72
Total Singapore		8,926

South Africa — 0.0%
Energy — 0.0%
Thungela Resources Ltd	1,394	7

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 3.3%
Communication Services — 0.0%
Telefonica SA	23,189	$121

Consumer Discretionary — 0.1%
Industria de Diseno Textil SA	3,162	164

Energy — 0.2%
Repsol SA, Cl A	24,993	364

Financials — 0.1%
CaixaBank SA	36,438	315

Health Care — 0.1%
Faes Farma SA	27,579	148

Industrials — 1.3%
ACS Actividades de Construccion y Servicios SA	11,869	822
Aena SME	6,930	184
Logista Integral SA	56,226	1,835
Prosegur Cash	136,462	131
		2,972
Information Technology — 0.3%
Indra Sistemas	18,499	800

Utilities — 1.2%
Endesa SA	63,614	2,008
Iberdrola SA	32,300	618
		2,626
Total Spain		7,510

Sweden — 1.9%
Communication Services — 0.3%
Telia Co AB	187,193	668

Consumer Discretionary — 0.2%
Betsson, Cl B	22,582	474

Consumer Staples — 0.1%
Essity AB, Cl B	6,018	165

Financials — 0.5%
Industrivarden AB, Cl C	6,286	225
Nordea Bank Abp, Cl A	1,492	22
Skandinaviska Enskilda Banken AB, Cl A	20,512	355
Swedbank AB, Cl A	27,866	733
		1,335
Industrials — 0.5%
Epiroc AB, Cl B	14,793	281
Loomis, Cl B	4,228	177
Securitas AB, Cl B	14,227	211
Volvo AB, Cl B	13,386	373
		1,042
Information Technology — 0.1%
KNOW IT AB	7,589	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Telefonaktiebolaget LM Ericsson ADR	31,699	$269
		371
Materials — 0.1%
Svenska Cellulosa AB SCA, Cl B	11,438	148

Real Estate — 0.1%
Nyfosa AB	18,745	185
Total Sweden		4,388

Switzerland — 9.6%
Communication Services — 0.5%
Swisscom AG	1,168	826
TX Group AG	559	146
		972
Consumer Staples — 0.4%
Chocoladefabriken Lindt & Spruengli AG	37	621
Nestle SA	1,229	122
		743
Financials — 2.3%
Baloise Holding AG	94	22
Berner Kantonalbank AG	404	128
EFG International AG	12,957	239
Swiss Life Holding AG	619	624
Swiss Re AG	11,288	1,946
Thurgauer Kantonalbank	927	178
Valiant Holding AG	4,744	720
Vontobel Holding AG	1,329	107
Zurich Insurance Group AG	1,818	1,267
		5,231
Health Care — 3.2%
Alcon Inc	3,282	290
Galderma Group	1,891	274
Novartis AG	36,291	4,387
Roche Holding AG	6,253	2,033
Sandoz Group AG	4,317	236
Sonova Holding AG	1,166	346
		7,566
Industrials — 1.0%
ABB Ltd	9,006	538
Schindler Holding AG	2,187	811
SGS SA	8,569	867
		2,216
Information Technology — 0.1%
ALSO Holding AG	606	204
Logitech International SA	1,303	118
		322
Materials — 0.7%
Amrize Ltd *	7,249	360
EMS-Chemie Holding AG	68	51
Givaudan SA	63	305
Holcim AG	7,249	537
Sika AG	1,337	362
		1,615

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.9%
PSP Swiss Property AG	3,886	$714
Swiss Prime Site AG	9,643	1,440
		2,154
Utilities — 0.5%
BKW AG	5,174	1,127
Total Switzerland		21,946

United Kingdom — 12.5%
Communication Services — 0.7%
Auto Trader Group PLC	26,816	303
BT Group PLC, Cl A	315,618	839
Rightmove PLC	9,779	106
Vodafone Group PLC	490,819	524
		1,772
Consumer Discretionary — 0.6%
Inchcape PLC	12,434	124
Kingfisher PLC	130,332	520
Pearson PLC	49,053	720
		1,364
Consumer Staples — 5.1%
British American Tobacco PLC	25,322	1,202
Coca-Cola Europacific Partners PLC	4,360	404
Coca-Cola HBC AG	23,087	1,204
Imperial Brands PLC	84,857	3,346
J Sainsbury PLC	266,222	1,058
Premier Foods PLC	271,883	743
Tesco PLC	549,341	3,022
Unilever PLC	9,501	576
		11,555
Energy — 0.8%
BP PLC	63,273	315
Shell PLC	45,087	1,574
		1,889
Financials — 1.2%
3i Group PLC	10,364	585
Aviva PLC	56,250	477
Bank of Georgia Group PLC	1,864	181
HSBC Holdings PLC	99,862	1,206
IG Group Holdings PLC	16,933	247
		2,696
Health Care — 1.0%
GSK PLC	90,145	1,716
Haleon PLC	112,185	576
		2,292
Industrials — 2.3%
BAE Systems PLC	45,100	1,166
Balfour Beatty PLC	63,348	454
DCC PLC	1,124	73
Experian PLC	1,960	101
Ferguson Enterprises	1,009	220
Howden Joinery Group PLC	31,799	373
Mitie Group	250,876	486

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QinetiQ Group PLC	61,649	$436
RELX PLC	19,793	1,070
Serco Group PLC	335,629	929
		5,308
Information Technology — 0.5%
Computacenter PLC	4,428	146
Sage Group PLC/The	52,098	893
		1,039
Materials — 0.1%
Atalaya Mining PLC	22,294	139

Real Estate — 0.0%
Supermarket Income Reit PLC ‡	90,317	105

Utilities — 0.2%
Centrica PLC	211,313	468
Total United Kingdom		28,627

United States — 0.2%
Communication Services — 0.2%
Spotify Technology SA *	452	347

Information Technology — 0.0%
CyberArk Software Ltd *	261	106
Total United States		453

Total Common Stock
(Cost $138,620) ($ Thousands)		218,812

PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA(A)	14,370	1,125

Total Preferred Stock
(Cost $903) ($ Thousands)		1,125
	Face Amount (Thousands)
CONVERTIBLE BOND — 0.0%
Silver Airways
16.000%cash/0% PIK, 01/07/2028(B)	–	–

Total Convertible Bond
(Cost $0) ($ Thousands)		–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	2,836,568	$2,837
Total Cash Equivalent
(Cost $2,837) ($ Thousands)		2,837
Total Investments in Securities — 97.4%
(Cost $142,360) ($ Thousands)		$222,774

Percentages are based on Net Assets of $228,774 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	10	Sep-2025	$608	$625	$8
FTSE 100 Index	4	Sep-2025	477	482	1
SPI 200 Index	1	Sep-2025	136	139	1
TOPIX Index	2	Sep-2025	377	396	13
			$1,598	$1,642	$23

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,367	$34,811	$(33,341)	$—	$—	$2,837	$76	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.2%

Real Estate — 97.2%
Agree Realty Corp ‡	17,230	$1,259
Alexandria Real Estate Equities Inc ‡	3,970	288
American Healthcare REIT Inc ‡	21,050	773
American Homes 4 Rent, Cl A ‡	22,130	798
American Tower Corp, Cl A ‡	18,720	4,138
Americold Realty Trust Inc ‡	14,150	235
Apple Hospitality REIT Inc ‡	10,380	121
Brixmor Property Group Inc ‡	53,810	1,401
Broadstone Net Lease Inc, Cl A ‡	31,660	508
BXP Inc ‡	9,000	607
Camden Property Trust ‡	15,250	1,719
CBRE Group Inc, Cl A *	9,140	1,281
Cousins Properties Inc ‡	32,390	973
Crown Castle Inc ‡	13,620	1,399
CubeSmart ‡	18,870	802
DiamondRock Hospitality Co ‡	45,840	351
Digital Realty Trust Inc, Cl A ‡	16,484	2,874
Douglas Emmett Inc ‡	10,270	154
Elme Communities ‡	7,383	117
Empire State Realty Trust Inc, Cl A ‡	26,130	211
Equinix Inc ‡	4,870	3,874
Equity Residential ‡	19,950	1,346
Extra Space Storage Inc ‡	15,920	2,347
Federal Realty Investment Trust ‡	7,580	720
First Industrial Realty Trust Inc ‡	11,990	577
FrontView REIT Inc ‡	12,490	150
Healthcare Realty Trust Inc, Cl A ‡	31,110	493
Healthpeak Properties Inc ‡	94,165	1,649
Host Hotels & Resorts Inc ‡	67,310	1,034
Hudson Pacific Properties Inc ‡	24,997	69
Independence Realty Trust Inc ‡	15,580	276
Invitation Homes Inc ‡	35,000	1,148
Iron Mountain Inc ‡	11,927	1,223
Jones Lang LaSalle Inc *	990	253
Kimco Realty Corp ‡	67,230	1,413
Kite Realty Group Trust ‡	44,020	997
Lamar Advertising Co, Cl A ‡	1,880	228
Lineage Inc ‡	7,590	330

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LXP Industrial Trust, Cl B ‡	20,320	$168
Macerich Co/The ‡	19,950	323
National Health Investors Inc ‡	7,480	525
NETSTREIT Corp ‡	23,095	391
NNN REIT Inc ‡	11,290	488
Omega Healthcare Investors Inc ‡	22,890	839
Prologis Inc ‡	31,380	3,299
Public Storage ‡	2,860	839
Realty Income Corp ‡	27,270	1,571
Rexford Industrial Realty Inc ‡	21,660	770
SBA Communications Corp, Cl A ‡	7,210	1,693
Simon Property Group Inc ‡	8,490	1,365
Sun Communities Inc ‡	2,820	357
Sunstone Hotel Investors Inc ‡	23,380	203
UDR Inc ‡	45,850	1,872
Ventas Inc ‡	42,100	2,659
VICI Properties Inc, Cl A ‡	23,530	767
Vornado Realty Trust ‡	18,920	724
Welltower Inc ‡	23,910	3,676
Weyerhaeuser Co ‡	33,360	857

		61,522
Total Common Stock
(Cost $46,104) ($ Thousands)		61,522

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	1,616,993	1,617
Total Cash Equivalent
(Cost $1,617) ($ Thousands)		1,617
Total Investments in Securities — 99.8%
(Cost $47,721) ($ Thousands)		$63,139

Percentages are based on Net Assets of $63,284 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$700	$13,049	$(12,132)	$—	$—	$1,617	$30	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 43.3%
Agency Mortgage-Backed Obligations — 37.7%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$99	$101
7.000%, 04/01/2031 to 03/01/2039	37	39
6.500%, 10/01/2031 to 03/01/2055	4,473	4,690
6.000%, 02/01/2032 to 06/01/2055	34,537	35,410
5.500%, 12/01/2052 to 05/01/2055	27,163	27,333
5.000%, 06/01/2033 to 12/01/2054	12,926	12,758
4.500%, 04/01/2035 to 08/01/2053	15,448	14,896
4.000%, 08/01/2041 to 02/01/2053	25,142	23,573
3.500%, 01/01/2038 to 08/01/2053	24,882	22,865
3.000%, 10/01/2032 to 06/01/2052	53,696	47,316
2.500%, 10/01/2031 to 07/01/2052	82,797	71,388
2.000%, 11/01/2030 to 05/01/2052	64,294	52,899
FHLMC ARM
5.450%, SOFR30A + 2.090%, 05/01/2055(A)	330	333
5.415%, RFUCCT1Y + 1.640%, 11/01/2048(A)	268	279
5.133%, SOFR30A + 2.225%, 06/01/2055(A)	2,703	2,719
5.068%, SOFR30A + 2.060%, 07/01/2055(A)	301	303
5.020%, SOFR30A + 2.139%, 06/01/2055(A)	567	571
4.991%, SOFR30A + 2.258%, 02/01/2054(A)	357	360
4.855%, SOFR30A + 2.246%, 06/01/2055(A)	3,027	3,020
4.841%, SOFR30A + 2.154%, 01/01/2055(A)	952	958
4.610%, SOFR30A + 2.352%, 03/01/2053(A)	1,173	1,159
4.222%, SOFR30A + 2.304%, 05/01/2053(A)	1,326	1,313
3.951%, SOFR30A + 2.140%, 08/01/2052(A)	490	474
3.515%, RFUCCT1Y + 1.619%, 11/01/2047(A)	305	310
3.102%, RFUCCT1Y + 1.621%, 02/01/2050(A)	607	607
3.008%, RFUCCT1Y + 1.628%, 11/01/2048(A)	998	978
2.834%, RFUCCT1Y + 1.634%, 12/01/2050(A)	421	400
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	13	14
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	97	101
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	305	319
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	77	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	$1	$1
FHLMC CMO, Ser 2010-3693, Cl FC
4.918%, SOFR30A + 0.614%, 07/15/2040(A)	181	179
FHLMC CMO, Ser 2011-3919, Cl FA
4.918%, SOFR30A + 0.614%, 09/15/2041(A)	174	172
FHLMC CMO, Ser 2011-3958, Cl AF
4.868%, SOFR30A + 0.564%, 11/15/2041(A)	163	161
FHLMC CMO, Ser 2011-3975, Cl FA
4.908%, SOFR30A + 0.604%, 12/15/2041(A)	151	149
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	735	673
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	193	178
FHLMC CMO, Ser 2012-271, Cl F5
4.918%, SOFR30A + 0.614%, 08/15/2042(A)	238	235
FHLMC CMO, Ser 2012-272, Cl F1
4.918%, SOFR30A + 0.614%, 08/15/2042(A)	376	372
FHLMC CMO, Ser 2012-280, Cl F1
4.918%, SOFR30A + 0.614%, 09/15/2042(A)	382	377
FHLMC CMO, Ser 2012-3990, Cl FG
4.868%, SOFR30A + 0.564%, 01/15/2042(A)	189	187
FHLMC CMO, Ser 2012-4059, Cl FP
4.868%, SOFR30A + 0.564%, 06/15/2042(A)	217	214
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	371	348
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	284	265
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	238	224
FHLMC CMO, Ser 2012-4091, Cl FN
4.818%, SOFR30A + 0.514%, 08/15/2042(A)	213	210
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	257	229
FHLMC CMO, Ser 2012-4122, Cl FP
4.818%, SOFR30A + 0.514%, 10/15/2042(A)	256	252
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	228	218
FHLMC CMO, Ser 2013-4184, Cl FN
4.768%, SOFR30A + 0.464%, 03/15/2043(A)	123	121
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	235	203

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	$76	$63
FHLMC CMO, Ser 2013-4240, Cl FA
4.918%, SOFR30A + 0.614%, 08/15/2043(A)	689	680
FHLMC CMO, Ser 2013-4281, Cl FA
4.818%, SOFR30A + 0.514%, 12/15/2043(A)	96	95
FHLMC CMO, Ser 2013-4286, Cl VF
4.868%, SOFR30A + 0.564%, 12/15/2043(A)	513	506
FHLMC CMO, Ser 2014-326, Cl F2
4.968%, SOFR30A + 0.664%, 03/15/2044(A)	269	268
FHLMC CMO, Ser 2014-4303, Cl FA
4.768%, SOFR30A + 0.464%, 02/15/2044(A)	174	171
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	138	124
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	60	59
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	311	277
FHLMC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	441	424
FHLMC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	–	–
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,159	1,101
FHLMC CMO, Ser 2016-4587, Cl AF
4.768%, SOFR30A + 0.464%, 06/15/2046(A)	315	312
FHLMC CMO, Ser 2016-4604, Cl FB
4.818%, SOFR30A + 0.514%, 08/15/2046(A)	593	587
FHLMC CMO, Ser 2016-4611, Cl BF
4.818%, SOFR30A + 0.514%, 06/15/2041(A)	2,264	2,238
FHLMC CMO, Ser 2016-4620, Cl LF
4.818%, SOFR30A + 0.514%, 10/15/2046(A)	322	318
FHLMC CMO, Ser 2016-4628, Cl KF
4.918%, SOFR30A + 0.614%, 01/15/2055(A)	363	355
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,987	1,638
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	971	874
FHLMC CMO, Ser 2017-4709, Cl FA
4.718%, SOFR30A + 0.414%, 08/15/2047(A)	238	235
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	336	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	$266	$238
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	716	656
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	284	256
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	167	145
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	344	308
FHLMC CMO, Ser 2018-4826, Cl KF
4.718%, SOFR30A + 0.414%, 09/15/2048(A)	224	219
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	10	10
FHLMC CMO, Ser 2018-4854, Cl FB
4.718%, SOFR30A + 0.414%, 01/15/2049(A)	610	602
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	986	943
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	504	464
FHLMC CMO, Ser 2019-4903, Cl NF
4.820%, SOFR30A + 0.514%, 08/25/2049(A)	208	204
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	458	424
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	458	408
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	272	258
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	262	220
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	280	247
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	259
FHLMC CMO, Ser 2020-4988, Cl KF
4.770%, SOFR30A + 0.464%, 07/25/2050(A)	337	334
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	268	225
FHLMC CMO, Ser 2020-4993, Cl KF
4.870%, SOFR30A + 0.564%, 07/25/2050(A)	2,104	2,021
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	583	89
FHLMC CMO, Ser 2020-5004, Cl FM
4.770%, SOFR30A + 0.464%, 08/25/2050(A)	421	401
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,211	464

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	$397	$365
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	286	283
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	1,947	398
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	785	637
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	473	392
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	345	302
FHLMC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	–	–
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	489	432
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	473	436
FHLMC CMO, Ser 2021-5119, Cl QF
4.505%, SOFR30A + 0.200%, 06/25/2051(A)	623	583
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	690	614
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	409	361
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	590	521
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	407	361
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	812	746
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	290	268
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	–	–
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	634	570
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	–	–
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	–	–
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	434	407
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	478	446
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	884	845
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,901
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	306	294
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,566	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2023-5335, Cl FB
5.118%, SOFR30A + 0.814%, 10/15/2039(A)	$805	$807
FHLMC CMO, Ser 2023-5338, Cl FH
4.718%, SOFR30A + 0.414%, 04/15/2045(A)	746	731
FHLMC CMO, Ser 2024-5396, Cl HF
5.255%, SOFR30A + 0.950%, 04/25/2054(A)	1,087	1,093
FHLMC CMO, Ser 2024-5399, Cl FB
5.205%, SOFR30A + 0.900%, 04/25/2054(A)	627	625
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	400
FHLMC CMO, Ser 2024-5451, Cl FD
4.818%, SOFR30A + 0.514%, 01/15/2044(A)	340	335
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	420
FHLMC CMO, Ser 2024-5473, Cl BF
5.605%, SOFR30A + 1.300%, 11/25/2054(A)	719	720
FHLMC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	381	363
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	444
FHLMC Multifamily Structured Pass Through Certificates, Ser 150, Cl X1, IO
0.446%, 09/25/2032(A)	8,481	182
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.832%, SOFR30A + 0.520%, 11/25/2029(A)	745	745
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	157	155
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	298	302
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(A)	15,281	197
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(A)	13,692	350
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.421%, 04/25/2033(A)	8,976	182
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.281%, 06/25/2029(A)	4,850	201

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.009%, 06/25/2029(A)	$1,949	$58
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.438%, 01/25/2030(A)	3,272	166
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.758%, 04/25/2030(A)	1,777	111
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.125%, 10/25/2030(A)	5,389	233
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.607%, 03/25/2031(A)	8,979	212
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.492%, 12/25/2031(A)	11,982	217
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(A)	11,242	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.012%, 05/25/2028(A)	3,929	89
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.343%, 06/25/2027(A)	1,339	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	316
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	196	208
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,542	366
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(D)	1,777	1,628
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(D)	2,387	2,314
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.805%, SOFR30A + 1.500%, 10/25/2041(A)(D)	5,278	5,298
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.339%, 10/25/2037(A)	53	48
FNMA
7.500%, 10/01/2037 to 04/01/2039	51	54
7.000%, 09/01/2026 to 01/01/2039	51	54
6.500%, 03/01/2031 to 03/01/2055	4,991	5,208
6.000%, 02/01/2034 to 05/01/2055	32,812	33,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.500%, 02/01/2035 to 09/01/2056	$62,992	$63,274
5.000%, 06/01/2038 to 11/01/2053	14,516	14,352
4.500%, 06/01/2035 to 08/01/2058	39,597	38,147
4.200%, 01/01/2029	775	775
4.000%, 01/01/2027 to 09/01/2062	35,851	33,956
3.500%, 05/01/2033 to 09/01/2052	29,462	26,964
3.000%, 12/01/2031 to 07/01/2060	116,020	103,930
2.820%, 07/01/2027	529	516
2.500%, 03/01/2035 to 09/01/2061	62,459	53,007
2.435%, 10/01/2051	1,979	1,249
2.000%, 10/01/2030 to 04/01/2052	115,336	94,705
1.850%, 09/01/2035	481	422
FNMA ARM
6.046%, RFUCCT1Y + 1.604%, 03/01/2050(A)	603	626
5.371%, SOFR30A + 2.060%, 05/01/2055(A)	900	910
4.968%, SOFR30A + 2.310%, 05/01/2055(A)	825	830
4.940%, SOFR30A + 2.161%, 04/01/2055(A)	682	687
4.670%, SOFR30A + 2.296%, 04/01/2053(A)	3,556	3,579
4.644%, SOFR30A + 2.131%, 08/01/2052(A)	453	453
4.603%, SOFR30A + 2.123%, 08/01/2052(A)	713	708
4.600%, SOFR30A + 2.126%, 08/01/2052(A)	921	921
4.556%, SOFR30A + 2.300%, 12/01/2054(A)	749	744
4.535%, SOFR30A + 2.330%, 04/01/2053(A)	2,911	2,877
4.362%, SOFR30A + 2.125%, 07/01/2052(A)	849	843
4.351%, SOFR30A + 2.162%, 01/01/2055(A)	844	843
4.147%, SOFR30A + 2.129%, 11/01/2052(A)	537	532
4.124%, SOFR30A + 2.132%, 10/01/2052(A)	1,648	1,635
4.102%, SOFR30A + 2.120%, 09/01/2052(A)	618	613
4.072%, SOFR30A + 2.120%, 07/01/2052(A)	679	662
3.941%, SOFR30A + 2.120%, 08/01/2052(A)	200	194
2.778%, RFUCCT1Y + 1.606%, 06/01/2050(A)	305	293
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	33	32
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	92	96

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-112, Cl ST, IO
2.280%, 11/25/2036(A)	$181	$10
FNMA CMO, Ser 2009-103, Cl MB
6.761%, 12/25/2039(A)	13	13
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	208	185
FNMA CMO, Ser 2010-107, Cl FB
4.830%, SOFR30A + 0.524%, 09/25/2040(A)	168	166
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	337	326
FNMA CMO, Ser 2011-117, Cl FA
4.870%, SOFR30A + 0.564%, 11/25/2041(A)	346	342
FNMA CMO, Ser 2011-117, Cl AF
4.870%, SOFR30A + 0.564%, 11/25/2041(A)	150	148
FNMA CMO, Ser 2011-127, Cl FC
4.870%, SOFR30A + 0.564%, 12/25/2041(A)	160	158
FNMA CMO, Ser 2011-142, Cl EF
4.920%, SOFR30A + 0.614%, 01/25/2042(A)	178	177
FNMA CMO, Ser 2011-55, Cl FH
4.860%, SOFR30A + 0.554%, 06/25/2041(A)	123	122
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	662	682
FNMA CMO, Ser 2012-106, Cl FA
4.760%, SOFR30A + 0.454%, 10/25/2042(A)	144	142
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	333	304
FNMA CMO, Ser 2012-12, Cl FA
4.920%, SOFR30A + 0.614%, 02/25/2042(A)	159	157
FNMA CMO, Ser 2012-133, Cl JF
4.770%, SOFR30A + 0.464%, 12/25/2042(A)	309	303
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	240	206
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	77	81
FNMA CMO, Ser 2012-47, Cl JF
4.920%, SOFR30A + 0.614%, 05/25/2042(A)	213	211
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	671	620
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	199	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-15, Cl FA
4.770%, SOFR30A + 0.464%, 03/25/2043(A)	$373	$366
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	5,397	5,296
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	290	250
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	187	158
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	93	99
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	700	720
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	364	337
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	265	235
FNMA CMO, Ser 2014-74, Cl FC
4.820%, SOFR30A + 0.514%, 11/25/2044(A)	174	172
FNMA CMO, Ser 2015-26, Cl GF
4.720%, SOFR30A + 0.414%, 05/25/2045(A)	542	532
FNMA CMO, Ser 2015-32, Cl FA
4.720%, SOFR30A + 0.414%, 05/25/2045(A)	339	331
FNMA CMO, Ser 2015-48, Cl FB
4.720%, SOFR30A + 0.414%, 07/25/2045(A)	408	399
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	282	243
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	203
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	626	562
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	396	372
FNMA CMO, Ser 2016-11, Cl FG
4.770%, SOFR30A + 0.464%, 03/25/2046(A)	225	222
FNMA CMO, Ser 2016-11, Cl CF
4.770%, SOFR30A + 0.464%, 03/25/2046(A)	167	165
FNMA CMO, Ser 2016-19, Cl FD
4.820%, SOFR30A + 0.514%, 04/25/2046(A)	1,046	1,037
FNMA CMO, Ser 2016-22, Cl FA
4.820%, SOFR30A + 0.514%, 04/25/2046(A)	431	426
FNMA CMO, Ser 2016-22, Cl FG
4.820%, SOFR30A + 0.514%, 04/25/2046(A)	376	372
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	854	798

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	$1,949	$1,664
FNMA CMO, Ser 2016-61, Cl BF
4.820%, SOFR30A + 0.514%, 09/25/2046(A)	100	100
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	396	370
FNMA CMO, Ser 2016-69, Cl BF
4.820%, SOFR30A + 0.514%, 10/25/2046(A)	346	343
FNMA CMO, Ser 2016-69, Cl DF
4.820%, SOFR30A + 0.514%, 10/25/2046(A)	2,888	2,877
FNMA CMO, Ser 2016-75, Cl FE
4.820%, SOFR30A + 0.514%, 10/25/2046(A)	268	265
FNMA CMO, Ser 2016-78, Cl FA
4.820%, SOFR30A + 0.514%, 03/25/2044(A)	173	171
FNMA CMO, Ser 2016-79, Cl FH
4.820%, SOFR30A + 0.514%, 11/25/2046(A)	266	263
FNMA CMO, Ser 2016-82, Cl FE
4.820%, SOFR30A + 0.514%, 11/25/2046(A)	592	587
FNMA CMO, Ser 2016-82, Cl FH
4.820%, SOFR30A + 0.514%, 11/25/2046(A)	544	538
FNMA CMO, Ser 2016-84, Cl FB
4.820%, SOFR30A + 0.514%, 11/25/2046(A)	260	257
FNMA CMO, Ser 2016-86, Cl FE
4.820%, SOFR30A + 0.514%, 11/25/2046(A)	677	670
FNMA CMO, Ser 2016-88, Cl CF
4.870%, SOFR30A + 0.564%, 12/25/2046(A)	458	453
FNMA CMO, Ser 2016-91, Cl AF
4.820%, SOFR30A + 0.514%, 12/25/2046(A)	244	242
FNMA CMO, Ser 2017-11, Cl FA
4.820%, SOFR30A + 0.514%, 03/25/2047(A)	108	107
FNMA CMO, Ser 2017-113, Cl FB
4.670%, SOFR30A + 0.364%, 01/25/2048(A)	106	105
FNMA CMO, Ser 2017-12, Cl FD
4.820%, SOFR30A + 0.514%, 03/25/2047(A)	266	263
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	391	365
FNMA CMO, Ser 2017-23, Cl FA
4.820%, SOFR30A + 0.514%, 04/25/2047(A)	301	298

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	$1,002	$877
FNMA CMO, Ser 2017-26, Cl FA
4.770%, SOFR30A + 0.464%, 04/25/2047(A)	698	691
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	216	209
FNMA CMO, Ser 2017-82, Cl FE
4.670%, SOFR30A + 0.364%, 10/25/2047(A)	245	244
FNMA CMO, Ser 2017-9, Cl DF
4.820%, SOFR30A + 0.514%, 03/25/2047(A)	232	230
FNMA CMO, Ser 2017-9, Cl BF
4.820%, SOFR30A + 0.514%, 03/25/2047(A)	318	314
FNMA CMO, Ser 2017-9, Cl EF
4.820%, SOFR30A + 0.514%, 03/25/2047(A)	117	117
FNMA CMO, Ser 2017-96, Cl FB
4.720%, SOFR30A + 0.414%, 12/25/2047(A)	414	407
FNMA CMO, Ser 2018-1, Cl FA
4.670%, SOFR30A + 0.364%, 02/25/2048(A)	133	132
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	653	624
FNMA CMO, Ser 2018-33, Cl A
3.000%, 05/25/2048	5,590	5,027
FNMA CMO, Ser 2018-36, Cl FD
4.670%, SOFR30A + 0.364%, 06/25/2048(A)	569	562
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	509	485
FNMA CMO, Ser 2018-38, Cl FA
4.720%, SOFR30A + 0.414%, 06/25/2048(A)	3,393	3,280
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	563	502
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	395	358
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	127	126
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	381	362
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	356	313
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	287	279
FNMA CMO, Ser 2018-86, Cl AF
4.720%, SOFR30A + 0.414%, 12/25/2048(A)	86	85
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	234	212

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-15, Cl FA
4.920%, SOFR30A + 0.614%, 04/25/2049(A)	$209	$204
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	606	566
FNMA CMO, Ser 2019-41, Cl FG
4.920%, SOFR30A + 0.614%, 08/25/2059(A)	503	491
FNMA CMO, Ser 2019-43, Cl FC
4.820%, SOFR30A + 0.514%, 08/25/2049(A)	400	393
FNMA CMO, Ser 2019-67, Cl FB
4.870%, SOFR30A + 0.564%, 11/25/2049(A)	221	217
FNMA CMO, Ser 2019-79, Cl FA
4.920%, SOFR30A + 0.614%, 01/25/2050(A)	1,100	1,070
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	276	248
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	513	86
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	824	759
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	442	262
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	327	281
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	710
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	830	721
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	445	410
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	729	146
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,234	243
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	842	171
FNMA CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	–	–
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,446	1,166
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	93	82
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	396	345
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	252	223
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	805	660
FNMA CMO, Ser 2021-84, Cl MA
2.000%, 10/25/2051	540	445

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	$492	$437
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	221	187
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	–	–
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	–	–
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,460	1,297
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	–	–
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	284	268
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	521
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	–	–
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	458	425
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,645	342
FNMA CMO, Ser 2023-37, Cl FH
4.820%, SOFR30A + 0.514%, 01/25/2050(A)	817	804
FNMA CMO, Ser 2023-38, Cl FC
4.970%, SOFR30A + 0.664%, 06/25/2040(A)	621	617
FNMA CMO, Ser 2023-38, Cl FD
5.187%, SOFR30A + 0.864%, 10/25/2039(A)	186	184
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	240
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	334	51
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	449	409
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	698	659
FNMA TBA
6.000%, 07/01/2037	7,000	7,113
5.500%, 07/15/2055 to 08/15/2055	23,025	23,017
5.000%, 07/15/2055	11,900	11,661
4.500%, 07/15/2055	12,425	11,883
4.000%, 07/13/2039	13,725	12,760
3.500%, 07/01/2041	29,450	26,511
3.000%, 07/15/2055	6,675	5,775
2.500%, 07/15/2055	6,925	5,741
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	94
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
6.576%, SOFR30A + 2.264%, 01/25/2026(A)(D)	709	704

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
8.000%, 11/15/2029 to 09/15/2030	$16	$16
7.500%, 03/15/2029 to 10/15/2037	18	19
7.000%, 09/15/2031	7	7
6.500%, 07/15/2028 to 12/15/2035	375	387
6.000%, 01/15/2029 to 01/20/2054	2,022	2,083
5.625%, H15T1Y + 1.500%, 02/20/2034(A)	58	59
5.500%, 07/20/2060(A)	–	–
5.500%, 11/20/2052 to 08/20/2053	4,197	4,227
5.000%, 07/20/2040 to 08/20/2053	9,217	9,133
4.700%, 09/20/2061(A)	26	26
4.500%, 04/20/2041 to 10/20/2054	12,239	11,803
4.401%, 01/20/2069(A)	2	2
4.000%, 09/20/2047 to 08/20/2052	13,706	12,841
3.500%, 09/20/2045 to 11/20/2053	27,073	24,898
3.000%, 03/15/2043 to 06/20/2052	24,181	21,555
2.500%, 12/20/2037 to 03/20/2052	24,244	20,526
2.000%, 08/20/2050 to 10/20/2051	23,596	19,056
GNMA CMO, Ser 2007-78, Cl SA, IO
2.104%, 12/16/2037(A)	230	12
GNMA CMO, Ser 2009-66, Cl XS, IO
2.374%, 07/16/2039(A)	84	4
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	389	388
GNMA CMO, Ser 2010-4, Cl NS, IO
1.964%, 01/16/2040(A)	1,592	180
GNMA CMO, Ser 2012-34, Cl SA, IO
1.618%, 03/20/2042(A)	184	18
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	443	410
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	314	285
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	479	424
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	268	242
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	599	495
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	179	148
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,076	976
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	362	341
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	383
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	230	204
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	388	321
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	1,875	1,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	$1,764	$1,429
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	322	259
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	2,474	2,101
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,451	1,195
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	2,155	1,873
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	347	290
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	455	352
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	400	398
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	566	562
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	434	431
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	448	440
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	396	393
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	772	661
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	1,866	1,538
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	1,873	1,546
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	2,782	2,310
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	440	433
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	748	622
GNMA CMO, Ser 2022-197, Cl LF
5.002%, SOFR30A + 0.700%, 11/20/2052(A)	1,741	1,721
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	681	550
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	1,032	878
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,160	1,045
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	853	802
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	256	211
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,106	1,779
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,486	1,327

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	$961	$915
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	254
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,574	3,004
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	950	781
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	164
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	517	492
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	1,920	1,646
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	689	587
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	2,600	2,452
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	13,199	12,607
GNMA CMO, Ser 2024-30, Cl DF
5.602%, SOFR30A + 1.300%, 02/20/2054(A)	681	685
GNMA CMO, Ser 2024-30, Cl AF
5.552%, SOFR30A + 1.250%, 02/20/2054(A)	297	297
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	339	311
GNMA CMO, Ser 2024-97, Cl FW
5.452%, SOFR30A + 1.150%, 06/20/2054(A)	1,166	1,163
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	8,264	7,905
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	296	211
GNMA TBA
5.500%, 07/01/2033	16,450	16,472
5.000%, 07/01/2039	15,175	14,904
4.500%, 07/15/2039	7,000	6,699
4.000%, 07/01/2039	11,950	11,109
2.500%, 07/15/2055	16,700	14,186
GNMA, Ser 11, Cl IX, IO
1.161%, 12/16/2062(A)	3,020	250
GNMA, Ser 110, Cl IO, IO
0.875%, 11/16/2063(A)	2,287	155
GNMA, Ser 118, Cl IO, IO
0.884%, 06/16/2062(A)	3,564	188
GNMA, Ser 14, Cl IO, IO
1.330%, 06/16/2063(A)	2,579	237
GNMA, Ser 147, Cl KI, IO
1.144%, 06/16/2061(A)	2,582	212
GNMA, Ser 169, Cl IO, IO
1.113%, 06/16/2061(A)	2,830	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 171, Cl IO, IO
0.652%, 09/16/2059(A)	$5,218	$196
GNMA, Ser 179, Cl IO, IO
0.610%, 09/16/2063(A)	8,039	347
GNMA, Ser 181, Cl IO, IO
0.981%, 07/16/2063(A)	2,892	202
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	310	1
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	136	124
GNMA, Ser 45, Cl IO, IO
0.545%, 03/16/2059(A)	6,432	222
GNMA, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,298	142
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,266	139
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	2,478	273
GNMA, Ser 89, Cl IA, IO
1.169%, 04/16/2062(A)	2,975	238
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	1,983	107
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,082	1,560
UMBS TBA
2.000%, 07/15/2055	1,525	1,207

		1,297,894
Automotive — 0.5%
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028(D)	284	285
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029(D)	230	230
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029(D)	681	686
AutoNation Finance Trust, Ser 2025-1A, Cl A4
4.760%, 06/10/2030(D)	354	358
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl A
5.120%, 08/20/2031(D)	688	700
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	765	769
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029(D)	220	221
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027(D)	275	275
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,614	1,629

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028(D)	$2,085	$2,104
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028(D)	2,232	2,247
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030(D)	1,810	1,831
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028(D)	2,428	2,438
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027(D)	880	882
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030(D)	773	779
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030(D)	231	234
World Omni Auto Receivables Trust, Ser 2025-B, Cl A3
4.340%, 09/16/2030	485	489
World Omni Auto Receivables Trust, Ser 2025-B, Cl A2A
4.380%, 08/15/2028	370	370

		16,527
Credit Cards — 0.2%
BA Credit Card Trust, Ser 2025-A1, Cl A
4.310%, 05/15/2030	2,055	2,069
Citibank Credit Card Issuance Trust, Ser 2025-A1, Cl A
4.300%, 06/21/2030	1,708	1,718
Citibank Credit Card Issuance Trust, Ser 2025-A2, Cl A
4.490%, 06/21/2032	1,708	1,720
Synchrony Card Funding, Ser 2025-A2, Cl A
4.490%, 05/15/2031	2,263	2,284
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,170	1,188

		8,979
Non-Agency Mortgage-Backed Obligations — 4.9%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,176
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	2,468	2,470
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
6.702%, TSFR6M + 2.428%, 06/25/2045(A)	88	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
6.460%, TSFR6M + 2.178%, 11/25/2045(A)	$604	$224
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.834%, TSFR1M + 0.514%, 03/25/2046(A)	1,646	1,459
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	189	179
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	39	38
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	407	343
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	3,930	3,702
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,683	1,670
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(D)	1,790	1,740
BANK, Ser BNK40, Cl A4
3.504%, 03/15/2064(A)	605	556
BANK, Ser BNK44, Cl A5
5.935%, 11/15/2055(A)	387	406
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	689
BANK5 Trust, Ser 5YR13, Cl A3
5.753%, 01/15/2058(A)	164	171
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(D)	2,633	2,351
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(A)(D)	5,020	4,431
BBCMS Mortgage Trust, Ser 5C33, Cl A4
5.839%, 03/15/2058	1,985	2,078
BBCMS Mortgage Trust, Ser 5C34, Cl A3
5.659%, 05/15/2058	443	462
BBCMS Mortgage Trust, Ser C17, Cl A5
4.441%, 09/15/2055	790	766
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	675	705
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	137	137
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/2062	1,450	1,524
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	472	443

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	$241	$236
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.522%, 05/25/2034(A)	4	3
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
6.325%, 10/25/2033(A)	159	146
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	414	398
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.714%, TSFR1M + 0.254%, 03/25/2037(A)	2,033	1,896
Benchmark Mortgage Trust, Ser B25, Cl A4
2.268%, 04/15/2054	327	292
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	731
Benchmark Mortgage Trust, Ser B35, Cl A5
4.591%, 05/15/2055(A)	485	468
Benchmark Mortgage Trust, Ser B35, Cl AS
4.591%, 05/15/2055(A)	530	491
Benchmark Mortgage Trust, Ser V15, Cl A3
5.805%, 06/15/2058	326	342
BMO Mortgage Trust, Ser 5C10, Cl A3
5.578%, 05/15/2058	492	510
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	251	247
BMO Mortgage Trust, Ser C11, Cl A5
5.687%, 02/15/2058	496	519
BMO Mortgage Trust, Ser C12, Cl A5
5.871%, 06/15/2058(A)	328	347
BPR Trust, Ser STAR, Cl A
7.544%, TSFR1M + 3.232%, 08/15/2039(A)(D)	1,785	1,785
BPR Trust, Ser TY, Cl A
5.477%, TSFR1M + 1.164%, 09/15/2038(A)(D)	415	414
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	150	147
BX Commercial Mortgage Trust, Ser AIRC, Cl A
6.003%, TSFR1M + 1.691%, 08/15/2039(A)(D)	612	614
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.970%, 08/13/2041(A)(D)	560	556
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,825
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.591%, 11/13/2046(A)(D)	790	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.126%, TSFR1M + 0.814%, 09/15/2036(A)(D)	$1,993	$1,987
BX Commercial Mortgage Trust, Ser XL3, Cl A
6.073%, TSFR1M + 1.761%, 12/09/2040(A)(D)	609	610
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,119
BX Trust, Ser GW, Cl A
5.900%, TSFR1M + 1.600%, 07/15/2042(A)(D)	1,435	1,439
BX Trust, Ser LBA, Cl AV
5.227%, TSFR1M + 0.914%, 02/15/2036(A)(D)	356	356
BX Trust, Ser VLT6, Cl A
5.755%, TSFR1M + 1.443%, 03/15/2042(A)(D)	1,505	1,504
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	462
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	362
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,469
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.328%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.969%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
6.911%, 06/25/2035(A)	2	2
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.546%, 03/25/2037(C)	92	91
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,511
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(A)	2,229	2,184
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(A)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	513	431

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	$566	$481
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,557	1,570
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	191	182
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
0.715%, 02/10/2048(A)	18	–
COMM Mortgage Trust, Ser CR14, Cl B
3.793%, 02/10/2047(A)	473	454
COMM Mortgage Trust, Ser CR26, Cl C
4.669%, 10/10/2048(A)	870	812
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	183	183
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
7.210%, 10/25/2033(A)	149	147
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,381	1,391
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	728
CSMC Trust, Ser 2017-RPL1, Cl M2
2.974%, 07/25/2057(A)(D)	1,760	1,344
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	1,474	1,320
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	952	840
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	780	720
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(D)	3,752	3,228
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	2,293	2,285
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,129
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,100	1,100
ELP Commercial Mortgage Trust, Ser ELP, Cl C
5.746%, TSFR1M + 1.434%, 11/15/2038(A)(D)	2,497	2,494
EQUS Mortgage Trust, Ser EQAZ, Cl B
5.677%, TSFR1M + 1.364%, 10/15/2038(A)(D)	790	789
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	12	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.762%, TSFR1M + 1.450%, 12/15/2039(A)(D)	$1,705	$1,705
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(D)	4,500	4,541
GCAT Trust, Ser 2025-NQM3, Cl A1
5.550%, 05/25/2070(C)(D)	3,500	3,514
GNMA
4.000%, 12/20/2051 to 11/20/2054	4,285	4,009
GPMT, Ser 2021-FL3, Cl A
5.929%, TSFR1M + 1.614%, 07/16/2035(A)(D)	330	324
GS Mortgage Securities II, Ser SHIP, Cl A
4.466%, 09/10/2038(A)(D)	1,235	1,227
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(A)	661	626
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	937
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,234	1,205
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	2,257	2,194
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/2055(A)(D)	2,000	2,005
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
6.309%, 10/25/2033(A)	77	77
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	4	4
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.841%, 05/19/2034(A)	273	261
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,150
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(D)	1,240	1,146
Hudson Yards Mortgage Trust, Ser SPRL, Cl A
5.649%, 01/13/2040(A)(D)	945	974
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	21	21

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	$1,500	$1,407
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	980	961
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	176	173
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 5A3
7.107%, 11/25/2033(A)	4	4
JP Morgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	115	101
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
5.750%, 04/25/2061(C)(D)	368	368
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.134%, TSFR1M + 1.814%, 09/25/2047(A)	3,054	2,733
LEX Mortgage Trust, Ser BBG, Cl A
5.036%, 10/13/2033(A)(D)	1,335	1,342
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(D)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.683%, 07/25/2033(A)	4	4
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	199	176
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	361	328
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	331	316
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	622	590
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	226	226
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 5C1, Cl A3
5.635%, 03/15/2058	230	239
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	954
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.074%, 11/15/2049(A)	2,664	23
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	386	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.919%, 04/15/2055(A)	$580	$530
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(D)	1,166	1,187
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
1.141%, 12/15/2056(A)	5,213	308
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	83	80
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(D)	261	230
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,487	1,494
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,141	1,147
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(A)(D)	780	820
NYC Commercial Mortgage Trust 2025-1155, Ser 1155, Cl A
5.833%, 06/10/2042(D)	2,036	2,045
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	10	10
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	411	339
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(D)	845	695
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,436	1,441
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,089	1,091
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	355	358
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(C)(D)	773	777
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(D)	3,180	2,848
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
5.105%, SOFR30A + 0.800%, 11/25/2054(A)(D)	1,804	1,797
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
5.155%, SOFR30A + 0.850%, 04/25/2055(A)(D)	1,564	1,563
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,429

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
5.034%, TSFR1M + 0.714%, 07/25/2037(A)	$1,816	$1,783
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(A)(D)	3,396	3,372
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(D)	1,268	1,252
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,046	1,049
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(D)	2,455	2,492
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	416	339
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	514	418
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)	1,743	1,753
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)	1,770	1,779
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.943%, 12/25/2034(A)	166	151
ROCK Trust, Ser CNTR, Cl A
5.388%, 11/13/2041(D)	900	921
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.036%, 10/25/2048(A)(D)	865	862
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(D)	390	331
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	75	65
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	394	388
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	139	130
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	87	84
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	87	82
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	462	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.814%, TSFR1M + 0.494%, 09/25/2047(A)	$1,733	$1,610
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.854%, TSFR1M + 0.534%, 02/25/2037(A)	1,440	1,417
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
6.778%, 07/25/2033(A)	14	14
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
5.747%, 12/25/2033(A)	5	5
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.755%, TSFR1M + 1.443%, 02/15/2042(A)(D)	832	826
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(D)	279	272
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	472	456
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	330	308
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	393
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(D)	54	54
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	197	175
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	400	355
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	354	311
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	459	381
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	1,123	965
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	541	486
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	480	438
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	107	103

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	$170	$161
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069(C)(D)	381	384
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.498%, 10/25/2033(A)	13	12
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.526%, 09/25/2033(A)	14	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
5.270%, 06/25/2033(A)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	34	33
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.387%, 06/25/2034(A)	8	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.994%, TSFR1M + 1.674%, 10/25/2045(A)	108	109
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.954%, TSFR1M + 0.634%, 11/25/2045(A)	2,824	2,712
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
5.099%, 12MTA + 0.700%, 02/25/2047(A)	827	757
WBHT Commercial Mortgage Trust, Ser WBM, Cl A
6.057%, TSFR1M + 1.742%, 06/15/2042(A)(D)	1,685	1,681
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.294%, 11/15/2059(A)	4,256	40
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl A3
5.673%, 05/15/2058	1,270	1,323
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl AS
6.093%, 05/15/2058	375	392
Wells Fargo Commercial Mortgage Trust, Ser C64, Cl A5
5.645%, 02/15/2058	329	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	$245	$222

		169,130
Total Mortgage-Backed Securities
(Cost $1,528,729) ($ Thousands)		1,492,530

U.S. TREASURY OBLIGATIONS — 27.7%
U.S. Treasury Bills
4.143%, 07/24/2025 (E)	1,173	1,170
U.S. Treasury Bonds
5.000%, 05/15/2045	61,211	62,875
4.750%, 02/15/2045	21,290	21,177
4.750%, 05/15/2055	57,142	56,820
4.625%, 02/15/2055	17,902	17,426
4.250%, 08/15/2054	6,903	6,304
3.375%, 11/15/2048	15,010	11,874
3.125%, 02/15/2043	1,725	1,387
3.125%, 05/15/2048	30,167	22,888
3.000%, 02/15/2048	11,455	8,511
3.000%, 08/15/2048	10,501	7,766
3.000%, 02/15/2049	21,923	16,153
2.875%, 05/15/2052	10,070	7,087
2.500%, 05/15/2046	14,935	10,315
2.375%, 02/15/2042	625	455
2.375%, 05/15/2051	6,705	4,252
2.250%, 08/15/2046	26,940	17,649
2.000%, 11/15/2041	27,445	18,875
2.000%, 08/15/2051	6,600	3,805
1.750%, 08/15/2041	54,424	36,132
1.375%, 11/15/2040	12,893	8,214
1.125%, 08/15/2040	5,688	3,499
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	12,972	13,184
U.S. Treasury Notes
4.500%, 05/15/2027	9,065	9,184
4.250%, 12/31/2026	21,290	21,414
4.250%, 01/15/2028	14,120	14,303
4.250%, 05/15/2035	42,818	42,885
4.125%, 01/31/2027	3,055	3,069
4.125%, 05/31/2032	23,872	24,073
4.000%, 05/31/2030	10,884	10,990
4.000%, 06/30/2032	48,955	48,993
3.875%, 05/31/2027	1,595	1,599
3.875%, 06/15/2028	87,309	87,773
3.875%, 06/30/2030	157,790	158,394
3.750%, 08/31/2026	4,885	4,873
3.750%, 04/30/2027	21,695	21,692
3.750%, 06/30/2027	20,606	20,619
3.750%, 04/15/2028	36,995	37,041

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.750%, 05/15/2028	$15,165	$15,188
3.625%, 03/31/2030	1,189	1,180
2.875%, 04/30/2029	4,992	4,840
2.625%, 07/31/2029	9,675	9,267
2.375%, 05/15/2027	23,375	22,797
2.375%, 03/31/2029	21,790	20,762
1.875%, 02/28/2027	2,130	2,065
1.875%, 02/28/2029	6,167	5,779
1.875%, 02/15/2032	5,907	5,189
0.750%, 05/31/2026	1,130	1,097
0.750%, 08/31/2026	1,825	1,759
0.500%, 10/31/2027	976	906

Total U.S. Treasury Obligations
(Cost $962,633) ($ Thousands)		955,549

CORPORATE OBLIGATIONS — 21.8%
Communication Services — 1.3%
Alphabet
5.300%, 05/15/2065	492	482
5.250%, 05/15/2055	492	484
4.500%, 05/15/2035	1,402	1,384
4.000%, 05/15/2030	646	646
Altice Financing
9.625%, 07/15/2027 (D)	130	112
5.750%, 08/15/2029 (D)	173	126
5.000%, 01/15/2028 (D)	89	67
AT&T
3.800%, 12/01/2057	453	317
3.650%, 09/15/2059	326	219
3.550%, 09/15/2055	6,120	4,129
3.500%, 06/01/2041	246	193
3.500%, 09/15/2053	2,197	1,487
CCO Holdings
4.750%, 02/01/2032 (D)	300	285
Charter Communications Operating
6.100%, 06/01/2029	2,053	2,149
5.750%, 04/01/2048	870	791
5.500%, 04/01/2063	182	154
5.250%, 04/01/2053	318	270
4.800%, 03/01/2050	25	20
3.900%, 06/01/2052	770	528
3.700%, 04/01/2051	255	170
3.500%, 06/01/2041	132	96
3.500%, 03/01/2042	827	590
Comcast
5.350%, 05/15/2053	564	523
4.600%, 10/15/2038	1,320	1,222
4.049%, 11/01/2052	248	187
2.987%, 11/01/2063	288	162
2.937%, 11/01/2056	590	346
2.887%, 11/01/2051	2,135	1,299

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 02/15/2031		$440	$376
EchoStar
10.750%, 11/30/2029		56	58
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	580	638
Meta Platforms
5.550%, 08/15/2064		$2,693	2,632
5.400%, 08/15/2054		2,026	1,976
4.450%, 08/15/2052		777	655
Netflix
5.400%, 08/15/2054		293	289
Paramount Global
6.875%, 04/30/2036		1,345	1,377
5.900%, 10/15/2040		455	415
Sinclair Television Group
8.125%, 02/15/2033 (D)		45	46
Sirius XM Radio
5.000%, 08/01/2027 (D)		80	79
Snap
6.875%, 03/01/2033 (D)		255	262
Sprint Spectrum
5.152%, 03/20/2028 (D)		1,954	1,967
Time Warner Entertainment
8.375%, 07/15/2033		270	314
T-Mobile USA
5.875%, 11/15/2055		364	364
5.300%, 05/15/2035		606	614
5.125%, 05/15/2032		200	204
3.875%, 04/15/2030		285	277
3.750%, 04/15/2027		2,105	2,083
3.400%, 10/15/2052		1,215	811
Verizon Communications
5.250%, 04/02/2035		909	917
4.400%, 11/01/2034		172	163
4.272%, 01/15/2036		605	559
2.987%, 10/30/2056		521	314
2.650%, 11/20/2040		155	109
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)		630	583
Walt Disney
3.500%, 05/13/2040		1,125	923
Warnermedia Holdings
5.141%, 03/15/2052		5,424	3,783
5.050%, 03/15/2042		2,610	1,538
4.279%, 03/15/2032		630	469
Zayo Group Holdings
4.000%, 03/01/2027 (D)		50	47

			43,280

Consumer Discretionary — 1.3%
Amazon.com
3.875%, 08/22/2037		645	583

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AutoZone
6.250%, 11/01/2028	$330	$350
5.125%, 06/15/2030	570	584
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (D)	175	179
BMW US Capital
5.050%, 03/21/2030 (D)	775	789
Caesars Entertainment
7.000%, 02/15/2030 (D)	460	476
CSC Holdings
11.750%, 01/31/2029 (D)	1,950	1,855
4.125%, 12/01/2030 (D)	590	416
3.375%, 02/15/2031 (D)	200	139
Dick's Sporting Goods
4.100%, 01/15/2052	1,107	791
DISH Network
11.750%, 11/15/2027 (D)	104	107
Ferrellgas
5.875%, 04/01/2029 (D)	870	805
5.375%, 04/01/2026 (D)	1,350	1,337
Ford Motor Credit
6.054%, 11/05/2031	4,092	4,071
6.050%, 03/05/2031	73	73
2.900%, 02/10/2029	1,936	1,760
General Motors
5.350%, 04/15/2028	1,525	1,548
General Motors Financial
5.950%, 04/04/2034	1,205	1,222
5.450%, 07/15/2030	3,533	3,583
5.350%, 01/07/2030	371	375
2.700%, 06/10/2031	1,304	1,142
Grand Canyon University
5.125%, 10/01/2028	180	175
Great Canadian Gaming
8.750%, 11/15/2029 (D)	185	181
Hilton Domestic Operating
6.125%, 04/01/2032 (D)	270	277
3.625%, 02/15/2032 (D)	530	480
Home Depot
4.850%, 06/25/2031	260	267
4.750%, 06/25/2029	392	400
3.625%, 04/15/2052	251	183
Hyundai Capital America
5.300%, 06/24/2029 (D)	530	540
5.150%, 03/27/2030 (D)	1,104	1,117
Las Vegas Sands
6.000%, 08/15/2029	260	267
6.000%, 06/14/2030	1,135	1,171
3.900%, 08/08/2029	150	143
Lowe's
5.000%, 04/15/2040	725	680
4.250%, 04/01/2052	557	436

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/01/2051		$420	$288
MajorDrive Holdings IV
6.375%, 06/01/2029 (D)		155	122
McDonald's
4.950%, 03/03/2035		1,720	1,719
McDonald's MTN
6.300%, 03/01/2038		393	429
4.250%, 03/07/2035	EUR	200	245
Starbucks
3.500%, 11/15/2050		$435	303
Time Warner Cable
7.300%, 07/01/2038		530	578
6.750%, 06/15/2039		10	10
6.550%, 05/01/2037		268	277
5.875%, 11/15/2040		3,280	3,149
5.500%, 09/01/2041		1,015	923
4.500%, 09/15/2042		155	124
Toyota Motor
5.053%, 06/30/2035		605	610
4.450%, 06/30/2030		637	640
Toyota Motor Credit
5.100%, 03/21/2031		1,190	1,222
4.800%, 05/15/2030		573	582
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)		250	246
Volkswagen Financial Services
3.875%, 11/19/2031	EUR	1,500	1,769
Volkswagen Group of America Finance
5.800%, 03/27/2035 (D)		$600	604
5.650%, 03/25/2032 (D)		115	117
Volkswagen International Finance
7.875%, EUSA9 + 4.783%(A)(F)	EUR	400	531
Voyager Parent
9.250%, 07/01/2032 (D)		$249	259
VZ Secured Financing BV
5.000%, 01/15/2032 (D)		70	62

			43,311

Consumer Staples — 1.2%
Altria Group
4.875%, 02/04/2028		455	461
3.875%, 09/16/2046		468	346
Anheuser-Busch
4.900%, 02/01/2046		1,357	1,244
4.700%, 02/01/2036		3,171	3,094
Anheuser-Busch InBev MTN
3.950%, 03/22/2044	EUR	795	915
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039		$907	923
BAT Capital
7.081%, 08/02/2053		188	209
6.250%, 08/15/2055		520	527
5.834%, 02/20/2031		1,475	1,552

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 08/15/2032	$2,390	$2,444
4.540%, 08/15/2047	734	593
Bunge Finance
4.200%, 09/17/2029	540	534
1.630%, 08/17/2025	264	263
Coca-Cola
5.200%, 01/14/2055	170	163
Diageo Investment
5.625%, 04/15/2035	505	528
Imperial Brands Finance
5.625%, 07/01/2035 (D)	686	688
3.500%, 07/26/2026 (D)	635	628
Japan Tobacco
5.250%, 06/15/2030 (D)	1,695	1,744
JBS USA Holding Lux Sarl
7.250%, 11/15/2053	815	918
6.750%, 03/15/2034	1,337	1,460
6.500%, 12/01/2052	2,678	2,778
6.375%, 04/15/2066 (D)	178	179
5.750%, 04/01/2033	567	583
3.625%, 01/15/2032	909	831
3.000%, 02/02/2029	60	57
3.000%, 05/15/2032	1,072	938
Kenvue
4.850%, 05/22/2032	302	306
Keurig Dr Pepper
5.300%, 03/15/2034	1,355	1,387
Kroger
5.500%, 09/15/2054	949	901
Mars
5.200%, 03/01/2035 (D)	3,935	3,982
Opal Bidco SAS
6.500%, 03/31/2032 (D)	50	51
Philip Morris International
5.375%, 02/15/2033	810	836
5.000%, 11/17/2025	544	545
4.875%, 04/30/2035	1,359	1,341
4.375%, 04/30/2030	1,282	1,279
4.125%, 04/28/2028	1,514	1,511
Pilgrim's Pride
3.500%, 03/01/2032	350	315
Reynolds American
8.125%, 05/01/2040	570	671
5.850%, 08/15/2045	490	473
Spectrum Brands
3.875%, 03/15/2031 (D)	655	525
Walmart
4.900%, 04/28/2035	1,594	1,614
4.350%, 04/28/2030	1,219	1,233

		41,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 1.3%
Aker BP
5.800%, 10/01/2054 (D)	$160	$146
5.125%, 10/01/2034 (D)	1,312	1,260
BP Capital Markets America
4.893%, 09/11/2033	715	717
4.812%, 02/13/2033	1,440	1,438
ConocoPhillips
5.550%, 03/15/2054	265	253
5.500%, 01/15/2055	473	449
Continental Resources
2.268%, 11/15/2026 (D)	2,075	2,005
Devon Energy
5.750%, 09/15/2054	578	521
5.200%, 09/15/2034	2,137	2,075
Diamondback Energy
5.900%, 04/18/2064	516	478
5.750%, 04/18/2054	1,066	989
5.550%, 04/01/2035	907	917
5.200%, 04/18/2027	260	264
5.150%, 01/30/2030	485	496
Eastern Energy Gas Holdings
5.800%, 01/15/2035	1,875	1,951
Ecopetrol
5.875%, 05/28/2045	976	674
4.625%, 11/02/2031	160	135
Energy Transfer
6.550%, 12/01/2033	490	532
6.400%, 12/01/2030	1,530	1,649
6.200%, 04/01/2055	69	68
6.000%, 02/01/2029 (D)	642	652
5.950%, 05/15/2054	1,219	1,160
5.700%, 04/01/2035	1,020	1,039
5.300%, 04/15/2047	262	231
5.250%, 07/01/2029	655	671
4.000%, 10/01/2027	600	595
Eni
5.950%, 05/15/2054 (D)	200	193
Enterprise Products Operating
4.950%, 02/15/2035	765	762
Equinor
5.125%, 06/03/2035	297	302
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	458	389
2.160%, 03/31/2034 (D)	531	471
1.750%, 09/30/2027 (D)	360	347
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (D)	965	965
Hess
6.000%, 01/15/2040	2,885	3,036
5.800%, 04/01/2047	770	766
HF Sinclair
5.000%, 02/01/2028	1,595	1,595

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	$340	$295
Kinder Morgan
5.200%, 03/01/2048	205	184
5.150%, 06/01/2030	597	610
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	344
MPLX
5.950%, 04/01/2055	1,385	1,319
ONEOK
5.850%, 11/01/2064	105	97
5.700%, 11/01/2054	759	701
5.050%, 11/01/2034	135	131
Pertamina Persero
6.000%, 05/03/2042 (D)	300	296
Petroleos Mexicanos
6.350%, 02/12/2048	155	108
2.460%, 12/15/2025	92	90
Petroleos Mexicanos MTN
6.750%, 09/21/2047	351	254
Phillips 66
1.300%, 02/15/2026	255	250
Saudi Arabian Oil
6.375%, 06/02/2055 (D)	3,255	3,254
4.750%, 06/02/2030 (D)	327	328
Shell Finance US
4.125%, 05/11/2035	1,001	946
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,322
TotalEnergies Capital
5.638%, 04/05/2064	129	125
5.425%, 09/10/2064	136	127
TransCanada PipeLines
4.625%, 03/01/2034	960	921
Transocean
8.750%, 02/15/2030 (D)	92	95
Transocean Titan Financing
8.375%, 02/01/2028 (D)	71	72
Venture Global LNG
9.000%, H15T5Y + 5.440%(A)(D)(F)	116	113
8.125%, 06/01/2028 (D)	72	75
7.000%, 01/15/2030 (D)	580	586
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (D)	219	237

		43,071

Financials — 6.8%
AIB Group MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(D)	1,035	1,067
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	454	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	$620	$633
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	3,465	3,499
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	481	492
5.016%, SOFRRATE + 1.440%, 04/25/2031 (A)	1,209	1,235
4.731%, SOFRRATE + 1.260%, 04/25/2029 (A)	1,303	1,318
American International Group
5.450%, 05/07/2035	195	200
Aon North America
5.450%, 03/01/2034	2,195	2,255
Apollo Debt Solutions BDC
6.550%, 03/15/2032 (D)	523	534
Apollo Global Management
5.800%, 05/21/2054	75	74
Ares Management
5.600%, 10/11/2054	390	368
Ares Strategic Income Fund
6.200%, 03/21/2032	697	699
Athene Global Funding
3.205%, 03/08/2027 (D)	635	618
2.950%, 11/12/2026 (D)	1,350	1,324
1.608%, 06/29/2026 (D)	1,090	1,060
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	680	709
5.750%, 03/01/2029 (D)	680	699
5.750%, 11/15/2029 (D)	1,375	1,415
5.375%, 05/30/2030 (D)	1,750	1,783
2.528%, 11/18/2027 (D)	779	740
Bain Capital Specialty Finance
5.950%, 03/15/2030	469	464
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/2036 (A)	280	288
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	4,645	4,772
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	1,475	1,505
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	1,180	1,161
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	210	205
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	515	462
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	250	221
2.299%, SOFRRATE + 1.220%, 07/21/2032 (A)	45	39
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	4,224	4,106

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)		$2,875	$2,820
Bank of America MTN
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)		625	618
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)		631	626
3.194%, TSFR3M + 1.442%, 07/23/2030 (A)		160	152
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)		1,020	913
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)		265	248
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)		1,376	1,257
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)		5,340	5,005
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)		802	700
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)		983	1,004
Barclays
5.785%, SOFRRATE + 1.590%, 02/25/2036 (A)		1,642	1,678
Blackrock
3.750%, 07/18/2035	EUR	1,055	1,264
BlackRock Funding
5.250%, 03/14/2054		$140	134
Blue Owl Credit Income
6.600%, 09/15/2029		697	717
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(D)		768	791
5.389%, SOFRRATE + 1.581%, 05/28/2031 (A)(D)		905	922
Brown & Brown
5.550%, 06/23/2035		2,020	2,060
CaixaBank
5.581%, SOFRRATE + 1.790%, 07/03/2036 (A)(D)		673	680
4.885%, SOFRRATE + 1.360%, 07/03/2031 (A)(D)		1,119	1,123
4.634%, SOFRRATE + 1.140%, 07/03/2029 (A)(D)		1,119	1,122
Capital One Financial
6.051%, SOFRRATE + 2.260%, 02/01/2035 (A)		1,344	1,401
CBRE Services
5.500%, 06/15/2035		453	456
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)		785	814

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chubb INA Holdings MTN
5.000%, 03/15/2034	$685	$698
CI Financial
3.200%, 12/17/2030	2,555	2,254
Citadel
4.875%, 01/15/2027 (D)	660	658
Citibank
5.570%, 04/30/2034	2,485	2,589
4.914%, 05/29/2030	2,920	2,976
4.576%, 05/29/2027	2,589	2,603
Citigroup
8.125%, 07/15/2039	625	787
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	755	790
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	1,894	1,945
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	285	291
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	847	831
5.449%, SOFRRATE + 1.447%, 06/11/2035 (A)	65	66
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	2,522	2,542
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	5,430	5,540
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	1,218	1,227
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	559	557
2.666%, SOFRRATE + 1.146%, 01/29/2031 (A)	570	523
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	2,305	2,090
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	3,910	3,464
Constellation Insurance
6.800%, 01/24/2030 (D)	625	621
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(D)	1,790	1,670
Credit Agricole
5.222%, SOFRRATE + 1.460%, 05/27/2031 (A)(D)	1,205	1,227
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	730	779
5.297%, SOFRRATE + 1.720%, 05/09/2031 (A)	991	1,006
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	790	796
3.742%, SOFRRATE + 2.257%, 01/07/2033 (A)	1,722	1,550

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	$1,021	$1,024
7.050%, 07/15/2028 (D)	1,000	1,051
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(D)	1,650	1,574
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(D)	990	895
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(D)	720	715
FS KKR Capital
6.125%, 01/15/2030	983	976
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	877	884
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	497	497
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	1,870	1,918
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	803	810
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	2,118	2,171
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	1,375	1,407
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	545	554
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	1,285	1,270
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	778	780
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	1,690	1,493
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	195	173
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	5,970	5,214
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	4,845	4,678
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	1,150	1,125
Goldman Sachs Private Credit
6.250%, 05/06/2030 (D)	695	704
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	1,445	1,439
HSBC Bank USA
7.000%, 01/15/2039	275	315
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	485	492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.790%, SOFRRATE + 1.880%, 05/13/2036 (A)	$1,430	$1,471
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	3,515	3,654
5.597%, SOFRRATE + 1.060%, 05/17/2028 (A)	605	616
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	1,660	1,696
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	1,422	1,441
4.899%, SOFRRATE + 1.030%, 03/03/2029 (A)	1,422	1,434
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	260
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	370	329
ING Groep
5.525%, SOFRRATE + 1.610%, 03/25/2036 (A)	1,206	1,228
Intercontinental Exchange
5.250%, 06/15/2031	705	731
Jackson Financial
3.125%, 11/23/2031	1,405	1,244
Jane Street Group
7.125%, 04/30/2031 (D)	310	326
JPMorgan Chase
8.750%, 09/01/2030	970	1,147
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	2,520	2,647
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	2,315	2,399
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	900	927
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	2,010	2,064
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	1,151	1,171
5.090%, TSFR3M + 0.812%, 02/01/2027 (A)	1,590	1,570
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	660	653
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	300	301
4.250%, 10/01/2027	720	723
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	1,705	1,698
3.625%, 12/01/2027	230	227
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	650	635
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	855	797
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	1,775	1,563

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	$1,485	$1,358
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	410	394
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	1,285	1,205
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	1,360	1,179
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	2,705	2,642
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	330	326
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	105	103
Lloyds Banking Group
6.068%, H15T1Y + 1.600%, 06/13/2036 (A)	612	629
MassMutual Global Funding II
4.950%, 01/10/2030 (D)	1,434	1,464
Mercury General
4.400%, 03/15/2027	930	922
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,045	1,034
Mitsubishi UFJ Financial Group
5.159%, H15T1Y + 1.170%, 04/24/2031 (A)	752	770
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	1,475	1,514
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	1,110	1,136
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	938	965
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,505	1,523
5.230%, SOFRRATE + 1.108%, 01/15/2031 (A)	1,723	1,764
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	1,276	1,308
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	1,203	1,223
4.994%, SOFRRATE + 1.380%, 04/12/2029 (A)	1,767	1,793
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	770	751
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	2,513	2,633
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	475	493
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	1,610	1,638
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	1,080	1,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	$960	$921
2.943%, SOFRRATE + 1.290%, 01/21/2033 (A)	520	464
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	520	479
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	2,380	2,084
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	105	91
1.794%, SOFRRATE + 1.034%, 02/13/2032 (A)	915	783
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(D)	325	317
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (A)	902	917
Nomura Holdings
5.491%, 06/29/2035	643	647
4.904%, 07/01/2030	1,120	1,124
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	975	1,000
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	984	749
Oaktree Specialty Lending
6.340%, 02/27/2030	599	594
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	500	559
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	597	598
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (A)	197	206
5.741%, SOFRRATE + 1.878%, 03/20/2031 (A)	455	467
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	355	344
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	120	116
1.532%, H15T1Y + 1.250%, 08/21/2026 (A)	235	234
SBL Holdings
7.200%, 10/30/2034 (D)	710	679
Shift4 Payments
6.750%, 08/15/2032 (D)	420	436
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(D)	210	214
Societe Generale MTN
7.367%, 01/10/2053 (D)	210	220

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	$815	$825
4.729%, 02/28/2030	1,392	1,413
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	680	680
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (A)	310	326
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	1,310	1,376
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	385	400
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	655	647
Wells Fargo
7.950%, 11/15/2029	495	555
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	261	276
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	1,090	1,115
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	630	646
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	972	976
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	1,509	1,545
5.018%, TSFR3M + 0.762%, 01/15/2027 (A)	1,200	1,191
4.970%, SOFRRATE + 1.370%, 04/23/2029 (A)	3,426	3,474
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	256	265
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	1,530	1,579
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	3,195	2,909
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	1,251	1,251
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)	2,075	2,046
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	1,370	1,251
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	200	193

		235,125

Health Care — 2.4%
1261229 BC
10.000%, 04/15/2032 (D)	345	348
AbbVie
5.600%, 03/15/2055	81	81

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 03/15/2064		$225	$218
5.200%, 03/15/2035		819	837
5.050%, 03/15/2034		877	893
4.950%, 03/15/2031		526	540
4.875%, 03/15/2030		706	723
4.800%, 03/15/2027		650	656
4.550%, 03/15/2035		150	146
4.500%, 05/14/2035		1,158	1,119
4.250%, 11/21/2049		1,949	1,606
4.050%, 11/21/2039		272	238
3.200%, 11/21/2029		1,276	1,220
Alcon Finance
5.375%, 12/06/2032 (D)		1,110	1,146
American Medical Systems Europe BV
3.000%, 03/08/2031	EUR	1,200	1,406
Amgen
6.375%, 06/01/2037		$910	998
5.650%, 03/02/2053		2,225	2,172
5.600%, 03/02/2043		375	372
4.400%, 05/01/2045		375	319
3.150%, 02/21/2040		750	578
2.000%, 01/15/2032		1,515	1,292
Bausch + Lomb
8.375%, 10/01/2028 (D)		350	365
Bayer US Finance
6.875%, 11/21/2053 (D)		500	531
Bayer US Finance II
4.875%, 06/25/2048 (D)		1,200	983
4.625%, 06/25/2038 (D)		420	372
4.375%, 12/15/2028 (D)		3,688	3,654
Bristol-Myers Squibb
5.750%, 02/01/2031		825	879
Centene
3.000%, 10/15/2030		1,908	1,705
Cigna Group
4.375%, 10/15/2028		810	811
3.400%, 03/01/2027		380	374
3.400%, 03/15/2051		588	394
CommonSpirit Health
3.347%, 10/01/2029		241	230
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)		850	877
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)		230	230
5.875%, 06/01/2053		535	511
5.700%, 06/01/2034		707	728
5.550%, 06/01/2031		696	723
5.125%, 07/20/2045		1,075	952
5.050%, 03/25/2048		7,438	6,422
5.000%, 02/20/2026		1,295	1,297
4.780%, 03/25/2038		850	780
3.875%, 07/20/2025		515	515

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 04/01/2027		$140	$138
3.250%, 08/15/2029		635	604
1.875%, 02/28/2031		1,660	1,421
Elevance Health
5.700%, 02/15/2055		167	162
5.200%, 02/15/2035		1,705	1,723
5.150%, 06/15/2029		566	582
4.950%, 11/01/2031		540	548
4.750%, 02/15/2030		602	609
Eli Lilly
5.600%, 02/12/2065		484	490
5.500%, 02/12/2055		1,139	1,146
5.100%, 02/12/2035		379	388
5.100%, 02/09/2064		350	325
5.050%, 08/14/2054		86	81
4.900%, 02/12/2032		276	283
4.700%, 02/09/2034		697	697
4.600%, 08/14/2034		908	900
4.200%, 08/14/2029		816	819
Fortrea Holdings
7.500%, 07/01/2030 (D)		130	118
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)		1,345	1,293
GE HealthCare Technologies
5.500%, 06/15/2035		830	850
Gilead Sciences
4.000%, 09/01/2036		262	239
Grifols
4.750%, 10/15/2028 (D)		460	442
HCA
6.200%, 03/01/2055		787	792
5.900%, 06/01/2053		257	248
5.500%, 03/01/2032		1,194	1,232
5.250%, 06/15/2026		620	621
5.250%, 06/15/2049		2,403	2,135
3.500%, 09/01/2030		2,000	1,891
2.375%, 07/15/2031		751	654
Humana
3.700%, 03/23/2029		3,205	3,106
Kedrion
6.500%, 09/01/2029 (D)		330	316
Medline Borrower
6.250%, 04/01/2029 (D)		370	380
Merck
2.350%, 06/24/2040		294	206
Modivcare Inc
5.000%, 10/01/2029 (D)		1,428	378
Pfizer
4.000%, 12/15/2036		420	385
Pfizer Investment Enterprises Pte
4.750%, 05/19/2033		2,300	2,293
Sartorius Finance BV
4.500%, 09/14/2032	EUR	100	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stryker
4.850%, 02/10/2030	$978	$998
Tenet Healthcare
4.375%, 01/15/2030	185	179
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 12/01/2032	473	483
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030	87	89
UnitedHealth Group
5.875%, 02/15/2053	1,996	2,000
5.750%, 07/15/2064	278	270
5.625%, 07/15/2054	1,107	1,074
5.500%, 07/15/2044	424	413
5.375%, 04/15/2054	1,885	1,762
5.300%, 06/15/2035	3,490	3,557
5.150%, 07/15/2034	2,725	2,753
4.600%, 04/15/2027	537	540
4.250%, 04/15/2047	450	364
3.050%, 05/15/2041	121	89
Universal Health Services
1.650%, 09/01/2026	685	661

		84,091

Industrials — 1.8%
AerCap Ireland Capital DAC
6.450%, 04/15/2027	614	634
4.950%, 09/10/2034	3,510	3,434
3.000%, 10/29/2028	4,305	4,101
American Airlines
8.500%, 05/15/2029 (D)	350	367
BAE Systems
5.250%, 03/26/2031 (D)	1,185	1,222
Boeing
6.858%, 05/01/2054	361	395
6.388%, 05/01/2031	1,025	1,102
6.298%, 05/01/2029	1,575	1,665
5.805%, 05/01/2050	612	587
2.196%, 02/04/2026	1,120	1,102
Caterpillar
5.200%, 05/15/2035	1,132	1,154
Caterpillar Financial Services
4.375%, 08/16/2029	535	539
Caterpillar Financial Services MTN
5.000%, 05/14/2027	781	794
4.850%, 02/27/2029	515	527
Cintas No. 2
4.000%, 05/01/2032	415	401
Crowley Conro
4.181%, 08/15/2043	366	323
Deere
5.700%, 01/19/2055	732	757

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.450%, 01/16/2035		$1,563	$1,628
Delta Air Lines
5.250%, 07/10/2030		4,228	4,255
4.950%, 07/10/2028		1,376	1,384
4.750%, 10/20/2028 (D)		1,126	1,129
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		2,804	2,639
Eaton Capital ULC
4.450%, 05/09/2030		460	462
Embraer Netherlands Finance BV
5.980%, 02/11/2035		914	942
General Dynamics
4.950%, 08/15/2035		673	676
4.250%, 04/01/2040		510	458
General Electric MTN
5.068%, TSFR3M + 0.742%, 08/15/2036 (A)		2,400	2,222
Heathrow Funding
3.875%, 01/16/2036	EUR	370	429
Heathrow Funding MTN
1.125%, 10/08/2030		795	838
Howmet Aerospace
4.850%, 10/15/2031		$348	352
Huntington Ingalls Industries
5.749%, 01/15/2035		920	949
Icahn Enterprises
10.000%, 11/15/2029 (D)		1,645	1,628
9.750%, 01/15/2029		75	73
9.000%, 06/15/2030		95	89
John Deere Capital
4.650%, 01/07/2028		611	620
4.550%, 06/05/2030		796	803
4.500%, 01/08/2027		872	878
John Deere Capital MTN
5.150%, 09/08/2026		645	653
4.150%, 09/15/2027		512	513
Lockheed Martin
4.500%, 05/15/2036		285	274
Northrop Grumman
5.250%, 07/15/2035		457	466
4.650%, 07/15/2030		492	497
Otis Worldwide
3.112%, 02/15/2040		545	419
Paychex
5.350%, 04/15/2032		2,265	2,326
Prime Security Services Borrower
5.750%, 04/15/2026 (D)		200	201
Protective Life Global Funding
1.618%, 04/15/2026 (D)		2,170	2,124
Raven Acquisition Holdings
6.875%, 11/15/2031 (D)		740	740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rollins
5.250%, 02/24/2035	$424	$425
Siemens Funding BV
5.800%, 05/28/2055 (D)	457	471
5.200%, 05/28/2035 (D)	1,653	1,683
4.900%, 05/28/2032 (D)	903	916
4.600%, 05/28/2030 (D)	749	756
4.350%, 05/26/2028 (D)	1,122	1,131
TransDigm
7.125%, 12/01/2031 (D)	330	346
6.625%, 03/01/2032 (D)	220	228
Uber Technologies
5.350%, 09/15/2054	310	289
4.800%, 09/15/2034	2,316	2,275
Union Pacific
3.250%, 02/05/2050	480	332
2.891%, 04/06/2036	515	426
2.800%, 02/14/2032	331	298
2.375%, 05/20/2031	244	219
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	1,519	1,549
United Parcel Service
6.050%, 05/14/2065	685	701
5.950%, 05/14/2055	536	550
5.250%, 05/14/2035	596	608
5.200%, 04/01/2040	240	235

		63,209

Information Technology — 1.6%
Accenture Capital
4.500%, 10/04/2034	573	558
4.250%, 10/04/2031	1,043	1,033
Apple
4.200%, 05/12/2030	894	898
4.000%, 05/12/2028	522	523
3.950%, 08/08/2052	491	391
2.650%, 05/11/2050	203	127
2.650%, 02/08/2051	157	98
2.375%, 02/08/2041	187	131
AppLovin
5.950%, 12/01/2054	1,100	1,074
Autodesk
5.300%, 06/15/2035	444	451
2.400%, 12/15/2031	42	37
Broadcom
5.150%, 11/15/2031	1,968	2,025
5.050%, 07/12/2029	937	960
4.926%, 05/15/2037 (D)	3,560	3,455
4.800%, 10/15/2034	1,560	1,541
4.550%, 02/15/2032	653	647
4.150%, 02/15/2028	863	861
4.150%, 11/15/2030	289	284
3.419%, 04/15/2033 (D)	529	480

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 11/15/2025	$301	$299
2.450%, 02/15/2031 (D)	402	359
Cadence Design Systems
4.700%, 09/10/2034	684	676
4.300%, 09/10/2029	1,348	1,348
4.200%, 09/10/2027	485	486
Cisco Systems
5.050%, 02/26/2034	1,050	1,075
Dell International
5.000%, 04/01/2030	1,140	1,158
Foundry JV Holdco
6.300%, 01/25/2039 (D)	451	472
6.200%, 01/25/2037 (D)	531	553
6.100%, 01/25/2036 (D)	2,144	2,218
5.900%, 01/25/2033 (D)	237	246
5.500%, 01/25/2031 (D)	754	773
Helios Software Holdings
8.750%, 05/01/2029 (D)	680	699
Hewlett Packard Enterprise
5.600%, 10/15/2054	376	347
5.000%, 10/15/2034	1,320	1,281
Intel
5.900%, 02/10/2063	138	130
5.700%, 02/10/2053	139	129
5.625%, 02/10/2043	147	140
5.600%, 02/21/2054	375	344
3.734%, 12/08/2047	1,535	1,083
3.250%, 11/15/2049	174	110
3.050%, 08/12/2051	1,978	1,175
2.800%, 08/12/2041	221	148
KLA
4.700%, 02/01/2034	518	516
3.300%, 03/01/2050	210	145
Micron Technology
6.050%, 11/01/2035	1,224	1,281
5.650%, 11/01/2032	448	466
NetApp
5.500%, 03/17/2032	940	968
Open Text
6.900%, 12/01/2027 (D)	304	315
Oracle
6.000%, 08/03/2055	669	668
5.375%, 09/27/2054	1,063	972
4.800%, 08/03/2028	870	884
4.650%, 05/06/2030	330	333
4.000%, 07/15/2046	446	344
3.900%, 05/15/2035	1,615	1,457
3.800%, 11/15/2037	3,495	2,992
3.600%, 04/01/2040	130	104
3.600%, 04/01/2050	730	511
2.950%, 04/01/2030	860	803
2.875%, 03/25/2031	1,040	948
1.650%, 03/25/2026	890	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$1,895	$2,299
Synopsys
5.700%, 04/01/2055	152	151
5.000%, 04/01/2032	605	613
4.850%, 04/01/2030	756	767
4.650%, 04/01/2028	529	534
Texas Instruments
5.150%, 02/08/2054	259	244
5.100%, 05/23/2035	742	756
5.000%, 03/14/2053	214	197
4.500%, 05/23/2030	742	750
TSMC Global
1.375%, 09/28/2030 (D)	675	582
Vontier
1.800%, 04/01/2026	495	484
Xerox
10.250%, 10/15/2030 (D)	445	466

		53,245

Materials — 0.6%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,405
Anglo American Capital
5.750%, 04/05/2034 (D)	910	940
Ball
3.125%, 09/15/2031	370	332
Berry Global
5.650%, 01/15/2034	450	465
1.650%, 01/15/2027	2,985	2,863
Celanese US Holdings
7.050%, 11/15/2030	1,680	1,768
CRH America Finance
5.500%, 01/09/2035	565	579
CRH SMW Finance DAC
5.125%, 01/09/2030	565	579
Dow Chemical
5.350%, 03/15/2035	908	903
4.800%, 05/15/2049	360	295
DuPont de Nemours
4.493%, 11/15/2025	830	829
Gerdau Trade
5.750%, 06/09/2035	696	696
Glencore Funding
6.141%, 04/01/2055 (D)	353	357
5.673%, 04/01/2035 (D)	942	961
5.634%, 04/04/2034 (D)	260	265
5.186%, 04/01/2030 (D)	3,450	3,517
International Flavors & Fragrances
3.268%, 11/15/2040 (D)	535	392
2.300%, 11/01/2030 (D)	1,425	1,259
1.832%, 10/15/2027 (D)	130	122

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newmont
5.350%, 03/15/2034	$382	$392
OCP
4.500%, 10/22/2025 (D)	400	398
3.750%, 06/23/2031 (D)	410	367

		20,684

Real Estate — 0.7%
Agree
5.600%, 06/15/2035	519	528
4.800%, 10/01/2032	241	238
2.600%, 06/15/2033	109	91
2.000%, 06/15/2028	400	375
American Assets Trust
3.375%, 02/01/2031	1,370	1,227
American Homes 4 Rent
5.500%, 07/15/2034	241	244
4.950%, 06/15/2030	447	452
4.300%, 04/15/2052	693	539
3.625%, 04/15/2032	442	408
American Tower
5.550%, 07/15/2033	720	743
2.700%, 04/15/2031	575	516
1.875%, 10/15/2030	290	252
AvalonBay Communities MTN
2.450%, 01/15/2031	505	453
Brixmor Operating Partnership
2.500%, 08/16/2031	423	369
Camden Property Trust
2.800%, 05/15/2030	265	246
Crown Castle
5.800%, 03/01/2034	531	550
2.100%, 04/01/2031	435	373
Equinix
3.900%, 04/15/2032	1,005	952
Essex Portfolio
5.500%, 04/01/2034	269	275
2.550%, 06/15/2031	228	202
Extra Space Storage
3.900%, 04/01/2029	226	221
2.400%, 10/15/2031	405	352
2.200%, 10/15/2030	371	328
GLP Capital
5.375%, 04/15/2026	645	645
4.000%, 01/15/2031	50	47
Healthcare Realty Holdings
3.625%, 01/15/2028	115	112
3.100%, 02/15/2030	880	816
Hudson Pacific Properties
3.950%, 11/01/2027	1,338	1,283
Invitation Homes Operating Partnership
4.875%, 02/01/2035	393	381
4.150%, 04/15/2032	540	511

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 08/15/2031		$880	$749
Kimco Realty OP
5.300%, 02/01/2036		532	536
4.850%, 03/01/2035		355	347
LXP Industrial Trust
6.750%, 11/15/2028		295	312
Prologis
5.250%, 05/15/2035		985	999
Realty Income
4.900%, 07/15/2033		381	380
4.875%, 07/06/2030	EUR	300	378
3.400%, 01/15/2030		$265	253
2.850%, 12/15/2032		320	280
2.100%, 03/15/2028		248	235
Regency Centers
5.250%, 01/15/2034		519	527
5.000%, 07/15/2032		507	513
2.950%, 09/15/2029		606	573
Sabra Health Care
3.900%, 10/15/2029		1,490	1,418
Simon Property Group
4.750%, 09/26/2034		500	487
Store Capital
5.400%, 04/30/2030 (D)		355	360
2.750%, 11/18/2030		391	344
2.700%, 12/01/2031		154	131
Sun Communities Operating
4.200%, 04/15/2032		575	544
VICI Properties
5.625%, 04/01/2035		1,240	1,251
4.125%, 08/15/2030 (D)		39	38
3.875%, 02/15/2029 (D)		305	295
WP Carey
4.250%, 07/23/2032	EUR	200	242

			24,921

Utilities — 2.8%
AEP Texas
6.650%, 02/15/2033		$500	542
AEP Transmission
5.375%, 06/15/2035		565	577
Alabama Power
5.100%, 04/02/2035		490	494
3.700%, 12/01/2047		810	617
Alliant Energy Finance
3.600%, 03/01/2032 (D)		300	272
American Electric Power
5.699%, 08/15/2025		875	876
American Transmission Systems
2.650%, 01/15/2032 (D)		1,026	903
AmeriGas Partners
9.500%, 06/01/2030 (D)		293	304
9.375%, 06/01/2028 (D)		280	289

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baltimore Gas and Electric
5.450%, 06/01/2035	$596	$611
2.250%, 06/15/2031	343	304
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,330	814
Boston Gas
4.487%, 02/15/2042 (D)	35	30
Brooklyn Union Gas
6.415%, 07/18/2054 (D)	2,160	2,234
CenterPoint Energy Houston Electric
5.150%, 03/01/2034	2,200	2,219
3.600%, 03/01/2052	253	182
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/2035 (D)	2,234	2,250
5.580%, 10/20/2035 (D)	313	313
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	823	852
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	230
Consolidated Edison of New York
5.500%, 03/15/2034	210	219
5.500%, 03/15/2055	621	602
5.375%, 05/15/2034	291	300
4.450%, 03/15/2044	805	693
3.700%, 11/15/2059	172	119
3.200%, 12/01/2051	77	51
Consumers Energy
5.050%, 05/15/2035	1,366	1,375
4.500%, 01/15/2031	895	899
Consumers Securitization Funding
5.550%, 03/01/2028	488	492
DTE Electric
5.250%, 05/15/2035	312	318
3.650%, 03/01/2052	183	134
2.950%, 03/01/2050	400	260
Duke Energy
3.500%, 06/15/2051	212	146
0.900%, 09/15/2025	705	699
Duke Energy Carolinas
5.350%, 01/15/2053	655	628
5.250%, 03/15/2035	504	515
4.250%, 12/15/2041	878	751
4.000%, 09/30/2042	385	318
3.550%, 03/15/2052	310	224
2.850%, 03/15/2032	425	381
2.550%, 04/15/2031	156	141
Duke Energy Florida
2.400%, 12/15/2031	341	302
Duke Energy Indiana
2.750%, 04/01/2050	605	373
Duke Energy Progress
5.050%, 03/15/2035	1,835	1,843
4.100%, 05/15/2042	400	332

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 10/15/2046		$105	$79
2.500%, 08/15/2050		346	200
Entergy Arkansas
5.150%, 01/15/2033		514	527
2.650%, 06/15/2051		308	180
Entergy Louisiana
5.800%, 03/15/2055		1,310	1,310
5.150%, 09/15/2034		220	221
Entergy Mississippi
5.800%, 04/15/2055		452	452
Entergy Texas
5.250%, 04/15/2035		775	781
Eurogrid GmbH MTN
1.113%, 05/15/2032	EUR	600	609
Evergy Metro
5.300%, 10/01/2041		$100	96
Eversource Energy
5.950%, 02/01/2029		745	778
Exelon
5.875%, 03/15/2055		696	694
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)		264	269
4.300%, 01/15/2029 (D)		403	399
3.250%, 03/15/2028 (D)		334	324
Florida Power & Light
5.700%, 03/15/2055		2,485	2,513
Georgia Power
5.200%, 03/15/2035		181	184
Indiana Michigan Power
4.550%, 03/15/2046		325	274
Interstate Power and Light
5.700%, 10/15/2033		1,755	1,822
5.450%, 09/30/2054		1,140	1,095
Jersey Central Power & Light
5.100%, 01/15/2035		412	411
2.750%, 03/01/2032 (D)		706	619
KeySpan Gas East
3.586%, 01/18/2052 (D)		2,595	1,709
2.742%, 08/15/2026 (D)		1,025	1,003
Louisville Gas and Electric
5.450%, 04/15/2033		2,230	2,305
MidAmerican Energy
4.800%, 09/15/2043		830	756
2.700%, 08/01/2052		297	184
Mississippi Power
4.250%, 03/15/2042		174	148
3.100%, 07/30/2051		411	270
National Gas Transmission MTN
4.250%, 04/05/2030	EUR	1,000	1,226
NextEra Energy Capital Holdings
5.450%, 03/15/2035		$4,250	4,332
NiSource
5.800%, 02/01/2042		149	146

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 04/01/2034	$2,920	$2,969
Northern States Power
5.650%, 06/15/2054	296	298
5.400%, 03/15/2054	207	200
5.050%, 05/15/2035	746	753
NSTAR Electric
5.400%, 06/01/2034	395	405
5.200%, 03/01/2035	272	274
Ohio Edison
4.950%, 12/15/2029 (D)	445	451
Oncor Electric Delivery
5.800%, 04/01/2055 (D)	872	876
5.350%, 04/01/2035 (D)	426	434
Pacific Gas and Electric
6.100%, 01/15/2029	3,910	4,051
4.950%, 07/01/2050	1,303	1,050
4.200%, 06/01/2041	199	153
3.950%, 12/01/2047	790	558
3.500%, 08/01/2050	175	112
2.500%, 02/01/2031	1,325	1,150
2.100%, 08/01/2027	1,705	1,615
PacifiCorp
2.900%, 06/15/2052	1,330	787
PECO Energy
4.150%, 10/01/2044	900	748
2.850%, 09/15/2051	413	260
Piedmont Natural Gas
3.500%, 06/01/2029	736	713
3.350%, 06/01/2050	1,396	931
Pike
8.625%, 01/31/2031 (D)	535	582
PPL Capital Funding
5.250%, 09/01/2034	321	324
PSEG Power
5.750%, 05/15/2035 (D)	2,225	2,291
Public Service Electric and Gas
5.500%, 03/01/2055	213	210
5.050%, 03/01/2035	534	540
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	513
2.700%, 05/01/2050	160	99
2.050%, 08/01/2050	95	50
1.900%, 08/15/2031	589	510
Public Service of Colorado
5.250%, 04/01/2053	1,090	1,001
Public Service of Oklahoma
5.450%, 01/15/2036	1,730	1,743
5.200%, 01/15/2035	1,645	1,642
3.150%, 08/15/2051	232	145
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)	101	96

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Edison
4.125%, 03/01/2048		$348	$252
Southern California Gas
2.550%, 02/01/2030		2,030	1,865
Southern Gas Capital
5.150%, 09/15/2032		500	507
4.400%, 05/30/2047		500	406
Southwestern Electric Power
3.250%, 11/01/2051		400	258
1.650%, 03/15/2026		375	368
Southwestern Public Service
3.750%, 06/15/2049		845	612
Suez MTN
2.875%, 05/24/2034	EUR	600	659
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (D)		$2,252	2,291
Union Electric
5.200%, 04/01/2034		1,025	1,042
Virginia Electric and Power
5.000%, 04/01/2033		2,301	2,324
5.000%, 01/15/2034		2,280	2,283
4.650%, 08/15/2043		585	513
2.950%, 11/15/2051		343	214
Virginia Power Fuel Securitization
5.088%, 05/01/2027		769	773
Vistra Operations
5.700%, 12/30/2034 (D)		1,815	1,848

			97,693

Total Corporate Obligations
(Cost $762,155) ($ Thousands)			750,200

ASSET-BACKED SECURITIES — 7.2%
Automotive — 1.9%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		336	338
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030		377	376
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028		71	71
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027		218	219
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028		586	590
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (D)		805	812

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	$562	$565
ARI Fleet Lease Trust, Ser 2025-B, Cl B
4.970%, 03/15/2034 (D)	635	642
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	241	242
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	423	421
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	437
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (D)	630	634
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	836	849
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	1,164	1,173
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	632	634
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (D)	1,375	1,395
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	294
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/2028	609	614
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	1,296	1,286
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	310
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	2,405	2,429
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	2,360	2,407
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	265
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	1,130	1,138
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	495	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	$1,246	$1,254
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	2,494	2,549
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	537	540
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (D)	3,520	3,557
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (D)	1,300	1,315
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (D)	1,759	1,776
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	112	111
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	69	69
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	358
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	605
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	296	298
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	530	532
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	1,959	1,981
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	718
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	758	768
Nissan Auto Lease Trust, Ser 2025-A, Cl A3
4.750%, 03/15/2028	1,152	1,165
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	435
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	1,140	1,151

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A4
4.570%, 11/15/2030	$861	$870
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	645	650
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	164	164
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	632	635
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	850	856
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	237	237
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (D)	570	575
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	365	364
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (D)	1,620	1,630
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	332	333
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	171
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	366	367
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	520	523
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	872	876
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	150
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	547	554
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (D)	632	634
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,920	2,856
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	1,890	1,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	$3,205	$3,303
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (D)	2,891	2,930
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	396
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	654	655
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	872	876
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A3
4.340%, 11/15/2029	178	179
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	1,095	1,095
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (D)	885	892
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	862	864
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	812	816
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	497	502
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	101	101
		64,801

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	2,249	2,323
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/15/2029	2,955	2,992
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	5,825	5,861
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,020	3,052
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	810	822
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	2,005	2,028

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	$3,554	$3,617
WF Card Issuance Trust, Ser 2024-A2, Cl A
4.290%, 10/15/2029	1,380	1,386
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	544	548
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	267	273
		22,902

Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
4.704%, TSFR1M + 0.384%, 02/25/2037 (A)	5,000	4,730
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
5.484%, TSFR1M + 1.164%, 01/25/2034 (A)	292	293
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.994%, TSFR1M + 0.674%, 05/25/2037 (A)	5,500	4,651
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.109%, TSFR1M + 0.789%, 12/25/2034 (A)	94	92
		9,766

Non-Agency Mortgage-Backed Obligations — 0.2%

BMP, Ser MF23, Cl D
6.702%, TSFR1M + 2.390%, 06/15/2041 (A)(D)	780	781
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/2064 (C)(D)	1,268	1,274
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.855%, SOFR30A + 1.550%, 10/25/2041 (A)(D)	1,421	1,424
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
7.455%, SOFR30A + 3.150%, 12/25/2041 (A)(D)	460	472
NRTH Mortgage Trust, Ser PARK, Cl A
5.953%, TSFR1M + 1.641%, 03/15/2039 (A)(D)	2,210	2,212
		6,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 4.2%

AIMCO CLO 22, Ser 2024-22A, Cl A
5.770%, TSFR3M + 1.500%, 04/19/2037 (A)(D)	$1,330	$1,334
AMMC CLO 15, Ser 2021-15A, Cl BR3
6.168%, TSFR3M + 1.912%, 01/15/2032 (A)(D)	1,100	1,101
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
5.496%, TSFR1M + 1.184%, 08/15/2034 (A)(D)	635	635
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
6.006%, TSFR3M + 1.750%, 10/15/2036 (A)(D)	1,280	1,282
Barings CLO, Ser 2024-4A, Cl A1R
5.406%, TSFR3M + 1.150%, 10/15/2030 (A)(D)	2,513	2,513
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.684%, TSFR1M + 0.364%, 04/25/2036 (A)	2,526	2,327
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.832%, 11/25/2034 (C)	17	17
Clover CLO, Ser 2024-1A, Cl A1RR
5.800%, TSFR3M + 1.530%, 04/20/2037 (A)(D)	3,000	3,008
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	325	324
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	926	931
College Avenue Student Loans, Ser 2017-A, Cl A1
6.084%, TSFR1M + 1.764%, 11/26/2046 (A)(D)	184	185
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	130	128
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	263	252
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	243	219
College Avenue Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	532	483
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (D)	1,025	1,057

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.234%, TSFR1M + 0.914%, 10/25/2047 (A)	$934	$871
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.784%, TSFR1M + 1.464%, 08/25/2047 (A)	4,656	4,369
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,957
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (D)	1,835	1,853
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	300	304
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (D)	1,110	1,129
DLLAD, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	1,810	1,846
Dryden 55 CLO, Ser 2018-55A, Cl A1
5.538%, TSFR3M + 1.282%, 04/15/2031 (A)(D)	226	226
Dryden 95 CLO, Ser 2025-95A, Cl BR
5.922%, TSFR3M + 1.600%, 08/20/2034 (A)(D)	2,900	2,900
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.418%, TSFR3M + 1.162%, 04/15/2029 (A)(D)	347	347
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	441	438
Elmwood CLO 29, Ser 2024-5A, Cl AR1
5.790%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	760	762
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.790%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	550	552
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.434%, TSFR1M + 1.114%, 08/25/2034 (A)	191	175
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	197	192
Ford Credit Floorplan Master Owner Trust A, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (D)	1,577	1,580
Ford Credit Floorplan Master Owner Trust A, Ser 2024-4, Cl A
4.400%, 09/15/2031 (D)	982	983
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,672	1,690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.094%, TSFR1M + 0.774%, 01/25/2036 (A)	$2,614	$2,521
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.370%, TSFR3M + 1.100%, 04/20/2034 (A)(D)	4,100	4,089
GSAMP Trust, Ser 2005-WMC3, Cl A2C
5.094%, TSFR1M + 0.774%, 12/25/2035 (A)	2,870	2,802
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.934%, TSFR1M + 0.614%, 05/25/2046 (A)	3,023	2,899
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	234	228
HPS Loan Management, Ser 2022-19, Cl A1R
5.592%, TSFR3M + 1.320%, 01/22/2035 (A)(D)	400	401
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (D)	1,262	1,137
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	553	521
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	744	671
Kings Park CLO, Ser 2021-1A, Cl A
5.661%, TSFR3M + 1.392%, 01/21/2035 (A)(D)	400	401
LCM 37, Ser 2024-37A, Cl A1R
5.316%, TSFR3M + 1.060%, 04/15/2034 (A)(D)	3,500	3,493
Magnetite XII, Ser 2024-12A, Cl AR4
5.406%, TSFR3M + 1.150%, 10/15/2031 (A)(D)	820	820
MF1, Ser 2020-FL4, Cl A
6.128%, TSFR1M + 1.814%, 12/15/2035 (A)(D)	144	144
MF1, Ser 2021-FL7, Cl A
5.509%, TSFR1M + 1.194%, 10/16/2036 (A)(D)	203	203
MF1, Ser 2025-FL17, Cl A
5.635%, TSFR1M + 1.320%, 02/18/2040 (A)(D)	1,450	1,446
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	373	371
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	95	91
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	494	505
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	50	50

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	$1,068	$1,056
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	145	144
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	324	318
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	628	609
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	893	859
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	79	74
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	554	516
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	1,261	1,150
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	158	143
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	678	610
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,416	1,267
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	634	562
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	152	137
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	471	431
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	149	145
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	648	567
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.785%, SOFR90A + 0.422%, 01/25/2037 (A)	185	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.735%, SOFR90A + 0.372%, 10/25/2033 (A)	$962	$952
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.704%, SOFR90A + 0.362%, 03/23/2037 (A)	764	757
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.724%, SOFR90A + 0.382%, 12/24/2035 (A)	732	725
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	1,092	1,027
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	670	626
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (D)	248	233
Octagon 53, Ser 2021-1A, Cl A
5.548%, TSFR3M + 1.292%, 04/15/2034 (A)(D)	3,750	3,753
Octagon 66, Ser 2023-1A, Cl A1R
6.075%, TSFR3M + 1.750%, 11/16/2036 (A)(D)	1,350	1,353
Octagon Investment Partners 41, Ser 2025-2A, Cl A2R2
5.856%, TSFR3M + 1.600%, 10/15/2033 (A)(D)	3,000	2,993
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	126	126
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.120%, TSFR3M + 1.850%, 04/20/2036 (A)(D)	1,180	1,187
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.656%, TSFR3M + 1.400%, 04/15/2031 (A)(D)	2,270	2,268
Rad CLO 22, Ser 2023-22A, Cl A1
6.100%, TSFR3M + 1.830%, 01/20/2037 (A)(D)	1,580	1,584
RR 8, Ser 2024-8A, Cl A2R
5.956%, TSFR3M + 1.700%, 07/15/2037 (A)(D)	2,810	2,822
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	374	369
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	669	634

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	$386	$386
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	1,640	1,658
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (D)	980	982
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	107	105
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.890%, TSFR3M + 0.572%, 12/15/2038 (A)	493	486
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.805%, SOFR90A + 1.462%, 12/15/2033 (A)(D)	983	964
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.795%, SOFR90A + 0.432%, 07/25/2040 (A)	1,965	1,917
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.785%, SOFR90A + 0.422%, 01/25/2041 (A)	1,294	1,243
SLM Student Loan Trust, Ser 2007-7, Cl B
5.375%, SOFR90A + 1.012%, 10/27/2070 (A)	1,050	1,051
SLM Student Loan Trust, Ser 2008-2, Cl B
5.825%, SOFR90A + 1.462%, 01/25/2083 (A)	685	701
SLM Student Loan Trust, Ser 2008-3, Cl B
5.825%, SOFR90A + 1.462%, 04/26/2083 (A)	685	686
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.275%, SOFR90A + 1.912%, 07/25/2022 (A)	203	203
SLM Student Loan Trust, Ser 2008-4, Cl B
6.475%, SOFR90A + 2.112%, 04/25/2073 (A)	685	725
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.325%, SOFR90A + 1.962%, 07/25/2023 (A)	31	31
SLM Student Loan Trust, Ser 2008-5, Cl B
6.475%, SOFR90A + 2.112%, 07/25/2073 (A)	685	695
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.725%, SOFR90A + 1.362%, 07/25/2023 (A)	808	799
SLM Student Loan Trust, Ser 2008-6, Cl B
6.475%, SOFR90A + 2.112%, 07/26/2083 (A)	685	685

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
6.475%, SOFR90A + 2.112%, 07/26/2083 (A)	$685	$691
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	623	586
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,873	1,723
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	841	757
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (D)	679	659
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,343	1,259
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	93	85
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	1,368	1,280
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	1,101	1,111
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/2054 (D)	982	993
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	483	420
South Carolina Student Loan, Ser 2015-A, Cl A
5.934%, TSFR1M + 1.614%, 01/25/2036 (A)	183	183
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,710
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.984%, TSFR1M + 0.664%, 09/25/2034 (A)	276	266
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (D)	2,880	2,841
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	176	176
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (D)	668	669
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/2029 (D)	858	869

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trestles CLO IV, Ser 2021-4A, Cl B1
6.231%, TSFR3M + 1.962%, 07/21/2034 (A)(D)	$3,445	$3,454
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	119	112
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	236	211
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	436	412
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	639	607
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	467	470
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	445	451
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	1,475	1,512
Verizon Master Trust Series, Ser 2025-2, Cl A
4.940%, 01/20/2033 (D)	1,978	2,027
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	2,417	2,438
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (D)	445	448
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,130	1,153
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	2,936	2,942
Verizon Master Trust, Ser 2025-3, Cl A1A
4.510%, 03/20/2030	1,812	1,820
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (D)	1,812	1,840
Voya CLO, Ser 2024-3A, Cl A1R2
5.420%, TSFR3M + 1.150%, 10/18/2031 (A)(D)	1,752	1,753
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.869%, TSFR1M + 0.549%, 07/25/2036 (A)	1,984	1,977
		146,167

Total Asset-Backed Securities
(Cost $249,046) ($ Thousands)		249,799

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 0.9%

Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(D)		$591	$586
Brazilian Government International Bond
4.750%, 01/14/2050		740	521
Chile Government International Bond
5.650%, 01/13/2037		471	485
Colombia Government International Bond
3.250%, 04/22/2032		970	766
Digital Dutch Finco BV
3.875%, 03/15/2035	EUR	120	139
1.000%, 01/15/2032		315	313
E.ON
3.500%, 04/16/2033		565	670
Enel Finance International MTN
4.500%, 02/20/2043		290	345
Equinix Europe 2 Financing
3.625%, 11/22/2034		705	806
Export Finance & Insurance
4.625%, 10/26/2027(D)		$879	894
FDJ UNITED
3.375%, 11/21/2033	EUR	700	811
Fiserv Funding ULC
4.000%, 06/15/2036		480	562
Gatwick Funding
3.625%, 10/16/2033		100	117
Israel Government International Bond
5.750%, 03/12/2054		$505	467
5.625%, 02/19/2035		805	818
5.375%, 02/19/2030		1,763	1,797
3.875%, 07/03/2050		282	198
3.375%, 01/15/2050		280	182
2.750%, 07/03/2030		470	425
Johnson & Johnson
3.600%, 02/26/2045	EUR	105	119
Lonza Finance International
3.500%, 09/04/2034		220	256
Medtronic Global Holdings SCA
1.375%, 10/15/2040		170	141
Mexico Government International Bond
6.625%, 01/29/2038		$1,287	1,306
6.050%, 01/11/2040		1,210	1,154
4.750%, 03/08/2044		6,706	5,272
4.600%, 01/23/2046		528	398
4.600%, 02/10/2048		422	313
4.400%, 02/12/2052		477	334
3.500%, 02/12/2034		663	555
2.659%, 05/24/2031		2,060	1,782
Molnlycke Holding MTN
4.250%, 06/11/2034	EUR	110	133
Paraguay Government International Bond
6.650%, 03/04/2055(D)		$298	298
5.400%, 03/30/2050(D)		1,191	1,018

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Peruvian Government International Bond
5.500%, 03/30/2036		$860	$861
Philip Morris International
2.750%, 06/06/2029	EUR	225	262
Prologis Euro Finance
4.625%, 05/23/2033		215	272
4.000%, 05/05/2034		415	498
Republic of South Africa Government International Bond
5.875%, 04/20/2032		$200	196
Romanian Government International Bond
5.750%, 03/24/2035		450	416
Scottish Hydro Electric Transmission MTN
3.375%, 09/04/2032	EUR	205	240
Severn Trent Utilities Finance
3.875%, 08/04/2035		635	750
TenneT Holding BV MTN
4.750%, 10/28/2042		185	235
Thermo Fisher Scientific Finance I BV
1.625%, 10/18/2041		155	131
United Utilities Water Finance MTN
3.750%, 05/23/2034		530	622
Visa
3.875%, 05/15/2044		345	404
Vonovia MTN
0.750%, 09/01/2032		800	771

Total Sovereign Debt
(Cost $30,828) ($ Thousands)			29,639

LOAN PARTICIPATIONS — 0.4%
Action
6.799%, 07/01/2031 (A)		$265	267
ADVSM
8.789%, 10/28/2027		138	115
Alpha Generation
6.327%, 09/30/2031 (A)		246	245
Alphagen
0.000%, 09/30/2031 (G)		245	245
Amaya Flutter
6.320%, 05/24/2032		167	167
AmWINS Group, Inc, Initial Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 01/30/2032 (A)		140	140
Antylia
8.325%, 05/14/2032		107	104
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
7.677%, CME Term SOFR + 3.250%, 12/06/2027 (A)		122	120
Archkey
0.000%, 12/22/2031 (G)		7	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Artera Services, LLC
8.799%, 02/15/2031	$148	$124
Asurion, LLC, Term B-4 Loan, 2nd Lien
9.691%, 01/20/2029 (A)	93	86
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 02/15/2029 (A)	186	186
Authentic Brands
6.577%, 12/21/2028 (A)	112	112
Barracuda Networks Inc.
8.780%, 08/15/2029	75	62
BassProShops/GreatAmerOutd
7.577%, 01/23/2032 (A)	–	—
Bausch + Lomb Corporation
7.679%, 05/10/2027 (A)	122	122
BCPE Empire Holdings, Inc, Amendment No. 8 Incremental Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 12/11/2030 (A)	94	93
BCPE North Star US
8.441%, 06/09/2028	15	15
Blackhawk Network
8.327%, 03/12/2029 (A)	133	134
Calpine
6.077%, 02/15/2032	215	215
Calpine Corp
6.077%, 01/31/2031	289	289
Cast & Crew LLC
8.077%, 12/29/2028	57	53
Castle US Holding Corp, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.842%, CME Term SOFR + 4.250%, 05/31/2030 (A)(H)	77	42
Castle US Holding Corporation, Initial First Out Dollar Term Loan, 1st Lien
10.330%, 04/29/2030	11	11
CCRR Parent Inc
8.697%, 03/06/2028	197	78
Celsius Holdings
7.549%, 04/01/2032	118	118
Charter Comm Operating
6.548%, 11/21/2031 (A)	253	253
Chemours Company, Tranche B-3 US$Term Loan, 1st Lien
7.327%, 08/18/2028 (A)	127	127
Cleanova
9.074%, 05/22/2032	72	71
Cloud Software Group, Inc, Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 03/29/2029 (A)	109	109

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cotiviti
7.074%, 03/26/2032	$78	$78
Dave & Busters, Inc.
7.563%, 09/29/2031	152	145
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 04/09/2027 (A)	210	204
Delivery Hero, LLC, Term Loan B, 1st Lien
9.300%, 12/12/2029	235	236
Dessert Holdings Inc
8.441%, 06/12/2028	138	136
DK Crown Holdings INC
6.066%, 03/04/2032	108	107
DTI Holdco INC
8.327%, 04/26/2029	74	73
Eagleview
9.802%, 08/14/2028	444	431
ECI MA Max HLD
7.549%, 05/09/2030	76	76
Elanco Animal Health Incorporated, Term Loan, 1st Lien
6.174%, LIBOR + 1.750%, 08/01/2027 (A)	125	125
Element Materials
8.049%, 06/25/2029	82	82
First Eagle
0.000%, 06/06/2032 (G)	82	81
Frontier Communications
6.792%, 07/01/2031 (A)	66	66
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.396%, CME Term SOFR + 4.000%, 10/01/2027 (A)	237	228
Genesys
6.827%, 01/30/2032	80	80
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.483%, CME Term SOFR + 2.000%, 11/15/2027 (A)	131	130
GVC Holdings PLC
7.053%, 10/31/2029	79	80
HDI Aerospace
8.730%, 09/19/2031 (A)	135	135
Heartland Dental, LLC
8.827%, 04/28/2028 (A)	71	71
Hiton Hotels
6.069%, 11/08/2030	607	609
Iqvua, Inc.
6.049%, 01/02/2031	211	211
Jane Street
6.333%, 12/15/2031	18	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.333%, CME Term SOFR + 2.000%, 12/15/2031 (A)	$153	$153
Jefferies Finance/JFIN Co-Issuer
7.322%, 12/31/2049 (A)	55	55
Kelso Industries LLC
10.077%, 12/26/2029	100	100
Knowledge Universe/Kindercare
7.549%, 06/12/2030	44	44
Magnite, Inc.
7.327%, 02/06/2031 (A)	82	82
McAfee
7.316%, 03/01/2029 (A)	29	28
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 05/03/2028 (A)	127	119
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan
8.577%, CME Term SOFR + 4.250%, 12/31/2031 (A)(H)	194	168
Modena Buyer, LLC, Term Loan, 1st Lien
8.780%, 07/01/2031 (A)	44	42
Modivcare Inc
11.708%, 01/07/2026	293	221
9.049%, 07/01/2031 (A)	231	168
Naked Juice LLC, First Out Term Loan
9.796%, 01/24/2029	614	608
Naked Juice LLC, Initial Second Term Loan
7.558%, 01/24/2029 (H)	395	313
Naked Juice LLC, Term Loan Lien 1
10.311%, 01/24/2030	67	31
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.750%, 08/19/2026 (A)	82	76
Opal Bidco SAS, Facility B2, 1st Lien
7.435%, CME Term SOFR + 3.250%, 04/28/2032 (A)	112	112
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 07/31/2028 (A)	68	68
Pelican Products
8.811%, 11/16/2028 (A)	160	140
Peraton Corp, Term B Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 02/01/2028 (A)	197	173
Potomac Energy Center
0.000%, 03/14/2032 (G)	73	85

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.546%, CME Term SOFR + 2.250%, 03/31/2028 (A)	$31	$31
Rede Ventures LLC
7.077%, 03/04/2030	136	115
Renaissance Cor
8.280%, 04/05/2030	241	218
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
10.427%, CME Term SOFR + 6.000%, 11/15/2029 (A)	151	150
South Field Energy LLC
7.549%, 08/29/2031	78	78
Southern Veterinary Partners LLC
7.527%, 12/04/2031	101	101
Star Parent, Inc., Term Loan, 1st Lien
8.296%, CME Term SOFR + 4.000%, 09/27/2030 (A)	48	48
Station Casinos LLC, Term B Facility, 1st Lien
6.327%, CME Term SOFR + 2.000%, 03/14/2031 (A)	61	61
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.426%, 04/30/2028 (A)	100	98
The Michaels Companies, Inc, Term B Loan, 1st Lien
8.811%, LIBOR + 4.250%, 04/15/2028 (A)	161	135
Transdigm INC.
6.799%, 02/28/2031 (A)	252	252
Trip.com
7.049%, 07/01/2031 (A)	111	111
Trugreen Limited Partnership
8.427%, 11/02/2027	180	171
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan
6.077%, 12/20/2030 (A)	272	272
Voyapar
0.000%, 05/08/2032 (A)(G)	219	216
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 01/27/2031 (A)	110	110
Worldpay/Boost Newco
6.299%, 01/31/2031 (A)	139	139
X Corp., Tranche B-1 Loan, 1st Lien
10.927%, CME Term SOFR + 6.500%, 10/26/2029 (A)	142	138
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (A)	117	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.441%, CME Term SOFR + 3.000%, 03/09/2027 (A)	$303	$288
Zuffa/TKO Group
6.572%, 11/21/2031	71	71

Total Loan Participations
(Cost $12,933) ($ Thousands)		12,808

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
0.000%, 11/15/2030(B)	2,706	2,180
Resolution Funding Interest
0.000%, 01/15/2030(B)	905	755
Resolution Funding Principal
0.000%, 04/15/2030(B)	3,505	2,890

Total U.S. Government Agency Obligations
(Cost $6,296) ($ Thousands)		5,825

MUNICIPAL BONDS — 0.1%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	635	507
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	450

		957

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	413	460

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	$505	$424
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	772
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	260
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	411
5.289%, 03/15/2033	768	778

		2,645

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	247	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	$295	$176
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	445	490

		666

Total Municipal Bonds
(Cost $5,598) ($ Thousands)		4,935

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	91,546,324	91,546
Total Cash Equivalent
(Cost $91,546) ($ Thousands)		91,546

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $351) ($ Thousands)		283

Total Investments in Securities — 104.3%
(Cost $3,650,115) ($ Thousands)		$3,593,114

A list of open over the counter swaptions contracts for the Fund at June 30, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption 2 Year	Bank of America Merrill Lynch	$29,505,000	$3.86	12/20/2025	$35
Swaption 2 Year	Bank of America Merrill Lynch	30,065,000	4.09	12/20/2025	18
Swaption 2 Year	Bank of America Merrill Lynch	119,290,000	4.11	12/20/2025	69
Swaption 5 Year	Bank of America Merrill Lynch	12,435,000	4.01	12/20/2025	38
Swaption 5 Year	Bank of America Merrill Lynch	50,800,000	4.20	12/20/2025	100
Swaption 5 Year	Bank of America Merrill Lynch	12,675,000	4.24	12/20/2025	23

Total Purchased Swaptions		$254,770,000			$283

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,763	Sep-2025	$365,275	$366,745	$1,470
U.S. 5-Year Treasury Note	1,418	Sep-2025	152,726	154,563	1,837
U.S. 10-Year Treasury Note	101	Sep-2025	11,122	11,325	203
U.S. Long Treasury Bond	48	Sep-2025	5,451	5,542	91
U.S. Ultra Long Treasury Bond	57	Sep-2025	6,727	6,790	63
			541,301	544,965	3,664
Short Contracts
Euro-Bobl	(31)	Sep-2025	$(4,188)	$(4,282)	$14

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Core Fixed Income Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Euro-Bund 10-Year Bond	(76)	Sep-2025	$(11,377)	$(11,611)	$67
Euro-Buxl	(10)	Sep-2025	(1,374)	(1,394)	16
U.S. Long Treasury Bond	(137)	Sep-2025	(15,133)	(15,819)	(686)
U.S. Ultra Long Treasury Bond	(14)	Sep-2025	(1,620)	(1,668)	(48)
Ultra 10-Year U.S. Treasury Note	(622)	Sep-2025	(69,480)	(71,073)	(1,593)
			(103,172)	(105,847)	(2,230)
			$438,129	$439,118	$1,434

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/11/25	USD	8,915	EUR	7,824	$275
Goldman Sachs	07/11/25	EUR	24,790	USD	27,220	(1,901)
						$(1,626)

Percentages are based on Net Assets of $3,444,229 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $422,931 ($ Thousands), representing 12.3% of the Net Assets of the Fund.

(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.
(H)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,736	$3,591,591	$(3,537,781)	$—	$—	$91,546	$4,151	$—

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 77.7%
Communication Services — 10.7%
Altice Financing
5.750%, 08/15/2029 (A)	$1,080	$789
Altice France
8.125%, 02/01/2027 (A)	1,734	1,560
5.500%, 01/15/2028 (A)	2,413	2,031
5.500%, 10/15/2029 (A)	937	777
5.125%, 07/15/2029 (A)	1,055	872
Altice France Holding
10.500%, 05/15/2027 (A)(B)	490	170
AMC Networks
10.250%, 01/15/2029 (A)	518	537
4.250%, 02/15/2029	523	419
ANGI Group
3.875%, 08/15/2028 (A)	726	677
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)	2,901	508
Belo
7.250%, 09/15/2027	250	258
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,070	1,094
Cable One
4.000%, 11/15/2030 (A)	1,125	886
CCO Holdings
7.375%, 03/01/2031 (A)	1,385	1,445
6.375%, 09/01/2029 (A)	1,530	1,561
5.375%, 06/01/2029 (A)	200	199
5.000%, 02/01/2028 (A)	2,394	2,372
4.750%, 03/01/2030 (A)	1,945	1,884
4.500%, 08/15/2030 (A)	5,002	4,769
4.500%, 05/01/2032	135	126
4.250%, 02/01/2031 (A)	5,219	4,875
4.250%, 01/15/2034 (A)	7,723	6,875
Charter Communications Operating
6.550%, 06/01/2034	1,250	1,334
Cinemark USA
7.000%, 08/01/2032 (A)	64	67
5.250%, 07/15/2028 (A)	140	139
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (A)	150	157
7.750%, 04/15/2028 (A)	418	395
7.500%, 06/01/2029 (A)	441	408
5.125%, 08/15/2027 (A)	760	751
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	201
Consolidated Communications
6.500%, 10/01/2028 (A)	539	549
DISH DBS
7.750%, 07/01/2026 (B)	1,023	908
5.750%, 12/01/2028 (A)	1,907	1,651
5.250%, 12/01/2026 (A)	2,272	2,062
5.125%, 06/01/2029	180	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EchoStar
10.750%, 11/30/2029	$935	$963
6.750% cash/0% PIK, 11/30/2030	271	248
Fibercop
6.375%, 11/15/2033 (A)	528	513
Fox
5.576%, 01/25/2049	460	432
5.476%, 01/25/2039	460	450
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	221
6.750%, 05/01/2029 (A)	49	49
6.000%, 01/15/2030 (A)	93	94
5.875%, 10/15/2027 (A)	22	22
5.875%, 11/01/2029	102	103
5.000%, 05/01/2028 (A)	695	695
GCI
4.750%, 10/15/2028 (A)	599	579
Gray Media
10.500%, 07/15/2029 (A)	2,338	2,512
7.000%, 05/15/2027 (A)	1,209	1,208
5.375%, 11/15/2031 (A)	2,889	2,166
4.750%, 10/15/2030 (A)	3,690	2,786
iHeartCommunications
10.875%, 05/01/2030	671	329
9.125%, 05/01/2029	1,107	909
7.750%, 08/15/2030 (A)	267	206
Iliad Holding SASU
8.500%, 04/15/2031 (A)	785	840
7.000%, 04/15/2032 (A)	1,570	1,608
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,412	1,440
Level 3 Financing
11.000%, 11/15/2029 (A)	1,047	1,201
10.000%, 10/15/2032 (A)	210	212
6.875%, 06/30/2033 (A)	4,532	4,611
4.875%, 06/15/2029 (A)	2,210	2,063
4.500%, 04/01/2030 (A)	727	658
3.875%, 10/15/2030 (A)	969	841
3.750%, 07/15/2029 (A)	695	585
Live Nation Entertainment
6.500%, 05/15/2027 (A)	936	950
5.625%, 03/15/2026 (A)	309	309
4.750%, 10/15/2027 (A)	1,415	1,399
3.750%, 01/15/2028 (A)	683	661
Lumen Technologies
10.000%, 10/15/2032 (A)	541	553
7.650%, 03/15/2042	780	655
7.600%, 09/15/2039	330	281
5.375%, 06/15/2029 (A)	263	235
4.125%, 04/15/2029 (A)	211	205
4.125%, 04/15/2030 (A)	1,459	1,422
McGraw-Hill Education
5.750%, 08/01/2028 (A)	1,051	1,057

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Midcontinent Communications
8.000%, 08/15/2032 (A)	$1,519	$1,608
Nexstar Media
5.625%, 07/15/2027 (A)	580	579
4.750%, 11/01/2028 (A)	946	921
Odeon Finco
12.750%, 11/01/2027 (A)	205	214
Paramount Global
5.500%, 05/15/2033	1,010	978
4.950%, 01/15/2031	2,147	2,087
Sable International Finance
7.125%, 10/15/2032 (A)	887	889
Scripps Escrow
5.875%, 07/15/2027 (A)	1,450	1,290
Scripps Escrow II
3.875%, 01/15/2029 (A)	1,833	1,596
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,860	1,879
Sirius XM Radio
5.500%, 07/01/2029 (A)	450	447
5.000%, 08/01/2027 (A)	324	321
4.125%, 07/01/2030 (A)	1,650	1,522
4.000%, 07/15/2028 (A)	1,133	1,088
3.875%, 09/01/2031 (A)	2,010	1,787
3.125%, 09/01/2026 (A)	1,573	1,543
Snap
6.875%, 03/01/2033 (A)	636	653
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,120	2,059
Stagwell Global
5.625%, 08/15/2029 (A)	373	357
TEGNA
4.625%, 03/15/2028	1,104	1,073
Telesat Canada
6.500%, 10/15/2027 (A)	401	149
5.625%, 12/06/2026 (A)	1,354	812
Time Warner Entertainment
8.375%, 07/15/2033	2,443	2,845
United States Cellular
6.700%, 12/15/2033	255	268
Urban One
7.375%, 02/01/2028 (A)	4,345	2,434
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,520	1,392
Warnermedia Holdings
5.141%, 03/15/2052	1,294	861
4.279%, 03/15/2032	255	71
Windstream Services
8.250%, 10/01/2031 (A)	1,926	2,017
Zayo Group Holdings
6.125%, 03/01/2028 (A)	1,875	1,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2027 (A)	$5,766	$5,407

		120,462

Consumer Discretionary — 13.3%
1011778 BC ULC
5.625%, 09/15/2029 (A)	1,540	1,562
4.375%, 01/15/2028 (A)	840	824
Academy
6.000%, 11/15/2027 (A)	810	812
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	337	354
7.500%, 02/15/2033 (A)	152	155
7.000%, 04/15/2028 (A)	17	18
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	767	783
Amer Sports
6.750%, 02/16/2031 (A)	1,304	1,357
American Axle & Manufacturing
6.500%, 04/01/2027	620	620
Aramark Services
5.000%, 02/01/2028 (A)	292	291
Asbury Automotive Group
4.625%, 11/15/2029 (A)	659	636
4.500%, 03/01/2028	1,661	1,639
Ashton Woods USA
6.625%, 01/15/2028 (A)	1,422	1,428
4.625%, 04/01/2030 (A)	620	589
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,980	1,875
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	377
7.500%, 06/15/2029	271	278
6.875%, 11/01/2035	634	657
6.750%, 07/01/2036	2,355	2,394
6.625%, 10/01/2030 (A)	1,099	1,133
5.250%, 02/01/2028	349	351
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	980	1,003
Beach Acquisition Bidco
10.000%, 07/15/2033 (A)	1,655	1,715
Boyne USA
4.750%, 05/15/2029 (A)	774	751
Caesars Entertainment
8.125%, 07/01/2027 (A)	146	146
7.000%, 02/15/2030 (A)	1,905	1,973
6.500%, 02/15/2032 (A)	245	251
6.000%, 10/15/2032 (A)	1,317	1,292
4.625%, 10/15/2029 (A)	171	163
Carnival
7.000%, 08/15/2029 (A)	102	107

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 02/15/2033 (A)	$1,843	$1,886
6.000%, 05/01/2029 (A)	2,169	2,192
5.750%, 03/01/2027 (A)	536	540
4.000%, 08/01/2028 (A)	203	199
Carvana, Strike Price Fixed
9.000% cash/0% PIK, 06/01/2031 (A)	3,311	3,922
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	228	186
Churchill Downs
4.750%, 01/15/2028 (A)	1,185	1,170
Clarios Global
8.500%, 05/15/2027 (A)	628	631
6.750%, 05/15/2028 (A)	208	213
6.750%, 02/15/2030 (A)	793	825
CMG Media Corp
8.875%, 06/18/2029 (A)	1,555	1,466
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,613	1,697
5.625% cash/0% PIK, 05/15/2027 (A)	900	777
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	1,943	2,071
CSC Holdings
11.750%, 01/31/2029 (A)	3,781	3,596
11.250%, 05/15/2028 (A)	1,850	1,843
7.500%, 04/01/2028 (A)	345	256
6.500%, 02/01/2029 (A)	2,128	1,730
5.750%, 01/15/2030 (A)	1,454	719
5.500%, 04/15/2027 (A)	275	263
5.375%, 02/01/2028 (A)	205	188
5.000%, 11/15/2031 (A)	1,080	502
4.625%, 12/01/2030 (A)	1,370	637
4.500%, 11/15/2031 (A)	299	210
4.125%, 12/01/2030 (A)	123	87
3.375%, 02/15/2031 (A)	463	321
DirecTV Financing
8.875%, 02/01/2030 (A)	2,287	2,243
5.875%, 08/15/2027 (A)	174	173
DISH Network
11.750%, 11/15/2027 (A)	2,468	2,544
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	302
eG Global Finance
12.000%, 11/30/2028 (A)	2,190	2,417
Empire Resorts
7.750%, 11/01/2026 (A)	1,195	1,176
Fertitta Entertainment
6.750%, 01/15/2030 (A)	1,137	1,049
4.625%, 01/15/2029 (A)	1,505	1,442
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	788	794
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(C)	3,108	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
7.200%, 06/10/2030	$500	$526
7.122%, 11/07/2033	2,562	2,659
6.950%, 06/10/2026	200	203
6.800%, 05/12/2028	200	207
6.798%, 11/07/2028	200	207
4.542%, 08/01/2026	530	526
4.000%, 11/13/2030	200	183
Gap
3.625%, 10/01/2029 (A)	754	700
Genting New York
7.250%, 10/01/2029 (A)	915	949
Goodyear Tire & Rubber
6.625%, 07/15/2030	70	72
5.250%, 04/30/2031	127	122
5.250%, 07/15/2031	314	301
5.000%, 07/15/2029	337	329
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,835	2,751
HBC US Holdings
11.000%, 12/15/2029 (A)	2,968	1,113
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	170	174
5.875%, 04/01/2029 (A)	87	89
5.875%, 03/15/2033 (A)	396	403
5.750%, 05/01/2028 (A)	246	247
4.875%, 01/15/2030	50	50
4.000%, 05/01/2031 (A)	1,935	1,819
3.750%, 05/01/2029 (A)	659	632
IHO Verwaltungs GmbH
7.750% cash/0% PIK, 11/15/2030 (A)	200	205
International Game Technology
5.250%, 01/15/2029 (A)	2,115	2,096
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,619
LBM Acquisition
6.250%, 01/15/2029 (A)	953	827
LCM Investments Holdings II
8.250%, 08/01/2031 (A)	1,530	1,627
4.875%, 05/01/2029 (A)	1,094	1,064
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,870	1,259
5.125%, 07/15/2029 (A)	480	283
LGI Homes
8.750%, 12/15/2028 (A)	1,420	1,476
Liberty Interactive
8.500%, 07/15/2029	324	40
8.250%, 02/01/2030	2,855	321
Melco Resorts Finance
5.375%, 12/04/2029 (A)	1,045	976
MGM Resorts International
6.500%, 04/15/2032	1,181	1,200
6.125%, 09/15/2029	1,270	1,292

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mohegan Tribal Gaming Authority
8.250%, 04/15/2030 (A)	$777	$802
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	5,936	–
NCL
6.750%, 02/01/2032 (A)	1,835	1,875
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	264
Newell Brands
8.500%, 06/01/2028 (A)	125	131
6.875%, 04/01/2036	70	67
6.625%, 09/15/2029	175	173
6.625%, 05/15/2032	40	38
6.375%, 09/15/2027	100	102
6.375%, 05/15/2030	178	173
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	892	895
Papa John's International
3.875%, 09/15/2029 (A)	519	504
PetSmart
7.750%, 02/15/2029 (A)	250	243
4.750%, 02/15/2028 (A)	1,335	1,302
PM General Purchaser
9.500%, 10/01/2028 (A)	348	240
QXO Building Products
6.750%, 04/30/2032 (A)	2,485	2,560
Rakuten Group
9.750%, 04/15/2029 (A)	2,119	2,321
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	400	354
4.625%, 04/06/2031 (A)	690	567
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	935	936
Rivian Holdings
10.000%, 01/15/2031 (A)	518	509
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	172
6.000%, 02/01/2033 (A)	1,091	1,112
5.625%, 09/30/2031 (A)	859	864
Service International
5.750%, 10/15/2032	865	874
Shea Homes
4.750%, 04/01/2029	825	804
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% cash/0% PIK, 10/01/2027 (A)	562	522
Six Flags Entertainment
7.250%, 05/15/2031 (A)	3,081	3,166
7.000%, 07/01/2025 (A)	46	46
6.625%, 05/01/2032 (A)	1,434	1,479
5.375%, 04/15/2027	65	65
5.250%, 07/15/2029	210	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Somnigroup International
4.000%, 04/15/2029 (A)	$555	$531
3.875%, 10/15/2031 (A)	166	151
Sonic Automotive
4.875%, 11/15/2031 (A)	75	71
4.625%, 11/15/2029 (A)	391	380
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	1,552	1,525
Staples
12.750%, 01/15/2030 (A)	445	294
10.750%, 09/01/2029 (A)	1,385	1,311
Station Casinos
6.625%, 03/15/2032 (A)	1,495	1,529
4.625%, 12/01/2031 (A)	205	192
4.500%, 02/15/2028 (A)	1,831	1,795
StoneMor
8.500%, 05/15/2029 (A)	1,205	1,103
Studio City Finance
5.000%, 01/15/2029 (A)	1,860	1,707
Superior Plus
4.500%, 03/15/2029 (A)	202	194
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,564
Tenneco
8.000%, 11/17/2028 (A)	1,217	1,203
Under Armour
7.250%, 07/15/2030 (A)	580	587
Univision Communications
8.000%, 08/15/2028 (A)	1,765	1,791
7.375%, 06/30/2030 (A)	263	259
Vail Resorts
6.500%, 05/15/2032 (A)	123	127
5.625%, 07/15/2030 (A)	92	92
Victoria's Secret
4.625%, 07/15/2029 (A)	2,351	2,194
Viking Cruises
5.875%, 09/15/2027 (A)	1,030	1,031
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	451
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	690	641
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,135	2,090
Voyager Parent
9.250%, 07/01/2032 (A)	1,545	1,607
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,191	1,252
Wayfair
7.750%, 09/15/2030 (A)	200	201
7.250%, 10/31/2029 (A)	79	79
Whirlpool
6.500%, 06/15/2033	523	525
6.125%, 06/15/2030	523	527

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wolverine World Wide
4.000%, 08/15/2029 (A)	$312	$280
Wynn Macau
5.625%, 08/26/2028 (A)	40	39
5.125%, 12/15/2029 (A)	1,225	1,177
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	888	947
6.250%, 03/15/2033 (A)	581	585
5.125%, 10/01/2029 (A)	404	401
Yum! Brands
6.875%, 11/15/2037	850	914

		150,144

Consumer Staples — 2.2%
Albertsons
6.250%, 03/15/2033 (A)	182	188
4.875%, 02/15/2030 (A)	60	59
3.500%, 03/15/2029 (A)	598	566
3.250%, 03/15/2026 (A)	201	198
Central Garden & Pet
5.125%, 02/01/2028	350	350
4.125%, 10/15/2030	247	233
4.125%, 04/30/2031 (A)	168	156
Chobani Holdco II
8.750% cash/0% PIK, 10/01/2029 (A)	359	385
Edgewell Personal Care
5.500%, 06/01/2028 (A)	325	323
4.125%, 04/01/2029 (A)	227	215
Energizer Holdings
4.750%, 06/15/2028 (A)	484	471
HLF Financing Sarl
12.250%, 04/15/2029 (A)	2,036	2,215
HRB Wonddown Inc (Escrow Security)
8.875%, 03/15/2070 (A)(B)	445	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,242	1,184
New Albertsons
8.700%, 05/01/2030	705	780
8.000%, 05/01/2031	910	968
Opal Bidco SAS
6.500%, 03/31/2032 (A)	835	852
Performance Food Group
6.125%, 09/15/2032 (A)	2,059	2,106
5.500%, 10/15/2027 (A)	380	379
4.250%, 08/01/2029 (A)	869	838
Pilgrim's Pride
6.875%, 05/15/2034	870	953
Post Holdings
6.375%, 03/01/2033 (A)	1,989	2,007
6.250%, 02/15/2032 (A)	809	831
6.250%, 10/15/2034 (A)	630	634
5.500%, 12/15/2029 (A)	285	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Primo Water Holdings
6.250%, 04/01/2029 (A)	$1,707	$1,719
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(C)(E)	853	–
8.000%, 11/15/2026 (A)(B)(C)(E)	2,195	–
7.500%, 07/01/2025 (A)(B)(C)(E)	846	–
Rite Aid
15.000%, 08/30/2031 (B)(C)(E)	1,351	44
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(E)(F)	317	142
Sigma Holdco BV
7.875%, 05/15/2026 (A)	1,434	1,434
Simmons Foods
4.625%, 03/01/2029 (A)	1,673	1,580
Tyson Foods
5.100%, 09/28/2048	797	714
US Foods
6.875%, 09/15/2028 (A)	83	86
4.625%, 06/01/2030 (A)	235	229
Walgreens Boots Alliance
4.800%, 11/18/2044	539	515
4.100%, 04/15/2050	830	721

		24,359

Corporate Obligation — 0.1%
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,250	1,388

Energy — 10.0%
Aethon United BR
7.500%, 10/01/2029 (A)	1,547	1,623
Antero Midstream Partners
5.750%, 03/01/2027 (A)	185	185
5.750%, 01/15/2028 (A)	310	310
5.375%, 06/15/2029 (A)	1,151	1,142
Antero Resources
7.625%, 02/01/2029 (A)	160	164
Archrock Partners
6.875%, 04/01/2027 (A)	99	99
6.625%, 09/01/2032 (A)	668	681
6.250%, 04/01/2028 (A)	1,079	1,082
Ascent Resources Utica Holdings
6.625%, 10/15/2032 (A)	747	760
6.625%, 07/15/2033 (A)	2,298	2,331
5.875%, 06/30/2029 (A)	240	241
Baytex Energy
8.500%, 04/30/2030 (A)	360	360
7.375%, 03/15/2032 (A)	1,275	1,218
Blue Racer Midstream
7.250%, 07/15/2032 (A)	578	612
7.000%, 07/15/2029 (A)	614	641
6.625%, 07/15/2026 (A)	115	115

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Buckeye Partners
6.750%, 02/01/2030 (A)	$95	$99
4.500%, 03/01/2028 (A)	410	404
4.125%, 12/01/2027	140	137
Cheniere Energy Partners
4.000%, 03/01/2031	389	370
3.250%, 01/31/2032	260	233
Chord Energy
6.750%, 03/15/2033 (A)	1,628	1,663
CITGO Petroleum
8.375%, 01/15/2029 (A)	1,355	1,409
Civitas Resources
9.625%, 06/15/2033 (A)	74	76
8.750%, 07/01/2031 (A)	229	232
8.625%, 11/01/2030 (A)	1,977	2,007
8.375%, 07/01/2028 (A)	227	232
Comstock Resources
6.750%, 03/01/2029 (A)	3,378	3,386
5.875%, 01/15/2030 (A)	230	223
Crescent Energy Finance
9.250%, 02/15/2028 (A)	459	479
8.375%, 01/15/2034 (A)	105	105
7.625%, 04/01/2032 (A)	245	239
7.375%, 01/15/2033 (A)	140	134
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	203	211
DT Midstream
4.375%, 06/15/2031 (A)	108	103
4.125%, 06/15/2029 (A)	215	208
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (F)	2,685	2,838
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	1,537	1,698
8.500%, 05/01/2028 (A)	522	536
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (F)	1,407	1,497
6.625%, US0003M + 4.155%(F)(G)	855	851
5.500%, 06/01/2027	1,564	1,591
Equities
7.500%, 06/01/2027 (A)	170	173
7.500%, 06/01/2030 (A)	139	153
4.500%, 01/15/2029 (A)	406	401
Excelerate Energy
8.000%, 05/15/2030 (A)	1,425	1,502
Expand Energy
7.500%, 10/01/2026 (B)(C)	2,515	–
7.000%, 12/31/2049 (B)(C)	1,135	4
6.750%, 04/15/2029 (A)	650	658
5.375%, 03/15/2030	239	240
4.750%, 02/01/2032	303	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Genesis Energy
8.875%, 04/15/2030	$1,280	$1,359
7.875%, 05/15/2032	690	717
7.750%, 02/01/2028	325	330
Greenfire Resources
12.000%, 10/01/2028 (A)	968	1,019
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	1,288	1,320
Harvest Midstream I
7.500%, 05/15/2032 (A)	144	152
Hess Midstream Operations
6.500%, 06/01/2029 (A)	122	126
5.875%, 03/01/2028 (A)	54	55
4.250%, 02/15/2030 (A)	122	117
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,659	1,622
6.875%, 05/15/2034 (A)	10	10
6.250%, 04/15/2032 (A)	380	363
6.000%, 04/15/2030 (A)	106	103
6.000%, 02/01/2031 (A)	1,421	1,370
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	233	244
7.375%, 07/15/2032 (A)	1,600	1,683
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	1,275	1,313
ITT Holdings
6.500%, 08/01/2029 (A)	1,721	1,637
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	615
Long Ridge Energy
8.750%, 02/15/2032 (A)	980	1,018
Matador Resources
6.500%, 04/15/2032 (A)	169	169
6.250%, 04/15/2033 (A)	196	195
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,346	2,282
Nabors Industries
9.125%, 01/31/2030 (A)	740	708
8.875%, 08/15/2031 (A)	872	648
New Fortress Energy
8.750%, 03/15/2029 (A)	1,750	608
6.500%, 09/30/2026 (A)	1,265	702
NFE Financing
12.000%, 11/15/2029 (A)	1,295	588
NGL Energy Operating
8.375%, 02/15/2032 (A)	177	178
8.125%, 02/15/2029 (A)	2,462	2,487
Northern Oil & Gas
8.750%, 06/15/2031 (A)	1,602	1,651
8.125%, 03/01/2028 (A)	423	427
NuStar Logistics
6.375%, 10/01/2030	139	144
6.000%, 06/01/2026	260	261

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 04/28/2027	$125	$126
ONEOK
5.600%, 04/01/2044	155	141
5.450%, 06/01/2047	2,018	1,791
PBF Holding
9.875%, 03/15/2030 (A)	815	793
7.875%, 09/15/2030 (A)	1,670	1,499
Permian Resources Operating
9.875%, 07/15/2031 (A)	261	286
8.000%, 04/15/2027 (A)	130	133
7.000%, 01/15/2032 (A)	1,604	1,663
6.250%, 02/01/2033 (A)	142	143
Range Resources
8.250%, 01/15/2029	417	429
Rockies Express Pipeline
6.750%, 03/15/2033 (A)	1,380	1,440
4.800%, 05/15/2030 (A)	1,428	1,385
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(C)	1,869	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	1,040	833
SM Energy
7.000%, 08/01/2032 (A)	1,429	1,408
6.750%, 09/15/2026	210	210
6.750%, 08/01/2029 (A)	274	273
6.625%, 01/15/2027	283	283
6.500%, 07/15/2028	88	89
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(F)	1,550	1,599
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	880	900
Sunoco
7.250%, 05/01/2032 (A)	570	599
7.000%, 05/01/2029 (A)	1,498	1,560
6.250%, 07/01/2033 (A)	1,168	1,188
4.500%, 05/15/2029	258	250
4.500%, 04/30/2030	337	324
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	108	111
6.000%, 03/01/2027 (A)	275	275
6.000%, 12/31/2030 (A)	2,440	2,394
6.000%, 09/01/2031 (A)	727	710
5.500%, 01/15/2028 (A)	1,485	1,476
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,572
4.750%, 01/15/2030 (A)	375	359
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,937
TransMontaigne Partners
8.500%, 06/15/2030 (A)	967	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean
8.750%, 02/15/2030 (A)	$818	$841
8.500%, 05/15/2031 (A)	770	687
8.250%, 05/15/2029 (A)	656	607
6.800%, 03/15/2038	2,482	1,745
Transocean Titan Financing
8.375%, 02/01/2028 (A)	52	53
Valaris
8.375%, 04/30/2030 (A)	1,075	1,103
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	1,205	1,116
3.875%, 11/01/2033 (A)	1,065	931
Venture Global LNG
9.875%, 02/01/2032 (A)	145	157
9.500%, 02/01/2029 (A)	80	87
9.000%, H15T5Y + 5.440%(A)(F)(G)	4,794	4,661
8.375%, 06/01/2031 (A)	1,356	1,408
8.125%, 06/01/2028 (A)	324	335
7.000%, 01/15/2030 (A)	1,784	1,803
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (A)	286	310
7.500%, 05/01/2033 (A)	767	821
6.750%, 01/15/2036 (A)	333	333
6.500%, 01/15/2034 (A)	854	854
Vital Energy
7.875%, 04/15/2032 (A)	177	151
Weatherford International
8.625%, 04/30/2030 (A)	1,482	1,528
Western Midstream Operating
5.250%, 02/01/2050	2,284	1,921

		112,808

Financials — 8.2%
Acrisure
8.250%, 02/01/2029 (A)	2,278	2,357
7.500%, 11/06/2030 (A)	551	569
6.750%, 07/01/2032 (A)	1,175	1,192
4.250%, 02/15/2029 (A)	354	340
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,208
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	271	279
7.000%, 01/15/2031 (A)	4,004	4,142
4.250%, 10/15/2027 (A)	1,423	1,397
AmWINS Group
6.375%, 02/15/2029 (A)	1,075	1,096
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	2,881	2,947
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,535	1,459
Apollo Debt Solutions BDC
6.900%, 04/13/2029	675	705

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ardonagh Finco
7.750%, 02/15/2031 (A)	$671	$702
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	615
Aretec Group
10.000%, 08/15/2030 (A)	2,597	2,854
Arthur J Gallagher
5.550%, 02/15/2055	1,007	966
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	1,765	1,877
Block
6.500%, 05/15/2032	1,595	1,646
Bread Financial Holdings
8.375%, H15T5Y + 4.300%, 06/15/2035 (A)(F)	1,510	1,520
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,129	1,114
CPI CG
10.000%, 07/15/2029 (A)	930	980
Encore Capital Group
9.250%, 04/01/2029 (A)	1,475	1,569
Finance of America Funding
7.875%, 11/30/2026 (A)	2,194	1,975
FirstCash
6.875%, 03/01/2032 (A)	545	564
Focus Financial Partners
6.750%, 09/15/2031 (A)	695	709
Freedom Mortgage
12.000%, 10/01/2028 (A)	575	618
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	1,975	2,051
Genworth Holdings
6.590%, TSFR3M + 2.264%, 11/15/2066 (F)	430	367
6.500%, 06/15/2034	1,945	1,928
Global Atlantic Finance
7.950%, 06/15/2033 (A)	629	712
Howden UK Refinance
8.125%, 02/15/2032 (A)	292	304
7.250%, 02/15/2031 (A)	1,105	1,144
HUB International
7.375%, 01/31/2032 (A)	645	675
7.250%, 06/15/2030 (A)	1,313	1,372
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)	179	143
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	1,700	1,375
Jane Street Group
7.125%, 04/30/2031 (A)	700	736
6.125%, 11/01/2032 (A)	1,355	1,368
Jefferies Finance
6.625%, 10/15/2031 (A)	1,060	1,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	$390	$408
4.750%, 06/15/2029 (A)	1,700	1,655
LD Holdings Group
6.125%, 04/01/2028 (A)	1,555	1,275
LPL Holdings
4.625%, 11/15/2027 (A)	568	567
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,335	2,313
5.625%, 01/15/2030 (A)	1,451	1,340
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	117	122
6.500%, 08/01/2029 (A)	23	23
6.000%, 01/15/2027 (A)	60	60
5.750%, 11/15/2031 (A)	280	284
5.500%, 08/15/2028 (A)	1,366	1,357
5.125%, 12/15/2030 (A)	148	150
Navient MTN
5.625%, 08/01/2033	1,565	1,439
OneMain Finance
9.000%, 01/15/2029	404	424
7.875%, 03/15/2030	1,420	1,509
7.500%, 05/15/2031	1,090	1,139
7.125%, 03/15/2026	68	69
7.125%, 11/15/2031	930	968
7.125%, 09/15/2032	569	589
5.375%, 11/15/2029	1,235	1,215
4.000%, 09/15/2030	269	248
3.875%, 09/15/2028	253	242
3.500%, 01/15/2027	1,374	1,345
Osaic Holdings
10.750%, 08/01/2027 (A)	2,775	2,782
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	1,421	1,476
PennyMac Financial Services
5.750%, 09/15/2031 (A)	2,871	2,815
4.250%, 02/15/2029 (A)	290	279
PHH Escrow Issuer
9.875%, 11/01/2029 (A)	775	773
PRA Group
8.875%, 01/31/2030 (A)	1,420	1,463
Rfna
7.875%, 02/15/2030 (A)	2,620	2,681
Rithm Capital
8.000%, 07/15/2030 (A)	1,694	1,703
Rocket
6.375%, 08/01/2033 (A)	1,873	1,917
6.125%, 08/01/2030 (A)	747	761
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	928
Ryan Specialty
5.875%, 08/01/2032 (A)	418	421

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shift4 Payments
6.750%, 08/15/2032 (A)	$375	$390
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,511	2,641
6.500%, 07/01/2030 (A)	260	269
6.500%, 10/15/2030 (A)	155	160
SWF Holdings I
2.250%, 12/19/2029	41	–
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	800	806
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	347	347
VFH Parent
7.500%, 06/15/2031 (A)	1,363	1,430
Walker & Dunlop
6.625%, 04/01/2033 (A)	845	867

		92,281

Health Care — 6.8%
1261229 BC
10.000%, 04/15/2032 (A)	5,859	5,910
Acadia Healthcare
7.375%, 03/15/2033 (A)	980	1,010
AHP Health Partners
5.750%, 07/15/2029 (A)	251	245
Akumin
9.000% cash/0% PIK, 08/01/2027 (A)	2,655	2,502
8.000%, 08/01/2028 (A)	1,800	1,612
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,041	2,009
Avantor Funding
4.625%, 07/15/2028 (A)	684	672
Bausch + Lomb
8.375%, 10/01/2028 (A)	915	955
Bausch Health
14.000%, 10/15/2030 (A)	800	700
5.250%, 01/30/2030 (A)	75	47
5.250%, 02/15/2031 (A)	193	114
5.000%, 01/30/2028 (A)	490	404
5.000%, 02/15/2029 (A)	445	312
4.875%, 06/01/2028 (A)	1,124	948
Bausch Health Americas
9.250%, 04/01/2026 (A)	705	701
8.500%, 01/31/2027 (A)	753	717
Charles River Laboratories International
4.250%, 05/01/2028 (A)	597	579
4.000%, 03/15/2031 (A)	930	852
CHS
10.875%, 01/15/2032 (A)	2,617	2,774
6.125%, 04/01/2030 (A)	79	58
6.000%, 01/15/2029 (A)	188	181
5.625%, 03/15/2027 (A)	2,672	2,632

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 05/15/2030 (A)	$2,089	$1,852
4.750%, 02/15/2031 (A)	283	242
DaVita
6.875%, 09/01/2032 (A)	202	209
4.625%, 06/01/2030 (A)	1,080	1,035
3.750%, 02/15/2031 (A)	763	694
Embecta
6.750%, 02/15/2030 (A)	1,165	1,119
5.000%, 02/15/2030 (A)	195	176
Emergent BioSolutions
3.875%, 08/15/2028 (A)	87	70
Encompass Health
4.500%, 02/01/2028	250	248
Endo
6.125%, 12/31/2049 (C)	1,485	–
0.000%, 04/01/2027 (C)(D)	1,373	–
Endo Finance Holdings
8.500%, 04/15/2031 (A)	73	77
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,374	1,244
Global Medical Response
9.500%, 10/31/2028 (A)	3,043	3,043
Grifols
4.750%, 10/15/2028 (A)	1,818	1,748
HAH Group Holding
9.750%, 10/01/2031 (A)	785	778
HCA
5.250%, 06/15/2049	489	434
Heartland Dental
10.500%, 04/30/2028 (A)	2,526	2,667
IQVIA
6.250%, 06/01/2032 (A)	1,375	1,411
5.000%, 10/15/2026 (A)	805	804
LifePoint Health
11.000%, 10/15/2030 (A)	966	1,066
10.000%, 06/01/2032 (A)	826	852
9.875%, 08/15/2030 (A)	369	399
8.375%, 02/15/2032 (A)	695	740
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	198	205
Medline Borrower
5.250%, 10/01/2029 (A)	350	347
3.875%, 04/01/2029 (A)	4,291	4,116
Molina Healthcare
6.250%, 01/15/2033 (A)	1,370	1,395
4.375%, 06/15/2028 (A)	1,641	1,604
3.875%, 11/15/2030 (A)	670	622
Option Care Health
4.375%, 10/31/2029 (A)	2,379	2,289
Organon
5.125%, 04/30/2031 (A)	288	250
4.125%, 04/30/2028 (A)	1,181	1,136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens & Minor
6.625%, 04/01/2030 (A)	$170	$160
4.500%, 03/31/2029 (A)	372	333
Perrigo Finance Unlimited
6.125%, 09/30/2032	940	949
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	324	314
Radiology Partners
9.781%, 02/15/2030 (A)	2,116	2,079
8.500%, 07/15/2032 (A)	4,290	4,300
Select Medical
6.250%, 12/01/2032 (A)	527	530
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	166
Surgery Center Holdings
7.250%, 04/15/2032 (A)	189	193
Tenet Healthcare
6.750%, 05/15/2031	3,967	4,104
6.125%, 06/15/2030	1,444	1,469
5.125%, 11/01/2027	753	752
4.375%, 01/15/2030	925	896
4.250%, 06/01/2029	88	85
US Acute Care Solutions
9.750%, 05/15/2029 (A)	1,103	1,138

		76,274

Industrials — 9.6%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	1,460	1,513
ACCO Brands
4.250%, 03/15/2029 (A)	330	292
Allegiant Travel
7.250%, 08/15/2027 (A)	1,039	1,039
Allied Universal Holdco
7.875%, 02/15/2031 (A)	695	726
6.875%, 06/15/2030 (A)	1,048	1,062
4.625%, 06/01/2028 (A)	1,427	1,385
Allison Transmission
5.875%, 06/01/2029 (A)	225	227
4.750%, 10/01/2027 (A)	1,831	1,814
3.750%, 01/30/2031 (A)	300	275
American Airlines
7.250%, 02/15/2028 (A)	1,295	1,323
5.750%, 04/20/2029 (A)	616	615
5.500%, 04/20/2026 (A)	439	438
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,262	1,234
Amsted Industries
6.375%, 03/15/2033 (A)	567	576
4.625%, 05/15/2030 (A)	505	486
APi Group DE
4.750%, 10/15/2029 (A)	135	133
4.125%, 07/15/2029 (A)	214	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ATI
7.250%, 08/15/2030	$152	$159
5.875%, 12/01/2027	174	174
5.125%, 10/01/2031	110	108
4.875%, 10/01/2029	160	157
Avianca Midco 2
9.625%, 02/14/2030 (A)	815	752
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	158	165
8.250%, 01/15/2030 (A)	2,506	2,617
8.000%, 02/15/2031 (A)	8	8
5.750%, 07/15/2027 (A)	1,161	1,157
5.375%, 03/01/2029 (A)	598	577
4.750%, 04/01/2028 (A)	60	58
Axon Enterprise
6.250%, 03/15/2033 (A)	1,549	1,595
Bombardier
8.750%, 11/15/2030 (A)	115	125
7.875%, 04/15/2027 (A)	33	33
7.250%, 07/01/2031 (A)	1,528	1,604
7.000%, 06/01/2032 (A)	927	965
6.750%, 06/15/2033 (A)	842	873
Brand Industrial Services
10.375%, 08/01/2030 (A)	258	238
Brightline East
11.000%, 01/31/2030 (A)	602	446
Builders FirstSource
6.750%, 05/15/2035 (A)	78	80
6.375%, 06/15/2032 (A)	251	258
6.375%, 03/01/2034 (A)	640	652
4.250%, 02/01/2032 (A)	1,213	1,124
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,203
4.125%, 04/15/2029 (A)	835	805
CACI International
6.375%, 06/15/2033 (A)	788	813
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,454
7.500%, 01/01/2030 (A)	344	360
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	194	183
Clean Harbors
6.375%, 02/01/2031 (A)	375	384
4.875%, 07/15/2027 (A)	1,000	995
Conduent Business Services
6.000%, 11/01/2029 (A)	270	258
CoreCivic
8.250%, 04/15/2029	305	323
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,322	1,224
Deluxe
8.125%, 09/15/2029 (A)	2,225	2,296
8.000%, 06/01/2029 (A)	755	728

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EMRLD Borrower
6.750%, 07/15/2031 (A)	$78	$81
6.625%, 12/15/2030 (A)	3,611	3,691
Enpro
6.125%, 06/01/2033 (A)	60	61
EquipmentShare.com
9.000%, 05/15/2028 (A)	447	472
8.625%, 05/15/2032 (A)	82	87
8.000%, 03/15/2033 (A)	92	97
First Student Bidco
4.000%, 07/31/2029 (A)	15	14
FTAI Aviation Investors
7.000%, 05/01/2031 (A)	820	849
Garda World Security
8.375%, 11/15/2032 (A)	90	93
8.250%, 08/01/2032 (A)	193	198
6.000%, 06/01/2029 (A)	247	241
Gates
6.875%, 07/01/2029 (A)	707	734
GEO Group
8.625%, 04/15/2029	160	169
GFL Environmental
6.750%, 01/15/2031 (A)	159	166
4.375%, 08/15/2029 (A)	151	147
4.000%, 08/01/2028 (A)	254	246
3.500%, 09/01/2028 (A)	1,415	1,365
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	306	312
5.625%, 06/01/2029 (A)	201	200
Griffon
5.750%, 03/01/2028	500	500
Herc Holdings
7.000%, 06/15/2030 (A)	96	100
6.625%, 06/15/2029 (A)	186	191
Hertz
12.625%, 07/15/2029 (A)	1,106	1,157
5.000%, 12/01/2029 (A)	633	444
4.625%, 12/01/2026 (A)	342	306
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	105
6.000%, 01/15/2028 (A)(B)	450	101
5.500%, 12/31/2049 (A)(B)	559	39
Icahn Enterprises
10.000%, 11/15/2029 (A)	1,116	1,105
9.000%, 06/15/2030	2,545	2,380
5.250%, 05/15/2027	1,145	1,109
JELD-WEN
7.000%, 09/01/2032 (A)	120	94
4.875%, 12/15/2027 (A)	250	232
JetBlue Airways
9.875%, 09/20/2031 (A)	3,137	3,052
JH North America Holdings
6.125%, 07/31/2032 (A)	897	912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 01/31/2031 (A)	$71	$72
Korn Ferry
4.625%, 12/15/2027 (A)	1,687	1,675
Latam Airlines Group
7.875%, 04/15/2030 (A)	1,945	1,984
7.625%, 01/07/2031 (A)	505	507
Madison IAQ
5.875%, 06/30/2029 (A)	1,704	1,676
4.125%, 06/30/2028 (A)	1,585	1,540
Masterbrand
7.000%, 07/15/2032 (A)	121	124
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	109	109
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	167	171
MIWD Holdco II
5.500%, 02/01/2030 (A)	131	125
OneSky Flight
8.875%, 12/15/2029 (A)	1,481	1,542
Pitney Bowes
7.250%, 03/15/2029 (A)	810	822
Prairie Acquiror
9.000%, 08/01/2029 (A)	110	115
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	94	95
Quikrete Holdings
6.375%, 03/01/2032 (A)	2,026	2,083
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	1,963	1,963
RB Global Holdings
7.750%, 03/15/2031 (A)	350	368
Resideo Funding
6.500%, 07/15/2032 (A)	204	209
Science Applications International
4.875%, 04/01/2028 (A)	1,596	1,571
Sensata Technologies
6.625%, 07/15/2032 (A)	200	206
5.875%, 09/01/2030 (A)	340	341
4.000%, 04/15/2029 (A)	1,180	1,122
3.750%, 02/15/2031 (A)	20	18
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	989
Spirit Loyalty Cayman
11.000% cash/0% PIK, 03/12/2030 (A)	1,241	887
SS&C Technologies
6.500%, 06/01/2032 (A)	2,010	2,087
5.500%, 09/30/2027 (A)	637	637
Standard Building Solutions
6.500%, 08/15/2032 (A)	1,792	1,836
Standard Industries
5.000%, 02/15/2027 (A)	30	30
4.750%, 01/15/2028 (A)	818	809

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 07/15/2030 (A)	$1,460	$1,382
Terex
6.250%, 10/15/2032 (A)	217	217
5.000%, 05/15/2029 (A)	345	337
TransDigm
7.125%, 12/01/2031 (A)	3,906	4,092
6.875%, 12/15/2030 (A)	255	265
6.625%, 03/01/2032 (A)	2,364	2,448
6.375%, 03/01/2029 (A)	383	393
TriNet Group
7.125%, 08/15/2031 (A)	172	179
United Airlines
4.625%, 04/15/2029 (A)	1,080	1,048
4.375%, 04/15/2026 (A)	296	294
United Rentals North America
6.125%, 03/15/2034 (A)	1,952	2,011
5.500%, 05/15/2027	65	65
5.250%, 01/15/2030	370	371
4.000%, 07/15/2030	980	935
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	1,980	1,856
Waste Pro USA
7.000%, 02/01/2033 (A)	430	446
WESCO Distribution
7.250%, 06/15/2028 (A)	493	499
6.625%, 03/15/2032 (A)	155	161
6.375%, 03/15/2029 (A)	340	350
6.375%, 03/15/2033 (A)	263	272
Williams Scotsman
7.375%, 10/01/2031 (A)	2,185	2,300
Wilsonart
11.000%, 08/15/2032 (A)	1,378	1,252
Wrangler Holdco
6.625%, 04/01/2032 (A)	408	425
XPO
7.125%, 02/01/2032 (A)	713	747

		107,401

Information Technology — 3.7%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	810	812
Amkor Technology
6.625%, 09/15/2027 (A)	225	226
ams-OSRAM
12.250%, 03/30/2029 (A)	190	203
Arches Buyer
6.125%, 12/01/2028 (A)	1,120	1,030
4.250%, 06/01/2028 (A)	223	213
Central Parent
8.000%, 06/15/2029 (A)	528	437
Ciena
4.000%, 01/31/2030 (A)	1,010	957

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (A)	$3,127	$3,241
8.250%, 06/30/2032 (A)	2,972	3,163
6.500%, 03/31/2029 (A)	1,411	1,424
Coherent
5.000%, 12/15/2029 (A)	2,373	2,331
CommScope
9.500%, 12/15/2031 (A)	35	37
8.250%, 03/01/2027 (A)	500	498
7.125%, 07/01/2028 (A)	760	747
4.750%, 09/01/2029 (A)	2,506	2,446
CommScope Technologies
5.000%, 03/15/2027 (A)	528	514
CoreWeave
9.250%, 06/01/2030 (A)	2,754	2,815
Diebold Nixdorf
7.750%, 03/31/2030 (A)	86	91
Elastic
4.125%, 07/15/2029 (A)	1,183	1,130
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,052	1,076
Entegris
5.950%, 06/15/2030 (A)	564	573
4.375%, 04/15/2028 (A)	107	104
3.625%, 05/01/2029 (A)	791	750
Entegris Escrow
4.750%, 04/15/2029 (A)	235	232
Fair Isaac
6.000%, 05/15/2033 (A)	105	106
Gen Digital
6.250%, 04/01/2033 (A)	430	442
Imola Merger
4.750%, 05/15/2029 (A)	238	230
McAfee
7.375%, 02/15/2030 (A)	3,056	2,886
NCR Atleos
9.500%, 04/01/2029 (A)	1,534	1,680
NCR Voyix
5.125%, 04/15/2029 (A)	96	95
5.000%, 10/01/2028 (A)	252	249
ON Semiconductor
3.875%, 09/01/2028 (A)	2,003	1,938
Open Text Holdings
4.125%, 02/15/2030 (A)	555	525
PTC
4.000%, 02/15/2028 (A)	1,363	1,325
RingCentral
8.500%, 08/15/2030 (A)	254	272
Sabre GLBL
10.750%, 11/15/2029 (A)	3,087	3,172
Seagate HDD Cayman
8.500%, 07/15/2031	40	43
8.250%, 12/15/2029	167	178

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Synaptics
4.000%, 06/15/2029 (A)	$1,475	$1,396
UKG
6.875%, 02/01/2031 (A)	1,102	1,143
Virtusa
7.125%, 12/15/2028 (A)	1,049	1,000
Xerox
10.250%, 10/15/2030 (A)	88	92
Xerox Holdings
8.875%, 11/30/2029 (A)	170	128

		41,950

Materials — 7.8%
Alumina Pty
6.375%, 09/15/2032 (A)	200	204
6.125%, 03/15/2030 (A)	200	203
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	1,907	81
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	3,878	1,730
4.125%, 08/15/2026 (A)	553	519
ASP Unifrax Holdings
7.100% cash/0% PIK, 09/30/2029 (A)	3,060	1,392
Avient
6.250%, 11/01/2031 (A)	660	666
Axalta Coating Systems
4.750%, 06/15/2027 (A)	1,217	1,209
3.375%, 02/15/2029 (A)	705	668
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	820	865
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,715	2,505
Ball
3.125%, 09/15/2031	905	812
2.875%, 08/15/2030	2,251	2,029
Big River Steel
6.625%, 01/31/2029 (A)	298	300
Carpenter Technology
7.625%, 03/15/2030	60	62
6.375%, 07/15/2028	184	185
Celanese US Holdings
6.850%, 11/15/2028	1,287	1,352
6.750%, 04/15/2033	2,070	2,092
Chemours
8.000%, 01/15/2033 (A)	105	98
5.750%, 11/15/2028 (A)	1,489	1,396
4.625%, 11/15/2029 (A)	470	409
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	90	87
7.375%, 05/01/2033 (A)	543	510
7.000%, 03/15/2032 (A)	1,385	1,305
6.875%, 11/01/2029 (A)	722	711
6.750%, 04/15/2030 (A)	174	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2029 (A)	$213	$196
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	790
6.750%, 04/15/2032 (A)	212	217
Compass Minerals International
8.000%, 07/01/2030 (A)	66	68
6.750%, 12/01/2027 (A)	125	126
Constellium
3.750%, 04/15/2029 (A)	580	545
CRNRCH 10
10.250%, 05/07/2029 (B)	4,270	4,270
Crown Americas
5.875%, 06/01/2033 (A)	900	906
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,096
Domtar
6.750%, 10/01/2028 (A)	3,530	3,198
Element Solutions
3.875%, 09/01/2028 (A)	447	434
Enviva Partners
0.000%, 01/15/2026 (D)	2,139	–
ERO Copper
6.500%, 02/15/2030 (A)	1,605	1,597
First Quantum Minerals
8.625%, 06/01/2031 (A)	3,279	3,402
8.000%, 03/01/2033 (A)	365	374
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	298	294
4.375%, 04/01/2031 (A)	930	869
Freeport-McMoRan
5.450%, 03/15/2043	550	520
5.400%, 11/14/2034	925	939
Goat Holdco
6.750%, 02/01/2032 (A)	76	77
Graham Packaging
7.125%, 08/15/2028 (A)	185	185
Graphic Packaging International
6.375%, 07/15/2032 (A)	693	708
3.750%, 02/01/2030 (A)	750	703
INEOS Finance
7.500%, 04/15/2029 (A)	1,253	1,255
6.750%, 05/15/2028 (A)	200	199
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	203
Innophos Holdings
11.500%, 06/15/2029 (A)	3,119	3,150
Ivanhoe Mines
7.875%, 01/23/2030 (A)	1,525	1,522
LABL
8.625%, 10/01/2031 (A)	1,184	1,013
Martin Marietta Materials
4.250%, 12/15/2047	655	531

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	$500	$496
7.875%, 04/15/2027 (A)	844	858
Mercer International
12.875%, 10/01/2028 (A)	513	520
Methanex
5.250%, 12/15/2029	465	459
Methanex US Operations
6.250%, 03/15/2032 (A)	515	514
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,795	1,786
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(C)(E)	1,989	1,798
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	154	166
8.500%, 11/15/2028 (A)	465	491
5.250%, 06/01/2027 (A)	305	303
4.250%, 05/15/2029 (A)	218	210
Novelis
6.875%, 01/30/2030 (A)	42	43
4.750%, 01/30/2030 (A)	352	337
3.250%, 11/15/2026 (A)	1,648	1,622
OCI
6.700%, 03/16/2033 (A)	1,388	1,537
OI European Group BV
4.750%, 02/15/2030 (A)	216	208
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	1,519	1,557
6.625%, 05/13/2027 (A)	63	63
Quikrete Holdings
6.750%, 03/01/2033 (A)	1,550	1,599
Rain Carbon
12.250%, 09/01/2029 (A)	2,355	2,526
Samarco Mineracao
9.500% cash/0% PIK, 06/30/2031	845	830
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,167	1,141
4.875%, 05/01/2028 (A)	1,324	1,290
Scotts Miracle-Gro
4.500%, 10/15/2029	430	415
4.375%, 02/01/2032	257	236
4.000%, 04/01/2031	480	441
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,145
6.125%, 02/01/2028 (A)	1,809	1,836
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,190	1,248
Taseko Mines
8.250%, 05/01/2030 (A)	1,272	1,332
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,327	1,408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TriMas
4.125%, 04/15/2029 (A)	$294	$279
Trinseo Luxco Finance SPV Sarl
7.625% cash/0% PIK, 05/03/2029 (A)	583	345
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	1,168	1,235
Tronox
4.625%, 03/15/2029 (A)	3,724	3,213
WR Grace Holdings
5.625%, 08/15/2029 (A)	2,571	2,327
4.875%, 06/15/2027 (A)	925	920

		87,679

Real Estate — 2.8%
Anywhere Real Estate Group
9.750%, 04/15/2030 (A)	140	142
7.000%, 04/15/2030 (A)	1,626	1,519
5.250%, 04/15/2030 (A)	382	313
Brookfield Property REIT
5.750%, 05/15/2026 (A)	30	30
4.500%, 04/01/2027 (A)	3,703	3,603
Diversified Healthcare Trust
4.750%, 02/15/2028	190	176
4.375%, 03/01/2031	2,195	1,854
Iron Mountain
6.250%, 01/15/2033 (A)	692	711
5.250%, 03/15/2028 (A)	756	753
5.250%, 07/15/2030 (A)	2,790	2,752
5.000%, 07/15/2028 (A)	299	297
4.875%, 09/15/2029 (A)	626	615
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	1,317	1,263
MPT Operating Partnership
8.500%, 02/15/2032 (A)	518	542
5.000%, 10/15/2027	440	407
Outfront Media Capital
7.375%, 02/15/2031 (A)	462	489
4.625%, 03/15/2030 (A)	65	62
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	862
RHP Hotel Properties
7.250%, 07/15/2028 (A)	32	33
6.500%, 04/01/2032 (A)	426	438
6.500%, 06/15/2033 (A)	36	37
4.750%, 10/15/2027	598	595
4.500%, 02/15/2029 (A)	544	532
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	308
3.750%, 07/01/2026 (A)	1,142	1,131
Service Properties Trust
8.625%, 11/15/2031 (A)	777	834
5.500%, 12/15/2027	405	401

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 02/15/2027	$105	$104
4.950%, 10/01/2029	300	262
4.375%, 02/15/2030	1,955	1,644
3.950%, 01/15/2028	215	198
Uniti Group
10.500%, 02/15/2028 (A)	1,336	1,416
8.625%, 06/15/2032 (A)	1,818	1,837
6.500%, 02/15/2029 (A)	2,351	2,272
6.000%, 01/15/2030 (A)	1,501	1,406
VICI Properties
4.625%, 12/01/2029 (A)	153	150
3.750%, 02/15/2027 (A)	910	896

		30,884

Utilities — 2.5%
Alpha Generation
6.750%, 10/15/2032 (A)	1,410	1,454
AmeriGas Partners
9.500%, 06/01/2030 (A)	886	919
9.375%, 06/01/2028 (A)	147	152
5.750%, 05/20/2027	110	109
Calpine
5.000%, 02/01/2031 (A)	1,339	1,325
4.625%, 02/01/2029 (A)	1,557	1,538
4.500%, 02/15/2028 (A)	60	59
Edison International
8.125%, H15T5Y + 3.864%, 06/15/2053 (F)	1,185	1,144
5.250%, 03/15/2032	1,874	1,778
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	1,003	1,114
7.000%, 03/15/2033 (A)	228	250
6.250%, 11/01/2034 (A)	5,254	5,353
6.000%, 02/01/2033 (A)	151	153
5.750%, 01/15/2028	36	36
5.250%, 06/15/2029 (A)	360	358
3.875%, 02/15/2032 (A)	33	30
3.625%, 02/15/2031 (A)	1,639	1,508
3.375%, 02/15/2029 (A)	150	142
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,012	980
PG&E
5.250%, 07/01/2030	2,769	2,638
Pike
8.625%, 01/31/2031 (A)	71	77
5.500%, 09/01/2028 (A)	207	207
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,420	1,522
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	1,444	1,479
Vistra Operations
7.750%, 10/15/2031 (A)	380	404
6.875%, 04/15/2032 (A)	1,185	1,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 02/15/2027 (A)	$280	$280
5.000%, 07/31/2027 (A)	30	30
4.375%, 05/01/2029 (A)	1,109	1,081
4.300%, 07/15/2029 (A)	375	369
XPLR Infrastructure Operating Partners
8.375%, 01/15/2031 (A)	773	826

		28,554

Total Corporate Obligations
(Cost $904,511) ($ Thousands)		874,184

LOAN PARTICIPATIONS — 8.8%
1261229 BC Ltd., Term Loan B, 1st Lien
10.561%, CME Term SOFR + 6.250%, 10/08/2030 (F)	159	153
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.522%, CME Term SOFR + 2.250%, 04/20/2028 (F)	372	369
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
8.381%, CME Term SOFR + 4.250%, 08/18/2028 (F)	895	898
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.807%, CME Term SOFR + 4.250%, 05/17/2028 (F)(H)	785	591
Adient Global Holdings Ltd., Term B-2 Loan
6.577%, CME Term SOFR + 2.750%, 01/31/2031 (F)	178	178
Ahead DB Holdings, LLC, Term B-4 Loan, 1st Lien
7.296%, CME Term SOFR + 3.000%, 02/01/2031 (F)	306	306
Alvogen Pharma, Term Loan, 2nd Lien
6.796%, CME Term SOFR + 2.500%, 03/01/2029 (F)	260	86
AMC Entertainment Holdings, Inc., Term Loan, 1st Lien
11.318%, CME Term SOFR + 7.000%, 01/04/2029 (F)	1,561	1,575
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (C)	785	785
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.427%, CME Term SOFR + 4.000%, 11/24/2027 (F)	899	841
Asurion, Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 09/19/2030 (F)	129	125

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 02/15/2029 (F)	$100	$100
Avaya Inc., Initial Term Loan, 1st Lien
11.827%, CME Term SOFR + 7.500%, 08/01/2028 (E)(F)(H)	4,697	3,657
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 11/25/2031 (F)	228	228
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 10/16/2031 (F)	105	106
Byju's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (F)	2,767	182
Byju's Alpha, Inc., Term Loan, 1st Lien
12.325%, CME Term SOFR + 1.000%, 04/09/2026 (F)	25	25
Carestream Health, Inc., Term Loan, 1st Lien
11.896%, CME Term SOFR + 7.500%, 09/30/2027 (F)	1,583	669
Castle US Holding Corp, Initial Second Dollar Term B-2 Loan
9.092%, 05/31/2030	986	525
Castle US Holding Corp, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.842%, CME Term SOFR + 4.250%, 05/31/2030 (F)(H)	781	423
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.052%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,086	1,095
Claire's Boutiques, Term Loan, 1st Lien
11.574%, 05/15/2026	324	324
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.731%, CME Term SOFR + 6.500%, 12/18/2026 (F)	1,082	410
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.441%, CME Term SOFR + 4.000%, 08/21/2028 (F)	32	32
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 03/29/2029 (F)	740	740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 03/21/2031 (F)	$249	$249
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.557%, CME Term SOFR + 5.000%, 09/18/2026 (F)	658	657
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.896%, CME Term SOFR + 3.500%, 06/18/2029 (F)	974	941
Commscope, LLC, Initial Term Loan
9.577%, CME Term SOFR + 5.250%, 12/17/2029 (F)(H)	1,520	1,537
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 05/17/2028 (F)	217	158
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.662%, CME Term SOFR + 3.250%, 04/12/2028 (F)	778	692
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 11/23/2027 (F)	666	663
Crown Finance US, Inc, Initial Term Loan, 1st Lien
9.566%, CME Term SOFR + 5.250%, 12/02/2031 (F)	140	139
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.812%, CME Term SOFR + 4.500%, 01/18/2028 (F)(H)	298	294
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 10/04/2028 (F)	334	319
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.000%, 08/02/2027 (F)	66	66
E.W. Scripps Company, Tranche B-2 Term Loan
10.179%, CME Term SOFR + 5.750%, 06/30/2028 (F)(H)	80	77
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.941%, CME Term SOFR + 7.500%, 11/23/2026 (C)(F)	2,287	2,261
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.077%, CME Term SOFR + 4.750%, 11/22/2032 (F)	1,460	1,489

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 08/04/2031 (F)	$137	$136
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.327%, CME Term SOFR + 4.000%, 04/23/2031 (F)	1,472	1,469
Envision Healthcare Operating Inc., Replacement Term Loan
10.819%, 06/24/2030 (H)	1,631	1,627
Epic Creations, Inc., New Money Term Loan Retired
14.322%, CME Term SOFR + 10.000%, 07/31/2025 (F)	23	23
Epic Crude Services, LP, Term Loan, 1st Lien
7.256%, CME Term SOFR + 3.000%, 10/15/2031 (F)	137	137
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 10/31/2031 (F)	207	207
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.796%, CME Term SOFR + 2.500%, 07/21/2028 (F)	238	238
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.796%, CME Term SOFR + 2.500%, 07/21/2028 (F)	73	73
First Student Bidco Inc., Term B-2 Loan, 1st Lien
6.796%, CME Term SOFR + 2.500%, 07/21/2028 (F)	250	250
Flexsys Cayman Holdings, First Out Term Loan
10.577%, CME Term SOFR + 6.250%, 08/01/2029 (F)(H)	678	637
Flexsys Cayman Holdings, Second Out Refinancing Term Loan
9.691%, 08/01/2029	967	490
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.531%, CME Term SOFR + 3.000%, 11/16/2026 (F)	977	973
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.396%, CME Term SOFR + 4.000%, 10/01/2027 (F)	1,059	1,018
GatesAir, Term Loan
13.905%, 08/01/2027 (C)(E)	1,168	1,161

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.079%, CME Term SOFR + 4.750%, 10/31/2028 (F)(H)	$400	$400
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 08/04/2027 (F)	291	291
Harrah's Oklahoma, 1st Lien
13.327%, 10/10/2030 (C)	1,164	1,158
Hertz Corporation, Initial Term B Loan, 1st Lien
8.041%, CME Term SOFR + 3.500%, 06/30/2028 (F)	84	69
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.041%, CME Term SOFR + 3.500%, 06/30/2028 (F)	16	13
HIG Finance 2 Limited, 2024-3 Dollar Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/15/2031 (F)	1,198	1,201
Icon Parent I Inc., Initial Term Loan, 1st Lien
7.205%, CME Term SOFR + 3.000%, 11/13/2031 (F)	185	185
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.205%, CME Term SOFR + 5.000%, 11/12/2032 (F)	1,450	1,461
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(C)(F)	2,210	—
Jump Financial, LLC, Additional Term B Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 02/26/2032 (F)	3,129	3,137
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.427%, CME Term SOFR + 5.000%, 10/30/2028 (F)	1,044	937
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (C)	509	509
LBM Acquisition, Initial Term Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 12/17/2027 (F)(H)	656	646
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 03/27/2032 (F)	1,430	1,445
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.933%, CME Term SOFR + 6.500%, 11/22/2027 (F)	1,723	1,658

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (E)(F)(H)	$6,536	$4,249
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.030%, CME Term SOFR + 5.750%, 01/29/2027 (F)	5	5
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 12/02/2031 (F)	296	297
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.791%, CME Term SOFR + 2.350%, 04/16/2029 (F)(H)	1,048	1,034
Madison IAQ, LLC, Initial Term Loan, 1st Lien
6.762%, CME Term SOFR + 2.500%, 06/21/2028 (F)	301	301
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.290%, CME Term SOFR + 6.750%, 07/27/2028 (F)	1,401	1,169
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.540%, CME Term SOFR + 7.000%, 07/27/2028 (F)(H)	2,171	1,000
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.040%, CME Term SOFR + 1.500%, 07/27/2028 (F)	7	1
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.310%, CME Term SOFR + 10.000%, 06/30/2025 (C)(F)	140	206
Mavenir Systems, Inc., Amendment No. 2 Term Loan, 1st Lien
14.324%, CME Term SOFR + 10.000%, 05/16/2025 (C)(F)	379	560
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.330%, CME Term SOFR + 10.000%, 06/30/2025 (C)(F)	99	146
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.330%, CME Term SOFR + 10.000%, 05/16/2025 (C)(F)	306	452
10.083%, CME Term SOFR + 5.750%, 08/18/2028 (C)(E)(F)	520	193
9.344%, CME Term SOFR + 4.750%, 08/18/2028 (C)(E)(F)	5,027	1,865

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 10/23/2028 (F)	$643	$643
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 05/03/2028 (F)	402	377
MI Windows and Doors, LLC, Term B-2 Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 03/28/2031 (F)	134	134
MLN US HoldCo LLC, Term B Loan, 2nd Lien
11.000%, PRIME + 3.500%, 11/30/2025 (F)	647	2
Mountaineer Merger Corp., 1st Lien
0.000%, 10/26/2028	376	376
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.280%, CME Term SOFR + 7.000%, 10/26/2028 (E)(F)	1,940	970
Naked Juice LLC, Initial Second Term Loan
7.558%, 01/24/2029 (H)	1,846	1,465
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 11/17/2031 (F)	307	308
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
10.094%, CME Term SOFR + 5.500%, 08/19/2026 (F)	370	335
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.750%, 08/19/2026 (F)	1,427	1,312
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.807%, CME Term SOFR + 5.500%, 10/30/2028 (F)	565	304
Next Wave, Term Loan, 1st Lien
7.752%, 02/27/2032	700	703
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.677%, CME Term SOFR + 6.250%, 11/05/2029 (F)	1,167	1,157
Nutrisystem, Term Loan A, 1st Lien
9.441%, CME Term SOFR + 5.000%, 04/19/2030 (F)	1,113	1,104
Obra Capital, Term Loan, 1st Lien
11.681%, 06/21/2029 (C)	1,085	1,067

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
10.333%, CME Term SOFR + 6.000%, 02/01/2029 (F)	$253	$260
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.733%, CME Term SOFR + 4.250%, 02/01/2029 (F)	1,213	1,011
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 07/31/2028 (F)	944	942
Owens & Minor, Incremental, 1st Lien
0.000%, 04/02/2030 (H)	145	144
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 11/15/2028 (F)	214	213
Park River Holdings Inc., Initial Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.250%, 12/28/2027 (F)	123	119
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.807%, CME Term SOFR + 3.250%, 03/03/2028 (F)	433	398
PetSmart, LLC, Initial Term Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 02/11/2028 (F)	94	93
Pixelle Specialty, 1st Lien
10.780%, CME Term SOFR + 6.500%, 05/19/2028 (F)(H)	810	662
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/20/2028 (F)	1,731	1,506
Premier Brands Group Holdings, Term B-1 Loan
12.818%, CME Term SOFR + 8.500%, 12/17/2029 (C)(F)	745	745
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.158%, CME Term SOFR + 3.899%, 10/02/2028 (F)(H)	1,732	822
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.546%, CME Term SOFR + 2.250%, 03/31/2028 (F)	199	199
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 02/10/2032 (F)	288	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
QXO Building Products, Inc., Term B Loan
7.280%, 04/30/2032 (F)	$30	$31
Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan
3.250%, 11/19/2031 (F)	11	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 11/19/2031 (F)	147	147
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 11/28/2028 (F)	173	174
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 01/31/2029 (F)	546	546
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.914%, CME Term SOFR + 7.500%, 06/29/2028 (F)	47	43
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
5.333%, CME Term SOFR + 1.000%, 10/01/2027 (F)	177	164
Signature Dental Partners LLC, Delayed Draw Term B Loan, 1st Lien
10.046%, CME Term SOFR + 5.750%, 10/29/2026 (C)(F)	284	419
Sinclair Television, B6 Term Loan
7.741%, 12/31/2029	900	766
SPX Flow, Inc., December 2024 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/05/2029 (F)	141	142
Star Parent, Inc., Term Loan, 1st Lien
8.296%, CME Term SOFR + 4.000%, 09/27/2030 (F)	114	113
Station Casinos LLC, Term B Facility, 1st Lien
6.327%, CME Term SOFR + 2.000%, 03/14/2031 (F)	99	99
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.530%, CME Term SOFR + 5.250%, 03/02/2027 (F)(H)	764	759
Topgolf, Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 03/15/2030 (F)	109	107
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.000%, CME Term SOFR + 5.441%, 09/29/2028 (F)(H)	612	469

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Traverse Midstream Partners LLC, Advance, 1st Lien
7.280%, CME Term SOFR + 3.000%, 02/16/2028 (F)	$968	$969
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.441%, CME Term SOFR + 5.000%, 06/20/2028 (F)	394	372
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.311%, CME Term SOFR + 3.000%, 02/10/2031 (F)	104	105
Varsity Brands, Inc., 2025 Replacement Term Loan, 1st Lien
7.830%, CME Term SOFR + 3.500%, 08/26/2031 (F)	1,911	1,910
Venator Materials PLC, Term Loan, 1st Lien
14.322%, 10/12/2028	221	180
Venator, First Out Term Loan, 1st Lien
14.299%, 07/16/2026	135	134
Venator, Term Loan, 1st Lien
14.261%, 01/16/2026	135	134
VeriFone Systems, Inc., 2025-1 Term Loan
10.211%, CME Term SOFR + 5.500%, 08/18/2028 (F)	1,648	1,538
Victra Holdings, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 03/31/2029 (F)	1,505	1,504
VistaJet Malta Finance PLC (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
8.048%, CME Term SOFR + 3.750%, 04/01/2031 (F)	191	191
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
13.481%, CME Term SOFR + 9.250%, 06/28/2028 (C)(F)	1,600	1,660
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.314%, CME Term SOFR + 4.750%, 06/27/2029 (F)(H)	2,341	2,326
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 01/27/2031 (F)	894	894
Wellful Inc., Tranche B Term Loan, 1st Lien
10.691%, CME Term SOFR + 6.250%, 10/19/2030 (F)(H)	1,598	1,325
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 10/19/2029 (F)	426	423

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)	$5,963	$5,794
Xplornet/Xplore, Second Out Take Back, 1st Lien
6.094%, CME Term SOFR + 1.500%, 10/24/2031 (F)	877	648
Xplornet/Xplore, Super Senior First Out, 1st Lien
9.594%, CME Term SOFR + 1.500%, 10/24/2029 (F)	260	245

Total Loan Participations
(Cost $110,386) ($ Thousands)		98,981

ASSET-BACKED SECURITIES — 7.6%
Other Asset-Backed Securities — 7.6%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(C)(D)(F)	2,276	1,821
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.141%, TSFR3M + 8.862%, 04/17/2033 (A)(F)	1,446	1,377
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	3,390	453
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	4,450	1,793
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	5,857	879
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	4,663	513
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)(F)	3,427	1,324
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	5,641	2,033
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.270%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	256	257
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.360%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	233	234
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (C)(D)(F)	12,116	3,847
Battalion CLO XX, Ser 2025-20A, Cl ER
10.570%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	895	892
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,531	132
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	13,726	5,256

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.070%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	$100	$100
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	9,284	3,714
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	6,715	269
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (C)(D)	6,720	894
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	7,631	3,585
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	9,932	3,392
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(F)	3,486	2,224
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(F)	2,261	1,721
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (C)(D)	3,157	2,031
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	2,725	245
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(F)	3,139	31
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	4,519	1,665
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(C)(D)(F)	4,293	1,932
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(C)(D)(F)	1,219	932
LCM CLO, Ser 31A
0.000%, 01/20/2032 (C)(D)	1,115	435
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	1,755	1,325
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	3,640	1,165
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (C)(D)	1,924	874
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (C)(D)	3,294	1,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	$1,095	$558
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	14	4
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	7,983	1,265
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(C)(D)(F)	2,086	782
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(C)(D)(F)	1,530	1,147
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (C)(D)	6,680	4,181
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(F)	9,085	4,174
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(F)	4,194	1,510
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(C)(D)(F)	5,076	1,523
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	5,457	2,838
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (C)(D)	5,352	2,408
TCW CLO, Ser 2024-1A, Cl ER3
11.752%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	936	926
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	11,892	595
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	3,228	32
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	5,127	3,717
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	5,733	4,930
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (C)(D)	10,943	4,268
Wind River CLO, Ser 2025-3A, Cl ER
10.521%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	1,912	1,922

Total Asset-Backed Securities
(Cost $33,539) ($ Thousands)		85,805

	Shares
COMMON STOCK — 1.6%
21st Century Oncology Private Company *(C)	15,311	230
Air Methods *(C)	2,219	304
Aquity Holdings *(C)	85,745	13

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arctic Canadian Diamond Company *(C)	1,054	$71
Audacy *(C)	7,248	87
Avaya *(C)(E)	127,790	926
Beasley Broadcast Group *(C)	2,945	10
Burgundy Diamond Mines *	1,744,317	34
Carestream Health Holdings *(C)	69,956	1,079
CHC Group LLC *	399	—
Clear Channel Outdoor Holdings, Cl A *	39,771	47
Cornerstone Chemical *(C)	162,678	3,124
Endo Guc Trust *(C)	27,892	14
Endo Inc *	12,302	258
Envision Healthcare *	174,150	2,765
Enviva *	158,231	2,987
Frontier Communications Parent *	4,909	179
Guitar Center *(C)(E)	13,905	1,259
Gulfport Energy Corp *	707	142
Gymboree Holding *(C)(E)	40,312	—
iHeartMedia Inc *	8,286	15
Incora Intermediate LLC *(C)	8,534	171
Incora Top Holdco LLC *(C)	115	3
Intelsat Jackson Holdings *(C)	26,351	1,071
Lannett *(C)	93,813	204
Mallinckrodt *(C)	4,647	388
Medical Card Systems *(C)	284,758	89
Monitronics International *(C)	5,065	51
MYT Holding LLC, Ser B *(C)	274,755	69
Nabors Industries *	12,600	353
Neiman Marcus Group *(C)	620	77
Nine West FKA Premier Brands *(C)(E)	92,548	154
NMG Parent *(C)	5,934	74
Quad/Graphics Inc	54	—
Rite Aid *(C)(E)	2,996	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	94
Spirit Airlines Placeholder Private *	5,518	28
Spirit Aviation Holdings *	61,013	—
SSB Equipment Company *(C)	11,559	—
Venator Materials PLC *	453	91
VICI Properties, Cl A ‡	21,829	712
Xplore Inc *(C)	49,445	585

Total Common Stock
(Cost $21,784) ($ Thousands)		17,758

PREFERRED STOCK — 1.1%
Benefit Street Partners CLO IV, 0.000% *(C)(D)(G)	6,657,000	2,663
Benefit Street Partners CLO IX, 0.000% *(C)(D)(G)	3,271,911	3,040
Claire's Stores, 0.000% *(C)(D)(G)	986	—
FHLMC, 5.919% *(F)(G)	16,903	299
FNMA, 0.000% *(D)(F)(G)	34,800	615
Foresight, 0.000% *(C)(D)(G)	32,601	82

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Guitar Center, 0.000% *(C)(D)(E)(G)	365	$34
MYT Holding LLC, 10.000% (G)	325,766	386
Osaic Financial Services, 6.500% (G)	65,290	1,371
Syniverse, 0.000% *(C)(D)(G)	3,881,236	3,819

Total Preferred Stock
(Cost $9,108) ($ Thousands)		12,309
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$437	424
Datadog
0.000%, 12/01/2029(A)(I)	462	442
DISH Network
0.000%, 12/15/2025(I)	1,470	1,323
EchoStar
3.875% cash/0% PIK, 11/30/2030	190	224
Expand Energy Corp (Escrow Security)
5.500%, 12/31/2049(B)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	1,990
JetBlue Airways
2.500%, 09/01/2029(A)	1,252	1,151
Liberty Interactive
4.000%, 11/15/2029	122	12
3.750%, 02/15/2030	2,458	246
Lucid Group
1.250%, 12/15/2026(A)	535	468
MKS
1.250%, 06/01/2030	258	254
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	570	57
0.000%, 01/23/2028(C)(D)	82	8
0.000%, 01/23/2028(C)(D)	31	3
Rite Aid
0.000%, 12/31/2049(B)(C)(D)(E)	299	–
Silver Airways
16.000% cash/13.000% PIK, 12/31/2027(B)(C)	4,456	–
16.000% cash/15.000% PIK, 01/07/2028(B)(C)	84	84
16.000% cash/13.000% PIK, 01/07/2028(B)(C)	733	–
16.000% cash/15.000% PIK, 01/07/2028(B)(C)	1,088	–
Tacora Restructure
13.000%, 09/19/2031(C)(E)	62	62

Total Convertible Bonds
(Cost $14,570) ($ Thousands)		6,748

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(C)	19,546	$1,448
Audacy*‡‡	1,012	12
Audacy
Strike Price $– *‡‡(C)	11,681	–
Guitar Center
Strike Price $100.00 *‡‡(C)(E)	3,680	114
Guitar Center
Strike Price $160.00 *‡‡(C)(E)	3,681	49
Mavenir
Strike Price $– *‡‡(C)	704,990	–
Silver Airways
Strike Price $– *‡‡(C)	2	–
Spirit Aviation Holdings, Expires 03/15/2030*	8,016	41
Tacora Resources
Strike Price $– *‡‡(C)(E)	17,105	17

Total Warrants
(Cost $752) ($ Thousands)		1,681

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
4.250%, 05/15/2035	$780	781
3.875%, 04/30/2030	775	778

Total U.S. Treasury Obligations
(Cost $1,533) ($ Thousands)		1,559

	Number of Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(C)	3,714	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	24,390,841	24,391
Total Cash Equivalent
(Cost $24,391) ($ Thousands)		24,391
Total Investments in Securities — 99.8%
(Cost $1,120,574) ($ Thousands)		$1,123,416

Percentages are based on Net Assets of $1,125,396 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $820,481 ($ Thousands), representing 72.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2025 was $16,694 ($ Thousands) and represented 1.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

High Yield Bond Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/18/25	AUD	75	USD	49	$—
Barclays PLC	09/18/25	CAD	799	USD	587	(1)
						$(1)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,844	$454,023	$(450,476)	$—	$—	$24,391	$895	$—

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Mountain Province Diamonds	$1,989	12/14/2022	$1,956	$1,798
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
RAD (Escrow Security)	853	9/4/2024	–	–
RAD (Escrow Security)	2,195	9/4/2024	–	–
RAD (Escrow Security)	846	9/4/2024	–	–
Rite Aid	1,351	9/4/2024	799	44
Rite Aid	317	9/4/2024	298	142
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,697	5/1/2023	4,379	3,657
GatesAir, Term Loan	1,168	7/29/2022	1,151	1,161
LifeScan Global Corporation, Initial Term Loan, 1st Lien	6,536	6/19/2018	5,836	4,249
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	520	7/8/2022	496	193
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	5,027	8/13/2021	4,337	1,865
Mountaineer Merger Corp., Initial Term Loan, 1st Lien	1,940	10/22/2021	1,819	970
Common Stock
Avaya	127,790	5/1/2023	1,894	926
Guitar Center	13,905	1/8/2021	1,762	1,259
Gymboree Holding	40,312	10/2/2017	672	–
Nine West FKA Premier Brands	92,548	4/5/2019	1,967	154
Rite Aid	2,996	9/4/2024	–	–
Preferred Stock
Guitar Center	365	1/8/2021	34	34
Convertible Bonds
Rite Aid	$299	9/4/2024	176	–
Tacora Restructure	62	9/19/2024	62	62
Warrants
Guitar Center	3,680	1/8/2021	197	114
Guitar Center	3,681	1/8/2021	132	49
Tacora Resources	17,105	9/19/2024	17	17
			$29,477	$16,694

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 62.7%
Consumer Discretionary — 1.9%
Hyundai Capital America
4.655%, 07/16/2025 (A)(B)	$9,455	$9,435
VW Credit
4.732%, 07/17/2025 (A)(B)	9,600	9,579

		19,014

Consumer Staples — 2.7%
Alimentation Couche-Tard
4.632%, 07/02/2025 (A)(B)	7,000	6,998
Cargill
4.324%, 07/01/2025 (A)(B)	14,000	13,998
Compass Group
4.413%, 07/24/2025 (A)(B)	4,967	4,953

		25,949

Financials — 55.7%
ABN AMRO Funding USA
4.447%, 07/02/2025 (A)(B)	3,500	3,499
Alinghi Funding
4.522%, 10/16/2025 (A)(B)	5,000	4,934
ANZ New Zealand International
4.383%, 02/23/2026 (A)(B)	2,500	2,431
4.257%, 10/01/2025 (A)(B)	4,000	3,956
Aquitaine Funding
4.442%, 08/07/2025 (A)(B)	11,000	10,948
4.404%, 07/01/2025 (A)(B)	4,000	4,000
ASB Bank
4.630%, 09/09/2025 (A)(B)	5,000	5,001
Atlantic Asset Securitization
4.480%, 12/02/2025 (A)(B)	3,500	3,435
Australia & New Zealand Banking Group
4.650%, 08/21/2025 (A)(B)	3,000	3,001
4.581%, 11/25/2025 (A)(B)	3,000	2,947
Bank of New York Mellon
4.650%, 03/26/2026 (B)	3,000	2,999
Barclays Capital
4.541%, 10/22/2025 (B)	6,000	5,917
Bedford Row Funding
4.354%, 07/01/2025 (A)(B)	5,000	4,999
BPCE
4.499%, 08/13/2025 (A)(B)	3,000	2,984
Britannia Funding
4.503%, 10/09/2025 (A)(B)	6,000	5,926
Caisse des Depots et Consignations
4.413%, 09/25/2025 (A)(B)	14,000	13,853
Canadian Imperial Bank of Commerce
4.538%, 02/12/2026 (A)(B)	1,500	1,461
CDP Financial
4.334%, 07/01/2025 (A)(B)	20,000	19,998
Chesham Finance
8.803%, 07/03/2025 (B)	2,000	1,999
4.371%, 07/01/2025 (B)	11,000	10,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
4.371%, 07/01/2025 (A)(B)	$16,000	$15,998
Citigroup Global Markets
4.361%, 02/10/2026 (A)(B)	5,000	4,867
0.000%, 03/20/2026 (A)(C)	5,000	5,000
Columbia Funding
4.820%, 01/02/2026 (B)	2,500	2,500
4.520%, 07/16/2025 (A)(B)	8,000	7,984
4.500%, 07/11/2025 (A)(B)	4,700	4,694
4.445%, 10/09/2025 (A)(B)	3,726	3,680
4.437%, 09/25/2025 (A)(B)	4,000	3,958
Concord Minutemen Capital
4.626%, 12/19/2025 (B)	5,500	5,502
4.505%, 12/08/2025 (A)(B)	10,000	9,806
DNB Bank
4.511%, 11/05/2025 (A)(B)	3,000	2,954
4.403%, 02/12/2026 (A)(B)	5,000	4,869
4.343%, 03/18/2026 (A)(B)	3,000	2,910
DZ Bank
4.392%, 09/26/2025 (A)(B)	3,500	3,463
Federation des Caisses Desjardins du Quebec
4.415%, 08/25/2025 (A)(B)	10,000	9,932
Fidelity National Information Services
4.634%, 07/07/2025 (A)(B)	9,500	9,492
First Abu Dhabi Bank
4.428%, 07/01/2025 (A)(B)	3,000	3,000
Fiserv
4.582%, 07/08/2025 (A)(B)	9,000	8,991
Glencove Funding
4.471%, 07/31/2025 (A)(B)	10,500	10,460
Helvetica Funding
4.470%, 07/23/2025 (A)(B)	11,550	11,518
Hqla Funding
4.381%, 07/01/2025 (A)(B)	13,000	12,998
HSBC Bank
4.680%, 07/16/2025 (A)(B)	3,000	3,000
ING US Funding
4.700%, 02/06/2026 (B)	4,000	4,001
Intercontinental Exchange
4.585%, 07/08/2025 (A)(B)	9,500	9,490
Ionic Funding
4.480%, 07/10/2025 (B)	3,000	2,996
4.452%, 07/02/2025 (B)	10,000	9,998
4.403%, 07/03/2025 (B)	11,606	11,602
4.381%, 07/09/2025 (B)	6,000	5,993
4.372%, 07/11/2025 (B)	5,000	4,993
Landesbank Baden-Wuerttemberg
4.331%, 07/01/2025 (B)	20,000	19,998
Lime Funding
4.373%, 07/02/2025 (A)(B)	15,000	14,996
Lion Bay Funding
4.354%, 07/02/2025 (A)(B)	5,000	4,999

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Lloyds Bank
4.545%, 10/29/2025 (A)(B)	$3,000	$2,956
4.458%, 08/06/2025 (B)	4,500	4,480
Mackinac Funding
4.508%, 10/15/2025 (A)(B)	5,000	4,935
4.496%, 08/05/2025 (A)(B)	4,500	4,480
4.470%, 11/12/2025 (A)(B)	4,500	4,426
4.455%, 11/19/2025 (A)(B)	5,000	4,914
Macquarie Bank
4.705%, 08/15/2025 (A)(B)	2,000	2,001
4.570%, 02/12/2026 (A)(B)	4,500	4,380
4.547%, 11/19/2025 (A)(B)	6,000	5,896
4.464%, 08/21/2025 (A)(B)	4,000	3,974
4.419%, 10/24/2025 (A)(B)	7,750	7,639
MetLife Short Term Funding
4.380%, 01/02/2026 (A)(B)	2,500	2,445
Mont Blanc Capital
4.454%, 09/03/2025 (A)(B)	9,677	9,600
MUFG Bank
4.443%, 12/05/2025 (B)	4,500	4,415
4.425%, 03/06/2026 (B)	4,000	3,884
National Bank of Canada
4.770%, 05/29/2026 (B)	3,000	3,002
4.494%, 01/16/2026 (A)(B)	4,000	3,906
Nordea Bank
4.365%, 02/20/2026 (A)(B)	5,000	4,864
NTT Finance Americas
4.480%, 07/24/2025 (B)	5,000	4,985
Overwatch Alpha Funding
4.341%, 07/01/2025 (A)(B)	30,000	29,996
Paradelle Funding
5.196%, 07/16/2025 (B)	2,500	2,495
Pricoa Short Term Funding
4.650%, 12/01/2025 (A)(B)	5,000	5,001
Pure Grove Funding
4.517%, 01/15/2026 (A)(B)	5,000	4,882
Robert Bosch Finance
4.469%, 07/17/2025 (A)(B)	2,000	1,996
4.454%, 07/01/2025 (A)(B)	20,000	19,997
Royal Bank of Canada
4.555%, 11/03/2025 (A)(B)	2,000	1,970
4.550%, 11/07/2025 (A)(B)	2,500	2,461
4.403%, 05/27/2026 (A)(B)	2,500	2,407
Sheffield Receivables
4.428%, 07/10/2025 (A)(B)	4,000	3,995
Starbird Funding
4.428%, 09/03/2025 (A)(B)	3,500	3,472
Sumitomo Mitsui Trust
4.379%, 11/20/2025 (A)(B)	3,500	3,440
Svenska Handelsbanken
4.660%, 07/18/2025 (B)	3,000	3,000
Swedbank
4.670%, 07/03/2025 (B)	4,000	4,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
4.670%, 07/16/2025 (B)	$2,000	$2,000
4.600%, 11/26/2025 (B)	2,500	2,501
United Overseas Bank
4.470%, 09/17/2025 (A)(B)	4,500	4,500
Verto Capital Compartment B
4.401%, 07/01/2025 (A)(B)	5,000	4,999
Westpac Banking
4.790%, 04/10/2026 (A)(B)	3,000	3,004
4.680%, 01/02/2026 (A)(B)	3,000	3,001

		548,228

Government — 1.4%
Alberta (Province of Canada)
4.360%, 07/18/2025 (A)(B)	10,000	9,978
British Columbia (Province of Canada)
4.612%, 07/03/2025 (B)	4,000	3,999

		13,977

Materials — 1.0%
Nutrien
4.605%, 08/12/2025 (A)(B)	9,500	9,447

Total Commercial Paper
(Cost $616,648) ($ Thousands)		616,615

CORPORATE OBLIGATION — 0.4%
Consumer Discretionary — 0.4%
Jets Stadium Development
4.800%, 04/01/2047 (A)(D)	3,800	3,800

Total Corporate Obligation
(Cost $3,800) ($ Thousands)		3,800

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Note
4.150%, 10/30/2025	3,000	2,958

Total U.S. Treasury Obligation
(Cost $2,959) ($ Thousands)		2,958

CERTIFICATES OF DEPOSIT — 31.3%
Banco Santander
4.510%, 07/08/2025	14,000	14,000
4.460%, 11/06/2025	4,500	4,500
Bank of America
4.670%, 04/02/2026	3,500	3,500
4.540%, 07/10/2025	2,000	2,000
4.500%, 01/02/2026	2,000	2,000
4.420%, 11/05/2025	3,000	3,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Bank of Montreal
4.770%, 11/13/2025	$2,000	$2,000
4.680%, 02/20/2026	2,500	2,501
4.560%, 11/10/2025	2,000	2,000
4.500%, 01/26/2026	3,500	3,502
Bank of Nova Scotia
4.620%, 03/06/2026 (A)	3,000	3,000
Barclays Bank
4.840%, 04/21/2026	5,000	5,004
Bay Square Funding
4.790%, 10/10/2025	5,000	5,002
BNP Paribas
4.460%, 11/21/2025	4,000	4,001
4.420%, 09/18/2025	5,000	5,000
4.400%, 11/06/2025	3,000	3,000
Canadian Imperial Bank of Commerce
4.860%, 05/21/2026	4,000	4,007
4.850%, 05/15/2026	2,500	2,504
4.770%, 12/22/2025	3,200	3,203
4.740%, 09/23/2025	1,600	1,601
4.500%, 10/09/2025	2,000	2,000
4.490%, 01/23/2026	5,000	5,003
4.400%, 02/09/2026	3,000	3,002
Citibank
4.480%, 01/21/2026	1,000	1,000
4.480%, 02/25/2026	1,000	1,000
Commonwealth Bank of Australia
4.650%, 07/03/2025	3,000	3,000
Coöperatieve Rabobank
4.610%, 03/06/2026	3,000	2,999
Credit Agricole Corporate and Investment Bank
4.470%, 07/31/2025	12,000	12,000
4.450%, 11/21/2025	5,000	5,002
4.410%, 11/07/2025	5,000	5,000
DNB Bank
4.400%, 08/28/2025	2,000	2,000
Falcon Asset Funding
4.720%, 11/06/2025 (A)	5,000	5,001
HSBC Bank
4.700%, 01/28/2026 (A)	6,800	6,801
ING US Funding
4.760%, 10/24/2025	4,000	4,002
Korea Development Bank
4.740%, 10/24/2025	8,500	8,503
4.670%, 11/13/2025	9,500	9,500
Lloyds Bank
5.100%, 07/25/2025	2,000	2,000
4.410%, 05/15/2026	4,695	4,702
Mitsubishi UFJ Trust & Banking
4.640%, 09/02/2025	3,000	3,001
4.610%, 09/25/2025	4,500	4,501
4.450%, 12/03/2025	5,000	5,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Mizuho Bank
4.740%, 02/18/2026	$3,000	$3,001
4.700%, 11/12/2025	2,000	2,001
4.650%, 07/08/2025	2,500	2,500
MUFG Bank
4.650%, 07/07/2025	2,500	2,500
4.500%, 08/15/2025	5,000	5,000
4.360%, 10/14/2025	3,000	2,999
Natixis
4.430%, 11/05/2025	3,000	3,000
Nordea Bank
4.640%, 03/17/2026	3,000	3,000
Oversea-Chinese Banking
4.420%, 08/22/2025	15,000	14,999
Rabobk
4.430%, 02/10/2026	4,500	4,502
Royal Bank of Canada
4.500%, 10/07/2025	1,000	1,000
4.440%, 12/12/2025	4,000	4,000
4.210%, 03/12/2026	3,500	3,498
Skandinaviska Enskilda Banken
4.790%, 04/28/2026 (A)	5,000	5,004
Standard Chartered Bank
4.670%, 02/12/2026	2,000	2,003
4.600%, 01/15/2026	3,250	3,252
4.420%, 03/03/2026	5,000	5,003
State Street Bank & Trust
4.720%, 11/12/2025	3,000	3,001
Sumitomo Mitsui Banking
4.650%, 12/11/2025	4,500	4,501
4.630%, 10/01/2025	5,000	5,001
4.450%, 03/06/2026	4,500	4,500
4.430%, 03/04/2026	4,000	4,002
Sumitomo Mitsui Trust
4.700%, 10/30/2025	10,000	10,005
Svenska Handelsbanken
4.660%, 02/20/2026	3,000	3,001
4.650%, 07/10/2025	4,000	4,000
Toronto-Dominion Bank
5.100%, 08/25/2025	2,500	2,502
4.850%, 04/28/2026	2,000	2,002
4.750%, 09/22/2025	2,000	2,001
4.500%, 10/07/2025	1,000	1,000
UBS
4.778%, 04/14/2026	2,500	2,502
Wells Fargo Bank
4.700%, 05/28/2026	3,000	3,000
Westpac Banking
4.730%, 04/30/2026 (A)	3,750	3,753
4.670%, 10/20/2025	4,500	4,502
4.640%, 07/10/2025	3,000	3,000
4.610%, 03/12/2026	4,500	4,499

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
4.360%, 03/04/2026	$4,000	$4,002
Total Certificates of Deposit
(Cost $308,294) ($ Thousands)		308,378

REPURCHASE AGREEMENTS(E) — 5.4%
Bank of America Securities
4.400%, dated 6/30/2025, to be repurchased on 7/1/2025, repurchase price $28,503,483 (collateralized by U.S. Treasury obligations, ranging in par value $30,105,611 - $74,078,000, 0.000%, 11/15/2045 - 5/15/2054; with total market value $29,070,001)	28,500	28,500
Goldman Sachs & Co
4.400%, dated 6/30/2025, to be repurchased on 7/1/2025, repurchase price $18,402,249 (collateralized by GNMA obligations, ranging in par value $22,000 - $17,510,720, 2.000% - 7.000%, 8/20/2032 - 8/20/2064; with total market value $18,768,00)	18,400	18,400
TD Securities
4.410%, dated 6/30/2025, to be repurchased on 7/1/2025, repurchase price $6,000,735 (collateralized by a U.S. Treasury obligation, par value $6,413,700, 3.375%, 5/15/2033; with total market value $6,120,079)	6,000	6,000

Total Repurchase Agreements
(Cost $52,900) ($ Thousands)		52,900

Total Investments in Securities — 100.1%
(Cost $984,601) ($ Thousands)		$984,651

Percentages are based on Net Assets of $983,697 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $515,716 ($ Thousands), representing 52.4% of the Net Assets of the Fund.

(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 87.2%
Arizona — 3.0%
Buckeye, Excise Tax Revenue, RB
5.000%, 07/01/2026	$350	$358
Glendale, Water & Sewer Revenue, RB
5.000%, 07/01/2026	1,125	1,150
Mesa, Utility System Revenue, RB
5.000%, 07/01/2026	1,500	1,534
Phoenix, Industrial Development Authority, Health Care Facilities, Mayo Clinic, Ser B-REM, RB
1.250%, 11/15/2052 (A)	1,800	1,800
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
1.700%, 09/01/2035 (A)(B)	1,500	1,500

		6,342

Colorado — 3.9%
Colorado Springs, Utilities System Revenue, Sub-Ser B-REMK, RB
1.600%, 11/01/2036 (A)	2,300	2,300
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
1.600%, 05/15/2062 (A)	4,500	4,500
Durango, School District No. 9-R, GO
5.000%, 11/01/2025	1,250	1,259

		8,059

Connecticut — 0.7%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-4, RB, GNMA/FNMA/FHLMC
1.600%, 11/15/2046 (A)	1,405	1,405

District of Columbia — 1.0%
District of Columbia, Income Tax Revenue, Ser A, RB
5.000%, 06/01/2026	2,000	2,042
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
1.970%, 10/01/2053 (A)(B)(C)	95	95

		2,137

Florida — 5.7%
Gainesville, Utilities System Revenue, Ser B-REMK, RB
1.950%, 10/01/2042 (A)	4,700	4,700
Lucie County, Florida Power & Light Project, Ser R, RB
2.050%, 09/01/2028 (A)	7,100	7,100

		11,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 2.0%
Roswell, Development Authority, Wellstar Healthcare, Ser A, RB
1.700%, 04/01/2047 (A)(B)	$4,200	$4,200

Illinois — 2.7%
Cook County, Community Consolidated School District No. 64, Park Ridge-Niles, GO
5.000%, 12/01/2025	1,235	1,245
DuPage County, Forest Preserve District, GO
5.000%, 11/01/2025	1,300	1,308
Illinois State, Finance Authority, University of Chicago Medical Center, RB
1.650%, 08/01/2044 (A)(B)	3,000	3,000

		5,553

Indiana — 0.8%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
1.770%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 4.4%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
1.890%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
1.680%, 09/01/2036 (A)	1,600	1,600

		9,100

Kentucky — 0.4%
Kentucky State, Public Energy Authority, Gas Supply, Ser A, RB
5.000%, 12/01/2025	825	830

Louisiana — 1.2%
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
1.610%, 09/01/2057 (A)(B)	1,100	1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
1.910%, 11/01/2040 (A)	1,500	1,500

		2,600

Maryland — 0.5%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
1.670%, 02/01/2041 (A)	1,070	1,070

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 3.0%
Karegnondi, Water Authority, Pipeline, RB, BAM
5.000%, 11/01/2025	$1,185	$1,193
Warren, Consolidated Schools District, Ser II, GO, Q-SBLF
5.000%, 05/01/2026	2,150	2,188
Waterford, School District, GO, Q-SBLF
5.000%, 05/01/2026	2,800	2,849

		6,230

Mississippi — 3.7%
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
2.000%, 12/01/2030 (A)	2,400	2,400
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
1.610%, 12/01/2030 (A)	1,100	1,100
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
1.900%, 11/01/2035 (A)	4,230	4,230

		7,730

Missouri — 3.6%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
1.740%, 04/15/2034 (A)(B)	4,100	4,100
RBC Municipal Products Trust, Ser C-16, RB
1.670%, 09/01/2039 (A)(B)(C)	3,500	3,500

		7,600

New Hampshire — 1.0%
New Hampshire State, Housing Finance Authority, Ser D, RB, GNMA/FNMA/FHLMC
3.580%, 07/01/2056 (A)	1,550	1,550
New Hampshire State, Ser A, GO
5.000%, 04/01/2026	540	549

		2,099

New Jersey — 7.5%
Egg Harbor Township, GO
4.000%, 08/07/2025	2,850	2,852
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 03/17/2026	650	659
Haledon, Ser A, GO
4.000%, 09/25/2025	900	901
Manasquan, GO
4.000%, 10/01/2025	800	802
Maplewood, GO
4.000%, 10/07/2025	1,300	1,303
Mount Holly, Ser A, GO
4.000%, 09/24/2025	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pompton Lakes, GO
4.000%, 06/05/2026	$700	$706
Wanaque, GO
4.000%, 12/18/2025	7,328	7,352

		15,576

New Mexico — 0.3%
New Mexico State, Mortgage Finance Authority, Santa Fe Apartments & Sangre de Christo Project, RB, FHA
3.730%, 02/01/2042 (A)	640	640

New York — 11.5%
Honeoye Falls-Lima, Central School District, GO
4.000%, 06/25/2026	1,000	1,009
Metropolitan New York, Transportation Authority, Ser B-REMK, RB
1.800%, 11/15/2046 (A)(B)	2,500	2,500
New York City, Housing Development Authority, Ser E, RB
3.300%, 05/01/2055 (A)	950	950
New York City, Sub-Ser A-4-REM, GO
1.900%, 08/01/2044 (A)	2,700	2,700
New York City, Sub-Ser D-4, GO
1.750%, 08/01/2040 (A)(B)	4,665	4,665
New York City, Water & Sewer System, Finance Authority, RB
1.500%, 06/15/2044 (A)	4,800	4,800
New York State, Housing Finance Agency, 435 East 13th Street, Ser A, RB
2.100%, 11/01/2050 (A)(B)	2,500	2,500
Ossining, GO
4.500%, 08/01/2025	1,000	1,001
Schodack, Central School District, GO
4.000%, 07/15/2025	3,850	3,851

		23,976

North Carolina — 1.7%
North Carolina State, RB
5.000%, 03/01/2026	3,500	3,551

Ohio — 1.6%
Franklin County, Hospital Improvement, Nationwide Children's Hospital Project, RB
1.600%, 11/01/2045 (A)	1,400	1,400
Hamilton, GO
4.000%, 12/17/2025	920	923
Miamisburg, Recreational Facilities Improvement, GO
3.750%, 02/10/2026	600	602

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State University, RB
1.850%, 06/01/2043 (A)	$475	$475

		3,400

Oregon — 4.5%
Clackamas & Washington Counties, School District No. 3, GO
5.000%, 06/15/2026	3,000	3,062
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
1.700%, 08/01/2034 (A)(B)	6,300	6,300

		9,362

Pennsylvania — 3.8%
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
1.800%, 11/01/2061 (A)(B)	5,000	5,000
1.750%, 11/01/2061 (A)(B)	2,600	2,600
Pennsylvania State, Housing Finance Agency, Ser 149A, RB
5.000%, 04/01/2026	250	253

		7,853

South Carolina — 3.5%
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
1.620%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
1.850%, 01/01/2036 (A)(B)	3,900	3,900
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
1.740%, 12/01/2055 (A)(C)	400	400

		7,300

South Dakota — 2.9%
South Dakota State, Housing Development Authority, RB
1.600%, 11/01/2046 (A)	3,310	3,310
South Dakota State, Housing Development Authority, Ser A, RB
1.600%, 11/01/2062 (A)	2,745	2,745

		6,055

Tennessee — 0.5%
Tennessee State, Housing Development Agency, Residential Finance Program, RB
3.500%, 01/01/2056 (A)	1,030	1,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 6.0%
Allen, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	$315	$319
Conroe, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	375	380
Harris County, Cultural Education Facilities Finance, Houston Methodist, Ser B, RB
1.950%, 12/01/2059 (A)	4,775	4,775
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,375	1,395
Leander, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	1,250	1,267
Plano, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,500	1,520
Texas State, Veterans Bonds, Ser B, GO
1.700%, 12/01/2042 (A)	1,750	1,750
University of North Texas, Ser A, RB
5.000%, 04/15/2026	1,000	1,017

		12,423

Utah — 0.9%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
1.650%, 10/01/2035 (A)	1,855	1,855

Virginia — 0.9%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
1.650%, 05/15/2042 (A)	1,955	1,955

Washington — 0.8%
Washington State, Housing Finance Commission, Ser VR, RB
1.620%, 12/01/2046 (A)	1,585	1,585

West Virginia — 0.4%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
1.600%, 06/01/2034 (A)(B)	880	880

Wisconsin — 2.3%
Janesville, School District, Ser B, GO
5.000%, 03/01/2026	950	963
Port Washington-Saukville, School District, GO
5.000%, 04/01/2026	200	203

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
1.620%, 03/01/2041 (A)	$2,320	$2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
1.620%, 03/01/2038 (A)	1,400	1,400

		4,886

Wyoming — 0.5%
Wyoming State, Community Development Authority, Ser 4, RB
1.660%, 12/01/2048 (A)	1,110	1,110

Total Municipal Bonds
(Cost $181,911) ($ Thousands)		181,962

TAX-EXEMPT COMMERCIAL PAPER — 12.9%
Austin
3.000%, 09/03/2025	3,000	3,001
Lincoln, Electric System Revenue
3.000%, 08/04/2025	5,000	5,000
Massachusetts Bay, Transportation Authority
3.000%, 07/10/2025	4,150	4,150
2.970%, 07/10/2025	1,300	1,300
Massachusetts State, Water Resources Authority
3.050%, 08/06/2025	2,600	2,600
University of Texas
3.050%, 07/23/2025	3,000	3,001
3.000%, 09/30/2025	1,000	1,000
2.980%, 10/21/2025	3,000	3,000
2.850%, 07/01/2025	3,000	3,000
2.850%, 07/01/2025	1,000	1,000

Total Tax-Exempt Commercial Paper
(Cost $27,050) ($ Thousands)		27,052

Total Investments in Securities — 100.1%
(Cost $208,961) ($ Thousands)		$209,014

Percentages are based on Net Assets of $208,719 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $13,265 ($ Thousands), representing 6.4% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$9,636	$10,520
3.625%, 04/15/2028	8,346	8,875
2.500%, 01/15/2029	7,557	7,863
2.375%, 01/15/2027	8,674	8,820
2.375%, 10/15/2028	22,518	23,357
2.125%, 04/15/2029	23,577	24,211
1.750%, 01/15/2028	8,159	8,263
1.625%, 10/15/2027	22,153	22,429
1.625%, 10/15/2029	24,324	24,623
1.625%, 04/15/2030	25,147	25,328
1.250%, 04/15/2028	21,856	21,815
0.875%, 01/15/2029	15,117	14,882
0.750%, 07/15/2028	17,326	17,114
0.500%, 01/15/2028	20,042	19,669
0.375%, 01/15/2027	17,673	17,432
0.375%, 07/15/2027	19,615	19,349
0.250%, 07/15/2029	18,025	17,309
0.125%, 07/15/2026	19,124	18,959

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 10/15/2026	$21,589	$21,342
0.125%, 04/15/2027	22,087	21,625
0.125%, 01/15/2030	20,339	19,193

Total U.S. Treasury Obligations
(Cost $368,150) ($ Thousands)		372,978

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	1,176,827	1,177
Total Cash Equivalent
(Cost $1,177) ($ Thousands)		1,177
Total Investments in Securities — 99.6%
(Cost $369,327) ($ Thousands)		$374,155

Percentages are based on Net Assets of $375,833 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$419	$25,200	$(24,442)	$—	$—	$1,177	$36	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 73.6%

Communication Services — 7.2%
Alphabet Inc, Cl A	65,273	$11,503
Alphabet Inc, Cl C	52,647	9,339
AT&T Inc	80,541	2,331
Charter Communications Inc, Cl A *	1,066	436
Comcast Corp, Cl A	41,626	1,486
Electronic Arts Inc	2,592	414
Fox Corp, Cl A	2,539	142
Fox Corp, Cl B	1,312	68
Interpublic Group of Cos Inc/The	4,265	104
Live Nation Entertainment Inc *	1,698	257
Match Group Inc	2,847	88
Meta Platforms Inc, Cl A	24,355	17,976
Netflix Inc *	4,771	6,389
News Corp, Cl A	4,338	129
News Corp, Cl B	1,517	52
Omnicom Group Inc	1,997	144
Paramount Global, Cl B	6,771	87
Take-Two Interactive Software Inc, Cl A *	1,876	455
TKO Group Holdings Inc, Cl A	781	142
T-Mobile US Inc	5,384	1,283
Verizon Communications Inc	47,417	2,052
Walt Disney Co/The	20,125	2,496
Warner Bros Discovery Inc *	25,641	294

		57,667
Consumer Discretionary — 7.6%
Airbnb Inc, Cl A *	4,799	635
Amazon.com Inc, Cl A *	105,998	23,255
AutoZone Inc *	187	694
Best Buy Co Inc	2,278	153
Booking Holdings Inc	364	2,107
Caesars Entertainment Inc *	2,133	61
CarMax Inc *	1,791	120
Carnival Corp *	11,377	320
Chipotle Mexican Grill Inc, Cl A *	15,013	843
Darden Restaurants Inc	1,306	285
Deckers Outdoor Corp *	1,667	172
Domino's Pizza Inc	372	168
DoorDash Inc, Cl A *	3,786	933
DR Horton Inc	3,058	394
eBay Inc	5,099	380
Expedia Group Inc	1,367	231
Ford Motor Co	43,132	468
Garmin Ltd	1,700	355
General Motors Co	11,042	543
Genuine Parts Co	1,510	183
Hasbro Inc	1,471	109
Hilton Worldwide Holdings Inc	2,680	714
Home Depot Inc/The	11,137	4,083
Las Vegas Sands Corp	3,670	160
Lennar Corp, Cl A	2,542	281
LKQ Corp	2,962	110

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lowe's Cos Inc	6,346	$1,408
Lululemon Athletica Inc *	1,233	293
Marriott International Inc/MD, Cl A	2,529	691
McDonald's Corp	8,004	2,339
MGM Resorts International *	2,742	94
Mohawk Industries Inc *	420	44
NIKE Inc, Cl B	13,372	950
Norwegian Cruise Line Holdings Ltd *	5,071	103
NVR Inc *	32	236
O'Reilly Automotive Inc *	9,645	869
Pool Corp	440	128
PulteGroup Inc	2,271	239
Ralph Lauren Corp, Cl A	410	112
Ross Stores Inc	3,671	468
Royal Caribbean Cruises Ltd	2,823	884
Starbucks Corp	12,731	1,167
Tapestry Inc	2,276	200
Tesla Inc *	31,428	9,983
TJX Cos Inc/The	12,646	1,562
Tractor Supply Co	5,843	308
Ulta Beauty Inc *	479	224
Williams-Sonoma Inc	1,444	236
Wynn Resorts Ltd	1,042	98
Yum! Brands Inc	3,079	456

		60,849
Consumer Staples — 4.1%
Altria Group Inc	18,807	1,103
Archer-Daniels-Midland Co	5,237	276
Brown-Forman Corp, Cl B	1,560	42
Bunge Global SA	1,598	128
Campbell Soup Co	2,204	68
Church & Dwight Co Inc	2,833	272
Clorox Co/The	1,450	174
Coca-Cola Co/The	43,385	3,069
Colgate-Palmolive Co	9,205	837
Conagra Brands Inc	5,502	113
Constellation Brands Inc, Cl A	1,683	274
Costco Wholesale Corp	4,973	4,923
Dollar General Corp	2,558	293
Dollar Tree Inc *	2,083	206
Estee Lauder Cos Inc/The, Cl A	2,556	206
General Mills Inc	6,386	331
Hershey Co/The	1,710	284
Hormel Foods Corp	3,048	92
J M Smucker Co/The	1,159	114
Kellanova	3,158	251
Kenvue Inc	21,241	445
Keurig Dr Pepper Inc	15,612	516
Kimberly-Clark Corp	3,770	486
Kraft Heinz Co/The	9,865	255
Kroger Co/The	6,958	499
Lamb Weston Holdings Inc	1,612	84
McCormick & Co Inc/MD	2,708	205

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	1,988	$96
Mondelez International Inc, Cl A	14,446	974
Monster Beverage Corp *	7,794	488
PepsiCo Inc	15,446	2,039
Philip Morris International Inc	17,435	3,175
Procter & Gamble Co/The	26,273	4,186
Sysco Corp, Cl A	5,364	406
Target Corp, Cl A	5,039	497
Tyson Foods Inc, Cl A	3,108	174
Walgreens Boots Alliance Inc	7,471	86
Walmart Inc	48,423	4,735

		32,402
Energy — 2.2%
APA Corp	4,452	81
Baker Hughes Co, Cl A	11,419	438
Chesapeake Energy Corp	2,467	288
Chevron Corp	18,186	2,604
ConocoPhillips	14,104	1,266
Coterra Energy Inc	8,636	219
Devon Energy Corp	7,031	224
Diamondback Energy Inc, Cl A	2,058	283
EOG Resources Inc	6,078	727
EQT Corp	6,824	398
Exxon Mobil Corp	48,313	5,208
Halliburton Co	9,743	199
Hess Corp	3,214	445
Kinder Morgan Inc	22,047	648
Marathon Petroleum Corp	3,413	567
Occidental Petroleum Corp	7,699	323
ONEOK Inc	6,951	567
Phillips 66	4,586	547
Schlumberger NV, Cl A	15,450	522
Targa Resources Corp	2,400	418
Texas Pacific Land Corp	222	235
Valero Energy Corp	3,501	471
Williams Cos Inc/The	13,611	855

		17,533
Financials — 10.4%
Aflac Inc	5,406	570
Allstate Corp/The	3,023	608
American Express Co	6,248	1,993
American International Group Inc	6,546	560
Ameriprise Financial Inc	1,058	565
Aon PLC, Cl A	2,407	859
Apollo Global Management Inc	5,111	725
Arch Capital Group Ltd	4,125	376
Arthur J Gallagher & Co	2,884	923
Assurant Inc	630	124
Bank of America Corp	73,407	3,474
Bank of New York Mellon Corp/The	8,001	729
Berkshire Hathaway Inc, Cl B *	20,565	9,990
BlackRock Funding Inc	1,637	1,718

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackstone Inc, Cl A	8,146	$1,218
Brown & Brown Inc	3,145	349
Capital One Financial Corp	7,150	1,521
Cboe Global Markets Inc	1,190	277
Charles Schwab Corp/The	19,101	1,743
Chubb Ltd	4,182	1,212
Cincinnati Financial Corp	1,798	268
Citigroup Inc	21,108	1,797
Citizens Financial Group Inc	4,807	215
CME Group Inc, Cl A	4,040	1,113
Coinbase Global Inc, Cl A *	2,413	846
Corpay Inc *	801	266
Erie Indemnity Co, Cl A	300	104
Everest Group Ltd	499	170
FactSet Research Systems Inc	429	192
Fidelity National Information Services Inc, Cl B	6,069	494
Fifth Third Bancorp	7,348	302
Fiserv Inc, Cl A *	6,298	1,086
Franklin Resources Inc	3,229	77
Global Payments Inc	2,918	233
Globe Life Inc	959	119
Goldman Sachs Group Inc/The	3,434	2,430
Hartford Financial Services Group Inc/The	3,170	402
Huntington Bancshares Inc/OH	16,770	281
Intercontinental Exchange Inc	6,405	1,175
Invesco Ltd	4,639	73
Jack Henry & Associates Inc	812	146
JPMorgan Chase & Co	31,165	9,035
KeyCorp	10,721	187
KKR & Co Inc	7,658	1,019
Loews Corp	2,016	185
M&T Bank Corp	1,823	354
MarketAxess Holdings Inc	463	103
Marsh & McLennan Cos Inc	5,513	1,205
Mastercard Inc, Cl A	9,091	5,109
MetLife Inc	6,256	503
Moody's Corp	1,724	865
Morgan Stanley	13,928	1,962
MSCI Inc, Cl A	859	495
Nasdaq Inc, Cl A	4,573	409
Northern Trust Corp	2,255	286
PayPal Holdings Inc *	11,107	825
PNC Financial Services Group Inc/The	4,420	824
Principal Financial Group Inc, Cl A	2,380	189
Progressive Corp/The	6,557	1,750
Prudential Financial Inc	3,903	419
Raymond James Financial Inc	2,000	307
Regions Financial Corp	10,506	247
S&P Global Inc	3,546	1,870
Synchrony Financial	4,356	291
T Rowe Price Group Inc	2,580	249
Travelers Cos Inc/The	2,526	676

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Truist Financial Corp	14,627	$629
US Bancorp	17,413	788
Visa Inc, Cl A	19,183	6,811
W R Berkley Corp	3,381	248
Wells Fargo & Co	36,442	2,920
Willis Towers Watson PLC	1,094	335

		82,418
Health Care — 6.9%
Abbott Laboratories	19,480	2,650
AbbVie Inc	19,790	3,673
Agilent Technologies Inc	3,115	368
Align Technology Inc *	733	139
Amgen Inc, Cl A	6,042	1,687
Baxter International Inc	5,951	180
Becton Dickinson & Co	3,182	548
Biogen Inc *	1,491	187
Bio-Techne Corp	1,827	94
Boston Scientific Corp *	16,545	1,777
Bristol-Myers Squibb Co	23,123	1,070
Cardinal Health Inc	2,643	444
Cencora Inc, Cl A	1,962	588
Centene Corp *	5,475	297
Charles River Laboratories International Inc *	512	78
Cigna Group/The	2,980	985
Cooper Cos Inc/The *	2,331	166
CVS Health Corp	14,110	973
Danaher Corp, Cl A	7,190	1,420
DaVita Inc *	554	79
Dexcom Inc *	4,291	375
Edwards Lifesciences Corp, Cl A *	6,507	509
Elevance Health Inc	2,566	998
Eli Lilly & Co	8,819	6,875
GE HealthCare Technologies Inc	5,058	375
Gilead Sciences Inc	13,905	1,542
HCA Healthcare Inc	1,968	754
Henry Schein Inc *	1,532	112
Hologic Inc *	2,708	176
Humana Inc	1,389	340
IDEXX Laboratories Inc *	905	485
Incyte Corp *	1,971	134
Insulet Corp *	792	249
Intuitive Surgical Inc *	4,011	2,180
IQVIA Holdings Inc *	1,880	296
Johnson & Johnson	26,962	4,118
Labcorp Holdings Inc	950	249
McKesson Corp	1,396	1,023
Medtronic PLC	14,390	1,254
Merck & Co Inc	28,106	2,225
Mettler-Toledo International Inc *	233	274
Moderna Inc *	3,916	108
Molina Healthcare Inc *	589	176
Pfizer Inc	63,559	1,541

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	1,305	$234
Regeneron Pharmaceuticals Inc	1,154	606
ResMed Inc	1,618	417
Revvity Inc	1,262	122
Solventum Corp *	1,506	114
STERIS PLC	1,090	262
Stryker Corp	3,844	1,521
Thermo Fisher Scientific Inc	4,222	1,712
UnitedHealth Group Inc	10,160	3,170
Universal Health Services Inc, Cl B	634	115
Vertex Pharmaceuticals Inc *	2,907	1,294
Viatris Inc, Cl W	13,809	123
Waters Corp *	699	244
West Pharmaceutical Services Inc	853	187
Zimmer Biomet Holdings Inc	2,237	204
Zoetis Inc, Cl A	4,959	773

		54,869
Industrials — 6.4%
3M Co	6,000	913
A O Smith Corp	1,341	88
Allegion PLC	1,068	154
AMETEK Inc	2,548	461
Automatic Data Processing Inc	4,537	1,399
Axon Enterprise Inc *	840	695
Boeing Co/The *	8,523	1,786
Broadridge Financial Solutions Inc	1,294	315
Builders FirstSource Inc *	1,347	157
Carrier Global Corp	8,867	649
Caterpillar Inc, Cl A	5,262	2,043
CH Robinson Worldwide Inc	1,360	131
Cintas Corp	3,833	854
Copart Inc *	9,936	488
CSX Corp	21,338	696
Cummins Inc	1,532	502
Dayforce Inc *	1,658	92
Deere & Co	2,821	1,434
Delta Air Lines Inc, Cl A	7,618	375
Dover Corp	1,596	292
Eaton Corp PLC	4,374	1,561
Emerson Electric Co	6,292	839
Equifax Inc	1,422	369
Expeditors International of Washington Inc	1,629	186
Fastenal Co, Cl A	12,735	535
FedEx Corp	2,460	559
Fortive Corp	3,962	207
GE Vernova Inc	3,051	1,614
Generac Holdings Inc *	620	89
General Dynamics Corp	2,807	819
General Electric Co	11,943	3,074
Honeywell International Inc	7,186	1,673
Howmet Aerospace Inc	4,497	837
Hubbell Inc, Cl B	584	239
Huntington Ingalls Industries Inc, Cl A	439	106

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEX Corp	847	$149
Illinois Tool Works Inc	3,024	748
Ingersoll Rand Inc	4,427	368
Jacobs Solutions Inc	1,402	184
JB Hunt Transport Services Inc	922	132
Johnson Controls International PLC	7,427	784
L3Harris Technologies Inc	2,075	521
Leidos Holdings Inc	1,440	227
Lennox International Inc	368	211
Lockheed Martin Corp	2,359	1,093
Masco Corp	2,151	138
Nordson Corp	625	134
Norfolk Southern Corp	2,581	661
Northrop Grumman Corp	1,507	753
Old Dominion Freight Line Inc, Cl A	2,026	329
Otis Worldwide Corp	4,439	440
PACCAR Inc	5,975	568
Parker-Hannifin Corp, Cl A	1,442	1,007
Paychex Inc	3,610	525
Paycom Software Inc	555	128
Pentair PLC	1,789	184
Quanta Services Inc	1,698	642
Republic Services Inc	2,253	556
Rockwell Automation Inc	1,247	414
Rollins Inc	3,254	184
RTX Corp	14,952	2,183
Snap-on Inc	545	170
Southwest Airlines Co, Cl A	6,553	213
Stanley Black & Decker Inc	1,784	121
Textron Inc	1,952	157
Trane Technologies PLC	2,489	1,089
TransDigm Group Inc	627	953
Uber Technologies Inc *	23,535	2,196
Union Pacific Corp	6,679	1,537
United Airlines Holdings Inc *	3,591	286
United Parcel Service Inc, Cl B	8,322	840
United Rentals Inc	749	564
Veralto Corp	2,818	284
Verisk Analytics Inc, Cl A	1,577	491
Waste Management Inc	4,152	950
Westinghouse Air Brake Technologies Corp	1,879	393
WW Grainger Inc	503	523
Xylem Inc/NY	2,685	347

		50,608
Information Technology — 24.1%
Adobe Inc *	4,767	1,844
Advanced Micro Devices Inc *	18,255	2,590
Akamai Technologies Inc *	1,745	139
Amphenol Corp, Cl A	13,585	1,342
Analog Devices Inc	5,568	1,325
ANSYS Inc *	980	344
Apple Inc	167,571	34,381
Applied Materials Inc	9,135	1,672

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arista Networks Inc *	11,494	$1,176
Autodesk Inc, Cl A *	2,382	737
Broadcom Inc	52,739	14,538
Cadence Design Systems Inc *	3,071	946
CDW Corp/DE	1,438	257
Cisco Systems Inc	44,557	3,091
Cognizant Technology Solutions Corp, Cl A	5,457	426
Corning Inc, Cl B	8,494	447
Crowdstrike Holdings Inc, Cl A *	2,790	1,421
Dell Technologies Inc, Cl C	3,403	417
Enphase Energy Inc *	1,423	56
EPAM Systems Inc *	676	120
F5 Inc, Cl A *	652	192
Fair Isaac Corp *	270	494
First Solar Inc *	1,164	193
Fortinet Inc *	7,073	748
Gartner Inc *	883	357
Gen Digital Inc	5,926	174
GoDaddy Inc, Cl A *	1,627	293
Hewlett Packard Enterprise Co	14,061	288
HP Inc	11,141	273
Intel Corp	48,512	1,087
International Business Machines Corp	10,409	3,068
Intuit Inc	3,153	2,483
Jabil Inc	1,208	263
Juniper Networks Inc	3,615	144
Keysight Technologies Inc *	1,904	312
KLA Corp	1,477	1,323
Lam Research Corp	14,501	1,412
Microchip Technology Inc	6,205	437
Micron Technology Inc	12,494	1,540
Microsoft Corp	83,391	41,480
Monolithic Power Systems Inc	550	402
Motorola Solutions Inc	1,866	785
NetApp Inc	2,379	254
NVIDIA Corp	273,621	43,229
ON Semiconductor Corp *	4,643	243
Oracle Corp, Cl B	18,223	3,984
Palantir Technologies Inc, Cl A *	23,828	3,248
Palo Alto Networks Inc *	7,439	1,522
PTC Inc *	1,383	238
QUALCOMM Inc	12,275	1,955
RALLIANT CORP *	1	—
Roper Technologies Inc	1,226	695
Salesforce Inc	10,745	2,930
Seagate Technology Holdings PLC	2,411	348
ServiceNow Inc *	2,317	2,382
Skyworks Solutions Inc	1,756	131
Super Micro Computer Inc *	5,455	267
Synopsys Inc *	1,723	883
Teledyne Technologies Inc *	532	273
Teradyne Inc	1,838	165
Texas Instruments Inc	10,249	2,128

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trimble Inc *	2,855	$217
Tyler Technologies Inc *	488	289
VeriSign Inc	936	270
Western Digital Corp	3,820	244
Workday Inc, Cl A *	2,382	572
Zebra Technologies Corp, Cl A *	605	187

		191,671
Materials — 1.4%
Air Products and Chemicals Inc	2,545	718
Albemarle Corp	1,234	77
Amcor PLC	26,263	241
Avery Dennison Corp	845	148
Ball Corp	3,151	177
CF Industries Holdings Inc	1,840	169
Corteva Inc	7,671	572
Dow Inc	7,991	212
DuPont de Nemours Inc	4,838	332
Eastman Chemical Co	1,332	99
Ecolab Inc	2,810	757
Freeport-McMoRan Inc, Cl B	16,412	711
International Flavors & Fragrances Inc	2,928	215
International Paper Co	5,800	272
Linde PLC	5,270	2,473
LyondellBasell Industries NV, Cl A	2,946	170
Martin Marietta Materials Inc, Cl A	666	366
Mosaic Co/The	3,333	122
Newmont Corp	12,665	738
Nucor Corp	2,544	330
Packaging Corp of America	972	183
PPG Industries Inc	2,650	301
Sherwin-Williams Co/The, Cl A	2,593	890
Smurfit WestRock PLC	5,560	240
Steel Dynamics Inc	1,450	186
Vulcan Materials Co	1,512	394

		11,093
Real Estate — 1.5%
Alexandria Real Estate Equities Inc ‡	1,807	131
American Tower Corp, Cl A ‡	5,227	1,155
AvalonBay Communities Inc ‡	1,568	319
BXP Inc ‡	1,526	103
Camden Property Trust ‡	1,182	133
CBRE Group Inc, Cl A *	3,347	469
CoStar Group Inc *	4,850	390
Crown Castle Inc ‡	4,810	494
Digital Realty Trust Inc, Cl A ‡	3,517	613
Equinix Inc ‡	1,089	866
Equity Residential ‡	3,890	263
Essex Property Trust Inc ‡	754	214
Extra Space Storage Inc ‡	2,343	345
Federal Realty Investment Trust ‡	780	74
Healthpeak Properties Inc ‡	7,743	136
Host Hotels & Resorts Inc ‡	8,038	123

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Invitation Homes Inc ‡	6,120	$201
Iron Mountain Inc ‡	3,344	343
Kimco Realty Corp ‡	7,832	165
Mid-America Apartment Communities Inc ‡	1,275	189
Prologis Inc ‡	10,359	1,089
Public Storage ‡	1,778	522
Realty Income Corp ‡	9,913	571
Regency Centers Corp ‡	2,007	143
SBA Communications Corp, Cl A ‡	1,196	281
Simon Property Group Inc ‡	3,494	562
UDR Inc ‡	3,269	134
Ventas Inc ‡	4,943	312
VICI Properties Inc, Cl A ‡	12,116	395
Welltower Inc ‡	6,948	1,068
Weyerhaeuser Co ‡	8,309	213

		12,016
Utilities — 1.8%
AES Corp/The	7,425	78
Alliant Energy Corp	2,789	169
Ameren Corp	3,155	303
American Electric Power Co Inc	6,082	631
American Water Works Co Inc	2,250	313
Atmos Energy Corp	1,775	274
CenterPoint Energy Inc	7,250	266
CMS Energy Corp	3,315	230
Consolidated Edison Inc	4,093	411
Constellation Energy Corp	3,499	1,129
Dominion Energy Inc	9,391	531
DTE Energy Co	2,391	317
Duke Energy Corp	8,690	1,025
Edison International	4,300	222
Entergy Corp	5,070	421
Evergy Inc	2,670	184
Eversource Energy	4,300	274
Exelon Corp	11,330	492
FirstEnergy Corp	5,560	224
NextEra Energy Inc	23,020	1,598
NiSource Inc	5,268	212
NRG Energy Inc	2,156	346
PG&E Corp	25,330	353
Pinnacle West Capital Corp	1,297	116
PPL Corp	8,490	288
Public Service Enterprise Group Inc	5,498	463
Sempra	7,408	561
Southern Co/The	12,270	1,127
Vistra Corp	3,859	748
WEC Energy Group Inc	3,660	381
Xcel Energy Inc	6,617	451

		14,138
Total Common Stock
(Cost $187,391) ($ Thousands)		585,264

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.4%

Ireland — 0.2%
Information Technology — 0.2%
Accenture PLC, Cl A	7,005	$2,094

Netherlands — 0.1%
Information Technology — 0.1%
NXP Semiconductors NV	2,896	633

Switzerland — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	3,309	558

United Kingdom — 0.0%
Consumer Discretionary — 0.0%
Aptiv PLC *	2,288	156

Total Foreign Common Stock
(Cost $1,631) ($ Thousands)		3,441

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	9,418,558	$9,419
Total Cash Equivalent
(Cost $9,419) ($ Thousands)		9,419

PURCHASED OPTIONS — 0.1%
Total Purchased Options ^
(Cost $4,623) ($ Thousands)		626

PURCHASED SWAPTIONS — 0.3%
Total Purchased Swaptions
(Cost $5,139) ($ Thousands)		2,499

Total Investments in Securities — 75.6%
(Cost $208,203) ($ Thousands)		$601,249

WRITTEN OPTIONS — (0.1)%
Total Written Options ^
(Premiums Received $1,429) ($ Thousands)		$(728)

WRITTEN SWAPTIONS — (0.1)%
Total Written Swaptions
(Premiums Received $3,333) ($ Thousands)		$(487)

A list of open exchange traded options contracts for the Fund at June 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT / JPY CALL	50,801,953	$7,721,897	$152.00	8/16/2025	$7

Call Options
USD CALL / CNH PUT	160,000,000	1,160,000	7.25	8/16/2025	113
XAU PUT / USD CALL^	10,800	43,794	4,055.00	4/18/2026	506

		1,203,794			619

Total Purchased Options		$8,925,691			$626
WRITTEN OPTIONS — (0.1)%
Put Options
EUR PUT / JPY CALL	(50,801,953)	$(7,112,273)	140.00	08/16/2025	$(1)

Call Options
XAU PUT / USD CALL^	(10,800)	(33,588)	3,110.00	04/18/2026	(727)

Total Written Options		$(7,145,861)			$(728)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at June 30, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.3%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$760,000,000	$0.75	05/22/2027	$1,409

Put Swaptions
Swaption Payer	Bank of America Merrill Lynch	$56,160,000	3.04	03/22/2036	$620
Swaption Payer	Bank of America Merrill Lynch	750,000,000	3.86	07/18/2026	334
Swaption Payer	Bank of America Merrill Lynch	315,000,000	3.86	07/18/2026	136
		1,121,160,000			1,090
Total Purchased Swaptions		$1,881,160,000			$2,499
WRITTEN SWAPTIONS — (0.1)%
Put Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(497,760,000)	2.43	03/20/2027	$(203)
Swaption Payer	Bank of America Merrill Lynch	(1,500,000,000)	4.36	07/18/2026	–
Swaption Payer	Bank of America Merrill Lynch	(630,000,000)	4.36	07/18/2026	–
		(2,627,760,000)			(203)
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(760,000,000)	1.50	05/22/2027	$(284)
Total Written Swaptions		$(3,387,760,000)			$(487)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	644	Sep-2025	$196,070	$201,370	$5,300
			$196,070	$201,370	$5,300

A list of open centrally cleared swap agreements held by the Fund at June 30, 2025 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.35%	SOFR	Annually	11/02/2031	USD	330,000	$13,189	$–	$13,189
2.477%^	CPI	Annually	06/06/2030	USD	526,258	1,329	–	1,329
CPI^	2.506%	Annually	06/06/2030	USD	526,258	(468)	–	(468)
0.28096%	FLOATING (MUTKCALM INDEX)	Annually	05/15/2026	JPY	102,200,000	1,911	–	1,911
0.29283%	TONAR	Annually	05/15/2026	JPY	81,000,000	1,456	–	1,456
SOFR	3.41%	Annually	12/11/2028	USD	399,757	1,536	–	1,536
3.432%	SOFR	Annually	12/11/2056	USD	42,027	3,370	–	3,370
4.161%	SOFR	Annually	11/02/2056	USD	84,588	(3,567)	–	(3,567)
4.2725%	SOFR	Annually	07/22/2025	USD	461,000	65	–	65
4.36%	SOFR	Annually	07/26/2025	USD	207,450	22	–	22
						$18,843	$–	$18,843

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Dynamic Asset Allocation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at June 30, 2025 is as follows:

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	SOFR	EUROSTR -4 BPS	Quarterly	12/17/2025	USD	1,484,637	$(61)	$–	$(61)
							$(61)	$–	$(61)

Percentages are based on Net Assets of $795,749 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of June 30, 2025.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,882	$96,576	$(91,039)	$—	$—	$9,419	$231	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 26.2%

Communication Services — 0.4%
Audacy *(A)	833	$10
AVAYA *(A)(B)	14,995	109
Beasley Broadcast Group *(A)	631	2
Cable One Inc	1,625	221
Pinterest Inc, Cl A *	15,529	557

		899
Consumer Discretionary — 4.6%
Abercrombie & Fitch Co, Cl A *	25,484	2,111
Aquity Holdings *(A)	3,945	1
Bloomin' Brands Inc	7,788	67
CarMax Inc *	7,752	521
Guitar Center *(A)(B)	2,167	196
Monitronics International *(A)	443	4
Penn Entertainment Inc *	118,761	2,122
Petco Health & Wellness Co Inc, Cl A *	21,525	61
PulteGroup Inc	5,156	544
Qurate Retail *	1,254	4
Signet Jewelers Ltd	13,852	1,102
Toll Brothers Inc	4,791	547
Williams-Sonoma Inc	10,137	1,656
Wynn Resorts Ltd	23,166	2,170

		11,106
Consumer Staples — 0.1%
Energizer Holdings Inc	9,343	188
Herbalife Ltd *	12,300	106
Rite Aid *(A)(B)	381	—

		294
Energy — 0.8%
Atlas Energy Solutions Inc, Cl A	37,174	497
International Seaways Inc	11,147	407
Nabors Industries Ltd	797	22
San Juan Basin Royalty Trust *	168,427	1,007

		1,933
Financials — 3.1%
Evercore Inc, Cl A	5,904	1,594
Fifth Third Bancorp	13,417	552
Franklin Resources Inc	46,681	1,113
Jefferies Financial Group Inc	35,787	1,957
Rocket Cos Inc, Cl A	117,533	1,667
Zions Bancorp NA	10,635	553

		7,436
Health Care — 0.7%
Carestream Health Holdings *(A)	5,876	91
Envision Healthcare *	28,581	454
Lannett *(A)	15,243	33
Matrix Parent Inc.	10,548	106
Teleflex Inc	8,502	1,006
WW International Inc *	2,428	73

		1,763

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 5.1%
ATI Inc *	24,244	$2,093
Builders FirstSource Inc *	28,938	3,377
EVERUS CONSTRUCTION GROUP *	33,230	2,111
GrafTech International Ltd *	34,540	34
Kirby Corp *	14,971	1,698
Southwest Airlines Co, Cl A	27,187	882
Standardaero Inc *	66,684	2,110

		12,305
Information Technology — 2.7%
Entegris Inc	24,740	1,995
Sandvine	16,838	53
Unity Software Inc *	55,525	1,344
Vishay Intertechnology Inc	128,297	2,037
Vishay Precision Group Inc *	7,423	209
Zoom Video Communications Inc, Cl A *	13,600	1,060

		6,698
Materials — 5.7%
Alcoa Corp	69,486	2,050
Arctic Canadian Diamond Company *(A)	228	15
Ardagh Metal Packaging SA	366,810	1,570
Carpenter Technology Corp	7,721	2,134
Century Aluminum Co *	115,047	2,073
Constellium, Cl A *	146,514	1,949
Cornerstone Chemical *(A)	26,482	509
Freeport-McMoRan Inc, Cl B	47,135	2,043
International Flavors & Fragrances Inc	21,734	1,599

		13,942
Real Estate — 1.4%
Healthcare Realty Trust Inc, Cl A ‡	107,668	1,708
Hudson Pacific Properties Inc ‡	76,974	211
Pebblebrook Hotel Trust ‡	85,537	854
SL Green Realty Corp ‡	9,000	557

		3,330
Utilities — 1.6%
Consolidated Edison Inc	12,907	1,295
Duke Energy Corp	10,984	1,296
Exelon Corp	12,267	533
PPL Corp	25,361	859

		3,983
Total Common Stock
(Cost $59,453) ($ Thousands)		63,689
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 23.9%
Communication Services — 1.4%
Altice Financing
5.750%, 08/15/2029 (C)	$115	84
Altice France
5.500%, 10/15/2029 (C)	130	108

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (C)	$622	$109
CCO Holdings
4.500%, 08/15/2030 (C)	160	152
4.250%, 02/01/2031 (C)	125	117
Charter Communications Operating
6.550%, 06/01/2034	120	128
DISH DBS
7.750%, 07/01/2026 (D)	35	31
5.750%, 12/01/2028 (C)	165	143
5.250%, 12/01/2026 (C)	65	59
5.125%, 06/01/2029	20	13
Gray Media
10.500%, 07/15/2029 (C)	145	156
5.375%, 11/15/2031 (C)	145	109
4.750%, 10/15/2030 (C)	295	222
Level 3 Financing
4.500%, 04/01/2030 (C)	150	136
3.875%, 10/15/2030 (C)	25	22
3.750%, 07/15/2029 (C)	125	105
3.625%, 01/15/2029	5	4
Lumen Technologies
7.650%, 03/15/2042	205	172
7.600%, 09/15/2039	65	55
4.125%, 04/15/2029 (C)	43	42
4.125%, 04/15/2030 (C)	119	116
McGraw-Hill Education
5.750%, 08/01/2028 (C)	40	40
Sirius XM Radio
3.875%, 09/01/2031 (C)	220	196
Spanish Broadcasting System
9.750%, 03/01/2026 (C)	575	379
Urban One
7.375%, 02/01/2028 (C)	650	364
Vmed O2 UK Financing I
4.250%, 01/31/2031 (C)	170	156
Zayo Group Holdings
6.125%, 03/01/2028 (C)	280	242

		3,460

Consumer Discretionary — 5.7%
Bath & Body Works
6.750%, 07/01/2036	155	158
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (C)	348	356
Beach Acquisition Bidco
10.000%, 07/15/2033 (C)	993	1,029
Caesars Entertainment
8.125%, 07/01/2027 (C)	1,044	1,044
7.000%, 02/15/2030 (C)	130	135
Carnival
6.000%, 05/01/2029 (C)	165	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CEC Entertainment
6.750%, 05/01/2026 (C)	$575	$571
CMG Media Corp
8.875%, 06/18/2029 (C)	305	288
CSC Holdings
7.500%, 04/01/2028 (C)	55	41
6.500%, 02/01/2029 (C)	110	89
5.500%, 04/15/2027 (C)	65	62
Empire Resorts
7.750%, 11/01/2026 (C)	165	162
Genting New York
7.250%, 10/01/2029 (C)	125	130
GrubHub Holdings
5.500%, 07/01/2027 (C)	445	432
Hilton Domestic Operating
4.000%, 05/01/2031 (C)	170	160
Jacobs Entertainment
6.750%, 02/15/2029 (C)	270	259
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (C)	125	84
Liberty Interactive
8.250%, 02/01/2030	430	48
MajorDrive Holdings IV
6.375%, 06/01/2029 (C)	679	533
McGraw-Hill Education
7.375%, 09/01/2031 (C)	160	167
Michaels
7.875%, 05/01/2029 (C)	200	131
5.250%, 05/01/2028 (C)	638	510
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(D)	495	–
Rivers Enterprise Borrower
6.625%, 02/01/2033 (C)	150	150
StoneMor
8.500%, 05/15/2029 (C)	320	293
Studio City Finance
5.000%, 01/15/2029 (C)	215	197
SWF Holdings I
6.500%, 10/01/2029 (B)(C)	80	31
Under Armour
3.250%, 06/15/2026	3,891	3,838
Victoria's Secret
4.625%, 07/15/2029 (C)	175	163
Voyager Parent
9.250%, 07/01/2032 (C)	1,451	1,510
Wayfair
7.750%, 09/15/2030 (C)	283	285
7.250%, 10/31/2029 (C)	283	283
Wynn Macau
5.625%, 08/26/2028 (C)	10	10
5.125%, 12/15/2029 (C)	165	158
Wynn Resorts Finance
7.125%, 02/15/2031 (C)	150	160

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 03/15/2033 (C)	$15	$15
Yum! Brands
5.375%, 04/01/2032	160	160

		13,809

Consumer Staples — 0.3%
HLF Financing Sarl
4.875%, 06/01/2029 (C)	477	401
New Albertsons
8.700%, 05/01/2030	200	221
8.000%, 05/01/2031	40	43
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(C)(D)	108	–
8.000%, 11/15/2026 (A)(B)(C)(D)	312	–
7.500%, 07/01/2025 (A)(B)(C)(D)	75	–
Rite Aid
15.000%, 08/30/2031 (A)(B)(D)	171	5
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(D)(E)	40	18

		688

Energy — 3.7%
Aethon United BR
7.500%, 10/01/2029 (C)	1,831	1,921
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (C)	632	773
6.625%, 07/15/2033 (C)	486	493
Baytex Energy
7.375%, 03/15/2032 (C)	140	134
Blue Racer Midstream
7.250%, 07/15/2032 (C)	85	90
7.000%, 07/15/2029 (C)	85	89
Civitas Resources
8.625%, 11/01/2030 (C)	135	137
Crescent Energy Finance
9.250%, 02/15/2028 (C)	436	455
Expand Energy
7.500%, 10/01/2026 (A)(D)	170	–
7.000%, 12/31/2049 (A)(D)	55	–
Genesis Energy
8.000%, 05/15/2033	120	126
7.875%, 05/15/2032	110	114
Gulfport Energy Operating
6.750%, 09/01/2029 (C)	1,746	1,789
Hilcorp Energy I
7.250%, 02/15/2035 (C)	145	142
Howard Midstream Energy Partners
7.375%, 07/15/2032 (C)	125	131
Long Ridge Energy
8.750%, 02/15/2032 (C)	662	688
New Fortress Energy
8.750%, 03/15/2029 (C)	275	95
6.500%, 09/30/2026 (C)	185	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NFE Financing
12.000%, 11/15/2029 (C)	$225	$102
Shelf Drilling Holdings
9.625%, 04/15/2029 (C)	120	96
Transocean
8.500%, 05/15/2031 (C)	120	107
8.250%, 05/15/2029 (C)	60	55
8.000%, 02/01/2027 (C)	1,092	1,076
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (C)	170	157
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (C)	72	72
6.500%, 01/15/2034 (C)	145	145

		9,090

Financials — 1.0%
CPI CG
10.000%, 07/15/2029 (C)	155	163
Finance of America Funding
7.875%, 11/30/2026 (C)	389	350
Freedom Mortgage
12.000%, 10/01/2028 (C)	90	97
6.625%, 01/15/2027 (C)	160	160
Freedom Mortgage Holdings
9.250%, 02/01/2029 (C)	55	57
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (C)	85	83
4.250%, 02/01/2027 (C)	85	84
LD Holdings Group
6.125%, 04/01/2028 (C)	325	266
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (C)	40	40
5.625%, 01/15/2030 (C)	155	143
Navient
5.500%, 03/15/2029	60	59
Navient MTN
5.625%, 08/01/2033	130	120
OneMain Finance
7.500%, 05/15/2031	65	68
7.125%, 11/15/2031	100	104
3.875%, 09/15/2028	80	77
PennyMac Financial Services
5.750%, 09/15/2031 (C)	235	230
Starwood Property Trust
3.625%, 07/15/2026 (C)	220	216

		2,317

Health Care — 2.9%
Akumin
9.000%cash/0% PIK, 08/01/2027 (C)	530	499
8.000%, 08/01/2028 (C)	165	148
Bausch Health
5.000%, 01/30/2028 (C)	55	45

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/01/2028 (C)		$95	$80
CHS
10.875%, 01/15/2032 (C)		486	515
5.625%, 03/15/2027 (C)		1,775	1,749
5.250%, 05/15/2030 (C)		165	146
DaVita
6.875%, 09/01/2032 (C)		35	36
3.750%, 02/15/2031 (C)		150	137
Embecta
6.750%, 02/15/2030 (C)		155	149
5.000%, 02/15/2030 (C)		70	63
Emergent BioSolutions
3.875%, 08/15/2028 (C)		445	356
Endo
6.125%, 12/31/2049 (A)		165	–
5.875%, 12/31/2049 (A)		85	–
0.000%, 04/01/2027 (A)(F)		85	–
Global Medical Response
9.500%, 10/31/2028 (C)		574	574
HAH Group Holding
9.750%, 10/01/2031 (C)		1,110	1,100
LifePoint Health
10.000%, 06/01/2032 (C)		286	295
Medline Borrower
3.875%, 04/01/2029 (C)		130	125
Molina Healthcare
4.375%, 06/15/2028 (C)		175	171
3.875%, 11/15/2030 (C)		60	56
Nidda Healthcare Holding GmbH
5.893%, EUR003M + 3.750%, 10/23/2030 (C)(E)	EUR	100	118
Radiology Partners
9.781%, 02/15/2030 (C)		$405	398
8.500%, 07/15/2032 (C)		185	185
Tenet Healthcare
6.750%, 05/15/2031		15	15
4.375%, 01/15/2030		170	165

			7,125

Industrials — 4.7%
Allied Universal Holdco
4.625%, 06/01/2028 (C)		862	836
Beacon Mobility
7.250%, 08/01/2030 (C)		321	328
Deluxe
8.125%, 09/15/2029 (C)		185	191
Enviri
5.750%, 07/31/2027 (C)		595	587
EquipmentShare.com
9.000%, 05/15/2028 (C)		2,548	2,692
Garda World Security
8.375%, 11/15/2032 (C)		359	369
8.250%, 08/01/2032 (C)		475	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 02/15/2027 (C)	$798	$793
GFL Environmental
6.750%, 01/15/2031 (C)	613	642
3.500%, 09/01/2028 (C)	472	455
GrafTech Finance
4.625%, 12/23/2029 (C)	826	566
Icahn Enterprises
9.000%, 06/15/2030	310	290
New Flyer Holdings
9.250%, 07/01/2030 (C)	993	1,048
Park-Ohio Industries
6.625%, 04/15/2027	486	474
Pitney Bowes
7.250%, 03/15/2029 (C)	185	188
6.875%, 03/15/2027 (C)	661	667
TransDigm
6.000%, 01/15/2033 (C)	486	488
United Rentals North America
4.000%, 07/15/2030	150	143
Veritiv Operating
10.500%, 11/30/2030 (C)	288	312

		11,556

Information Technology — 1.5%
CommScope
7.125%, 07/01/2028 (C)	130	128
CoreWeave
9.250%, 06/01/2030 (C)	781	798
Rocket Software
9.000%, 11/28/2028 (C)	2,580	2,660
Sabre GLBL
10.750%, 11/15/2029 (C)	10	10

		3,596

Materials — 2.1%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	150	142
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	460	424
Cleveland-Cliffs
7.000%, 03/15/2032 (C)	160	151
CRNRCH 10
10.250%, 05/07/2029 (D)	695	695
Domtar
6.750%, 10/01/2028 (C)	520	471
First Quantum Minerals
8.625%, 06/01/2031 (C)	150	156
INEOS Finance
7.500%, 04/15/2029 (C)	80	80
Innophos Holdings
11.500%, 06/15/2029 (C)	420	424
Methanex US Operations
6.250%, 03/15/2032 (C)	170	170

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mineral Resources
9.250%, 10/01/2028 (C)	$100	$102
Mineral Resources MTN
8.500%, 05/01/2030 (C)	95	95
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(C)	223	202
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–
Olympus Water US Holding
7.125%, 10/01/2027 (C)	283	288
Rain Carbon
12.250%, 09/01/2029 (C)	400	429
Trivium Packaging Finance BV
12.250%, 01/15/2031 (C)	573	614
Tronox
4.625%, 03/15/2029 (C)	841	726

		5,169

Real Estate — 0.5%
Diversified Healthcare Trust
4.750%, 02/15/2028	45	42
4.375%, 03/01/2031	650	549
Service Properties Trust
5.500%, 12/15/2027	115	114
4.950%, 10/01/2029	80	70
4.375%, 02/15/2030	190	159
3.950%, 01/15/2028	40	37
Uniti Group
10.500%, 02/15/2028 (C)	97	103
6.500%, 02/15/2029 (C)	60	58
6.000%, 01/15/2030 (C)	80	75

		1,207

Utilities — 0.1%
Edison International
5.375%, H15T5Y + 4.698%(E)(G)	165	155

Total Corporate Obligations
(Cost $60,418) ($ Thousands)		58,172

	Shares
REGISTERED INVESTMENT COMPANIES — 20.6%
Merger Fund , Cl I *	2,803,866	49,741
Sprott Physical Uranium Trust *	16,246	304

Total Registered Investment Companies
(Cost $46,762) ($ Thousands)		50,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bills
4.335%, 09/11/2025 (H)	$1,200	$1,190
4.328%, 08/07/2025 (H)	1,100	1,095
4.304%, 08/14/2025 (H)	2,500	2,487
4.289%, 09/04/2025 (H)	4,000	3,969
4.279%, 08/28/2025 (H)	1,500	1,490
4.278%, 08/21/2025 (H)	1,850	1,839
4.251%, 07/31/2025 (H)	1,500	1,495
4.234%, 07/24/2025 (H)	1,000	997

Total U.S. Treasury Obligations
(Cost $14,562) ($ Thousands)		14,562

LOAN PARTICIPATIONS — 5.3%
1261229 B.C. Ltd., Term Loan B, 1st Lien
10.561%, CME Term SOFR + 6.250%, 10/08/2030 (E)(I)	222	213
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.807%, CME Term SOFR + 4.250%, 05/17/2028 (E)	176	132
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 11/06/2030 (E)	189	188
AppLogic Networks OpCo I LLC, Initial Term Loan, 1st Lien
5.262%, CME Term SOFR + 1.000%, 03/01/2030 (E)	225	207
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (A)	170	170
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 09/19/2030 (E)	49	48
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.691%, CME Term SOFR + 3.250%, 07/31/2027 (E)	169	169
Avaya Inc., Initial Term Loan, 1st Lien
11.827%, CME Term SOFR + 7.500%, 08/01/2028 (B)(E)(I)	631	491
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
10.296%, CME Term SOFR + 6.000%, 12/14/2029 (E)	312	250
Carestream Health, Inc., Term Loan, 1st Lien
11.896%, CME Term SOFR + 7.500%, 09/30/2027 (E)	698	295
Castle US Holding Corp, Initial Second Dollar Term B-2 Loan
9.092%, 05/31/2030	165	88

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.842%, CME Term SOFR + 4.250%, 05/31/2030 (E)	$160	$87
Catnat Game, 1st Lien
9.053%, 03/29/2032	165	167
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.896%, CME Term SOFR + 3.500%, 06/18/2029 (E)(I)	261	252
Coopers Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
10.941%, CME Term SOFR + 6.500%, 10/31/2026 (E)	229	227
Cornerstone Chemical, 1st Lien
8.799%, 05/07/2029	532	532
Delivery Hero, LLC, Term Loan B, 1st Lien
9.300%, 12/12/2029	133	134
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.941%, CME Term SOFR + 7.500%, 11/23/2026 (A)(E)	142	141
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.079%, CME Term SOFR + 4.750%, 10/31/2028 (E)(I)	231	231
Harrah's Oklahoma, 1st Lien
13.327%, 10/10/2030 (A)(I)	174	173
Hubbard Radio, Term Loan B-EXT, 1st Lien
8.827%, 09/30/2027	234	132
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (A)(D)(E)	371	—
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (A)	83	83
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.933%, CME Term SOFR + 6.500%, 11/22/2027 (E)	440	424
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (B)(E)(I)	1,125	731
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
13.922%, CME Term SOFR + 9.500%, 03/31/2027 (B)(D)(E)	85	13
Long Ridge Energy, 1st Lien
8.827%, 02/19/2032	160	157
Mad Engine Term Loan, 1st Lien
11.561%, 07/15/2027	190	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.290%, CME Term SOFR + 6.750%, 07/27/2028 (E)(I)	$224	$186
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.540%, CME Term SOFR + 7.000%, 07/27/2028 (E)(I)	440	203
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.040%, CME Term SOFR + 1.500%, 07/27/2028 (E)(I)	3	1
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.310%, CME Term SOFR + 10.000%, 06/30/2025 (A)(E)	21	32
Mavenir Systems, Inc., Amendment No. 2 Term Loan, 1st Lien
14.324%, CME Term SOFR + 10.000%, 05/16/2025 (A)(E)	58	86
Mavenir Systems, Inc., Amendment No. 3 Term Loan, 1st Lien
14.318%, CME Term SOFR + 10.000%, 05/16/2025 (A)(E)(I)	43	64
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.330%, CME Term SOFR + 10.000%, 06/30/2025 (A)(E)	15	22
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.330%, CME Term SOFR + 10.000%, 05/16/2025 (A)(E)	47	69
10.083%, CME Term SOFR + 5.750%, 08/18/2028 (A)(B)(E)	77	29
9.344%, CME Term SOFR + 4.750%, 08/18/2028 (A)(B)(E)	873	324
Max US Bidco Inc., Initial Term Loan, 1st Lien
9.327%, CME Term SOFR + 5.000%, 10/02/2030 (E)	238	235
Mountaineer Merger Corp, 1st Lien
0.000%, 10/26/2028	83	83
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.280%, CME Term SOFR + 7.000%, 10/26/2028 (B)(E)	427	214
Naked Juice LLC, Initial Second Term Loan
7.558%, 01/24/2029	399	317
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.807%, CME Term SOFR + 5.500%, 10/30/2028 (E)	65	35

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Nutrisystem, Term Loan A, 1st Lien
9.441%, CME Term SOFR + 5.000%, 04/19/2030 (E)(I)	$246	$244
Obra TL, 1st Lien
11.681%, 06/21/2029 (A)	324	318
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.733%, CME Term SOFR + 4.250%, 02/01/2029 (E)	239	199
Opal Bidco SAS, Facility B2, 1st Lien
7.435%, CME Term SOFR + 3.250%, 04/28/2032 (E)	240	241
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.807%, CME Term SOFR + 3.250%, 03/03/2028 (E)	161	148
Pixelle Specialty, 1st Lien
10.780%, CME Term SOFR + 6.500%, 05/19/2028 (E)(I)	200	163
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/20/2028 (E)	667	581
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
5.312%, CME Term SOFR + 1.000%, 09/11/2029 (E)	235	215
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
9.280%, CME Term SOFR + 5.000%, 05/30/2027 (E)	–	—
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 12/17/2027 (E)	16	16
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 12/17/2027 (E)	4	4
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.677%, CME Term SOFR + 4.250%, 06/30/2028 (E)	22	21
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
10.427%, CME Term SOFR + 6.000%, 11/15/2029 (E)	145	144
Sizzling Platter Term Loan, 1st Lien
0.000%, 06/25/2032	378	366
Spencer Spirit IH, LLC, Initial Term Loan, 1st Lien
9.060%, 07/15/2031	228	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.296%, CME Term SOFR + 7.000%, 05/13/2027 (E)	$225	$213
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.530%, CME Term SOFR + 5.250%, 03/02/2027 (E)(I)	655	651
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.000%, CME Term SOFR + 5.441%, 09/29/2028 (E)	210	161
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.090%, CME Term SOFR + 2.500%, 05/03/2028 (E)	133	57
Upstream Newco, Inc., August 2021 Incremental Term Loan, 1st Lien
8.791%, CME Term SOFR + 4.250%, 11/20/2026 (E)	–	—
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
13.481%, CME Term SOFR + 9.250%, 06/28/2028 (A)(E)	267	276
Wellful Inc., Tranche B Term Loan, 1st Lien
10.691%, CME Term SOFR + 6.250%, 10/19/2030 (E)(I)	390	323
Xplornet/Xplore, Second Out Take Back, 1st Lien
6.094%, CME Term SOFR + 1.500%, 10/24/2031 (E)	205	152
Xplornet/Xplore, Super Senior First Out, 1st Lien
9.594%, CME Term SOFR + 1.500%, 10/24/2029 (E)	61	58
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.441%, CME Term SOFR + 3.000%, 03/09/2027 (E)	457	434

Total Loan Participations
(Cost $14,617) ($ Thousands)		13,010

	Shares
FOREIGN COMMON STOCK — 2.8%

Canada — 1.3%
Communication Services — 0.1%
Xplore Inc *(A)	11,575	137

Energy — 0.4%
NexGen Energy *	129,471	898

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.8%
Hudbay Minerals Inc	195,852	$2,078

		3,113

China — 0.4%
Information Technology — 0.4%
NXP Semiconductors NV	3,931	859

Germany — 0.1%
Health Care — 0.1%
Eckert & Ziegler	4,585	368

United Kingdom — 1.0%
Industrials — 1.0%
Melrose Industries	267,329	1,944
Rentokil Initial ADR	21,768	522

		2,466

Total Foreign Common Stock
(Cost $5,634) ($ Thousands)		6,806
	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 0.3%
Non-Agency Mortgage-Backed Obligations — 0.3%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
8.649%, TSFR1M + 4.337%, 06/15/2027(C)(E)	$245	248
STWD, Ser 2021-FL2, Cl D
7.229%, TSFR1M + 2.914%, 04/18/2038(C)(E)	100	98
STWD, Ser 2021-FL2, Cl E
7.979%, TSFR1M + 3.664%, 04/18/2038(C)(E)	100	96
TRTX, Ser 2021-FL4, Cl D
8.028%, TSFR1M + 3.714%, 03/15/2038(C)(E)	100	100
TRTX, Ser 2021-FL4, Cl E
8.778%, TSFR1M + 4.464%, 03/15/2038(C)(E)	100	100

Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		642

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.0%
Guitar Center *(A)(B)(F)(G)	39	$4

Information Technology — 0.2%
Syniverse *(A)(F)(G)	632,618	622

Total Preferred Stock
(Cost $628) ($ Thousands)		626
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.2%
Finance of America Funding
10.000%, 11/30/2029(C)	$291	352
Herbalife
4.250%, 06/15/2028	195	177
Liberty Interactive
4.000%, 11/15/2029	54	6
3.750%, 02/15/2030	414	41
North Sea Natural Resources
0.000%, 01/23/2028(A)(F)	94	9
0.000%, 01/23/2028(A)(F)	15	1
0.000%, 01/23/2028(A)(F)	5	1
Rite Aid
0.000%, 12/31/2049(A)(B)(F)	38	–
Silver Airways
16.000%, 12/31/2027(A)(D)	853	–
Tacora Restructure
13.000%, 09/19/2031(A)(B)	12	12

Total Convertible Bonds
(Cost $1,612) ($ Thousands)		599

	Number of Warrants
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(A)	1,177	–
Guitar Center
Strike Price $100.00 *‡‡(A)(B)	574	18
Guitar Center
Strike Price $160.00 *‡‡(A)(B)	574	8
Mavenir
Strike Price $– *‡‡(A)	108,020	–
Silver Airways
Strike Price $– *‡‡(A)	–	–
Tacora Resources
Strike Price $– *‡‡(A)(B)	3,403	3

Total Warrants
(Cost $55) ($ Thousands)		29

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Xplore Inc *‡‡(A)	869	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENTS — 6.2%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
4.090%**	953,717	953
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	14,124,727	14,125

Total Cash Equivalents
(Cost $15,078) ($ Thousands)		15,078

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $16) ($ Thousands)		8

Total Investments in Securities — 91.7%
(Cost $219,479) ($ Thousands)		$223,266

	Shares
COMMON STOCK SOLD SHORT— (7.9)%
Communication Services — (0.4)%
New York Times Co/The, Cl A	(12,414)	(695)
Yelp Inc, Cl A *	(10,731)	(367)

		(1,062)

Consumer Discretionary — (2.8)%
Hilton Grand Vacations Inc *	(10,761)	(447)
Las Vegas Sands Corp	(19,546)	(850)
McDonald's Corp	(6,037)	(1,764)
NVR Inc *	(134)	(990)
Phinia Inc	(20,482)	(911)
Tapestry Inc	(10,835)	(951)
Urban Outfitters Inc *	(11,136)	(808)

		(6,721)

Consumer Staples — (0.2)%
Cal-Maine Foods Inc	(5,598)	(558)

Energy — (0.3)%
Kinder Morgan Inc	(28,169)	(828)

Financials — (0.4)%
Robinhood Markets Inc, Cl A *	(1,544)	(145)
Runway Growth Finance	(48,507)	(520)
TriplePoint Venture Growth BDC	(33,765)	(237)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		$(902)

Health Care — (0.6)%
Moderna Inc *	(15,862)	(438)
ResMed Inc	(4,253)	(1,097)

		(1,535)

Industrials — (1.4)%
Automatic Data Processing Inc	(3,124)	(963)
Expeditors International of Washington Inc	(7,650)	(874)
Miller Industries Inc/TN	(4,017)	(179)
Rollins Inc	(4,706)	(266)
Snap-on Inc	(3,227)	(1,004)

		(3,286)

Information Technology — (1.1)%
Badger Meter Inc	(2,581)	(632)
Cirrus Logic Inc *	(2,587)	(270)
Texas Instruments Inc	(6,554)	(1,361)
Zoom Video Communications Inc, Cl A *	(6,672)	(520)

		(2,783)

Real Estate — (0.7)%
JBG SMITH Properties	(47,036)	(814)
Lamar Advertising Co, Cl A	(7,173)	(870)

		(1,684)

Total Common Stock Sold Short
(Proceeds $18,660) ($ Thousands)		(19,359)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (1.8)%
Communication Services — (0.4)%
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (C)	$(875)	(917)

Consumer Discretionary — (0.3)%
Caesars Entertainment
4.625%, 10/15/2029 (C)	(785)	(749)

Industrials — (0.5)%
Pitney Bowes
7.250%, 03/15/2029 (C)	(102)	(104)
Raven Acquisition Holdings
6.875%, 11/15/2031 (C)	(1,080)	(1,080)
		(1,184)
Materials — (0.5)%
Celanese US Holdings
6.750%, 04/15/2033	(755)	(763)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Toucan FinCo
9.500%, 05/15/2030 (C)	$(430)	$(439)
		(1,202)
Real Estate — (0.1)%
Service Properties Trust
8.375%, 06/15/2029	(365)	(380)

Total Corporate Obligations Sold Short
(Proceeds $4,310) ($ Thousands)		(4,432)

	Shares
FOREIGN COMMON STOCK SOLD SHORT— (1.5)%
Germany — (0.4)%
Health Care — (0.4)%
Demant *	(24,004)	(1,003)

Japan — (0.3)%
Information Technology — (0.3)%
Allegro MicroSystems Inc *	(19,958)	(682)

Sweden — (0.5)%
Consumer Discretionary — (0.5)%
Autoliv Inc	(9,774)	(1,094)

Switzerland — (0.3)%
Consumer Discretionary — (0.3)%
On Holding, Cl A *	(15,377)	(801)

Total Foreign Common Stock Sold Short
(Proceeds $3,144) ($ Thousands)		(3,580)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS SOLD SHORT — (0.4)%
U.S. Treasury Note
4.250%, 05/15/2035	$(447)	(447)
3.875%, 04/30/2030	(447)	(449)
Total U.S. Treasury Obligations Sold Short
(Proceeds $884) ($ Thousands)		(896)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)

Total Investments Sold Short — (11.6)%
(Proceeds $26,998) ($ Thousands)		$(28,267)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $6) ($ Thousands)		$(3)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

A list of open exchange traded options contracts for the Fund at June 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
S&P 500 Index	2	$1,241	$5,850.00	8/16/2025	$7
S&P 500 Index	1	620	5,800.00	7/19/2025	1
		1,861			8
Total Purchased Options		$1,861			$8
WRITTEN OPTIONS — 0.0%
Put Options
S&P 500 Index	(1)	$(620)	5,400.00	07/19/2025	$–
S&P 500 Index	(2)	(1,241)	5,500.00	08/16/2025	(3)
		(1,861)			(3)
Total Written Options		$(1,861)			$(3)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Barclays PLC	07/17/25	EUR	100	USD	114	$(3)
Barclays PLC	09/18/25	CAD	187	USD	137	(1)
						$(4)

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	IBOX.HY	IBOXX USD LIQUID HY INDEX	3.6445%	Annually	09/20/2025	USD	500	$(14)	$1	$(15)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2025, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.HY.44	5.00%	Quarterly	06/20/2030	$147	$(11)	$(9)	$(2)
CDX.HY.44	5.00%	Quarterly	06/20/2030	149	(11)	(8)	(3)
CDX.HY.44	5.00%	Quarterly	06/20/2030	227	(17)	(12)	(5)
CDX.HY.44	5.00%	Quarterly	06/20/2030	102	(8)	(6)	(2)
CDX.HY.44	5.00%	Quarterly	06/20/2030	147	(11)	(9)	(2)
CDX.HY.44	5.00%	Quarterly	06/20/2030	700	(52)	(38)	(14)
CDX.HY.44	5.00%	Quarterly	06/20/2030	900	(67)	(44)	(23)
CDX.HY.44	5.00%	Quarterly	06/20/2030	369	(28)	(14)	(14)
CDX.HY.44	5.00%	Quarterly	06/20/2030	1,130	(84)	(64)	(20)
CDX.HY.44	5.00%	Quarterly	06/20/2030	338	(26)	(16)	(10)
CDX.IG.44	1.00%	Quarterly	06/20/2030	780	(17)	(15)	(2)
CDX.IG.44	1.00%	Quarterly	06/20/2030	1,464	(33)	(24)	(9)
CDX.IG.44	1.00%	Quarterly	06/20/2030	1,830	(40)	(29)	(11)
CDX.IG.44	1.00%	Quarterly	06/20/2030	1,287	(28)	(25)	(3)
CDX.IG.44	1.00%	Quarterly	06/20/2030	1,830	(40)	(29)	(11)
CDX.IG.44	1.00%	Quarterly	06/20/2030	1,490	(33)	(30)	(3)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Continued)

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.IG.44	1.00%	Quarterly	06/20/2030	$1,082	$(24)	$(21)	$(3)
CDX.IG.44	1.00%	Quarterly	06/20/2030	7,177	(159)	(133)	(26)
					$(689)	$(526)	$(163)

Percentages are based on Net Assets of $243,411 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2025 was $2,408 ($ Thousands) and represented 1.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $47,425 ($ Thousands), representing 19.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	No interest rate available.
(G)	Perpetual security with no stated maturity date.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,100	$289,549	$(295,524)	$—	$—	$14,125	$663	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Strategy Alternative Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Mountain Province Diamonds	$223	12/14/2022	$219	$202
Northwest Acquisitions ULC	460	10/1/2019	419	–
RAD (Escrow Security)	495	9/4/2024	–	–
Rite Aid	211	9/4/2024	139	23
SWF Holdings I	80	5/28/2024	82	31
Common Stock
AVAYA	14,995	5/1/2023	224	109
Guitar Center	2,167	1/8/2021	275	196
Rite Aid	381	9/4/2024	–	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	631	5/1/2023	589	491
LifeScan Global Corporation, Initial Term Loan, 1st Lien	1,125	6/19/2018	1,019	731
LifeScan Global Corporation, Initial Term Loan, 2nd Lien	85	9/1/2021	82	13
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	77	7/8/2022	74	29
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	873	8/13/2021	779	324
Mountaineer Merger Corp., Initial Term Loan, 1st Lien	427	10/22/2021	368	214
Preferred Stock
Guitar Center	39	1/8/2021	4	4
Convertible Bond
Rite Aid	38	9/4/2024	23	–
Tacora Restructure	12	9/19/2024	12	12
Warrants
Guitar Center	1,148	1/8/2021	52	26
Tacora Resources	3,403	9/19/2024	3	3
			$4,363	$2,408

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Liquid Alternative Fund

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	489	Dec-2026	$118,272	$118,546	$274
AUD Currency	146	Sep-2025	9,535	9,621	86
Euro FX	245	Sep-2025	35,614	36,248	634
MSCI EAFE Index	108	Sep-2025	14,317	14,481	164
MSCI Emerging Markets	194	Sep-2025	11,729	11,965	236
NASDAQ 100 Index E-MINI	20	Sep-2025	8,875	9,157	282
Russell 2000 Index E-MINI	18	Sep-2025	1,959	1,972	13
S&P 500 Index E-MINI	20	Sep-2025	6,084	6,254	170
S&P Mid Cap 400 Index E-MINI	7	Sep-2025	2,166	2,187	21
U.S. 10-Year Treasury Note	238	Sep-2025	26,346	26,686	340
			234,897	237,117	2,220
Short Contracts
CAD Currency	(39)	Sep-2025	$(2,869)	$(2,873)	$(4)
Japanese Yen	(79)	Sep-2025	(6,834)	(6,907)	(73)
U.S. Dollar Index	(9)	Sep-2025	(887)	(868)	19
U.S. Long Treasury Bond	(303)	Sep-2025	(34,057)	(34,987)	(930)
			(44,647)	(45,635)	(988)
			$190,250	$191,482	$1,232

Percentages are based on Net Assets of $188,088 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 66.5%
U.S. Treasury Bills
4.276%, 08/14/2025 ^(A)	$5,206	$5,179
4.270%, 08/28/2025 ^(A)	3,658	3,632
4.244%, 08/07/2025 ^(A)	21,544	21,450
4.240%, 12/18/2025 ^(A)	1,185	1,162
4.239%, 12/04/2025 (A)	30,000	29,466
4.239%, 12/11/2025 ^(A)	551	541
4.223%, 07/03/2025 ^(A)	32,223	32,215
4.201%, 07/01/2025 ^(A)	90,000	90,000
4.192%, 11/13/2025 ^(A)	573	564
4.171%, 09/25/2025 ^(A)	1,778	1,760
4.156%, 10/02/2025 ^(A)	13,952	13,800
4.145%, 07/17/2025 ^(A)	70,000	69,871
4.145%, 10/16/2025 ^(A)	5,751	5,679
4.139%, 07/10/2025 ^(A)	90,000	89,906
4.134%, 10/23/2025 (A)	20,000	19,735
4.083%, 10/09/2025 ^(A)	4,427	4,375
0.000%, 01/02/2026 ^(B)	36,730	35,963
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,556	2,791
3.625%, 04/15/2028	2,208	2,347
3.375%, 04/15/2032	895	996
2.500%, 01/15/2029	1,998	2,078
2.375%, 01/15/2027	2,300	2,339
2.375%, 10/15/2028	16,583	17,201
2.125%, 04/15/2029	17,214	17,677
2.125%, 01/15/2035	14,874	15,117
1.875%, 07/15/2034	20,689	20,705
1.750%, 01/15/2028	2,156	2,183
1.750%, 01/15/2034	19,872	19,698
1.625%, 10/15/2027	5,906	5,980
1.625%, 10/15/2029	17,803	18,021
1.625%, 04/15/2030	9,865	9,936
1.375%, 07/15/2033	18,611	18,073
1.250%, 04/15/2028	5,826	5,815
1.125%, 01/15/2033	19,720	18,843
0.875%, 01/15/2029	4,064	4,001
0.750%, 07/15/2028	4,611	4,555
0.625%, 07/15/2032	19,847	18,512
0.500%, 01/15/2028	5,340	5,241
0.375%, 01/15/2027	4,705	4,641
0.375%, 07/15/2027	5,225	5,154
0.250%, 07/15/2029	4,861	4,668
0.125%, 07/15/2026	5,094	5,050
0.125%, 10/15/2026	5,755	5,689
0.125%, 04/15/2027	5,888	5,764
0.125%, 01/15/2030	5,438	5,131
0.125%, 07/15/2030	18,714	17,579
0.125%, 01/15/2031	18,771	17,391
0.125%, 07/15/2031	19,646	18,078
0.125%, 01/15/2032	21,075	19,100

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note
4.150%, 10/30/2025 ^		$21,083	$20,787

Total U.S. Treasury Obligations
(Cost $762,668) ($ Thousands)			766,439

SOVEREIGN DEBT — 6.7%

French Republic Government Bond OAT
0.600%, 07/25/2034(C)	EUR	3,550	3,949
0.100%, 03/01/2029(C)		10,792	12,378
0.100%, 07/25/2031(C)		5,738	6,429
0.100%, 03/01/2032(C)		4,033	4,432
0.100%, 03/01/2036(C)		5,629	5,739
0.100%, 07/25/2036(C)		6,794	6,947
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	6,854	9,492
1.125%, 09/22/2035		1,338	1,772
0.750%, 11/22/2033		4,862	6,400
0.750%, 03/22/2034		6,235	8,135
0.125%, 08/10/2031		3,973	5,209
0.125%, 11/22/2036		5,414	6,311

Total Sovereign Debt
(Cost $72,647) ($ Thousands)			77,193

		Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡		422	–
Total Rights
(Cost $—) ($ Thousands)			–

		Number of Warrants
WARRANT — 0.0%
Constellation Software Inc.‡‡(D)		100	–

Total Warrant
(Cost $—) ($ Thousands)			–

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.0%

United Kingdom — 0.0%
Health Care — 0.0%
NMC Health PLC	12,179	$—

Total Foreign Common Stock
(Cost $323) ($ Thousands)		—
Total Investments in Securities — 73.2%
(Cost $835,638) ($ Thousands)		$843,632

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Aluminum^	4	Oct-2025	$254	$258	$4
Australian 10-Year Bond	509	Sep-2025	37,738	38,233	297
Australian 3-Year Bond	176	Sep-2025	12,326	12,426	41
Brent Crude^	24	Jul-2025	1,744	1,602	(142)
Brent Crude^	156	Aug-2025	11,130	10,274	(856)
Canadian 10-Year Bond	770	Sep-2025	67,920	68,845	366
Coffee C^	36	Sep-2025	5,041	4,051	(990)
Corn^	134	Sep-2025	2,876	2,742	(134)
Cotton No. 2^	17	Dec-2025	578	579	1
DAX Index	4	Sep-2025	2,794	2,822	22
Euro STOXX 50	274	Sep-2025	16,754	17,134	75
Euro-Bobl	1,075	Sep-2025	144,649	148,499	(598)
Euro-BTP	151	Sep-2025	20,699	21,447	63
Euro-Bund 10-Year Bond	882	Sep-2025	131,576	134,748	(818)
Euro-Buxl	154	Sep-2025	21,179	21,465	(351)
Euro-OAT	195	Sep-2025	27,625	28,347	(189)
Euro-Schatz	74	Sep-2025	9,069	9,316	(10)
Feeder Cattle^	1	Aug-2025	149	155	6
Feeder Cattle^	5	Sep-2025	766	777	11
FTSE 100 Index	72	Sep-2025	8,609	8,672	(64)
FTSE MIB Index	8	Sep-2025	1,816	1,871	19
FTSE Taiwan Index	17	Jul-2025	1,237	1,240	3
FTSE/JSE Top 40 Index	38	Sep-2025	1,882	1,919	20
Gasoline^	37	Aug-2025	3,217	3,173	(44)
Gold^	59	Aug-2025	19,698	19,516	(182)
Hang Seng Index	7	Jul-2025	1,080	1,073	(7)
IBEX	40	Jul-2025	6,374	6,536	38
IFSC Nifty50 Index	195	Jul-2025	9,851	9,984	133
Japanese 10-Year Bond	34	Sep-2025	32,594	32,723	69
KC HRW Wheat^	28	Sep-2025	763	738	(25)
Lean Hogs^	31	Aug-2025	1,366	1,333	(33)
Lean Hogs^	8	Oct-2025	296	295	(1)
Live Cattle^	47	Aug-2025	3,947	4,021	74
LME Copper^	52	Sep-2025	11,707	12,847	1,140
LME Lead^	17	Sep-2025	847	870	23
LME Nickel^	17	Sep-2025	1,538	1,550	12
LME Primary Aluminum^	71	Sep-2025	4,422	4,615	193
LME Zinc^	25	Sep-2025	1,637	1,720	83
Long Gilt 10-Year Bond	696	Sep-2025	86,069	88,730	1,462
Low Sulphur Gasoil^	12	Aug-2025	835	793	(42)
Low Sulphur Gasoil^	57	Sep-2025	3,951	3,722	(229)
MSCI EAFE Index	442	Sep-2025	58,087	59,266	1,179
MSCI Emerging Markets	194	Sep-2025	11,656	11,965	309
Natural Gas^	10	Jul-2025	375	346	(29)
Natural Gas^	31	Aug-2025	1,115	1,082	(33)
NY Harbor ULSD^	33	Aug-2025	3,209	3,121	(88)
NYMEX Cocoa^	7	Sep-2025	647	630	(17)
OMX Stockholm 30	71	Jul-2025	1,844	1,857	19
Russell 2000 Index E-MINI	199	Sep-2025	21,245	21,808	563
S&P 500 Index E-MINI	930	Sep-2025	282,270	290,800	8,530
S&P Mid Cap 400 Index E-MINI	35	Sep-2025	10,663	10,939	276
S&P TSX 60 Index	35	Sep-2025	8,156	8,209	84
Silver^	28	Sep-2025	5,134	5,065	(69)
Soybean^	65	Nov-2025	3,380	3,338	(42)
Soybean Meal^	88	Dec-2025	2,665	2,545	(120)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Soybean Oil^	88	Dec-2025	$2,539	$2,785	$246
Sugar No. 11^	214	Sep-2025	4,061	3,883	(178)
TOPIX Index	23	Sep-2025	4,417	4,547	115
U.S. 2-Year Treasury Note	95	Sep-2025	19,695	19,762	67
U.S. 5-Year Treasury Note	2,166	Sep-2025	233,690	236,094	2,404
U.S. 10-Year Treasury Note	1,865	Sep-2025	205,719	209,113	3,394
U.S. Long Treasury Bond	572	Sep-2025	64,201	66,048	1,847
U.S. Ultra Long Treasury Bond	129	Sep-2025	14,821	15,367	546
Wheat^	57	Sep-2025	1,577	1,534	(43)
WTI Crude Oil^	134	Aug-2025	8,570	8,556	(14)
WTI Crude Oil^	76	Jul-2025	5,072	4,949	(123)
			1,693,411	1,725,270	18,263
Short Contracts
CAC40 10 Euro Index	(41)	Jul-2025	$(3,613)	$(3,691)	$(7)
FTSE KLCI	(7)	Jul-2025	(126)	(128)	(1)
Gasoline^	(39)	Jul-2025	(3,465)	(3,394)	71
MSCI Singapore Index	(23)	Jul-2025	(730)	(742)	(9)
NY Harbor ULSD^	(19)	Jul-2025	(1,921)	(1,816)	105
NYMEX Cocoa^	(4)	Sep-2025	(349)	(325)	27
Platinum^	(4)	Apr-2026	(78)	(83)	(4)
S&P TSX 60 Index	(8)	Sep-2025	(1,863)	(1,875)	(24)
SET 50	(14)	Sep-2025	(61)	(60)	1
SPI 200 Index	(21)	Sep-2025	(2,920)	(2,937)	(1)
			(15,126)	(15,051)	158
			$1,678,285	$1,710,219	$18,421

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/17/25	USD	52	TWD	1,529	$1
Citigroup	09/17/25	USD	18	TWD	500	—
Citigroup	09/17/25	USD	88	PHP	5,000	—
Citigroup	09/17/25	USD	90	PHP	5,000	(1)
Citigroup	09/17/25	USD	183	IDR	3,000,000	1
Citigroup	09/17/25	USD	246	ILS	868	11
Citigroup	09/17/25	USD	247	EUR	210	1
Citigroup	09/17/25	USD	318	CZK	6,899	11
Citigroup	09/17/25	ILS	488	USD	143	(2)
Citigroup	09/17/25	USD	493	COP	2,062,083	7
Citigroup	09/17/25	USD	525	THB	17,000	1
Citigroup	09/17/25	USD	16	THB	500	—
Citigroup	09/17/25	USD	1,452	CLP	1,363,804	10
Citigroup	09/17/25	USD	98	CLP	91,307	—
Citigroup	09/17/25	SGD	2,124	USD	1,660	(18)
Citigroup	09/17/25	USD	2,960	PLN	11,067	98
Citigroup	09/17/25	USD	3,152	HUF	1,125,496	141
Citigroup	09/17/25	USD	15	HUF	5,000	—
Citigroup	09/17/25	PLN	3,669	USD	978	(36)
Citigroup	09/17/25	PHP	5,000	USD	88	(1)
Citigroup	09/17/25	USD	5,457	KRW	7,428,881	63
Citigroup	09/17/25	TWD	6,500	USD	225	(3)
Citigroup	09/17/25	USD	7,423	ZAR	134,004	76
Citigroup	09/17/25	USD	112	ZAR	2,000	—

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/17/25	CNH	8,118	USD	1,138	$(3)
Citigroup	09/17/25	USD	9,289	CNH	66,259	23
Citigroup	09/17/25	USD	9,715	BRL	56,351	406
Citigroup	09/17/25	USD	9,975	MXN	194,703	246
Citigroup	09/17/25	CZK	10,500	USD	481	(19)
Citigroup	09/17/25	USD	7,367	INR	635,693	17
Citigroup	09/17/25	USD	3,848	INR	330,598	(7)
Citigroup	09/17/25	GBP	11,907	USD	16,110	(212)
Citigroup	09/17/25	THB	1,000	USD	31	—
Citigroup	09/17/25	THB	18,500	USD	570	(2)
Citigroup	09/17/25	HUF	25,000	USD	71	(2)
Citigroup	09/17/25	EUR	40,643	USD	46,594	(1,362)
Citigroup	09/17/25	MXN	1,000	USD	53	—
Citigroup	09/17/25	MXN	41,875	USD	2,164	(34)
Citigroup	09/17/25	INR	115,000	USD	1,324	(12)
Citigroup	09/17/25	CLP	995	USD	1	—
Citigroup	09/17/25	CLP	150,995	USD	161	(1)
Citigroup	09/17/25	IDR	500,000	USD	30	—
Citigroup	09/17/25	KRW	1,142,381	USD	839	(9)
Goldman Sachs	07/14/25	USD	4,000	ZAR	70,977	(10)
Goldman Sachs	07/14/25	USD	12,000	HUF	4,215,476	373
Goldman Sachs	07/14/25	USD	12,000	COP	50,692,520	388
Goldman Sachs	07/14/25	USD	12,000	IDR	195,282,728	27
Goldman Sachs	07/14/25	USD	12,000	INR	1,027,989	(21)
Goldman Sachs	07/14/25	USD	12,000	MXN	229,396	124
Goldman Sachs	07/14/25	USD	12,000	PHP	670,778	(98)
Goldman Sachs	07/14/25	USD	12,000	PLN	44,778	388
Goldman Sachs	07/14/25	USD	12,000	BRL	67,201	269
Goldman Sachs	07/14/25	SGD	15,414	USD	12,000	(118)
Goldman Sachs	07/14/25	CAD	16,387	USD	12,000	(20)
Goldman Sachs	07/14/25	AUD	18,383	USD	12,000	(49)
Goldman Sachs	07/14/25	NZD	19,828	USD	12,000	(40)
Goldman Sachs	07/14/25	NOK	40,331	USD	4,000	14
Goldman Sachs	07/14/25	ILS	41,851	USD	12,000	(431)
Goldman Sachs	07/14/25	CNH	86,061	USD	12,000	(29)
Goldman Sachs	07/14/25	SEK	114,822	USD	12,000	(62)
Goldman Sachs	07/14/25	TWD	357,270	USD	12,000	(298)
JPMorgan Chase Bank	09/17/25	USD	52	TWD	1,529	1
JPMorgan Chase Bank	09/17/25	USD	18	TWD	500	—
JPMorgan Chase Bank	09/17/25	USD	88	PHP	5,000	—
JPMorgan Chase Bank	09/17/25	USD	90	PHP	5,000	(1)
JPMorgan Chase Bank	09/17/25	USD	183	IDR	3,000,000	1
JPMorgan Chase Bank	09/17/25	USD	246	ILS	868	12
JPMorgan Chase Bank	09/17/25	USD	247	EUR	211	1
JPMorgan Chase Bank	09/17/25	USD	318	CZK	6,899	11
JPMorgan Chase Bank	09/17/25	ILS	488	USD	143	(2)
JPMorgan Chase Bank	09/17/25	USD	493	COP	2,062,083	7
JPMorgan Chase Bank	09/17/25	USD	525	THB	17,000	1
JPMorgan Chase Bank	09/17/25	USD	16	THB	500	—
JPMorgan Chase Bank	09/17/25	USD	1,452	CLP	1,363,804	10

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/17/25	USD	98	CLP	91,307	$—
JPMorgan Chase Bank	09/17/25	SGD	2,124	USD	1,660	(18)
JPMorgan Chase Bank	09/17/25	USD	2,960	PLN	11,067	98
JPMorgan Chase Bank	09/17/25	USD	3,152	HUF	1,125,496	141
JPMorgan Chase Bank	09/17/25	USD	15	HUF	5,000	—
JPMorgan Chase Bank	09/17/25	PLN	3,668	USD	978	(36)
JPMorgan Chase Bank	09/17/25	PHP	5,000	USD	88	(1)
JPMorgan Chase Bank	09/17/25	USD	5,456	KRW	7,428,881	63
JPMorgan Chase Bank	09/17/25	TWD	6,500	USD	225	(3)
JPMorgan Chase Bank	09/17/25	USD	7,423	ZAR	134,004	76
JPMorgan Chase Bank	09/17/25	USD	112	ZAR	2,000	—
JPMorgan Chase Bank	09/17/25	CNH	8,118	USD	1,138	(3)
JPMorgan Chase Bank	09/17/25	USD	9,289	CNH	66,259	23
JPMorgan Chase Bank	09/17/25	USD	9,715	BRL	56,351	406
JPMorgan Chase Bank	09/17/25	USD	9,975	MXN	194,703	246
JPMorgan Chase Bank	09/17/25	CZK	10,500	USD	481	(19)
JPMorgan Chase Bank	09/17/25	USD	7,367	INR	635,693	17
JPMorgan Chase Bank	09/17/25	USD	3,848	INR	330,598	(7)
JPMorgan Chase Bank	09/17/25	GBP	11,907	USD	16,110	(212)
JPMorgan Chase Bank	09/17/25	THB	1,000	USD	31	—
JPMorgan Chase Bank	09/17/25	THB	18,500	USD	570	(2)
JPMorgan Chase Bank	09/17/25	HUF	25,000	USD	71	(2)
JPMorgan Chase Bank	09/17/25	EUR	40,643	USD	46,595	(1,362)
JPMorgan Chase Bank	09/17/25	MXN	1,000	USD	53	—
JPMorgan Chase Bank	09/17/25	MXN	41,875	USD	2,164	(34)
JPMorgan Chase Bank	09/17/25	INR	115,000	USD	1,324	(12)
JPMorgan Chase Bank	09/17/25	CLP	995	USD	1	—
JPMorgan Chase Bank	09/17/25	CLP	150,995	USD	161	(1)
JPMorgan Chase Bank	09/17/25	IDR	500,000	USD	30	—
JPMorgan Chase Bank	09/17/25	KRW	1,142,381	USD	839	(9)
						$(814)

A list of open OTC swap agreements held by the Fund at June 30, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	TAIEX FUTURES SWAP JUL25	Negative Price Return	Positive Price Return	At Maturity	07/19/2025	TWD	$8,391	$8,642	$–	$251
JPMorgan Chase	AEX INDEX FUT JUL25	Negative Price Return	Positive Price Return	At Maturity	07/21/2025	EUR	1,077	1,073	–	(3)
JPMorgan Chase	HSHARES IDX FUT JUL25	Negative Price Return	Positive Price Return	At Maturity	07/30/2025	HKD	17,670	17,559	–	(111)
Goldman Sachs	Bloomberg Commodity Index	3 Month Treasury Bill Rate + 7.5 BPS	Index Return	Monthly	08/01/2025	USD	(61,876)	–	–	–
Goldman Sachs	Bloomberg Commodity Index	3 Month Treasury Bill Rate + 7.5 BPS	Index Return	Monthly	08/01/2025	USD	(61,754)	–	–	–
JPMorgan Chase	BOVESPA FUT AUG25	Negative Price Return	Positive Price Return	At Maturity	08/16/2025	BRL	3,526	3,596	–	71
JPMorgan Chase	KOSPI IND FUT SEP25	Negative Price Return	Positive Price Return	At Maturity	09/14/2025	KRW	6,964	7,555	–	591
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M Index	Asset Return	Monthly	09/17/2025	HKD	(34,121)	46	–	46
Citigroup	MSCI INTERNATIONAL JAPAN Index	Asset Return	MUTKCALM Index	Monthly	09/17/2025	JPY	27,792	(5)	–	(5)
Citigroup	MSCI INTERNATIONAL MEXICO Index	MXIBTIEF Index	Asset Return	Monthly	09/17/2025	MXN	(2,900)	(1)	–	(1)
Citigroup	MSCI THAILAND NET Index	Asset Return	NDEUTHF Index	Monthly	09/17/2025	USD	976	37	–	37

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	Asset Return	JIBA1M Index	Monthly	09/17/2025	ZAR	$13,145	$3	$–	$3
Citigroup	MSCI INTERNATIONAL SWITZERLAND NET Index	Asset Return	SSARON Index	Monthly	09/17/2025	CHF	3,911	147	–	147
Citigroup	MSCI INTERNATIONAL BRAZIL NET Index	BZDIOVRA Index	Asset Return	Monthly	09/17/2025	BRL	(4,179)	10	–	10
Citigroup	MSCI INTERNATIONAL AUSTRAILIA NET Index	Asset Return	BBSW1M Index	Monthly	09/17/2025	AUD	510	2	–	2
Citigroup	MSCI INTERNATIONAL CHINA NET Index	HIHD01M Index	Asset Return	Monthly	09/17/2025	HKD	(1,467)	(2)	–	(2)
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	Asset Return	SIBCSORA Index	Monthly	09/17/2025	SGD	150	(1)	–	(1)
Bank of America	SWISS FUT SEP25	Negative Price Return	Positive Price Return	At Maturity	09/22/2025	CHF	2,071	2,093	–	22
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	09/22/2025	PLN	44	47	–	3
								$40,801	$–	$1,060

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $1,152,226 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2025.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $39,874 ($ Thousands), representing 3.5% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 41.4%
Communication Services — 2.8%
Altice France
5.500%, 10/15/2029 (A)	$289	$239
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	322	254
AMC Networks
10.250%, 01/15/2029 (A)	190	197
ANGI Group
3.875%, 08/15/2028 (A)	507	473
AT&T
3.500%, 06/01/2041	330	259
2.750%, 06/01/2031	355	322
2.550%, 12/01/2033	1,338	1,119
CCO Holdings
4.750%, 03/01/2030 (A)	530	514
4.750%, 02/01/2032 (A)	1,140	1,081
Charter Communications Operating
4.908%, 07/23/2025	690	690
3.750%, 02/15/2028	610	599
Cinemark USA
7.000%, 08/01/2032 (A)	205	213
5.250%, 07/15/2028 (A)	364	362
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	793	819
7.750%, 04/15/2028 (A)	65	61
5.125%, 08/15/2027 (A)	290	287
DISH DBS
5.750%, 12/01/2028 (A)	28	24
5.250%, 12/01/2026 (A)	465	422
5.125%, 06/01/2029	215	143
EchoStar
10.750%, 11/30/2029	430	443
6.750%cash/0% PIK, 11/30/2030	187	170
Hughes Satellite Systems
6.625%, 08/01/2026	230	164
iHeartCommunications
10.875%, 05/01/2030	472	231
9.125%, 05/01/2029	67	55
IHS Holding
8.250%, 11/29/2031 (A)	1,170	1,180
Iliad Holding SASU
7.000%, 04/15/2032 (A)	325	333
Level 3 Financing
6.875%, 06/30/2033 (A)	515	524
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	298
4.500%, 04/27/2031 (A)	219	200
Sinclair Television Group
5.125%, 02/15/2027 (A)	100	96
Sirius XM Radio
4.000%, 07/15/2028 (A)	805	773
Snap
6.875%, 03/01/2033 (A)	185	190

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
4.500%, 04/15/2050		$1,416	$1,171
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		300	306
Windstream Services
8.250%, 10/01/2031 (A)		225	236

			14,448

Consumer Discretionary — 4.2%
Asbury Automotive Group
5.000%, 02/15/2032 (A)		195	185
4.625%, 11/15/2029 (A)		360	348
Beach Acquisition Bidco
10.000%cash/0% PIK, 07/15/2033 (A)		360	373
5.250%, 07/15/2032 (A)	EUR	156	185
Caesars Entertainment
6.000%, 10/15/2032 (A)		$260	255
4.625%, 10/15/2029 (A)		552	527
CalAtlantic Group
5.250%, 06/01/2026		330	324
Carnival
6.125%, 02/15/2033 (A)		455	465
5.750%, 03/15/2030 (A)		570	580
Champ Acquisition
8.375%, 12/01/2031 (A)		970	1,031
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	161
Clarios Global
6.750%, 02/15/2030 (A)		$665	691
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		618	659
CSC Holdings
5.750%, 01/15/2030 (A)		250	124
3.375%, 02/15/2031 (A)		225	156
DirecTV Financing
5.875%, 08/15/2027 (A)		905	902
DISH Network
11.750%, 11/15/2027 (A)		530	546
Ford Motor Credit
5.850%, 05/17/2027		343	346
Foundation Building Materials
6.000%, 03/01/2029 (A)		625	573
General Motors
5.950%, 04/01/2049		36	34
General Motors Financial
5.650%, 01/17/2029		165	168
Genting New York
7.250%, 10/01/2029 (A)		860	892
Global Auto Holdings
8.750%, 01/15/2032 (A)		260	222
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)		710	683

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
6.200%, 09/21/2030 (A)	$735	$778
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	845	822
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	740	581
Match Group Holdings II
5.625%, 02/15/2029 (A)	155	154
3.625%, 10/01/2031 (A)	115	103
Melco Resorts Finance
7.625%, 04/17/2032 (A)	525	530
MercadoLibre
3.125%, 01/14/2031	240	216
NCL
6.750%, 02/01/2032 (A)	495	506
New Home
8.500%, 11/01/2030 (A)	325	331
Newell Brands
8.500%, 06/01/2028 (A)	210	220
6.625%, 05/15/2032	180	172
6.375%, 09/15/2027	70	71
6.375%, 05/15/2030	115	112
Phinia
6.750%, 04/15/2029 (A)	250	258
6.625%, 10/15/2032 (A)	180	183
QXO Building Products
6.750%, 04/30/2032 (A)	280	288
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)(C)	270	264
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	597	598
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	325	334
6.000%, 02/01/2033 (A)	250	255
5.625%, 09/30/2031 (A)	500	503
Sands China
5.400%, 08/08/2028	240	242
3.250%, 08/08/2031	200	176
2.850%, 03/08/2029	200	184
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	622	608
Staples
12.750%, 01/15/2030 (A)	30	20
10.750%, 09/01/2029 (A)	75	71
Vail Resorts
5.625%, 07/15/2030 (A)	340	341
Viking Cruises
9.125%, 07/15/2031 (A)	370	398
VOC Escrow
5.000%, 02/15/2028 (A)	250	249
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	485	431

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wand NewCo 3
7.625%, 01/30/2032 (A)	$1,095	$1,151
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	70	75
Yum! Brands
4.750%, 01/15/2030 (A)	79	78
ZF North America Capital
7.125%, 04/14/2030 (A)	280	274
6.875%, 04/23/2032 (A)	310	286

		22,293

Consumer Staples — 1.4%
Chobani Holdco II
8.750%cash/0% PIK, 10/01/2029 (A)	109	117
Constellation Brands
3.150%, 08/01/2029	560	532
Fiesta Purchaser
9.625%, 09/15/2032 (A)	469	495
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,263
Kronos Acquisition Holdings
8.250%, 06/30/2031 (A)	240	218
Mars
5.200%, 03/01/2035 (A)	925	936
5.000%, 03/01/2032 (A)	675	684
4.800%, 03/01/2030 (A)	775	785
Opal Bidco SAS
6.500%, 03/31/2032 (A)	885	903
Post Holdings
6.375%, 03/01/2033 (A)	730	737
Simmons Foods
4.625%, 03/01/2029 (A)	90	85
United Natural Foods
6.750%, 10/15/2028 (A)	420	415

		7,170

Energy — 6.1%
Aethon United BR
7.500%, 10/01/2029 (A)	185	194
Archrock Partners
6.625%, 09/01/2032 (A)	340	346
Aris Water Holdings
7.250%, 04/01/2030 (A)	365	377
Blue Racer Midstream
7.250%, 07/15/2032 (A)	320	339
Buckeye Partners
6.875%, 07/01/2029 (A)	430	445
6.750%, 02/01/2030 (A)	205	213
Chord Energy
6.750%, 03/15/2033 (A)	455	465
Civitas Resources
9.625%, 06/15/2033 (A)	225	230
8.375%, 07/01/2028 (A)	245	251

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CNX Midstream Partners
4.750%, 04/15/2030 (A)	$300	$283
CNX Resources
7.250%, 03/01/2032 (A)	435	450
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	624
CQP Holdco
5.500%, 06/15/2031 (A)	689	681
Crescent Energy Finance
7.625%, 04/01/2032 (A)	175	171
7.375%, 01/15/2033 (A)	1,115	1,066
Delek Logistics Partners
8.625%, 03/15/2029 (A)	285	296
7.375%, 06/30/2033 (A)	625	622
Ecopetrol
6.875%, 04/29/2030	810	803
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(C)	50	51
Equities
7.500%, 06/01/2030 (A)	160	176
Excelerate Energy
8.000%, 05/15/2030 (A)	440	464
Expand Energy
4.750%, 02/01/2032	865	841
Genesis Energy
7.875%, 05/15/2032	495	514
7.750%, 02/01/2028	325	330
Global Partners
6.875%, 01/15/2029	380	386
Hilcorp Energy I
8.375%, 11/01/2033 (A)	300	311
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	430	451
7.375%, 07/15/2032 (A)	415	437
Kinetik Holdings
6.625%, 12/15/2028 (A)	160	164
5.875%, 06/15/2030 (A)	545	549
Kodiak Gas Services
7.250%, 02/15/2029 (A)	618	639
Matador Resources
6.875%, 04/15/2028 (A)	540	551
6.500%, 04/15/2032 (A)	260	260
6.250%, 04/15/2033 (A)	378	375
Murphy Oil
6.000%, 10/01/2032	276	263
Nabors Industries
7.375%, 05/15/2027 (A)	353	349
Noble Finance II
8.000%, 04/15/2030 (A)	900	916
Northern Oil & Gas
8.125%, 03/01/2028 (A)	250	252
NuStar Logistics
6.375%, 10/01/2030	475	492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
7.950%, 06/15/2039	$600	$673
7.150%, 05/15/2028	190	199
6.625%, 09/01/2030	650	687
4.400%, 08/15/2049	20	14
ONEOK
6.350%, 01/15/2031	305	326
Pan American Energy
8.500%, 04/30/2032 (A)	350	376
Permian Resources Operating
9.875%, 07/15/2031 (A)	316	346
7.000%, 01/15/2032 (A)	200	207
6.250%, 02/01/2033 (A)	285	288
Petroleos de Venezuela
6.000%, 05/16/2024 (D)	3,790	474
6.000%, 11/15/2026 (D)	1,110	138
5.500%, 04/12/2037 (D)	130	16
5.375%, 04/12/2027 (D)	2,570	318
Petroleos Mexicanos
7.690%, 01/23/2050	406	319
6.950%, 01/28/2060	207	149
6.490%, 01/23/2027	73	73
5.350%, 02/12/2028	180	173
4.500%, 01/23/2026	40	39
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	12
Plains All American Pipeline
8.698%, TSFR3M + 4.372%(B)(C)	560	561
Prairie Acquiror
9.000%, 08/01/2029 (A)	665	693
Puma International Financing
7.750%, 04/25/2029 (A)	350	360
Range Resources
8.250%, 01/15/2029	50	51
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	90	92
6.875%, 04/15/2040 (A)	60	60
6.750%, 03/15/2033 (A)	350	365
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	506	530
SM Energy
7.000%, 08/01/2032 (A)	290	286
6.750%, 08/01/2029 (A)	180	179
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	825	844
Sunoco
7.250%, 05/01/2032 (A)	230	242
6.250%, 07/01/2033 (A)	305	310
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	365	375
6.000%, 12/31/2030 (A)	165	162
TechnipFMC
6.500%, 02/01/2026 (A)	740	741

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tidewater
9.125%, 07/15/2030 (A)	$255	$262
TransMontaigne Partners
8.500%, 06/15/2030 (A)	1,025	1,066
Transocean
8.750%, 02/15/2030 (A)	56	58
8.500%, 05/15/2031 (A)	120	107
8.250%, 05/15/2029 (A)	120	111
Transocean Poseidon
6.875%, 02/01/2027 (A)	186	187
Transocean Titan Financing
8.375%, 02/01/2028 (A)	172	175
USA Compression Partners
7.125%, 03/15/2029 (A)	440	451
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	400	413
4.125%, 08/15/2031 (A)	200	185
Venture Global LNG
9.875%, 02/01/2032 (A)	220	238
8.125%, 06/01/2028 (A)	68	70
7.000%, 01/15/2030 (A)	400	404
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	185	184
YPF
8.250%, 01/17/2034 (A)	780	780

		31,996

Financials — 11.6%
Acrisure
8.250%, 02/01/2029 (A)	180	186
6.750%, 07/01/2032 (A)	255	259
6.000%, 08/01/2029 (A)	645	627
4.250%, 02/15/2029 (A)	430	413
AG Issuer
6.250%, 03/01/2028 (A)	786	786
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	90	93
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	435	448
6.750%, 10/15/2027 (A)	420	420
Ally Financial
4.700%, H15T7Y + 3.481%(B)(C)	1,235	1,108
American International Group
3.400%, 06/30/2030	215	204
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	765	783
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	1,671	1,758
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	325
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	275

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco do Brasil
8.748%, H15T10Y + 4.398%(B)(C)		$349	$352
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(B)(C)		570	564
Banco Santander
6.921%, 08/08/2033		600	650
4.250%, 04/11/2027		200	200
3.306%, 06/27/2029		400	384
Bank of America
5.202%, SOFRRATE + 1.630%, 04/25/2029 (B)		995	1,017
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)		1,975	1,930
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (B)		525	531
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)		1,425	1,413
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (B)		75	76
Barclays
8.000%, H15T5Y + 5.431%(B)(C)		930	975
Belron UK Finance
5.750%, 10/15/2029 (A)		215	217
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(B)(C)		270	284
BPCE
4.625%, 09/12/2028 (A)		250	250
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(B)		375	325
BroadStreet Partners
5.875%, 04/15/2029 (A)		840	830
Citigroup
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)		535	534
4.125%, 07/25/2028		1,360	1,350
4.000%, H15T5Y + 3.597%(B)(C)		250	248
Commerzbank MTN
7.500%, USISSO05 + 4.322%(B)(C)		600	610
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(B)(C)	EUR	800	941
Credit Acceptance
6.625%, 03/15/2030 (A)		$405	410
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(C)		300	304
Deutsche Bank
6.000%, H15T5Y + 4.524%(B)(C)		200	199
Fidus Re
6.851%, T-BILL 1MO + 2.500%, 01/08/2037 (A)(B)		900	900
Focus Financial Partners
6.750%, 09/15/2031 (A)		977	997

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
6.625%, 01/15/2027 (A)	$710	$711
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	240	249
Howden UK Refinance
8.125%, 02/15/2032 (A)	780	811
HSBC Holdings
4.950%, 03/31/2030	226	230
HUB International
7.375%, 01/31/2032 (A)	300	314
Intercontinental Exchange
2.100%, 06/15/2030	750	672
Intesa Sanpaolo
7.800%, 11/28/2053 (A)	530	620
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	330	331
Itau Unibanco Holding
7.562%, H15T5Y + 3.222%(A)(B)(C)	720	720
Jane Street Group
7.125%, 04/30/2031 (A)	310	326
6.125%, 11/01/2032 (A)	620	626
JPMorgan Chase
6.500%, H15T5Y + 2.152%(B)(C)	1,120	1,157
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)	330	342
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	530	533
4.323%, SOFRRATE + 1.560%, 04/26/2028 (B)	1,870	1,868
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	230	213
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	350	366
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (B)	495	488
Mcclatchy Media
8.000%, 03/01/2028 (A)	1,154	1,160
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	1,195	1,184
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	285	296
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	1,820	1,816
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	815	831
4.889%, SOFRRATE + 2.076%, 07/20/2033 (B)	525	526
3.950%, 04/23/2027	565	561
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	585	500

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Bank of Kuwait NY
4.630%, 08/28/2025		$683	$683
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		185	184
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(B)		450	439
NatWest Group
4.500%, GUKG5 + 3.992%(B)(C)	GBP	760	984
Navient
9.375%, 07/25/2030		$420	463
5.500%, 03/15/2029		329	322
OneMain Finance
7.125%, 09/15/2032		875	906
6.625%, 05/15/2029		425	436
Oxford Finance
6.375%, 02/01/2027 (A)		330	332
PennyMac Financial Services
6.875%, 05/15/2032 (A)		430	440
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(B)(C)		1,260	1,284
Rocket
6.375%, 08/01/2033 (A)		280	287
6.125%, 08/01/2030 (A)		325	331
Rocket Mortgage
3.625%, 03/01/2029 (A)		360	342
Ryan Specialty
5.875%, 08/01/2032 (A)		330	333
Starwood Property Trust
7.250%, 04/01/2029 (A)		160	168
6.500%, 07/01/2030 (A)		530	548
State Street
6.700%, H15T5Y + 2.613%(B)(C)		100	104
Stonex Escrow Issuer
6.875%, 07/15/2032 (A)		190	192
StoneX Group
7.875%, 03/01/2031 (A)		445	466
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)		200	209
Truist Financial
6.669%, H15T5Y + 3.003%(B)(C)		1,025	1,026
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(C)		480	524
7.750%, USISSO05 + 4.160%(A)(B)(C)		270	284
4.550%, 04/17/2026		802	802
3.875%, H15T5Y + 3.098%(A)(B)(C)		1,232	1,204
3.869%, US0003M + 1.410%, 01/12/2029 (A)(B)		600	591
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)		340	296
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		451	438

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
USI
7.500%, 01/15/2032 (A)		$230	$243
VFH Parent
7.500%, 06/15/2031 (A)		285	299
Walker & Dunlop
6.625%, 04/01/2033 (A)		265	272
Wells Fargo
7.625%, H15T5Y + 3.606%(B)(C)		500	537
6.850%, H15T5Y + 2.767%(B)(C)		425	447
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)		1,155	1,155
4.100%, 06/03/2026		1,475	1,469
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(B)		340	355

			61,022

Health Care — 2.6%
1261229 BC
10.000%, 04/15/2032 (A)		310	313
AdaptHealth
6.125%, 08/01/2028 (A)		475	474
5.125%, 03/01/2030 (A)		265	252
4.625%, 08/01/2029 (A)		205	193
Amgen
5.250%, 03/02/2033		840	860
AthenaHealth Group
6.500%, 02/15/2030 (A)		865	851
Bausch Health
5.000%, 01/30/2028 (A)		120	99
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	297
4.250%, 12/15/2025 (A)		500	499
Becton Dickinson
2.823%, 05/20/2030		585	542
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	444	495
CVS Health
4.300%, 03/25/2028		$890	886
3.750%, 04/01/2030		550	528
DaVita
6.750%, 07/15/2033 (A)		465	480
3.750%, 02/15/2031 (A)		759	691
LifePoint Health
9.875%, 08/15/2030 (A)		310	335
5.375%, 01/15/2029 (A)		520	485
Medline Borrower
6.250%, 04/01/2029 (A)		120	123
5.250%, 10/01/2029 (A)		610	605
3.875%, 04/01/2029 (A)		450	432
Molina Healthcare
6.250%, 01/15/2033 (A)		600	611

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Perrigo Finance Unlimited
6.125%, 09/30/2032		$165	$167
Prime Healthcare Services
9.375%, 09/01/2029 (A)		310	308
Select Medical
6.250%, 12/01/2032 (A)		825	830
Sotera Health Holdings
7.375%, 06/01/2031 (A)		300	312
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)		554	601
Tenet Healthcare
6.125%, 06/15/2030		311	316
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046		700	503
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030		290	295
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	437

			13,820

Industrials — 5.7%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		$1,825	1,760
Air Lease MTN
3.750%, 06/01/2026		560	556
American Airlines
5.750%, 04/20/2029 (A)		511	510
American News
8.500%cash/0% PIK, 09/01/2026 (A)		1,183	1,328
Amsted Industries
6.375%, 03/15/2033 (A)		120	122
APi Group DE
4.125%, 07/15/2029 (A)		906	864
Arcosa
6.875%, 08/15/2032 (A)		120	125
4.375%, 04/15/2029 (A)		355	343
Avis Budget Car Rental
8.375%, 06/15/2032 (A)		190	199
Axon Enterprise
6.250%, 03/15/2033 (A)		190	196
6.125%, 03/15/2030 (A)		185	190
Beacon Mobility
7.250%, 08/01/2030 (A)		320	327
Boeing
5.805%, 05/01/2050		330	316
5.150%, 05/01/2030		140	143
3.450%, 11/01/2028		355	342
3.250%, 03/01/2028		395	382
Bombardier
7.000%, 06/01/2032 (A)		280	292

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 06/15/2033 (A)		$30	$31
CACI International
6.375%, 06/15/2033 (A)		235	242
CoreCivic
4.750%, 10/15/2027		570	559
Dealer Tire
8.000%, 02/01/2028 (A)		1,136	1,097
Efesto Bidco S.p.A Efesto US
7.500%, 02/15/2032 (A)		665	673
Garda World Security
8.375%, 11/15/2032 (A)		245	252
8.250%, 08/01/2032 (A)		195	200
7.750%, 02/15/2028 (A)		175	181
GFL Environmental
6.750%, 01/15/2031 (A)		210	220
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)		320	326
5.625%, 06/01/2029 (A)		620	618
GYP Holdings III
4.625%, 05/01/2029 (A)		335	336
Herc Holdings
7.000%, 06/15/2030 (A)		380	397
Hertz
12.625%, 07/15/2029 (A)		218	228
Hillenbrand
6.250%, 02/15/2029		217	221
3.750%, 03/01/2031		414	371
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)		590	617
Icahn Enterprises
10.000%, 11/15/2029 (A)		280	277
Johnson Controls International
4.900%, 12/01/2032		140	141
Luna 2 5SARL
5.500%, 07/01/2032 (A)	EUR	224	268
Madison IAQ
5.875%, 06/30/2029 (A)		$330	325
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		1,190	1,153
MHP Lux
6.950%, 04/03/2026		984	915
MV24 Capital BV
6.748%, 06/01/2034		1,823	1,767
OneSky Flight
8.875%, 12/15/2029 (A)		620	646
Otis Worldwide
2.565%, 02/15/2030		1,335	1,231
Quikrete Holdings
6.375%, 03/01/2032 (A)		410	422
Rand Parent
8.500%, 02/15/2030 (A)		590	592
Regal Rexnord
6.300%, 02/15/2030		535	560

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RXO
7.500%, 11/15/2027 (A)		$365	$374
Spirit AeroSystems
9.750%, 11/15/2030 (A)		525	579
Standard Building Solutions
6.500%, 08/15/2032 (A)		575	589
Standard Industries
4.375%, 07/15/2030 (A)		455	431
Terex
6.250%, 10/15/2032 (A)		205	205
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)		1,146	1,147
TK Elevator US Newco
5.250%, 07/15/2027 (A)		380	380
TransDigm
7.125%, 12/01/2031 (A)		15	16
6.750%, 08/15/2028 (A)		380	388
6.625%, 03/01/2032 (A)		250	259
4.875%, 05/01/2029		479	470
4.625%, 01/15/2029		95	93
Veritiv Operating
10.500%, 11/30/2030 (A)		25	27
Vertiv Group
4.125%, 11/15/2028 (A)		230	224
VistaJet Malta Finance
9.500%, 06/01/2028 (A)		303	311
7.875%, 05/01/2027 (A)		720	725
VT Topco
8.500%, 08/15/2030 (A)		455	480
Waste Pro USA
7.000%, 02/01/2033 (A)		230	239
XPO
7.125%, 02/01/2032 (A)		270	283

			30,081

Information Technology — 3.2%
Ahead DB Holdings
6.625%, 05/01/2028 (A)		1,175	1,179
Atos
9.000%, 12/18/2025 (E)	EUR	460	602
Broadcom
3.500%, 02/15/2041 (A)		$495	392
3.469%, 04/15/2034 (A)		165	147
3.419%, 04/15/2033 (A)		1,080	980
3.187%, 11/15/2036 (A)		53	44
Castle US Holding
9.500%, 02/15/2028 (A)		1,334	597
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		656	618
Cloud Software Group
8.250%, 06/30/2032 (A)		763	812
CommScope
9.500%, 12/15/2031 (A)		315	330

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.250%, 03/01/2027 (A)		$145	$144
CoreWeave
9.250%, 06/01/2030 (A)		785	803
Dell International
5.300%, 10/01/2029		75	77
Diebold Nixdorf
7.750%, 03/31/2030 (A)		595	631
Elastic
4.125%, 07/15/2029 (A)		485	463
GCI
4.750%, 10/15/2028 (A)		1,110	1,073
Gen Digital
6.250%, 04/01/2033 (A)		290	298
Imola Merger
4.750%, 05/15/2029 (A)		494	477
ION Trading Technologies Sarl
9.500%, 05/30/2029 (A)		200	205
McAfee
7.375%, 02/15/2030 (A)		1,157	1,093
NXP BV
3.400%, 05/01/2030		215	204
Oracle
6.250%, 11/09/2032		2,035	2,202
2.950%, 04/01/2030		98	92
2.875%, 03/25/2031		510	465
Prosus MTN
4.027%, 08/03/2050 (A)		560	374
3.061%, 07/13/2031 (A)		300	266
SNF Group
3.375%, 03/15/2030 (A)		310	286
Sprint Capital
8.750%, 03/15/2032		480	582
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	349
United Group BV
6.393%, EUR003M + 4.250%, 02/15/2031 (B)		215	252
4.625%, 08/15/2028 (A)		450	524
Virtusa
7.125%, 12/15/2028 (A)		$328	313

			16,874

Materials — 1.8%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	519
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	681
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)		1,104	47
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		259	115
Avient
7.125%, 08/01/2030 (A)		355	366

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems
3.375%, 02/15/2029 (A)	$642	$608
Berry Global
1.570%, 01/15/2026	305	300
Celanese US Holdings
6.750%, 04/15/2033	165	166
6.500%, 04/15/2030	115	118
Chemours
8.000%, 01/15/2033 (A)	260	243
4.625%, 11/15/2029 (A)	455	396
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	185	179
6.875%, 11/01/2029 (A)	235	231
Huntsman International
4.500%, 05/01/2029	355	337
Ingevity
3.875%, 11/01/2028 (A)	515	491
LABL
8.625%, 10/01/2031 (A)	365	312
Methanex US Operations
6.250%, 03/15/2032 (A)	310	309
Newmont
3.250%, 05/13/2030	150	143
Novelis
6.875%, 01/30/2030 (A)	165	171
Olympus Water US Holding
7.250%, 06/15/2031 (A)	365	372
Quikrete Holdings
6.750%, 03/01/2033 (A)	445	459
Sasol Financing USA
5.500%, 03/18/2031	240	197
Scotts Miracle-Gro
4.000%, 04/01/2031	586	538
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,146	1,202
Suzano Austria GmbH
3.125%, 01/15/2032	290	256
WR Grace Holdings
5.625%, 08/15/2029 (A)	475	430

		9,186

Real Estate — 0.9%
Agree
2.900%, 10/01/2030	165	152
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	328
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)	315	275
CoStar Group
2.800%, 07/15/2030 (A)	585	529
Essex Portfolio
3.000%, 01/15/2030	370	346

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPT Operating Partnership
8.500%, 02/15/2032 (A)	$25	$26
5.000%, 10/15/2027	270	250
Prologis
1.750%, 07/01/2030	280	246
Realty Income
3.200%, 01/15/2027	560	550
2.850%, 12/15/2032	355	311
RHP Hotel Properties
6.500%, 06/15/2033 (A)	100	103
Uniti Group
4.750%, 04/15/2028 (A)	395	387
WP Carey
4.250%, 10/01/2026	650	649
XHR
4.875%, 06/01/2029 (A)	698	676

		4,828

Utilities — 1.1%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	114
American Electric Power
2.300%, 03/01/2030	280	253
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	132
California Buyer
6.375%, 02/15/2032 (A)	650	651
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	303
Lightning Power
7.250%, 08/15/2032 (A)	390	410
NextEra Energy Capital Holdings
6.500%, H15T5Y + 1.979%, 08/15/2055 (B)	415	424
6.375%, H15T5Y + 2.053%, 08/15/2055 (B)	280	286
NiSource
3.600%, 05/01/2030	50	48
NRG Energy
5.750%, 07/15/2029 (A)	711	712
Pike
8.625%, 01/31/2031 (A)	50	54
5.500%, 09/01/2028 (A)	693	693
Sempra
3.400%, 02/01/2028	1,005	981
Southern California Edison
4.200%, 03/01/2029	420	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra Operations
6.875%, 04/15/2032 (A)	$200	$209

		5,681

Total Corporate Obligations
(Cost $222,960) ($ Thousands)		217,399

ASSET-BACKED SECURITIES — 13.1%
Automotive — 2.4%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	616	626
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl D
7.430%, 10/20/2028(A)	1,000	1,015
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,030
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl E
7.840%, 10/15/2031(A)	1,156	1,204
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl E
7.650%, 02/17/2032(A)	1,480	1,532
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,029
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,034
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,237
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	689
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl E
8.408%, 12/15/2033(A)	857	870
SBNA Auto Receivables Trust 2025-SF1, Ser 2025-SF1, Cl C
5.140%, 04/15/2031(A)	600	601
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	1,000	1,001
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl D
6.746%, 07/25/2031(A)	419	425

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Strike Acceptance Auto Funding Trust, Ser 2025-1A, Cl C
8.700%, 04/15/2032(A)	$500	$502
		12,795

Mortgage Related Securities — 0.9%

Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(B)	757	764
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(B)	1,000	1,015
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	964	968
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	493
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	380
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(E)	1,000	1,012
		4,632

Other Asset-Backed Securities — 9.8%

Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/2029(A)	500	504
Affirm Master Trust, Ser 2025-2A, Cl B
5.060%, 07/15/2033(A)	600	602
ALLO Issuer, Ser 2024-1A, Cl C
11.190%, 07/20/2054(A)	1,000	1,082
AMMC CLO, Ser 2024-30A, Cl D
8.756%, TSFR3M + 4.500%, 01/15/2037(A)(B)	250	252
Apidos Loan Fund, Ser 2024-1A, Cl D
7.482%, TSFR3M + 3.200%, 04/25/2035(A)(B)	200	201
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
6.105%, SOFR30A + 1.800%, 06/25/2047(A)(B)	973	969
Birch Grove CLO, Ser 2024-19A, Cl D1RR
8.130%, TSFR3M + 3.850%, 07/17/2037(A)(B)	220	222
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	1,250	1,269
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	986	979
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,311
CIFC Funding, Ser 2024-3A, Cl D1R
7.970%, TSFR3M + 3.700%, 04/20/2037(A)(B)	210	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CLI Funding VIII, Ser 2025-R, Cl A
6.610%, 06/21/2050(A)	$1,000	$987
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,023
Commonbond Student Loan Trust, Ser 2020-1, Cl B
2.820%, 10/25/2051(A)	803	724
CQS US CLO, Ser 2024-1A, Cl D1R
7.670%, TSFR3M + 3.400%, 01/20/2035(A)(B)	1,850	1,851
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(B)	1,000	1,017
FIGRE Trust, Ser 2025-HE1, Cl A
5.829%, 01/25/2055(A)(B)	451	456
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,030
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	1,045
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	970	994
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	995	1,009
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	463	475
GoodLeap Home Improvement Solutions Trust, Ser 2025-1A, Cl A
5.380%, 02/20/2049(A)	428	433
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	1,000	1,038
GreenSky Home Improvement Trust, Ser 2024-1, Cl E
9.000%, 06/25/2059(A)	1,000	1,030
Hayfin US XV, Ser 2024-15A, Cl D1
8.543%, TSFR3M + 4.260%, 04/28/2037(A)(B)	300	301
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	669	677
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	669	686
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	1,194	1,207
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	586	578
HINNT, Ser 2025-A, Cl D
8.220%, 03/15/2044(A)	683	688
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,021

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	$1,000	$1,032
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	1,000	1,008
Mosaic Solar Loan Trust, Ser 2025-1A, Cl B
7.120%, 08/22/2050(A)	450	445
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl B
2.690%, 07/15/2069(A)	320	271
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	994
Navient Refinance Loan Trust, Ser 2025-A, Cl C
6.140%, 02/16/2055(A)	1,000	1,001
New Economy Assets - Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061(A)	750	706
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	888	866
OCP CLO, Ser 2024-27A, Cl DR
7.611%, TSFR3M + 3.350%, 07/16/2035(A)(B)	360	362
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,021
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	400	406
Pagaya AI Debt Grantor Trust, Ser 2024-10, Cl E
10.412%, 06/15/2032(A)	1,000	1,024
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	449	458
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
7.256%, TSFR3M + 3.000%, 04/15/2031(A)(B)	430	431
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	993	1,007
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	194	195
Rad CLO, Ser 2023-22A, Cl B
6.940%, TSFR3M + 2.670%, 01/20/2037(A)(B)	950	953
Reach ABS Trust, Ser 2025-1A, Cl B
5.340%, 08/16/2032(A)	500	502
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl B
5.775%, 09/15/2049(A)	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO, Ser 2023-1A, Cl C
7.470%, TSFR3M + 3.200%, 01/20/2036(A)(B)	$800	$802
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	570	576
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	285	285
Signal Rail I, Ser 2024-1A, Cl A
5.670%, 05/17/2054(A)	992	1,002
Signal Rail I, Ser 2024-1A, Cl B
6.110%, 05/17/2054(A)	992	995
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	238	215
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	1,000	1,003
SoFi Professional Loan Program Trust, Ser 2020-A, Cl BFX
3.120%, 05/15/2046(A)	360	308
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,089	1,101
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	706	733
Stream Innovations Issuer Trust, Ser 2024-2A, Cl B
6.340%, 02/15/2045(A)	500	508
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	926	925
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	499	501
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl C
6.250%, 06/21/2050(A)	750	749
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	316	315
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	316	317
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl A2
5.877%, 04/20/2055(A)	500	511
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	817	765
		51,165

Total Asset-Backed Securities
(Cost $67,558) ($ Thousands)		68,592

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 10.4%

Communication Services — 0.6%
iHeartMedia Inc *	168,843	$297
Intelsat SA *(F)	22,561	917
Verizon Communications Inc	44,761	1,937

		3,151
Consumer Discretionary — 0.3%
Best Buy Co Inc	11,005	739
H&R Block Inc	5,723	314
McDonald's Corp	1,109	324

		1,377
Consumer Staples — 2.8%
Altria Group Inc	41,284	2,421
Clorox Co/The	6,476	778
Coca-Cola Co/The	28,995	2,051
Flowers Foods Inc	10,839	173
General Mills Inc	20,018	1,037
Hormel Foods Corp	16,954	513
Kimberly-Clark Corp	12,398	1,598
Mondelez International Inc, Cl A	27,513	1,855
PepsiCo Inc	10,058	1,328
Philip Morris International Inc	14,202	2,587
Procter & Gamble Co/The	3,592	572

		14,913
Energy — 0.9%
Chevron Corp	9,666	1,384
Exxon Mobil Corp	12,126	1,307
Hess Midstream LP, Cl A	5,348	206
International Seaways Inc	1,872	68
Noble Corp PLC	7,982	212
Williams Cos Inc/The	27,297	1,715

		4,892
Financials — 1.4%
American Financial Group Inc/OH	4,029	509
Artisan Partners Asset Management Inc, Cl A	3,559	158
Bank OZK	5,526	260
CME Group Inc, Cl A	8,900	2,453
Cullen/Frost Bankers Inc	3,324	427
Federated Hermes Inc, Cl B	4,518	200
Franklin Resources Inc	13,287	317
Independent Bank Corp	2,215	139
OneMain Holdings Inc, Cl A	5,990	342
Prosperity Bancshares Inc	1,258	88
Regions Financial Corp	49,458	1,163
T Rowe Price Group Inc	12,964	1,251
Victory Capital Holdings Inc, Cl A	1,734	110
Western Union Co/The	18,136	153

		7,570
Health Care — 2.9%
AbbVie Inc	11,566	2,147

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amgen Inc, Cl A	4,051	$1,131
Bristol-Myers Squibb Co	43,007	1,991
Gilead Sciences Inc	17,389	1,928
Johnson & Johnson	16,048	2,451
Medtronic PLC	17,478	1,524
Merck & Co Inc	19,295	1,527
Pfizer Inc	96,033	2,328

		15,027
Industrials — 0.2%
Illinois Tool Works Inc	417	103
MSC Industrial Direct Co Inc, Cl A	2,443	208
Robert Half Inc	5,971	245
Watsco Inc	687	303

		859
Information Technology — 0.3%
Cisco Systems Inc	26,711	1,853

Materials — 0.2%
LyondellBasell Industries NV, Cl A	14,513	840

Real Estate — 0.8%
CareTrust REIT Inc ‡	10,219	313
EastGroup Properties Inc ‡	2,583	432
Essential Properties Realty Trust Inc ‡	8,712	278
First Industrial Realty Trust Inc ‡	6,742	325
Gaming and Leisure Properties Inc ‡	14,040	655
Host Hotels & Resorts Inc ‡	38,699	594
VICI Properties Inc, Cl A ‡	53,843	1,755

		4,352
Total Common Stock
(Cost $49,545) ($ Thousands)		54,834
	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 9.7%
Agency Mortgage-Backed Obligations — 0.4%
FHLMC
6.000%, 12/01/2052	$61	62
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	451	92
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.180%, 05/25/2045(B)	1,041	92
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.730%, 01/25/2048(B)	716	85
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.174%, 01/16/2040(B)	808	96
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
1.618%, 08/20/2043(B)	87	10
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	987	163

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	$553	$90
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	207	27
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.228%, 07/20/2047(B)	875	92
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.768%, 09/20/2048(B)	235	30
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.768%, 09/20/2048(B)	339	39
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.768%, 09/20/2048(B)	1,094	140
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.768%, 05/20/2048(B)	1,011	114
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.268%, 01/20/2048(B)	1,982	217
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
1.618%, 01/20/2049(B)	177	20
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.668%, 09/20/2049(B)	641	84
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.668%, 09/20/2049(B)	482	60
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,593	252
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
1.618%, 01/20/2049(B)	142	15
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.668%, 06/20/2049(B)	110	12
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	587	135

		1,927
Non-Agency Mortgage-Backed Obligations — 9.3%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
6.149%, TSFR1M + 1.836%, 09/15/2034(A)(B)	280	272
BAHA Trust, Ser 2024-MAR, Cl A
6.171%, 12/10/2041(A)(B)	1,000	1,035
Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Cl AS
3.989%, 09/15/2048(B)	450	447
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.231%, TSFR1M + 0.919%, 03/15/2037(A)(B)	1,100	1,040
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(B)	823	825
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.902%, TSFR1M + 2.590%, 08/15/2039(A)(B)	971	974

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.847%, 08/13/2041(A)(B)	$1,000	$1,022
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
6.096%, 08/13/2041(A)(B)	1,000	1,009
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(E)	520	524
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(B)	750	747
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(E)	656	656
COLT Mortgage Loan Trust, Ser 2025-1, Cl M1
6.631%, 01/25/2070(A)(B)	750	763
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.520%, SOFR30A + 4.214%, 07/25/2039(A)(B)	390	400
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
7.405%, SOFR30A + 3.100%, 10/25/2041(A)(B)	1,020	1,045
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
7.055%, SOFR30A + 2.750%, 12/25/2041(A)(B)	680	694
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.305%, SOFR30A + 3.000%, 04/25/2042(A)(B)	386	396
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
9.855%, SOFR30A + 5.550%, 01/25/2043(A)(B)	300	327
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.088%, 05/25/2065(A)(B)	600	610
ELM Trust, Ser 2024-ELM, Cl C15
6.396%, 06/10/2039(A)(B)	1,000	1,004
ELM Trust, Ser 2024-ELM, Cl D15
6.897%, 06/10/2039(A)(B)	1,000	1,003
ELM Trust, Ser 2024-ELM, Cl B15
6.195%, 06/10/2039(A)(B)	1,000	1,005
Extended Stay America Trust, Ser 2021-ESH, Cl D
6.677%, TSFR1M + 2.364%, 07/15/2038(A)(B)	858	859
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
9.055%, SOFR30A + 4.750%, 02/25/2042(A)(B)	510	534

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.055%, SOFR30A + 3.750%, 02/25/2042(A)(B)	$500	$519
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(B)	744	747
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl E
7.977%, TSFR1M + 3.664%, 10/15/2036(A)(B)	1,000	983
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	973	1,009
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(B)	978	1,003
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M4
9.044%, 06/25/2057(B)	997	1,015
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M3
7.129%, 06/25/2057(B)	299	309
HOMES Trust, Ser 2025-AFC1, Cl A1
5.727%, 01/25/2060(A)(E)	461	464
Houston Galleria Mall Trust, Ser 2025-HGLR, Cl A
5.644%, 02/05/2045(A)(B)	450	462
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl D
6.551%, 01/13/2040(A)(B)	350	362
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(E)	749	746
IRV Trust, Ser 2025-200P, Cl D
6.371%, 03/14/2047(A)(B)	250	249
IRV Trust, Ser 2025-200P, Cl A
5.471%, 03/14/2047(A)(B)	800	809
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(B)	735	737
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.252%, 12/15/2056(B)	290	301
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
6.004%, TSFR1M + 1.692%, 02/15/2042(A)(B)	550	545
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(E)	840	842
OBX Trust, Ser 2024-NQM17, Cl A2
5.863%, 11/25/2064(A)(E)	913	916
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(E)	752	761

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(E)	$752	$761
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(E)	199	200
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(B)	1,000	1,012
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.667%, 05/25/2059(A)(B)	1,000	1,001
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(E)	747	756
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	679
ROCK Trust, Ser CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,074
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(B)	762	734
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(B)	640	612
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(B)	320	285
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A2
1.395%, 06/25/2056(A)(B)	757	667
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(B)	763	749
SUA 2025-1, Ser 2025-1, Cl A
5.875%, 05/25/2040(A)	500	504
TPG Trust, Ser 2024-WLSC, Cl B
7.242%, TSFR1M + 2.930%, 11/15/2029(A)(B)	200	199
TPG Trust, Ser 2024-WLSC, Cl A
6.444%, TSFR1M + 2.133%, 11/15/2029(A)(B)	400	399
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(B)	603	585
US Bank, Ser 2025-SUP1, Cl D
7.005%, SOFR30A + 2.700%, 02/25/2032(A)(B)	901	898
VCC 2025-MC1 Trust, Ser MC1, Cl A1
8.163%, 05/25/2055(A)(E)	1,000	1,007
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(B)	1,050	897
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(B)	980	989
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(B)	991	1,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.789%, 08/25/2067(A)(B)	$321	$314
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(E)	224	226
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(E)	451	453
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(E)	772	782
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(E)	772	782
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(B)	360	366
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(B)	1,000	998

		48,899
Total Mortgage-Backed Securities
(Cost $50,097) ($ Thousands)		50,826

LOAN PARTICIPATIONS — 9.2%
Acuren Delaware Holdco, Inc, Amendment No. 1 Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 07/30/2031 (B)	844	843
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
6.313%, CME Term SOFR + 2.000%, 05/17/2029 (B)	172	172
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
7.072%, CME Term SOFR + 2.750%, 09/19/2031 (B)	625	625
AmWINS Group, Inc, Initial Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 01/30/2032 (B)	1,272	1,272
Ankura Consulting Group, LLC, Term Loan, 1st Lien
7.802%, 12/29/2031	1,172	1,170
Arby's/Inspire Brands, Second Replacement Term B Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 12/15/2027 (B)	800	800
Arcis Golf LLC, 2025 Refinancing Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 11/24/2028 (B)	681	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (F)	$814	$814
Audacy Cap LLC
10.439%, 10/01/2029	10	123
Bach Finance Limited, Eleventh Amendment Dollar Term Loan, 1st Lien
7.583%, CME Term SOFR + 3.250%, 01/09/2032 (B)	200	201
BCPE Empire Holdings, Inc, Amendment No. 8 Incremental Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 12/11/2030 (B)	1,493	1,482
Belron Finance 2019 LLC, Dollar Incremental Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 10/16/2031 (B)	1,247	1,251
Bleriot US Bidco Inc, 2024 Term Loan, 1st Lien
7.046%, CME Term SOFR + 2.750%, 10/31/2030 (B)	223	223
Brown Group Holdings, LLC, Incremental Term Loan B-2 Facility, 1st Lien
6.833%, CME Term SOFR + 2.500%, 07/01/2031 (B)	347	347
6.827%, CME Term SOFR + 2.500%, 07/01/2031 (B)	451	451
6.780%, CME Term SOFR + 2.500%, 07/01/2031 (B)	727	728
CBS Radio/Entercom Media, Term Loan, 1st Lien
11.441%, 10/02/2028	33	33
10.441%, 10/01/2029	299	244
Chariot Buyer LLC, Initial Term Loan, 1st Lien
7.677%, CME Term SOFR + 3.250%, 11/03/2028 (B)	555	555
Chobani, LLC, 2025 New Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 10/25/2027 (B)	1,571	1,575
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 01/28/2032 (B)	950	951
Cloud Software Group, Inc, Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 03/29/2029 (B)	648	649
ConnextWise, LLC, Term Loan B, 1st Lien
8.061%, CME Term SOFR + 3.500%, 09/29/2028 (B)	1,247	1,252

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Construction Partners, Inc, Closing Date Loan
6.827%, CME Term SOFR + 2.500%, 11/03/2031 (B)	$199	$200
Convergint, Term Loan, 1st Lien
7.941%, 03/31/2028	948	947
Crown Finance US, Inc, Initial Term Loan, 1st Lien
9.566%, CME Term SOFR + 5.250%, 12/02/2031 (B)	597	596
Diamond Sports Group LLC
12.000%, 01/02/2028	1	15
Diamond Sports/Main Street Sports, 1st Lien
15.000%, 01/02/2028	20	18
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.000%, 08/02/2027 (B)	106	107
Discovery Energy Holding Corporation, Initial Dollar Term Loan, 1st Lien
8.046%, CME Term SOFR + 3.750%, 05/01/2031 (B)	390	390
Doosan Bobcat/Doosan Infracore, Term Loan, 1st Lien
6.296%, 04/20/2029	85	85
DS Admiral Bidco, LLC, Initial Term Loan, 1st Lien
8.546%, CME Term SOFR + 4.250%, 06/26/2031 (B)	397	395
Dynasty Acquisition Co, Inc, Initial Term B-1 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 10/31/2031 (B)	865	865
Dynasty Acquisition Co, Inc, Initial Term B-2 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 10/31/2031 (B)	329	329
Edelman Financial Engines Center, LLC, 2024-2 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/07/2028 (B)	1,250	1,250
Engineered Machinery Holdings, Inc, Incremental Amendment No. 4 Term Loan, 1st Lien
5.730%, EURIBOR + 3.750%, 05/19/2028 (B)	313	367
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
8.311%, CME Term SOFR + 3.500%, 05/19/2028 (B)	700	704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Brands Group, LLC, 2021 Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.000%, 03/30/2027 (B)	$529	$499
First Brands Group, LLC, 2021 Term Loan, 2nd Lien
13.041%, CME Term SOFR + 8.500%, 03/30/2028 (B)	1,200	1,074
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.000%, 03/30/2027 (B)	112	106
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
9.260%, CME Term SOFR + 5.000%, 11/05/2031 (B)	299	245
Harbor Freight Tools USA, Inc, Replacement Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 06/11/2031 (B)	350	342
Hilex Poly/Novolex, Term Loan, 1st Lien
7.502%, CME Term SOFR + 3.175%, 04/13/2029 (B)	1,250	1,247
Husky Injection Molding Systems, Ltd, Amendment No. 5 Refinancing Term Loan, 1st Lien
8.666%, CME Term SOFR + 4.500%, 02/15/2029 (B)	625	626
Icebox Holdco III, Inc, Initial Term Loan, 1st Lien
11.307%, CME Term SOFR + 6.750%, 12/21/2029 (B)	225	225
8.057%, CME Term SOFR + 3.500%, 12/22/2028 (B)	750	752
Infinisource/iSolved, Term Loan, 1st Lien
7.327%, 10/15/2030	317	318
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.333%, CME Term SOFR + 2.000%, 12/15/2031 (B)	995	993
Kaseya Inc, Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 03/20/2032 (B)	798	801
LABL, Inc, Initial Dollar Term Loan, 1st Lien
9.427%, CME Term SOFR + 5.000%, 10/30/2028 (B)	206	185
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 1st Lien
8.574%, CME Term SOFR + 4.250%, 12/02/2031 (B)	475	477

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Madison IAQ LLC, 2025 Incremental Term Loan, 1st Lien
7.511%, CME Term SOFR + 3.250%, 05/06/2032 (B)	$1,100	$1,102
Mavis Tire Express Services Topco, Corp., Initial Term Loan, 1st Lien
7.333%, CME Term SOFR + 3.000%, 05/04/2028 (B)	948	947
NRG Energy, Inc, 2024 New Term Loan, 1st Lien
6.030%, CME Term SOFR + 1.750%, 04/16/2031 (B)	1,489	1,491
Opal Bidco SAS, Facility B2, 1st Lien
7.435%, CME Term SOFR + 3.250%, 04/28/2032 (B)	475	477
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 1st Lien
6.572%, CME Term SOFR + 2.250%, 10/05/2028 (B)	1,571	1,570
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.324%, CME Term SOFR + 3.000%, 07/31/2028 (B)	1,097	1,095
PEX Holdings LLC, Term Loan, 1st Lien
6.967%, CME Term SOFR + 2.750%, 11/26/2031 (B)	574	574
Pitney Bowes/DMT Solutions/Blucrest, Term Loan B, 1st Lien
8.077%, 03/19/2032	825	823
Plano Holdco, Inc, Closing Date Term Loan, 1st Lien
7.796%, CME Term SOFR + 3.500%, 10/02/2031 (B)	599	567
Prairie Acquiror LP, Initial Term B-3 Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 08/01/2029 (B)	819	823
Pre-Paid Legal Services, Inc., Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 12/15/2028 (B)	948	942
Quikrete Holdings, Inc, Tranche B-3 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 02/10/2032 (B)	948	946
SPX Flow, Inc, December 2024 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/05/2029 (B)	1,250	1,254
Teneo Holdings LLC, Initial Term Loan, 1st Lien
9.077%, CME Term SOFR + 4.750%, 03/13/2031 (B)	1,588	1,602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 12/08/2028 (B)	$1,151	$1,147
USI, Inc, 2024-D Term Loan, 1st Lien
6.546%, CME Term SOFR + 2.250%, 11/21/2029 (B)	1,272	1,269
Virtusa Corporation, Term B-2 Loan, 1st Lien
7.577%, 02/15/2029	894	894

Total Loan Participations
(Cost $48,560) ($ Thousands)		48,123

	Shares
FOREIGN COMMON STOCK — 8.8%

Canada — 1.1%
Energy — 0.8%
Canadian Natural Resources Ltd	53,140	1,667
Enbridge Inc	13,884	628
Pembina Pipeline Corp	30,275	1,134
Peyto Exploration & Development Corp	10,308	147
Whitecap Resources Inc	29,910	201

		3,777

Financials — 0.3%
Great-West Lifeco Inc	14,862	564
Power Corp of Canada	30,574	1,192

		1,756

Materials — 0.0%
Arctic Canadian Diamond Company Ltd *(F)	824	56

Total Canada		5,589

China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	200,445	873

France — 0.9%
Communication Services — 0.3%
Orange SA	105,966	1,608

Consumer Discretionary — 0.0%
La Francaise des Jeux SAEM	5,369	210

Energy — 0.4%
Gaztransport Et Technigaz SA	1,884	372

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
TotalEnergies SE	26,400	$1,608

		1,980

Health Care — 0.2%
Sanofi SA	12,140	1,171

Total France		4,969

Germany — 0.1%
Communication Services — 0.1%
Freenet AG	7,110	231

Real Estate — 0.0%
Sirius Real Estate Ltd	84,820	114

Total Germany		345

Hong Kong — 0.3%
Communication Services — 0.1%
HKT Trust & HKT Ltd	197,586	296

Consumer Discretionary — 0.0%
Bosideng International Holdings Ltd	183,920	109

Consumer Staples — 0.1%
Want Want China Holdings Ltd	257,670	180
WH Group Ltd	482,156	465

		645

Financials — 0.1%
China CITIC Bank Corp Ltd, Cl H	489,770	467

Industrials — 0.0%
SITC International Holdings Co Ltd	71,531	229

Total Hong Kong		1,746

India — 0.4%
Consumer Staples — 0.2%
ITC Ltd	179,274	870

Information Technology — 0.2%
HCL Technologies Ltd	50,333	1,015

Total India		1,885

Indonesia — 0.3%
Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	2,702,081	462

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	4,111,762	$948

Industrials — 0.0%
Astra International Tbk PT	1,144,073	317

Total Indonesia		1,727

Italy — 0.7%
Financials — 0.7%
FinecoBank Banca Fineco SpA	33,916	750
Intesa Sanpaolo SpA	319,266	1,833
Poste Italiane SpA	28,394	608
Unipol Gruppo SpA	22,332	441

		3,632

Utilities — 0.0%
Italgas SpA	25,503	215

Total Italy		3,847

Japan — 0.4%
Communication Services — 0.1%
SoftBank Corp	155,730	241

Consumer Discretionary — 0.1%
USS Co Ltd	22,224	244

Health Care — 0.0%
Ono Pharmaceutical Co Ltd	20,404	221

Industrials — 0.0%
COMSYS Holdings Corp	6,029	139
Kamigumi Co Ltd	4,560	126

		265

Materials — 0.0%
Yamato Kogyo Co Ltd	1,949	118

Real Estate — 0.2%
Daito Trust Construction Co Ltd	3,150	342
Industrial & Infrastructure Fund Investment Corp ‡	131	110
Japan Real Estate Investment Corp ‡	349	285
KDX Realty Investment Corp ‡	220	238

		975

Total Japan		2,064

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Malaysia — 0.3%
Energy — 0.0%
Petronas Dagangan Bhd	15,538	$79

Financials — 0.2%
Hong Leong Bank Bhd	35,477	165
Malayan Banking Bhd	284,010	654
Public Bank Bhd	678,626	695

		1,514

Utilities — 0.1%
Petronas Gas Bhd	43,248	181

Total Malaysia		1,774

Netherlands — 0.3%
Communication Services — 0.2%
Koninklijke KPN NV	209,198	1,017

Financials — 0.1%
ASR Nederland NV	8,665	574

Total Netherlands		1,591

Singapore — 0.9%
Consumer Discretionary — 0.1%
Genting Singapore Ltd	336,507	189

Financials — 0.8%
DBS Group Holdings Ltd	62,482	2,202
Oversea-Chinese Banking Corp Ltd	167,433	2,143

		4,345

Industrials — 0.0%
ComfortDelGro Corp Ltd	114,449	129

Information Technology — 0.0%
Venture Corp Ltd	15,875	142

Total Singapore		4,805

Spain — 0.4%
Energy — 0.2%
Repsol SA, Cl A	56,383	822

Financials — 0.0%
Mapfre SA	47,313	193

Industrials — 0.2%
Aena SME SA	38,630	1,028

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Logista Integral SA	3,662	$119

		1,147

Total Spain		2,162

Sweden — 0.2%
Financials — 0.2%
Swedbank AB, Cl A	46,588	1,225

Switzerland — 0.3%
Health Care — 0.3%
Novartis AG	14,483	1,752

Taiwan — 0.6%
Communication Services — 0.3%
Chunghwa Telecom Co Ltd	204,369	945
Far EasTone Telecommunications Co Ltd	81,995	251

		1,196

Information Technology — 0.3%
Catcher Technology Co Ltd	33,404	243
MediaTek Inc	36,174	1,550

		1,793

Total Taiwan		2,989

United Kingdom — 1.4%
Communication Services — 0.0%
Cineworld Group PLC *	6,900	161

Consumer Discretionary — 0.2%
Dunelm Group PLC	6,416	104
Games Workshop Group PLC	1,821	405
Taylor Wimpey PLC	186,486	304

		813

Consumer Staples — 0.4%
Imperial Brands PLC	49,536	1,954

Financials — 0.4%
AJ Bell PLC	18,618	131
Aviva PLC	137,502	1,167
IG Group Holdings PLC	20,309	296
Lancashire Holdings Ltd	12,145	96
OSB Group PLC	22,742	163
Schroders PLC	45,634	226

		2,079

Health Care — 0.3%
GSK PLC	92,669	1,764

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Shares		Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Real Estate — 0.1%
LondonMetric Property PLC ‡		111,731	$311

Total United Kingdom			7,082

Total Foreign Common Stock
(Cost $38,090) ($ Thousands)			46,425
	Face Amount (Thousands)
SOVEREIGN DEBT — 2.5%

Angolan Government International Bond
9.125%, 11/26/2049(A)		$740	573
8.750%, 04/14/2032(A)		210	185
Argentine Republic Government International Bond
4.125%, 07/09/2027(E)		1,246	838
0.500%, 07/09/2029	EUR	5	5
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	674
Benin Government International Bond
8.375%, 01/23/2041(A)		800	768
4.875%, 01/19/2032(A)	EUR	478	510
Brazil Government International Bond
5.333%, 02/15/2028		$60	60
Colombia Government International Bond
3.000%, 01/30/2030		730	630
Dominican Republic International Bond
4.875%, 09/23/2032		260	240
4.500%, 01/30/2030		550	521
Ecuador Government International Bond
5.000%, 07/31/2026(A)(E)		1,128	708
0.000%, 07/31/2030(A)(G)		329	238
Egypt Government International Bond
8.700%, 03/01/2049(A)		320	262
5.875%, 02/16/2031		430	380
Guatemala Government Bond
4.900%, 06/01/2030(A)		280	274
4.875%, 02/13/2028		590	582
Iraq Government International Bond
5.800%, 01/15/2028		105	104
Ivory Coast Government International Bond
4.875%, 01/30/2032(A)	EUR	1,210	1,272
Morocco Government International Bond
3.000%, 12/15/2032(A)		$730	618
National Bank of Uzbekistan
4.850%, 10/21/2025		200	199
Nigeria Government International Bond
7.696%, 02/23/2038(A)		690	598
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)	$460	$410
Sri Lanka Government International Bond
4.000%, 04/15/2028(A)	16	15
3.600%, 12/15/2027(A)(E)	225	154
3.350%, 09/15/2027(A)(E)	333	269
3.100%, 07/15/2027(A)(E)	170	151
Turkiye Government International Bond
7.625%, 04/26/2029	560	585
6.875%, 03/17/2036	60	58
Ukraine Government International Bond
1.750%, 08/01/2025(A)(E)	1,213	652
0.000%, 02/01/2027(A)(E)(H)	450	211

Total Sovereign Debt
(Cost $13,552) ($ Thousands)		13,079

	Shares
EXCHANGE-TRADED FUNDS — 1.8%

Domestic Fixed Income — 1.8%
Invesco Senior Loan ETF	146,255	3,060
SPDR Blackstone Senior Loan ETF	149,326	6,210

		9,270
Total Exchange-Traded Funds
(Cost $9,266) ($ Thousands)		9,270
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bills
4.298%, 09/02/2025 (I)	$5,000	4,963

Total U.S. Treasury Obligation
(Cost $4,963) ($ Thousands)		4,963

COMMERCIAL PAPER — 0.1%
Consumer Discretionary — 0.1%
American Honda Finance
4.751%, 08/18/2025 (I)	813	808

Total Commercial Paper
(Cost $808) ($ Thousands)		808

CONVERTIBLE BONDS — 0.1%
Alarm.com Holdings
0.000%, 01/15/2026(G)	57	55

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Claritev
6.000%, 10/15/2027(A)	$420	$286

Total Convertible Bonds
(Cost $392) ($ Thousands)		341

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	177	189

Total Municipal Bond

(Cost $192) ($ Thousands)		189

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/04/2028
Strike Price $19.27 *	2,787	$38
Noble Corp PLC, Expires 02/04/2028
Strike Price $23.13 *	2,787	20

Total Warrants
(Cost $13) ($ Thousands)		58

Total Investments in Securities — 98.0%
(Cost $505,996) ($ Thousands)		$514,907

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	79	Sep-2025	$16,371	$16,434	$63
U.S. 5-Year Treasury Note	140	Sep-2025	15,071	15,260	189
U.S. Ultra Long Treasury Bond	2	Sep-2025	232	238	6
			31,674	31,932	258
Short Contracts
U.S. 2-Year Treasury Note	(51)	Sep-2025	$(10,584)	$(10,610)	$(26)
U.S. 5-Year Treasury Note	(195)	Sep-2025	(21,122)	(21,255)	(133)
U.S. 10-Year Treasury Note	(126)	Sep-2025	(13,993)	(14,128)	(135)
U.S. Long Treasury Bond	(51)	Sep-2025	(5,745)	(5,889)	(144)
U.S. Ultra Long Treasury Bond	(28)	Sep-2025	(3,295)	(3,335)	(40)
Ultra 10-Year U.S. Treasury Note	(80)	Sep-2025	(8,942)	(9,141)	(199)
			(63,681)	(64,358)	(677)
			$(32,007)	$(32,426)	$(419)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/23/25	EUR	223	USD	262	$(1)
Morgan Stanley	09/23/25	EUR	5,489	USD	6,465	(15)
State Street	08/28/25	GBP	823	USD	1,114	(13)
						$(29)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2025 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ICE CD CDX.IG.541	1.00%	Quarterly	12/20/2028	$8,505	$183	$107	$76
ICE CD CHILE	1.00%	Quarterly	06/20/2030	210	5	4	1
ICE CD CXP.HY.544	5.00%	Quarterly	06/20/2030	2,900	217	150	67
ICE CD PERU	1.00%	Quarterly	06/20/2030	980	8	5	3
ICE CD PHILIPPINES	1.00%	Quarterly	06/20/2030	390	7	5	2
					$420	$271	$149

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Income Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH EUR	1.75%	Semi-Annually	09/17/2027	EUR	4,000	$(23)	$(21)	$(2)
6-MONTH EUR	1.75%	Semi-Annually	09/17/2028	EUR	4,300	(52)	(48)	(4)
6-MONTH EUR	2.0%	Semi-Annually	09/17/2030	EUR	3,320	(54)	(48)	(6)
6-MONTH EUR	2.0%	Semi-Annually	09/17/2032	EUR	420	(15)	(13)	(2)
6-MONTH EUR	2.0%	Semi-Annually	09/17/2035	EUR	190	(12)	(11)	(1)
3.75%	SONIO	Annually	09/17/2035	GBP	360	10	14	(4)
SOFRRATE	3.75	Annually	09/17/2032	USD	80	1	–	1
						$(145)	$(127)	$(18)

Percentages are based on Net Assets of $525,309 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $263,177 ($ Thousands), representing 50.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security is in default on interest payment.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Zero coupon security.
(H)	No interest rate available.
(I)	Interest rate represents the security's effective yield at the time of purchase.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 50.5%
U.S. Treasury Bills ^
4.366%, 08/28/2025 (A)	$6,500	$6,455
4.361%, 08/21/2025 (A)	12,700	12,622
4.309%, 08/14/2025 (A)	8,600	8,555
4.283%, 08/05/2025 (A)	2,700	2,689
4.248%, 07/24/2025 (A)	7,100	7,081
4.248%, 08/07/2025 (A)	2,200	2,190
4.243%, 07/17/2025 (A)	3,100	3,094
4.235%, 07/10/2025 (A)	2,900	2,897
4.218%, 07/03/2025 (A)	5,900	5,899
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028	8,504	8,400
0.375%, 07/15/2027	73,284	72,292
0.250%, 07/15/2029	81,150	77,926
0.125%, 01/15/2030	6,300	5,945
0.125%, 07/15/2030	10,235	9,614
U.S. Treasury Notes ^
5.000%, 08/31/2025	900	901
4.875%, 05/31/2026	600	604
4.750%, 07/31/2025	1,000	1,000
4.526%, USBMMY3M + 0.245%, 01/31/2026 (B)	9,600	9,611
4.500%, 04/15/2027	600	607
4.486%, USBMMY3M + 0.205%, 10/31/2026 (B)	4,800	4,806
4.463%, USBMMY3M + 0.182%, 07/31/2026 (B)	1,700	1,702
4.451%, USBMMY3M + 0.170%, 10/31/2025 (B)	6,800	6,802
4.441%, USBMMY3M + 0.160%, 04/30/2027 (B)	1,700	1,700
4.431%, USBMMY3M + 0.150%, 04/30/2026 (B)	3,900	3,902
4.406%, USBMMY3M + 0.125%, 07/31/2025 (B)	700	700
4.379%, USBMMY3M + 0.098%, 01/31/2027 (B)	2,100	2,099
4.375%, 08/15/2026	700	703
4.375%, 07/15/2027	400	405
4.250%, 12/31/2026	1,100	1,106
4.250%, 01/15/2028	600	608
4.250%, 02/15/2028	1,000	1,014
4.000%, 02/15/2026	600	599
3.875%, 05/31/2027	400	401
3.750%, 08/31/2026	600	599
3.750%, 05/15/2028	500	501
3.375%, 09/15/2027	600	596

Total U.S. Treasury Obligations
(Cost $264,203) ($ Thousands)		266,625

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 29.5%

Communication Services — 2.5%
Alphabet Inc, Cl A	8,262	$1,456
Alphabet Inc, Cl C	6,832	1,212
AST SpaceMobile Inc, Cl A *	1,222	57
AT&T Inc (C)	61,921	1,792
Cinemark Holdings Inc	166	5
Cogent Communications Holdings Inc	527	25
Electronic Arts Inc	748	119
Frontier Communications Parent Inc *	2,250	82
GCI Liberty Inc *	1,700	—
Globalstar *	143	3
Iridium Communications Inc	1,267	38
Liberty Media Corp-Liberty Formula One, Cl C *	689	72
Liberty Media Corp-Liberty Live, Cl C *	164	13
Live Nation Entertainment Inc *	506	77
Lumen Technologies Inc *	5,944	26
Match Group Inc	615	19
Meta Platforms Inc, Cl A	3,077	2,271
Netflix Inc *	1,257	1,683
Pinterest Inc, Cl A *	908	33
ROBLOX Corp, Cl A *	1,571	165
Roku Inc, Cl A *	326	29
Spotify Technology SA *	424	325
Take-Two Interactive Software Inc, Cl A *	538	131
Telephone and Data Systems Inc	666	24
TKO Group Holdings Inc, Cl A	221	40
T-Mobile US Inc	4,090	975
Verizon Communications Inc	36,598	1,584
Walt Disney Co/The	5,675	704
Warner Bros Discovery Inc *(C)	6,489	74

		13,034
Consumer Staples — 7.1%
Albertsons Cos Inc, Cl A	5,283	114
Altria Group Inc (C)	20,131	1,180
Andersons Inc/The	211	8
Archer-Daniels-Midland Co	5,577	294
BellRing Brands Inc *	1,459	85
BJ's Wholesale Club Holdings Inc *	1,626	175
Boston Beer Co Inc/The, Cl A *	129	25
Brown-Forman Corp, Cl A	805	22
Brown-Forman Corp, Cl B	2,316	62
Bunge Global SA	1,508	121
Cal-Maine Foods Inc	472	47
Campbell Soup Co	2,382	73
Casey's General Stores Inc	479	244
Celsius Holdings Inc *	1,795	83
Central Garden & Pet Co, Cl A *	279	9
Chefs' Warehouse Inc/The *	278	18
Church & Dwight Co Inc	2,962	285
Clorox Co/The	1,561	187
Coca-Cola Co/The (C)	46,403	3,283

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Consolidated Inc	760	$85
Colgate-Palmolive Co	9,349	850
Conagra Brands Inc	5,483	112
Constellation Brands Inc, Cl A	1,896	308
Costco Wholesale Corp (C)	5,239	5,186
Coty Inc, Cl A *	5,808	27
Darling Ingredients Inc *	1,942	74
Dole PLC	1,506	21
Dollar General Corp	2,750	315
Dollar Tree Inc *	2,529	250
Edgewell Personal Care Co	821	19
elf Beauty Inc *	744	93
Energizer Holdings Inc	727	15
Estee Lauder Cos Inc/The, Cl A	2,729	220
Flowers Foods Inc	2,255	36
Fresh Del Monte Produce Inc	454	15
Freshpet Inc *	598	41
General Mills Inc	6,741	349
Grocery Outlet Holding Corp *	1,388	17
Herbalife Ltd *	1,741	15
Hershey Co/The	1,719	285
Hormel Foods Corp	3,481	105
Ingles Markets Inc, Cl A	244	15
Ingredion Inc	844	114
Inter Parfums Inc	162	21
J & J Snack Foods Corp	156	18
J M Smucker Co/The	1,274	125
Kellanova	3,055	243
Kenvue Inc	22,915	480
Keurig Dr Pepper Inc	15,716	520
Kimberly-Clark Corp	4,112	530
Kraft Heinz Co/The	12,762	329
Kroger Co/The	7,918	568
Lamb Weston Holdings Inc	1,494	77
Lancaster Colony Corp	244	42
Maplebear Inc *	2,468	112
McCormick & Co Inc/MD	3,171	240
Molson Coors Beverage Co, Cl B	1,933	93
Mondelez International Inc, Cl A	16,425	1,108
Monster Beverage Corp *	8,577	537
National Beverage Corp, Cl A *	32	1
PepsiCo Inc (C)	16,799	2,218
Performance Food Group Co *	1,940	170
Philip Morris International Inc (C)	18,569	3,382
Pilgrim's Pride Corp	314	14
Post Holdings Inc *	597	65
PriceSmart Inc	400	42
PRIMO BRANDS CORP	3,839	114
Procter & Gamble Co/The (C)	28,303	4,509
Reynolds Consumer Products Inc	2,946	63
Seaboard Corp	3	9
Simply Good Foods Co/The *	1,041	33
Spectrum Brands Holdings Inc	378	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprouts Farmers Market Inc *	1,139	$188
Sysco Corp, Cl A	5,966	452
Target Corp, Cl A	5,766	569
TreeHouse Foods Inc *	904	18
Turning Point Brands Inc	52	4
Tyson Foods Inc, Cl A (C)	3,553	199
United Natural Foods Inc *	366	9
Universal Corp/VA	297	17
US Foods Holding Corp *	2,511	193
Utz Brands Inc	263	3
Vita Coco Co Inc/The *	271	10
Vital Farms Inc *	396	15
Walgreens Boots Alliance Inc	7,869	90
Walmart Inc (C)	52,051	5,090
WD-40 Co	161	37
Weis Markets Inc	91	7
WK Kellogg Co	1,163	19

		37,485
Energy — 7.5%
Antero Midstream Corp	7,729	147
Antero Resources Corp *	6,580	265
APA Corp	8,762	160
Archrock Inc	3,401	84
Aris Water Solutions Inc, Cl A	650	15
Atlas Energy Solutions Inc, Cl A	1,496	20
Baker Hughes Co, Cl A	21,315	817
Bristow Group Inc *	800	26
Cactus Inc, Cl A	2,934	128
California Resources Corp	1,378	63
Centrus Energy Corp, Cl A *	300	55
ChampionX Corp	3,778	94
Cheniere Energy Inc	4,701	1,145
Chesapeake Energy Corp	4,976	582
Chevron Corp (C)	35,323	5,058
Chord Energy Corp	1,427	138
Civitas Resources Inc	1,999	55
Clean Energy Fuels Corp *	5,002	10
CNX Resources Corp *	2,800	94
Comstock Resources Inc *	2,287	63
ConocoPhillips (C)	27,717	2,487
CONSOL Energy	1,258	88
Core Laboratories	900	10
Coterra Energy Inc	15,903	404
Crescent Energy, Cl A	3,244	28
CVR Energy Inc	994	27
Delek US Holdings Inc	1,529	32
Devon Energy Corp	14,275	454
DHT Holdings Inc	3,692	40
Diamondback Energy Inc, Cl A	4,136	568
Diversified Energy	1,377	20
Dorian LPG Ltd	593	15
DT Midstream Inc	2,230	245
Energy Fuels Inc/Canada *	4,600	26

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EOG Resources Inc	11,970	$1,432
EQT Corp	12,950	755
Expro Group Holdings NV *	2,400	21
Exxon Mobil Corp (C)	94,413	10,178
Green Plains Inc *	1,400	8
Gulfport Energy Corp *	401	81
Halliburton Co	20,732	423
Helix Energy Solutions Group Inc *	3,440	22
Helmerich & Payne Inc	2,059	31
Hess Corp	6,067	841
HF Sinclair Corp	3,189	131
Innovex International Inc *	1,031	16
International Seaways Inc	672	25
Kinder Morgan Inc	41,383	1,217
Kinetik Holdings, Cl A	621	27
Kodiak Gas Services Inc	730	25
Liberty Energy Inc, Cl A	3,093	36
Magnolia Oil & Gas Corp, Cl A	3,302	74
Marathon Petroleum Corp (C)	6,800	1,130
Matador Resources Co	2,413	115
Murphy Oil Corp	2,935	66
Nabors Industries *	221	6
New Fortress Energy Inc, Cl A	1,810	6
Newpark Resources Inc, Cl A *	7,711	66
NextDecade *	1,724	15
Noble Corp PLC	2,706	72
Nordic American Tankers Ltd	7,200	19
Northern Oil & Gas Inc	4,874	138
NOV Inc	12,949	161
Occidental Petroleum Corp	14,861	624
Oceaneering International Inc, Cl A *	1,783	37
ONEOK Inc	13,472	1,100
Ovintiv Inc	6,435	245
Par Pacific Holdings Inc *	1,614	43
Patterson-UTI Energy Inc	7,317	43
PBF Energy Inc, Cl A	2,258	49
Peabody Energy Corp	2,767	37
Permian Resources Corp, Cl A	13,408	183
Phillips 66	8,904	1,062
ProPetro Holding Corp *	2,754	16
Range Resources Corp	5,363	218
REX American Resources Corp *	327	16
Sable Offshore *	747	16
Schlumberger NV, Cl A	30,620	1,035
Select Water Solutions Inc, Cl A	2,495	22
Sitio Royalties Corp, Cl A	1,340	25
SM Energy Co	2,349	58
Solaris Energy Infrastructure Inc, Cl A	638	18
Talos Energy Inc *	2,600	22
Targa Resources Corp	4,640	808
Texas Pacific Land Corp	447	472
Tidewater Inc *	969	45
Transocean Ltd *	16,402	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uranium Energy *	8,546	$58
VAALCO Energy Inc	3,606	13
Valaris *	1,119	47
Valero Energy Corp (C)	6,824	917
Viper Energy Inc, Cl A	3,231	123
Vitesse Energy Inc	731	16
Weatherford International PLC	1,489	75
Williams Cos Inc/The	25,939	1,629
World Kinect Corp	961	27

		39,742
Health Care — 6.0%
10X Genomics Inc, Cl A *	859	10
Abbott Laboratories	9,317	1,267
AbbVie Inc	9,923	1,842
Acadia Healthcare Co Inc, Cl A *	322	7
ACADIA Pharmaceuticals Inc *	2,157	47
Addus HomeCare Corp *	154	18
ADMA Biologics Inc *	787	14
Agilent Technologies Inc	1,946	230
Akero Therapeutics Inc *	280	15
Align Technology Inc *	367	69
Alkermes PLC *	624	18
Alnylam Pharmaceuticals Inc *	664	217
Amedisys Inc *	244	24
Amgen Inc, Cl A (C)	3,067	856
Amicus Therapeutics Inc *	2,000	11
Apellis Pharmaceuticals Inc *	667	12
Apogee Therapeutics Inc *	37	2
Arcellx Inc *	307	20
Arrowhead Pharmaceuticals Inc *	530	8
Avantor Inc *	3,200	43
Avidity Biosciences Inc *	662	19
Axsome Therapeutics Inc *	209	22
Baxter International Inc (C)	2,788	84
Beam Therapeutics *	30	1
Becton Dickinson & Co	1,805	311
BioCryst Pharmaceuticals Inc *	5,134	46
Biogen Inc *	1,488	187
Biohaven Ltd *	524	7
BioMarin Pharmaceutical Inc *	917	50
Bio-Rad Laboratories Inc, Cl A *	73	18
Bio-Techne Corp	800	41
Blueprint Medicines Corp *	389	50
Boston Scientific Corp *	7,985	858
Bridgebio Pharma Inc *	700	30
Bristol-Myers Squibb Co	11,300	523
Bruker Corp	410	17
Cardinal Health Inc	1,347	226
Catalyst Pharmaceuticals Inc *	494	11
Cencora Inc, Cl A	944	283
Centene Corp *	2,930	159
Charles River Laboratories International Inc *	256	39

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed Corp	80	$39
Cigna Group/The	1,483	490
Concentra Group Holdings Parent Inc	267	6
CONMED Corp	152	8
Cooper Cos Inc/The *	1,816	129
Corcept Therapeutics Inc *	760	56
CorVel Corp *	145	15
Crinetics Pharmaceuticals Inc *	500	14
CVS Health Corp	7,133	492
Cytokinetics Inc *	767	25
Danaher Corp, Cl A	3,777	746
DaVita Inc *	285	41
Denali Therapeutics Inc *	876	12
DENTSPLY SIRONA Inc	1,315	21
Dexcom Inc *	2,462	215
Doximity Inc, Cl A *	727	45
Dynavax Technologies Corp *	138	1
Dyne Therapeutics Inc *	678	6
Edwards Lifesciences Corp, Cl A *	4,349	340
Elanco Animal Health Inc *	3,057	44
Elevance Health Inc	1,303	507
Eli Lilly & Co	4,337	3,381
Encompass Health Corp	577	71
Enovis Corp *	272	9
Ensign Group Inc/The	243	37
Envista Holdings Corp *	1,312	26
Exact Sciences Corp *	827	44
Exelixis Inc *	1,535	68
GE HealthCare Technologies Inc	2,995	222
Gilead Sciences Inc (C)	7,277	807
Glaukos Corp *	300	31
Globus Medical Inc, Cl A *	616	36
Guardant Health Inc *	772	40
Haemonetics Corp *	158	12
Halozyme Therapeutics Inc *	693	36
HCA Healthcare Inc	992	380
HealthEquity Inc *	812	85
Henry Schein Inc *	639	47
Hims & Hers Health Inc *	884	44
Hologic Inc *	1,055	69
Humana Inc	674	165
ICU Medical Inc *	61	8
Ideaya Biosciences Inc *	212	4
IDEXX Laboratories Inc *	478	256
Illumina Inc *	1,462	140
Incyte Corp *	767	52
Insmed Inc *	869	87
Inspire Medical Systems Inc *	87	11
Insulet Corp *	349	110
Integer Holdings Corp *	165	20
Intuitive Surgical Inc *	2,021	1,098
Ionis Pharmaceuticals Inc *	841	33
Iovance Biotherapeutics Inc *	2,168	4

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IQVIA Holdings Inc *	1,450	$229
iRhythm Technologies Inc *	135	21
Jazz Pharmaceuticals PLC *	367	39
Johnson & Johnson	12,812	1,957
Krystal Biotech Inc *	53	7
Kymera Therapeutics *	39	2
Labcorp Holdings Inc	480	126
Lantheus Holdings Inc *	298	24
LeMaitre Vascular Inc	122	10
Ligand Pharmaceuticals Inc *	159	18
LivaNova PLC *	414	19
Madrigal Pharmaceuticals Inc *	108	33
Masimo Corp *	167	28
McKesson Corp	696	510
Medpace Holdings Inc *	254	80
Medtronic PLC	7,001	610
Merck & Co Inc	13,992	1,108
Merit Medical Systems Inc *	239	22
Mettler-Toledo International Inc *	110	129
Mirati Therapeutics *	600	—
Moderna Inc *	1,712	47
Molina Healthcare Inc *	283	84
Natera Inc *	687	116
Neogen Corp, Cl B *	1,762	8
NeoGenomics Inc *	802	6
Neurocrine Biosciences Inc *	478	60
Novocure Ltd *	432	8
Nuvalent Inc, Cl A *	301	23
Option Care Health Inc *	1,055	34
Organon & Co	1,600	15
Penumbra Inc *	187	48
Perrigo Co PLC	900	24
Pfizer Inc	32,084	778
Premier Inc, Cl A	769	17
Prestige Consumer Healthcare Inc, Cl A *	315	25
Privia Health Group Inc *	837	19
PROCEPT BioRobotics Corp *	113	7
Protagonist Therapeutics Inc *	259	14
PTC Therapeutics Inc *	419	20
QIAGEN NV	1,021	49
Quest Diagnostics Inc	654	117
QuidelOrtho Corp *	400	12
RadNet Inc *	251	14
Regeneron Pharmaceuticals Inc	870	457
Repligen Corp *	337	42
ResMed Inc	768	198
REVOLUTION Medicines Inc *	855	31
Revvity Inc	641	62
Rhythm Pharmaceuticals Inc *	380	24
Roivant Sciences Ltd *	2,000	23
Royalty Pharma PLC, Cl A	1,803	65
Sarepta Therapeutics Inc *	253	4
Scholar Rock Holding Corp *	375	13

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Medical Holdings Corp	800	$12
Solventum Corp *	804	61
Sotera Health Co *	203	2
SpringWorks Therapeutics Inc *	411	19
STERIS PLC	531	128
Stryker Corp	1,997	790
Summit Therapeutics Inc *	2,206	47
Supernus Pharmaceuticals Inc *	477	15
Surgery Partners Inc *	75	2
Tandem Diabetes Care Inc *	581	11
Teleflex Inc	214	25
Tenet Healthcare Corp *	531	93
TG Therapeutics Inc *	903	33
Thermo Fisher Scientific Inc	2,209	896
TransMedics Group Inc *	170	23
Twist Bioscience Corp *	257	9
Ultragenyx Pharmaceutical Inc *	500	18
United Therapeutics Corp *	210	60
UnitedHealth Group Inc (C)	5,118	1,597
Universal Health Services Inc, Cl B	288	52
Vaxcyte Inc *	1,258	41
Veeva Systems Inc, Cl A *	833	240
Veracyte Inc *	222	6
Vericel Corp *	97	4
Vertex Pharmaceuticals Inc *	1,574	701
Viatris Inc, Cl W	5,882	53
Viking Therapeutics Inc *	707	19
Waters Corp *	306	107
Waystar Holding Corp *	227	9
West Pharmaceutical Services Inc	347	76
Zimmer Biomet Holdings Inc	986	90
Zoetis Inc, Cl A	2,536	396

		31,468
Information Technology — 2.1%
Adobe Inc *	694	269
Akamai Technologies Inc *	158	13
Amdocs Ltd	208	19
ANSYS Inc *	133	47
AppLovin Corp, Cl A *	450	158
Atlassian Corp, Cl A *	218	44
Aurora Innovation Inc, Cl A *	1,218	6
Autodesk Inc, Cl A *	335	104
BILL Holdings Inc *	267	12
Cadence Design Systems Inc *	412	127
Cloudflare Inc, Cl A *	504	99
Cognizant Technology Solutions Corp, Cl A	890	69
CommVault Systems Inc *	68	12
Confluent Inc, Cl A *	600	15
Crowdstrike Holdings Inc, Cl A *	341	174
Datadog Inc, Cl A *	535	72
DocuSign Inc, Cl A *	300	23
Dynatrace Inc *	616	34
Elastic NV *	74	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EPAM Systems Inc *	72	$13
Fair Isaac Corp *	38	69
Fortinet Inc *	935	99
Gartner Inc *	105	42
Gen Digital Inc	1,074	32
Gitlab Inc, Cl A *	103	5
Globant SA *	100	9
GoDaddy Inc, Cl A *	235	42
Guidewire Software Inc, Cl Z *	128	30
HubSpot Inc *	80	45
International Business Machines Corp	1,457	429
Intuit Inc	441	347
Kyndryl Holdings Inc *	176	7
Manhattan Associates Inc *	91	18
Microsoft Corp (C)	11,503	5,722
MicroStrategy Inc, Cl A *	382	154
MongoDB Inc, Cl A *	146	31
Nutanix Inc, Cl A *	339	26
Okta Inc, Cl A *	226	23
Oracle Corp, Cl B	2,599	568
Palantir Technologies Inc, Cl A *	3,176	433
Palo Alto Networks Inc *	963	197
Procore Technologies Inc *	111	8
PTC Inc *	238	41
Qualys Inc *	95	14
Roper Technologies Inc	180	102
Salesforce Inc	1,587	433
ServiceNow Inc *	352	362
Snowflake Inc, Cl A *	627	140
Synopsys Inc *	259	133
Twilio Inc, Cl A *	193	24
Tyler Technologies Inc *	71	42
UiPath Inc, Cl A *	1,200	15
Unity Software Inc *	587	14
VeriSign Inc	76	22
Workday Inc, Cl A *	295	71
Zoom Video Communications Inc, Cl A *	390	30
Zscaler Inc *	134	42

		11,137
Real Estate — 2.9%
Acadia Realty Trust ‡	789	15
Agree Realty Corp ‡	1,161	85
Alexander & Baldwin Inc ‡	909	16
Alexandria Real Estate Equities Inc ‡	1,984	144
American Assets Trust Inc ‡	794	16
American Healthcare REIT Inc ‡	2,466	91
American Homes 4 Rent, Cl A ‡	3,811	137
American Tower Corp, Cl A ‡	4,924	1,088
Americold Realty Trust Inc ‡	3,020	50
Apartment Investment and Management Co, Cl A ‡	11,933	103
Apple Hospitality REIT Inc ‡	1,927	22
AvalonBay Communities Inc ‡	1,467	299

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brixmor Property Group Inc ‡	2,829	$74
Broadstone Net Lease Inc, Cl A ‡	2,601	42
BXP Inc ‡	1,769	119
Camden Property Trust ‡	1,119	126
CareTrust REIT Inc ‡	1,850	57
CBRE Group Inc, Cl A *	3,231	453
Centerspace ‡	271	16
Compass Inc, Cl A *	4,408	28
COPT Defense Properties ‡	1,245	34
CoStar Group Inc *	4,859	391
Cousins Properties Inc ‡	2,006	60
Crown Castle Inc ‡	4,627	475
CubeSmart ‡	2,558	109
Curbline Properties ‡	1,134	26
Cushman & Wakefield PLC *	2,803	31
DiamondRock Hospitality Co ‡	2,869	22
Digital Realty Trust Inc, Cl A ‡	3,571	623
Douglas Emmett Inc ‡	2,051	31
Easterly Government Properties, Cl A ‡	720	16
EastGroup Properties Inc ‡	534	89
Elme Communities ‡	1,207	19
Empire State Realty Trust Inc, Cl A ‡	1,063	9
EPR Properties, Cl A ‡	936	55
Equinix Inc ‡	1,029	819
Equity LifeStyle Properties Inc ‡	1,959	121
Equity Residential ‡	4,074	275
Essential Properties Realty Trust Inc ‡	2,120	68
Essex Property Trust Inc ‡	645	183
eXp World Holdings Inc	250	2
Extra Space Storage Inc ‡	2,167	319
Federal Realty Investment Trust ‡	796	76
First Industrial Realty Trust Inc ‡	1,291	62
Four Corners Property Trust Inc ‡	763	21
Gaming and Leisure Properties Inc ‡	2,711	127
Getty Realty Corp ‡	790	22
Global Net Lease Inc ‡	2,522	19
Healthcare Realty Trust Inc, Cl A ‡	3,619	57
Healthpeak Properties Inc ‡	7,717	135
Highwoods Properties Inc ‡	761	24
Host Hotels & Resorts Inc ‡	7,093	109
Howard Hughes Holdings Inc *	413	28
Independence Realty Trust Inc ‡	2,051	36
Innovative Industrial Properties Inc, Cl A ‡	353	19
InvenTrust Properties Corp ‡	1,081	30
Invitation Homes Inc ‡	6,249	205
Iron Mountain Inc ‡	3,010	309
JBG SMITH Properties ‡	1,501	26
Jones Lang LaSalle Inc *	467	119
Kennedy-Wilson Holdings Inc	2,200	15
Kilroy Realty Corp ‡	979	34
Kimco Realty Corp ‡	7,256	152
Kite Realty Group Trust ‡	2,232	51
Lamar Advertising Co, Cl A ‡	931	113

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lineage Inc ‡	728	$32
LTC Properties Inc ‡	365	13
LXP Industrial Trust, Cl B ‡	4,162	34
Macerich Co/The ‡	2,922	47
Marcus & Millichap Inc	315	10
Medical Properties Trust Inc ‡	4,477	19
Mid-America Apartment Communities Inc ‡	1,172	173
MILLROSE PROPERTIES *	975	28
National Health Investors Inc ‡	336	24
National Storage Affiliates Trust ‡	723	23
NETSTREIT Corp ‡	1,837	31
Newmark Group Inc, Cl A	1,019	12
NexPoint Residential Trust Inc ‡	237	8
NNN REIT Inc ‡	1,880	81
Omega Healthcare Investors Inc ‡	2,918	107
Outfront Media ‡	1,930	31
Paramount Group Inc ‡	3,062	19
Park Hotels & Resorts Inc ‡	1,612	16
Pebblebrook Hotel Trust ‡	2,088	21
Phillips Edison & Co Inc ‡	1,007	35
PotlatchDeltic Corp ‡	633	24
Prologis Inc ‡	9,888	1,039
Public Storage ‡	1,680	493
Rayonier Inc ‡	1,382	31
Realty Income Corp ‡	8,993	518
Redfin Corp *	2,375	27
Regency Centers Corp ‡	2,039	145
Rexford Industrial Realty Inc ‡	2,431	86
RLJ Lodging Trust ‡	2,622	19
Ryman Hospitality Properties Inc ‡	581	57
Sabra Health Care REIT Inc ‡	2,235	41
Safehold Inc ‡	1,019	16
SBA Communications Corp, Cl A ‡	1,120	263
Simon Property Group Inc ‡	3,404	547
SITE Centers Corp ‡	567	6
SL Green Realty Corp ‡	768	48
St Joe Co/The	275	13
STAG Industrial Inc ‡	1,926	70
Sun Communities Inc ‡	1,334	169
Sunstone Hotel Investors Inc ‡	1,665	14
Tanger Inc ‡	1,256	38
Terreno Realty Corp ‡	854	48
UDR Inc ‡	3,479	142
Uniti Group Inc ‡	4,350	19
Urban Edge Properties ‡	1,047	20
Ventas Inc ‡	4,533	286
Veris Residential Inc ‡	1,108	16
VICI Properties, Cl A ‡	10,737	350
Vornado Realty Trust ‡	3,015	115
Welltower Inc ‡	6,429	988
Weyerhaeuser Co ‡	7,561	194
WP Carey Inc ‡	2,435	152
Xenia Hotels & Resorts Inc ‡	1,562	20

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl A *	403	$28
Zillow Group Inc, Cl C *	1,578	111

		15,464
Utilities — 1.4%
AES Corp/The	4,443	47
ALLETE Inc	292	19
Alliant Energy Corp	1,429	86
Ameren Corp	1,528	147
American Electric Power Co Inc	3,073	319
American States Water Co	128	10
American Water Works Co Inc	1,017	141
Atmos Energy Corp	819	126
Avista Corp	554	21
Black Hills Corp, Cl A	352	20
California Water Service Group, Cl A	357	16
CenterPoint Energy Inc	3,398	125
Chesapeake Utilities Corp	200	24
Clearway Energy Inc, Cl C	542	17
CMS Energy Corp	1,800	125
Consolidated Edison Inc	1,983	199
Constellation Energy Corp	1,748	564
Dominion Energy Inc	4,521	256
DTE Energy Co	1,235	164
Duke Energy Corp	4,314	509
Edison International	2,266	117
Entergy Corp	2,366	197
Essential Utilities Inc	1,192	44
Evergy Inc	1,296	89
Eversource Energy	1,908	121
Exelon Corp	5,801	252
FirstEnergy Corp	2,968	119
Hawaiian Electric Industries Inc *	1,410	15
IDACORP Inc, Cl A	217	25
MDU Resources Group Inc	1,542	26
MGE Energy Inc	134	12
National Fuel Gas Co	439	37
New Jersey Resources Corp	445	20
NextEra Energy Inc	11,667	810
NiSource Inc	2,392	97
Northwest Natural Holding Co	378	15
Northwestern Energy Group Inc	312	16
NRG Energy Inc	1,074	172
OGE Energy Corp	1,237	55
ONE Gas Inc	343	25
Ormat Technologies Inc	400	34
Otter Tail Corp	200	15
PG&E Corp	11,793	164
Pinnacle West Capital Corp	659	59
Portland General Electric Co	323	13
PPL Corp	3,825	130
Public Service Enterprise Group Inc	2,888	243
Sempra	3,444	261
SJW Group	212	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern Co/The	6,100	$560
Southwest Gas Holdings Inc	387	29
Spire Inc	419	31
TXNM Energy Inc	422	24
UGI Corp	1,084	39
Vistra Corp	1,885	365
WEC Energy Group Inc	1,683	175
Xcel Energy Inc	3,352	228

		7,580
Total Common Stock
(Cost $77,676) ($ Thousands)		155,910
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 8.6%
Communication Services — 0.2%
Prosus
3.680%, 01/21/2030	$343	323
TELUS
7.000%, H15T5Y + 2.709%, 10/15/2055 (B)	262	264
Warnermedia Holdings
3.755%, 03/15/2027	458	426

		1,013

Consumer Discretionary — 1.1%
BMW US Capital
4.650%, 03/19/2027 (D)	411	413
Ford Motor
3.250%, 02/12/2032	434	366
Ford Motor Credit
7.350%, 11/04/2027	204	212
General Motors Financial
5.750%, 02/08/2031	478	491
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)	676	657
Hilton Domestic Operating
5.875%, 04/01/2029 (D)	378	386
Honda Motor
4.436%, 07/08/2028	396	397
Hyundai Capital America
6.100%, 09/21/2028 (D)	223	232
5.275%, 06/24/2027 (D)	84	85
5.250%, 01/08/2027 (D)	127	128
Las Vegas Sands
6.000%, 06/14/2030	145	149
5.625%, 06/15/2028	184	188
LG Energy Solution
5.375%, 04/02/2030 (D)	682	684
Marriott International
5.300%, 05/15/2034	140	142
4.900%, 04/15/2029	309	314

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MDC Holdings
6.000%, 01/15/2043	$389	$352
Sodexo
5.800%, 08/15/2035 (D)	200	206
Time Warner Cable
4.500%, 09/15/2042	330	263
Wynn Macau
5.625%, 08/26/2028 (D)	348	342

		6,007

Consumer Staples — 0.7%
Altria Group
3.400%, 05/06/2030	745	707
Cargill
5.125%, 10/11/2032 (D)	239	244
Cencosud
5.950%, 05/28/2031 (D)	200	206
ERAC USA Finance
4.600%, 05/01/2028 (D)	278	281
General Mills
4.875%, 01/30/2030	296	301
4.700%, 01/30/2027	134	135
Imperial Brands Finance
4.500%, 06/30/2028 (D)	397	397
Philip Morris International
5.625%, 11/17/2029	110	116
5.375%, 02/15/2033	549	567
4.875%, 02/13/2026	582	583
Tyson Foods
5.700%, 03/15/2034	129	134
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	5	–

		3,671

Energy — 0.9%
Continental Resources
2.268%, 11/15/2026 (D)	1,050	1,015
Devon Energy
5.200%, 09/15/2034	440	427
Ecopetrol
8.625%, 01/19/2029	512	541
Eni
5.750%, 05/19/2035 (D)	402	411
Occidental Petroleum
5.200%, 08/01/2029	140	141
Oleoducto Central
4.000%, 07/14/2027 (D)	221	215
ONEOK
6.050%, 09/01/2033	203	213
ONEOK Partners
6.125%, 02/01/2041	63	63
Targa Resources
5.650%, 02/15/2036	81	82

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 09/15/2030	$75	$76
Var Energi
8.000%, 11/15/2032 (D)	403	457
7.500%, 01/15/2028 (D)	314	332
Venture Global Plaquemines LNG
6.500%, 01/15/2034 (D)	278	278
Williams
4.625%, 06/30/2030	397	397
Woodside Finance
6.000%, 05/19/2035	154	157
5.400%, 05/19/2030	60	61

		4,866

Financials — 3.1%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	269	269
AIB Group
5.320%, SOFRRATE + 1.650%, 05/15/2031 (B)(D)	402	409
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	259	273
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	82	83
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	474	479
Athene Global Funding
5.620%, 05/08/2026 (D)	183	185
5.583%, 01/09/2029 (D)	21	22
5.526%, 07/11/2031 (D)	10	10
2.717%, 01/07/2029 (D)	59	55
2.550%, 11/19/2030 (D)	36	32
1.985%, 08/19/2028 (D)	155	143
Aviation Capital Group
4.875%, 10/01/2025 (D)	182	182
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	110	107
1.950%, 01/30/2026 (D)	480	473
1.950%, 09/20/2026 (D)	153	148
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	227
Banco Santander
6.921%, 08/08/2033	400	434
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	212	218
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	216	220
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	213	212

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (B)(D)	$483	$501
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)	343	352
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)	200	209
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)	486	517
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)	756	745
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)	16	17
4.643%, SOFRRATE + 1.143%, 05/07/2028 (B)	405	406
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)	324	337
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)	217	216
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)	177	181
2.129%, SOFRRATE + 1.870%, 11/24/2026 (B)	347	344
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (B)	475	487
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(F)	328	322
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)	453	461
Intesa Sanpaolo
7.200%, 11/28/2033 (D)	327	367
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(B)(F)	735	737
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	324	328
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	404	401
Mastercard
4.550%, 01/15/2035	315	310
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	3	3
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	319	311

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (B)		$213	$216
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)		208	188
Principal Life Global Funding II
5.100%, 01/25/2029 (D)		311	318
S&P Global
4.250%, 05/01/2029		166	166
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/2029 (B)		7	7
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (B)		208	215
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)		282	285
5.249%, SOFRRATE + 1.420%, 05/22/2029 (B)(D)		244	247
Standard Chartered
5.244%, H15T1Y + 1.350%, 05/13/2031 (B)(D)		402	408
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	239
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (D)		203	204
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	735
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	199
Synchrony Financial
5.450%, SOFRRATE + 1.680%, 03/06/2031 (B)		132	133
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		153	153
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)		419	422
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (B)(D)		519	516

			16,390

Health Care — 0.2%
Organon & Co
2.875%, 04/30/2028	EUR	200	229
Roche Holdings
4.203%, 09/09/2029 (D)		$440	441
Takeda US Financing
5.200%, 07/07/2035		397	397

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025
Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viatris
2.700%, 06/22/2030	$216	$192

		1,259

Industrials — 0.8%
Axon Enterprise
6.250%, 03/15/2033 (D)	162	167
6.125%, 03/15/2030 (D)	222	228
Boeing
3.250%, 02/01/2028	227	220
Caterpillar Financial Services
4.450%, 10/16/2026	441	443
Delta Air Lines
4.750%, 10/20/2028 (D)	475	476
4.500%, 10/20/2025 (D)	68	68
ENA Master Trust
4.000%, 05/19/2048 (D)	272	196
JH North America Holdings
5.875%, 01/31/2031 (D)	150	151
Lima Metro Line 2 Finance
5.875%, 07/05/2034	179	181
4.350%, 04/05/2036 (D)	178	168
Mileage Plan IP
5.021%, 10/20/2029 (D)	48	47
Regal Rexnord
6.050%, 02/15/2026	789	794
Republic Services
4.750%, 07/15/2030	411	419
Westinghouse Air Brake Technologies
4.900%, 05/29/2030	400	406

		3,964

Information Technology — 0.3%
Broadcom
5.050%, 07/12/2027	170	172
4.150%, 02/15/2028	110	110
Dell International
5.300%, 04/01/2032	135	138
Hewlett Packard Enterprise
4.400%, 09/25/2027	179	179
NXP BV
5.550%, 12/01/2028	317	327
Oracle
5.500%, 08/03/2035	345	353
TSMC Arizona
3.875%, 04/22/2027	406	404

		1,683

Materials — 0.2%
Braskem Netherlands Finance BV
8.000%, 10/15/2034 (D)	236	189
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)	243	242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Glencore Funding
6.500%, 10/06/2033 (D)	$56	$61
5.338%, 04/04/2027 (D)	143	145
5.186%, 04/01/2030 (D)	77	78
4.907%, 04/01/2028 (D)	178	180
LYB International Finance III
6.150%, 05/15/2035	67	70
OCP
6.100%, 04/30/2030 (D)	202	205
Volcan Cia Minera SAA
8.750%, 01/24/2030 (D)	81	80

		1,250

Real Estate — 0.1%
American Tower
5.200%, 02/15/2029	212	217
3.650%, 03/15/2027	130	128
Omega Healthcare Investors
5.200%, 07/01/2030	70	71

		416

Utilities — 1.0%
Aegea Finance Sarl
6.750%, 05/20/2029	223	222
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	286	262
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	275	287
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	400
4.950%, 04/01/2033	36	36
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/2035 (D)	202	204
5.580%, 10/20/2035 (D)	421	421
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	262
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2043	403	318
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(F)	238	268
Engie Energia Chile
6.375%, 04/17/2034 (D)	200	208
3.400%, 01/28/2030	390	362
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	243	246
Israel Electric MTN
4.250%, 08/14/2028 (D)	441	428
Kallpa Generacion
5.875%, 01/30/2032 (D)	208	213

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	$146	$146
4.647%, 10/03/2030 (D)	193	193
Pacific Gas and Electric
5.550%, 05/15/2029	73	74
Terraform Global Operating
6.125%, 03/01/2026 (D)	34	34
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(F)	286	289
Vistra Operations
6.950%, 10/15/2033 (D)	199	219

		5,203

Total Corporate Obligations
(Cost $45,560) ($ Thousands)		45,722

MORTGAGE-BACKED SECURITIES — 3.7%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.732%, 06/15/2047(B)	828	106
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.680%, 06/25/2050(B)	1,628	182
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.805%, SOFR30A + 1.500%, 10/25/2041(B)(D)	991	995
FNMA CMO, Ser 2014-78, Cl SE, IO
1.680%, 12/25/2044(B)	582	60
FNMA CMO, Ser 2016-77, Cl DS, IO
1.580%, 10/25/2046(B)	595	69
FNMA CMO, Ser 2017-62, Cl AS, IO
1.730%, 08/25/2047(B)	680	78
FNMA CMO, Ser 2017-97, Cl LS, IO
1.780%, 12/25/2047(B)	957	116
GNMA CMO, Ser 2017-122, Cl SA, IO
1.768%, 08/20/2047(B)	505	69
GNMA CMO, Ser 2017-134, Cl SE, IO
1.768%, 09/20/2047(B)	434	57

		1,732
Non-Agency Mortgage-Backed Obligations — 3.2%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	37	25
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	219	108
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	87	59
AREIT Trust, Ser 2022-CRE6, Cl A
5.551%, SOFR30A + 1.250%, 01/20/2037(B)(D)	748	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.567%, TSFR1M + 2.254%, 10/15/2037(B)(D)	$779	$779
BFLD Trust, Ser 2021-FPM, Cl A
6.027%, TSFR1M + 1.714%, 06/15/2038(B)(D)	1,189	1,189
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.508%, TSFR1M + 2.196%, 04/15/2034(B)(D)	656	640
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.258%, TSFR1M + 1.946%, 04/15/2034(B)(D)	162	159
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	90	39
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	113	45
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(D)	487	480
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.955%, SOFR30A + 1.650%, 12/25/2041(B)(D)	319	321
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.205%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,023	1,032
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.805%, SOFR30A + 3.500%, 03/25/2042(B)(D)	838	870
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.405%, SOFR30A + 3.100%, 03/25/2042(B)(D)	211	217
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.605%, SOFR30A + 2.300%, 01/25/2043(B)(D)	300	306
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.606%, SOFR30A + 2.300%, 05/25/2043(B)(D)	556	568
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.206%, SOFR30A + 1.900%, 06/25/2043(B)(D)	450	454

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.905%, SOFR30A + 1.600%, 03/25/2045(B)(D)	$513	$516
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.814%, TSFR1M + 0.494%, 12/25/2036(B)	304	96
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.305%, SOFR30A + 2.000%, 01/25/2051(B)(D)	39	39
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
6.406%, SOFR30A + 2.100%, 04/25/2043(B)(D)	254	258
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.955%, SOFR30A + 1.650%, 01/25/2034(B)(D)	100	101
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.105%, SOFR30A + 1.800%, 11/25/2041(B)(D)	1,042	1,050
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.655%, SOFR30A + 2.350%, 12/25/2041(B)(D)	668	676
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.255%, SOFR30A + 2.950%, 06/25/2042(B)(D)	379	388
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.805%, SOFR30A + 2.500%, 03/25/2052(B)(D)	445	450
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.406%, SOFR30A + 2.100%, 03/25/2043(B)(D)	319	324
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.305%, SOFR30A + 2.000%, 05/25/2043(B)(D)	435	439
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.505%, SOFR30A + 1.200%, 08/25/2044(B)(D)	529	529
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
5.405%, SOFR30A + 1.100%, 05/25/2045(B)(D)	195	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.505%, SOFR30A + 1.200%, 05/25/2045(B)(D)	$204	$204
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.120%, SOFR30A + 5.814%, 04/25/2028(B)	65	66
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.305%, SOFR30A + 2.000%, 11/25/2041(B)(D)	466	469
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.295%, 08/10/2044(B)(D)	13	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	769	762
1.433%, 08/17/2026	205	202
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.934%, TSFR1M + 0.614%, 03/25/2035(B)	39	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.549%, 09/15/2047(B)	1,132	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
6.534%, TSFR1M + 2.214%, 04/25/2047(B)(D)	75	77
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.891%, TSFR1M + 1.579%, 07/15/2036(B)(D)	266	253
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	764	780
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.486%, 11/15/2049(B)	925	880
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.920%, SOFR30A + 5.614%, 11/25/2025(B)(D)	27	28
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.670%, SOFR30A + 5.364%, 11/25/2025(B)(D)	119	124

		17,036
Other Asset-Backed Securities — 0.2%
Affirm Asset Securitization Trust, Ser 2025-X1, Cl A
5.080%, 04/15/2030(D)	462	462

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(D)	$218	$219

		681
Total Mortgage-Backed Securities
(Cost $20,258) ($ Thousands)		19,449

ASSET-BACKED SECURITIES — 3.5%
Automotive — 1.6%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(D)	298	299
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(D)	212	212
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(D)	624	625
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(D)	668	669
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	554	561
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	432
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	38	37
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	69	67
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	420
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	281	281
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	123	124
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	185	185
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	590
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(D)	244	244
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	49	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	$459	$465
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	197	200
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(D)	603	605
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	514	509
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(D)	542	542
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	76	76
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(D)	178	180
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	27	27
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	163	163
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(D)	253	254
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	80	81
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(D)	659	660
		8,557

Credit Cards — 0.3%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	473	476
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	728	734
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(D)	444	445
		1,655

Other Asset-Backed Securities — 1.6%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	800	748
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	1	1

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(D)	$29	$29
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(D)	207	207
AGL CLO 12, Ser 2021-12A, Cl A1
5.691%, TSFR3M + 1.422%, 07/20/2034(B)(D)	970	970
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	78	78
Bellemeade Re, Ser 2022-2, Cl M1A
8.305%, SOFR30A + 4.000%, 09/27/2032(B)(D)	263	264
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	179	175
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	164	150
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	315	316
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	791
Eagle RE, Ser 2023-1, Cl M1A
6.305%, SOFR30A + 2.000%, 09/26/2033(B)(D)	263	263
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	295	295
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	211	194
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.370%, TSFR3M + 1.100%, 04/20/2034(B)(D)	651	649
HFX, Ser 2017-1A
3.622%, 03/15/2035	8	8
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(D)	43	44
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	134	127
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	121	114
Neuberger Berman Loan Advisers Clo 42, Ser 2025-42A, Cl AR
5.211%, TSFR3M + 0.950%, 07/16/2035(B)(D)	1,141	1,137
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	45	46
Oportun Funding Trust 2025-1, Ser 2025-1, Cl A
4.960%, 08/16/2032(D)	280	280
Oportun Funding Trust, Ser 2024-3, Cl A
5.260%, 08/15/2029(D)	214	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Grantor Trust 2025-1, Ser 2025-1, Cl A
4.991%, 07/15/2032(B)(D)	$156	$156
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	157	159
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	562	561
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	168	169
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	260	244
		8,389

Total Asset-Backed Securities
(Cost $18,765) ($ Thousands)		18,601

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FFCB^
4.635%, SOFRRATE + 0.235%, 02/11/2028(B)	600	600
4.420%, SOFRRATE + 0.020%, 11/06/2025(B)	600	600
FHLB^
4.560%, SOFRRATE + 0.160%, 07/10/2025(B)	800	800
4.540%, SOFRRATE + 0.140%, 07/16/2026(B)	600	600
4.000%, 10/09/2026	300	300
0.620%, 02/26/2026	200	196
FHLB DN^
0.000%, 07/18/2025(A)(G)	500	499
FHLMC^
4.620%, SOFRRATE + 0.220%, 05/23/2028(B)	1,100	1,100
4.540%, SOFRRATE + 0.140%, 10/16/2026(B)	700	701
4.200%, 08/28/2025	700	700
FNMA^
4.660%, SOFRRATE + 0.260%, 11/05/2027(B)	500	501

Total U.S. Government Agency Obligations
(Cost $6,599) ($ Thousands)		6,597

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.2%

Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A *	2,308	$23

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	2,507	103

Canada — 0.0%
Energy — 0.0%
Brookfield Infrastructure, Cl A	525	22
Brookfield Renewable Corp	955	31
Encore Energy *	6,032	17
Teekay Tankers Ltd, Cl A	348	15

		85

China — 0.0%
Communication Services — 0.0%
Sunrise Communication ADR	1	—

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	9,707	17

Ireland — 0.0%
Energy — 0.0%
Ardmore Shipping Corp	1,400	13

Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	858	34

Norway — 0.0%
Energy — 0.0%
FLEX LNG	616	14
Seadrill *	1,495	39
SFL Corp Ltd, Cl B	3,000	25

		78

Puerto Rico — 0.0%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl C *	2,200	14

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
United Kingdom — 0.1%
Communication Services — 0.0%
Liberty Global PLC, Cl C *	1,259	$13

Energy — 0.1%
TechnipFMC PLC	9,158	315

		328

United States — 0.1%
Information Technology — 0.1%
Accenture PLC, Cl A	1,003	300

Real Estate — 0.0%
UMH Properties Inc ‡	1,366	23

		323

Total Foreign Common Stock
(Cost $700) ($ Thousands)		1,018
	Face Amount (Thousands)
SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	$225	185
Dominican Republic International Bond
4.875%, 09/23/2032(D)	416	384
Israel Government International Bond
5.375%, 02/19/2030	393	400

Total Sovereign Debt
(Cost $1,030) ($ Thousands)		969

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	408	–
Novartis AG *‡‡	800	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 97.4%
(Cost $434,791) ($ Thousands)		$514,891

	Shares
COMMON STOCK SOLD SHORT— (3.2)%
Communication Services — (0.6)%
Cable One Inc	(61)	(8)
Charter Communications Inc, Cl A *	(918)	(375)
Comcast Corp, Cl A	(39,094)	(1,395)
EchoStar Corp, Cl A *	(1,474)	(41)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Fox Corp, Cl A	(2,301)	$(129)
Fox Corp, Cl B	(1,400)	(72)
Interpublic Group of Cos Inc/The	(3,784)	(93)
John Wiley & Sons Inc, Cl A	(523)	(23)
Liberty Broadband Corp, Cl A *	(48)	(5)
Liberty Broadband Corp, Cl C *	(1,162)	(114)
Magnite Inc *	(1,780)	(43)
New York Times Co/The, Cl A	(1,692)	(95)
News Corp, Cl A	(3,898)	(116)
News Corp, Cl B	(1,134)	(39)
Nexstar Media Group Inc, Cl A	(318)	(55)
Omnicom Group Inc	(2,015)	(145)
Paramount Global, Cl B	(5,214)	(67)
Sirius XM Holdings Inc	(2,172)	(50)
TEGNA Inc	(2,282)	(38)
Trade Desk Inc/The, Cl A *	(4,025)	(290)

		(3,193)

Energy — 0.0%
CONSOL Energy	(208)	(15)

Information Technology — (2.6)%
Advanced Micro Devices Inc *	(2,038)	(289)
Amphenol Corp, Cl A	(1,585)	(157)
Analog Devices Inc	(699)	(166)
Apple Inc	(19,013)	(3,901)
Applied Materials Inc	(1,165)	(213)
Arista Networks Inc *	(1,168)	(120)
Arrow Electronics Inc, Cl A *	(113)	(14)
Astera Labs Inc *	(175)	(16)
Badger Meter Inc	(9)	(2)
Broadcom Inc	(5,928)	(1,634)
CDW Corp/DE	(153)	(27)
Ciena Corp *	(300)	(24)
Cisco Systems Inc	(6,282)	(436)
Coherent Corp *	(277)	(25)
Corning Inc, Cl B	(1,036)	(54)
Credo Technology Group Holding Ltd *	(378)	(35)
Dell Technologies Inc, Cl C	(363)	(45)
Enphase Energy Inc *	(105)	(4)
Entegris Inc	(238)	(19)
F5 Inc, Cl A *	(111)	(33)
First Solar Inc *	(112)	(19)
Hewlett Packard Enterprise Co	(1,755)	(36)
HP Inc	(1,330)	(33)
Intel Corp	(5,015)	(112)
Jabil Inc	(205)	(45)
Juniper Networks Inc	(650)	(26)
Keysight Technologies Inc *	(208)	(34)
KLA Corp	(193)	(173)
Lam Research Corp	(1,618)	(157)
Lattice Semiconductor Corp *	(266)	(13)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Marvell Technology Inc	(1,009)	$(78)
Microchip Technology Inc	(764)	(54)
Micron Technology Inc	(1,456)	(179)
Monolithic Power Systems Inc	(55)	(40)
Motorola Solutions Inc	(262)	(110)
NetApp Inc	(299)	(32)
NVIDIA Corp	(28,418)	(4,490)
ON Semiconductor Corp *	(630)	(33)
Onto Innovation Inc *	(9)	(1)
Pure Storage Inc, Cl A *	(330)	(19)
Qorvo Inc *	(237)	(20)
QUALCOMM Inc	(1,653)	(263)
Skyworks Solutions Inc	(231)	(17)
Super Micro Computer Inc *	(650)	(32)
TD SYNNEX Corp	(61)	(8)
Teledyne Technologies Inc *	(82)	(42)
Teradyne Inc	(286)	(26)
Texas Instruments Inc	(1,273)	(264)
Trimble Inc *	(391)	(30)
Universal Display Corp	(117)	(18)
Western Digital Corp	(448)	(29)
Zebra Technologies Corp, Cl A *	(29)	(9)

		(13,656)

Total Common Stock Sold Short
(Proceeds $14,011) ($ Thousands)		(16,864)

Total Investments Sold Short — (3.2)%
(Proceeds $14,011) ($ Thousands)		$(16,864)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	22	Jan-2026	$1,425	$1,423	$(2)
Brent Crude^	61	Sep-2025	4,166	3,980	(186)
Brent Crude^	20	Jul-2025	1,357	1,334	(23)
Brent Crude^	11	Nov-2025	691	712	21
Coffee C^	5	Dec-2025	634	553	(81)
Coffee C^	22	Sep-2025	2,720	2,476	(244)
Coffee C^	5	Mar-2026	667	542	(125)
Copper^	10	Dec-2025	1,162	1,287	125
Copper^	26	Sep-2025	3,177	3,303	126
Copper^	10	Mar-2026	1,233	1,300	67
Corn^	48	Dec-2025	1,081	1,021	(60)
Corn^	18	Sep-2025	411	369	(42)
Corn^	47	Mar-2026	1,073	1,037	(36)
Cotton No. 2^	30	Dec-2025	1,021	1,023	2
Cotton No. 2^	19	Mar-2026	660	660	–
Feeder Cattle^	7	Aug-2025	1,084	1,088	4
Gasoline^	6	Dec-2025	437	454	17
Gasoline^	3	Feb-2026	231	230	(1)
Gasoline^	26	Aug-2025	2,407	2,231	(176)
Gasoline^	3	Oct-2025	232	233	1
Gold^	11	Feb-2026	3,761	3,729	(32)
Gold^	28	Aug-2025	8,882	9,262	380
Gold^	11	Dec-2025	3,440	3,699	259
KC HRW Wheat^	12	Mar-2026	348	343	(5)
KC HRW Wheat^	13	Dec-2025	396	358	(38)
KC HRW Wheat^	39	Sep-2025	1,147	1,027	(120)
Lean Hogs^	14	Feb-2026	469	479	10
Lean Hogs^	7	Oct-2025	242	258	16
Lean Hogs^	7	Dec-2025	204	235	31
Lean Hogs^	57	Aug-2025	2,533	2,451	(82)
Lean Hogs^	24	Oct-2025	918	887	(31)
Live Cattle^	5	Dec-2025	385	421	36
Live Cattle^	25	Oct-2025	2,128	2,102	(26)
Live Cattle^	5	Oct-2025	381	420	39
Live Cattle^	8	Aug-2025	641	684	43
Live Cattle^	10	Feb-2026	843	843	–
LME Lead^	2	Nov-2025	104	103	(1)
LME Lead^	6	Sep-2025	298	306	8
LME Lead^	4	Jan-2026	196	207	11
LME Lead^	2	Mar-2026	102	104	2
LME Nickel^	3	Nov-2025	295	276	(19)
LME Nickel^	1	Sep-2025	98	91	(7)
LME Nickel^	3	Mar-2026	281	280	(1)
LME Nickel^	5	Jan-2026	467	464	(3)
LME Primary Aluminum^	43	Sep-2025	2,772	2,795	23
LME Primary Aluminum^	7	Mar-2026	443	458	15
LME Primary Aluminum^	13	Jan-2026	793	848	55
LME Primary Aluminum^	7	Nov-2025	465	456	(9)
LME Zinc^	3	Mar-2026	202	208	6
LME Zinc^	6	Jan-2026	399	416	17
LME Zinc^	3	Nov-2025	219	207	(12)
LME Zinc^	14	Sep-2025	966	963	(3)
LME Zinc^	26	Sep-2025	1,732	1,789	57
Low Sulphur Gasoil^	63	Sep-2025	4,104	4,114	10
Low Sulphur Gasoil^	4	Nov-2025	251	256	5

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Low Sulphur Gasoil^	9	Jan-2026	$536	$564	$28
Low Sulphur Gasoil^	4	Mar-2026	249	250	1
Natural Gas^	173	Aug-2025	6,841	6,038	(803)
Natural Gas^	24	Oct-2025	1,108	956	(152)
Natural Gas^	23	Feb-2026	976	941	(35)
Natural Gas^	40	Dec-2025	2,024	1,941	(83)
NY Harbor ULSD^	4	Aug-2025	375	378	3
NY Harbor ULSD^	5	Dec-2025	443	459	16
NY Harbor ULSD^	2	Feb-2026	179	181	2
NY Harbor ULSD^	2	Oct-2025	182	186	4
NYMEX Cocoa^	8	Sep-2025	713	720	7
Platinum^	37	Oct-2025	2,344	2,485	141
Silver^	2	Sep-2025	332	361	29
Silver^	6	Dec-2025	984	1,099	115
Silver^	6	Mar-2026	1,071	1,111	40
Silver^	5	Sep-2025	926	904	(22)
Soybean^	16	Mar-2026	850	844	(6)
Soybean^	32	Jan-2026	1,665	1,667	2
Soybean^	20	Nov-2025	1,035	1,028	(7)
Soybean Meal^	31	Jan-2026	945	908	(37)
Soybean Meal^	15	Mar-2026	465	448	(17)
Soybean Meal^	25	Dec-2025	782	723	(59)
Soybean Oil^	37	Jan-2026	1,091	1,174	83
Soybean Oil^	18	Mar-2026	536	570	34
Soybean Oil^	116	Dec-2025	3,448	3,672	224
Sugar No. 11^	55	Feb-2026	1,119	1,043	(76)
Sugar No. 11^	17	Sep-2025	321	308	(13)
U.S. 2-Year Treasury Note	277	Sep-2025	57,437	57,623	186
U.S. 5-Year Treasury Note	358	Sep-2025	38,480	39,022	542
Wheat^	20	Sep-2025	560	539	(21)
Wheat^	20	Mar-2026	586	579	(7)
Wheat^	20	Dec-2025	601	560	(41)
WTI Crude Oil^	20	Dec-2025	1,183	1,228	45
WTI Crude Oil^	60	Aug-2025	3,825	3,831	6
WTI Crude Oil^	27	Nov-2025	1,850	1,665	(185)
WTI Crude Oil^	10	Oct-2025	641	621	(20)
WTI Crude Oil^	10	Feb-2026	621	613	(8)
			204,098	204,035	(63)
Short Contracts
Corn^	(2)	Sep-2025	$(43)	$(41)	$2
E-mini S&P Select Sector Consumer Discretionary	(211)	Sep-2025	(45,651)	(46,790)	(1,139)
LME Lead^	(44)	Sep-2025	(2,169)	(2,250)	(81)
LME Nickel^	(4)	Dec-2025	(378)	(370)	8
MSCI EAFE Index	(58)	Sep-2025	(7,736)	(7,777)	(41)
NY Harbor ULSD^	(7)	Aug-2025	(614)	(662)	(48)
NYMEX Cocoa^	(10)	Sep-2025	(898)	(900)	(2)
S&P 500 Index E-MINI	(51)	Sep-2025	(15,382)	(15,947)	(565)
S&P 500 Materials Sector Index	(83)	Sep-2025	(7,752)	(7,791)	(39)
Soybean Meal^	(15)	Dec-2025	(448)	(434)	14
Sugar No. 11^	(72)	Sep-2025	(1,339)	(1,306)	33
U.S. Ultra Long Treasury Bond	(3)	Sep-2025	(348)	(358)	(10)
Ultra 10-Year U.S. Treasury Note	(45)	Sep-2025	(5,071)	(5,142)	(71)
			(87,829)	(89,768)	(1,939)
			$116,269	$114,267	$(2,002)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/09/25	USD	1,512	EUR	1,324	$42
Morgan Stanley	07/09/25	EUR	1,443	USD	1,644	(50)
						$(8)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2025, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S44.V1-5Y	5.00%	Quarterly	06/20/2030	$1,997	$(149)	$(100)	$(49)
ITRAXX.AUSTRALIA.S43	1.00%	Quarterly	06/20/2030	9,735	(115)	(105)	(10)
KNBZMK-770951	1.00%	Quarterly	12/20/2029	18,090	(432)	(411)	(21)
					$(696)	$(616)	$(80)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S44.V1-5Y	1.00%	Quarterly	06/20/2030	$9,735	$215	$184	$31

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.146%	CPI	Annually	01/15/2027	USD	6,000	$1,330	$–	$1,330
2.401%	USD/CPI	Annually	07/15/2028	USD	55,859	1,583	–	1,583
2.367%	USD/CPI	Annually	07/15/2028	USD	13,820	405	–	405
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	44	53	(9)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	45	54	(9)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,065	2,182	(117)
1.98%	SOFR	Annually	07/12/2027	USD	1,075	31	36	(5)
1.27%	SOFR	Annually	09/27/2029	USD	2,230	187	190	(3)
1.965%	SOFR	Annually	06/04/2029	USD	4,220	222	238	(16)
0.316%	SOFR	Annually	06/05/2027	USD	15,800	939	980	(41)
2.21%	SOFR	Annually	04/04/2027	USD	10,400	237	279	(42)
1.33%	SOFR	Annually	10/25/2026	USD	6,110	186	196	(10)
1.92%	SOFR	Annually	08/04/2025	USD	2,717	7	6	1
2.4%	SOFR	Annually	11/10/2035	USD	1,190	136	96	40
						$7,417	$4,310	$3,107

Percentages are based on Net Assets of $528,447 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary Ltd. as of June 30, 2025.
(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Inflation Managed Fund (Concluded)

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $54,482 ($ Thousands), representing 10.3% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 48.3%
U.S. Treasury Bills
4.204%, 07/01/2025 (A)	$50,000	$50,000
4.145%, 07/17/2025 (A)	35,000	34,935
4.140%, 07/10/2025 (A)	50,000	49,948
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,580	1,725
3.625%, 04/15/2028	1,384	1,472
2.500%, 01/15/2029	1,200	1,248
2.375%, 01/15/2027	1,410	1,433
2.375%, 10/15/2028	8,376	8,688
2.125%, 04/15/2029	7,719	7,927
2.000%, 01/15/2026	396	396
1.750%, 01/15/2028	1,361	1,378
1.625%, 10/15/2027	9,766	9,887
1.625%, 10/15/2029	6,506	6,586
1.625%, 04/15/2030	992	999
1.250%, 04/15/2028	3,475	3,469
0.875%, 01/15/2029	2,407	2,369
0.750%, 07/15/2028	2,783	2,749
0.625%, 01/15/2026	1,206	1,199
0.500%, 01/15/2028	3,186	3,127
0.375%, 01/15/2027	2,812	2,774
0.375%, 07/15/2027	3,118	3,076
0.250%, 07/15/2029	2,824	2,712
0.125%, 04/15/2026	1,849	1,829
0.125%, 07/15/2026	3,040	3,014
0.125%, 10/15/2026	9,277	9,170
0.125%, 04/15/2027	3,511	3,438
0.125%, 01/15/2030	3,178	2,999
0.125%, 07/15/2030	1,426	1,340

Total U.S. Treasury Obligations
(Cost $219,471) ($ Thousands)		219,887

COMMERCIAL PAPER — 31.3%
American Honda Finance
4.714%, 09/09/2025 (A)	8,600	8,521
Becton Dickinson
4.577%, 07/18/2025 (A)(B)	6,900	6,884
Brookfield Infrastructure Holdings Canada
4.860%, 08/07/2025 (A)	8,600	8,557
Crown Castle
5.061%, 07/24/2025 (A)(B)	8,550	8,521
CVS Health
4.891%, 07/07/2025 (A)(B)	8,600	8,592
Enel Finance America
4.640%, 07/25/2025 (A)(B)	6,750	6,728
Entergy
4.637%, 08/07/2025 (A)(B)	3,800	3,782
4.572%, 07/17/2025 (A)(B)	4,800	4,789
Fidelity National Information Services
4.634%, 07/14/2025 (A)(B)	5,650	5,640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
4.634%, 07/18/2025 (A)(B)	$250	$249
Fiserv
4.561%, 07/08/2025 (A)(B)	7,400	7,392
4.541%, 07/02/2025 (A)(B)	1,150	1,150
Hyundai Capital America
4.632%, 08/04/2025 (A)(B)	1,350	1,344
Intesa Sanpaolo Funding
4.663%, 08/12/2025 (A)	7,100	7,060
Jabil
4.866%, 07/14/2025 (A)(B)	3,000	2,994
4.836%, 07/02/2025 (A)(B)	300	300
Marriott International
4.642%, 07/23/2025 (A)(B)	1,900	1,894
4.623%, 08/18/2025 (A)(B)	4,900	4,869
4.609%, 07/29/2025 (A)(B)	1,750	1,744
Mondelez International
4.605%, 07/21/2025 (A)(B)	5,100	5,086
4.593%, 08/13/2025 (A)(B)	3,500	3,481
Oglethorpe Power
4.617%, 07/02/2025 (A)(B)	8,600	8,598
Parker-Hannifin
4.587%, 07/29/2025 (A)(B)	6,900	6,874
4.585%, 08/22/2025 (A)(B)	1,700	1,689
Sempra
4.650%, 07/16/2025 (A)(B)	3,450	3,443
4.611%, 07/31/2025 (A)(B)	750	747
4.600%, 07/10/2025 (A)(B)	1,900	1,897
Sumitomo Mitsui Trust Bank
4.449%, 09/16/2025 (A)(B)	1,850	1,833
4.432%, 08/21/2025 (A)(B)	3,250	3,229
TransCanada PipeLines
4.658%, 07/22/2025 (A)(B)	6,000	5,983
VW Credit
4.770%, 08/11/2025 (A)(B)	500	498
4.749%, 07/22/2025 (A)(B)	8,050	8,027

Total Commercial Paper
(Cost $142,415) ($ Thousands)		142,395

	Shares
REGISTERED INVESTMENT COMPANIES — 4.0%
iShares iBoxx High Yield Corporate Bond ETF	59,065	4,764
Janus Henderson AAA CLO ETF	72,355	3,672
SPDR Bloomberg High Yield Bond ETF	46,175	4,491
Vanguard Intermediate-Term Corporate Bond ETF	10,283	853
Vanguard Long-Term Corporate Bond ETF	1,901	144
Vanguard Mortgage-Backed Securities ETF	1,461	68
Vanguard S&P 500 ETF	7,248	4,117

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)

Total Registered Investment Companies
(Cost $17,871) ($ Thousands)		$18,109

COMMON STOCK — 3.2%

Communication Services — 0.2%
Alphabet Inc, Cl C	1,609	285
Meta Platforms Inc, Cl A	532	393

		678
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *	1,609	353

Financials — 0.7%
JPMorgan Chase & Co	11,340	3,288

Health Care — 0.5%
Danaher Corp, Cl A	12,580	2,485

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 1.7%
Broadcom Inc	13,460	$3,710
Microsoft Corp	643	320
NVIDIA Corp	6,711	1,060
Salesforce Inc	9,450	2,577

		7,667
Total Common Stock
(Cost $12,283) ($ Thousands)		14,471
	Face Amount (Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 1.8%
FNMA DN
0.000%, 07/01/2025(C)	$8,400	8,399

Total U.S. Government Agency Obligation
(Cost $8,400) ($ Thousands)		8,399

Total Investments in Securities — 88.6%
(Cost $400,440) ($ Thousands)		$403,261

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	11	Sep-2025	$821	$825	$1
CAC40 10 Euro Index	18	Jul-2025	1,614	1,621	(13)
Canadian 10-Year Bond	131	Sep-2025	11,574	11,713	61
DAX Index	3	Sep-2025	2,062	2,118	30
Euro STOXX 50	6	Sep-2025	371	375	(1)
Euro-Bobl	109	Sep-2025	14,730	15,058	(55)
Euro-Bund 10-Year Bond	47	Sep-2025	7,042	7,181	(49)
Euro-OAT	7	Sep-2025	995	1,017	(8)
Euro-Schatz	18	Sep-2025	2,204	2,267	(4)
FTSE 100 Index	7	Sep-2025	848	842	(12)
FTSE MIB Index	8	Sep-2025	1,844	1,871	4
IBEX	8	Jul-2025	1,295	1,308	(3)
Long Gilt 10-Year Bond	98	Sep-2025	12,095	12,494	221
MSCI EAFE Index	54	Sep-2025	7,108	7,241	133
MSCI Emerging Markets	103	Sep-2025	6,256	6,353	97
NASDAQ 100 Index E-Mini	152	Sep-2025	6,648	6,959	311
NASDAQ 100 Index E-MINI	3	Sep-2025	1,312	1,373	61
Nikkei 225 Index	73	Sep-2025	1,929	2,047	113
OMX Stockholm 30	42	Jul-2025	1,104	1,098	3
Russell 2000 Index E-MINI	6	Sep-2025	636	658	22
S&P 500 Index E-MINI	118	Sep-2025	18,686	19,168	482
S&P TSX 60 Index	13	Sep-2025	3,028	3,048	36
SPI 200 Index	31	Sep-2025	4,301	4,336	6
U.S. 2-Year Treasury Note	61	Sep-2025	12,641	12,690	49
U.S. 5-Year Treasury Note	452	Sep-2025	48,819	49,268	449
U.S. 10-Year Treasury Note	192	Sep-2025	21,190	21,527	337
			$191,153	$194,456	$2,271

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Multi-Asset Capital Stability Fund (Concluded)

A list of the open OTC swap agreements held by the Fund at June 30, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	BROADCOM	BROADCOM INC_US_USD_XNAS	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	3,447	$(255)	$–	$(255)
Goldman Sachs	DANAHER	DANAHER_US_USD_XNYS	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	2,580	98	–	98
Goldman Sachs	GOLD EQ INDEX	GOLDMAN SACHS USD SHORT VOL BASKET	POSITIVE INDEX RETURN	Quarterly	03/04/2026	USD	3,855	85	–	85
Goldman Sachs	J.P. MORGAN	JPMORGAN CHASE_US_USD_XN	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	3,042	(238)	–	(238)
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2025	USD	3,383	(10)	–	(10)
Goldman Sachs	SALESFORCE	SALESFORCE.COM_US_USD_XN	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	2,522	(52)	–	(52)
								$(372)	$–	$(372)

Percentages are based on Net Assets of $455,382 ($ Thousands).
*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $118,257 ($ Thousands), representing 26.0% of the Net Assets of the Fund.

(C)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

June 30, 2025 (Unaudited)

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
COP— Certificate of Participation
CMBX — Commercial Mortgage-Backed Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust